UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Canada Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Canada Fund

1.855812.107

ACAN-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 2.9%
Magna International, Inc. Class A (sub. vtg.)	660,000	$ 70,875,774
Hotels, Restaurants & Leisure - 0.7%
Starbucks Corp.	130,000	10,098,400
Tim Hortons, Inc. (Canada)	110,300	6,161,666
		16,260,066
Media - 1.3%
CBS Corp. Class B	160,000	9,092,800
Cineplex, Inc.	200,000	7,149,998
Corus Entertainment, Inc. Class B (non-vtg.)	200,000	4,420,599
Quebecor, Inc. Class B (sub. vtg.)	400,000	9,706,975
		30,370,372
Multiline Retail - 0.9%
Canadian Tire Ltd. Class A (non-vtg.)	80,000	7,599,762
Dollarama, Inc.	173,467	14,278,592
		21,878,354
Specialty Retail - 0.4%
AutoCanada, Inc.	150,000	9,971,110
Textiles, Apparel & Luxury Goods - 1.0%
Gildan Activewear, Inc.	420,195	24,621,689
TOTAL CONSUMER DISCRETIONARY		173,977,365
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 3.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,845,600	50,509,198
CVS Caremark Corp.	150,000	11,454,000
Jean Coutu Group, Inc. Class A (sub. vtg.)	310,000	6,138,304
Metro, Inc. Class A (sub. vtg.)	226,565	14,771,868
		82,873,370
ENERGY - 25.7%
Energy Equipment & Services - 1.7%
Calfrac Well Services Ltd.	450,000	8,605,035
Canyon Services Group, Inc.	100,000	1,438,070
Halliburton Co.	100,000	6,899,000
Pason Systems, Inc.	50,000	1,274,361
Precision Drilling Corp.	800,000	9,971,110
Secure Energy Services, Inc.	100,000	2,115,834
ShawCor Ltd. Class A	200,000	10,123,355
Trican Well Service Ltd.	100,000	1,443,573
		41,870,338
Oil, Gas & Consumable Fuels - 24.0%
ARC Resources Ltd. (d)	700,000	19,285,551
Canadian Natural Resources Ltd.	2,150,000	93,721,741
Cenovus Energy, Inc.	1,050,000	32,250,653
Crescent Point Energy Corp. (d)	633,400	25,844,881

	Shares	Value
Enbridge, Inc.	1,287,800	$ 63,129,188
Encana Corp.	1,100,000	23,687,807
Enerplus Corp.	250,000	5,716,054
Imperial Oil Ltd.	450,000	23,091,209
Inter Pipeline Ltd.	250,000	7,745,219
Keyera Corp.	302,302	22,629,329
Painted Pony Petroleum Ltd. (a)	50,000	530,564
Painted Pony Petroleum Ltd. (a)(e)	113,000	1,199,074
Pembina Pipeline Corp.	500,000	20,947,402
Peyto Exploration & Development Corp.	500,000	16,806,530
PrairieSky Royalty Ltd.	38,500	1,391,205
Suncor Energy, Inc.	2,417,600	99,267,164
Tourmaline Oil Corp. (a)	450,000	21,184,482
Tourmaline Oil Corp. (a)(e)	80,000	3,766,130
TransCanada Corp. (d)	1,060,000	53,177,420
Trilogy Energy Corp. (d)	100,000	2,545,054
Veresen, Inc.	550,000	9,346,999
Vermilion Energy, Inc. (d)	400,000	26,398,863
Whitecap Resources, Inc. (d)	550,000	8,005,228
		581,667,747
TOTAL ENERGY		623,538,085
FINANCIALS - 32.5%
Banks - 23.0%
Bank of Montreal (d)	900,000	67,082,130
Bank of Nova Scotia	1,600,000	108,603,659
Canadian Imperial Bank of Commerce	204,600	18,991,669
National Bank of Canada	200,000	8,951,254
Royal Bank of Canada	2,430,000	179,338,836
The Toronto-Dominion Bank	3,357,600	175,586,144
		558,553,692
Capital Markets - 0.3%
CI Financial Corp.	200,000	6,474,985
Diversified Financial Services - 1.0%
Element Financial Corp. (a)	200,000	2,597,331
McGraw Hill Financial, Inc.	60,000	4,813,200
Onex Corp. (sub. vtg.)	300,000	17,457,697
		24,868,228
Insurance - 5.3%
Industrial Alliance Insurance and Financial Services, Inc. (d)	100,000	4,384,831
Intact Financial Corp.	210,925	14,067,470
Manulife Financial Corp.	3,200,000	65,388,178
Sun Life Financial, Inc. (d)	1,200,000	45,750,447
		129,590,926
Real Estate Investment Trusts - 0.2%
General Growth Properties, Inc.	200,000	4,674,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 2.7%
Brookfield Asset Management, Inc. Class A	1,450,000	$ 64,683,817
TOTAL FINANCIALS		788,845,648
HEALTH CARE - 2.7%
Health Care Providers & Services - 0.3%
Catamaran Corp. (a)	156,468	7,124,901
Pharmaceuticals - 2.4%
Salix Pharmaceuticals Ltd. (a)	60,000	7,914,600
Valeant Pharmaceuticals International (Canada) (a)	441,471	51,756,994
		59,671,594
TOTAL HEALTH CARE		66,796,495
INDUSTRIALS - 9.1%
Aerospace & Defense - 0.2%
MacDonald Dettwiler & Associates Ltd.	50,000	3,736,415
Airlines - 0.6%
Air Canada Class A (a)	1,592,000	13,972,981
Machinery - 0.5%
ATS Automation Tooling System, Inc. (a)	540,000	7,344,614
Cummins, Inc.	37,300	5,199,247
		12,543,861
Professional Services - 1.1%
Stantec, Inc.	430,000	27,282,432
Road & Rail - 6.7%
Canadian National Railway Co.	1,580,000	105,623,149
Canadian Pacific Railway Ltd.	300,000	57,044,986
		162,668,135
TOTAL INDUSTRIALS		220,203,824
INFORMATION TECHNOLOGY - 3.0%
Electronic Equipment & Components - 0.0%
Avigilon Corp. (a)(d)	50,000	1,165,222
IT Services - 1.1%
CGI Group, Inc. Class A (sub. vtg.) (a)	580,000	20,804,145
DH Corp.	180,000	5,439,538
		26,243,683
Software - 1.9%
Adobe Systems, Inc. (a)	180,000	12,439,800
Constellation Software, Inc.	45,200	10,736,736
Open Text Corp.	415,814	23,125,566
		46,302,102
TOTAL INFORMATION TECHNOLOGY		73,711,007

	Shares	Value
MATERIALS - 8.8%
Chemicals - 2.0%
Methanex Corp.	150,000	$ 9,762,003
Potash Corp. of Saskatchewan, Inc.	1,100,000	39,052,598
		48,814,601
Containers & Packaging - 0.9%
CCL Industries, Inc. Class B	150,000	14,849,360
Winpak Ltd.	290,000	7,447,150
		22,296,510
Metals & Mining - 5.5%
Agnico Eagle Mines Ltd. (Canada)	466,000	17,326,216
Barrick Gold Corp.	300,000	5,420,278
Detour Gold Corp. (a)	350,000	3,945,064
Eldorado Gold Corp.	900,000	6,677,672
First Quantum Minerals Ltd.	360,000	8,538,176
Franco-Nevada Corp.	700,000	39,604,714
Goldcorp, Inc.	1,700,000	46,555,693
Silver Wheaton Corp.	200,000	5,224,011
		133,291,824
Paper & Forest Products - 0.4%
Stella-Jones, Inc.	150,000	3,714,404
West Fraser Timber Co. Ltd.	150,000	6,833,127
		10,547,531
TOTAL MATERIALS		214,950,466
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.5%
BCE, Inc. (d)	1,000,000	45,288,210
TELUS Corp.	1,100,000	38,396,845
		83,685,055
Wireless Telecommunication Services - 0.7%
Rogers Communications, Inc. Class B (non-vtg.) (d)	450,000	17,573,256
TOTAL TELECOMMUNICATION SERVICES		101,258,311
TOTAL COMMON STOCKS (Cost $1,640,756,581)		2,346,154,571
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	22,341,365	$ 22,341,365
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	148,726,570	148,726,570
TOTAL MONEY MARKET FUNDS (Cost $171,067,935)		171,067,935
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $1,811,824,516)		2,517,222,506
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(88,888,431)
NET ASSETS - 100%		$ 2,428,334,075
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,965,204 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,709
Fidelity Securities Lending Cash Central Fund	1,398,330
Total	$ 1,435,039
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $1,825,276,327. Net unrealized appreciation aggregated $691,946,179, of which $724,620,089 related to appreciated investment securities and $32,673,910 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Canada Fund

July 31, 2014

1.804819.110

CAN-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 2.9%
Magna International, Inc. Class A (sub. vtg.)	660,000	$ 70,875,774
Hotels, Restaurants & Leisure - 0.7%
Starbucks Corp.	130,000	10,098,400
Tim Hortons, Inc. (Canada)	110,300	6,161,666
		16,260,066
Media - 1.3%
CBS Corp. Class B	160,000	9,092,800
Cineplex, Inc.	200,000	7,149,998
Corus Entertainment, Inc. Class B (non-vtg.)	200,000	4,420,599
Quebecor, Inc. Class B (sub. vtg.)	400,000	9,706,975
		30,370,372
Multiline Retail - 0.9%
Canadian Tire Ltd. Class A (non-vtg.)	80,000	7,599,762
Dollarama, Inc.	173,467	14,278,592
		21,878,354
Specialty Retail - 0.4%
AutoCanada, Inc.	150,000	9,971,110
Textiles, Apparel & Luxury Goods - 1.0%
Gildan Activewear, Inc.	420,195	24,621,689
TOTAL CONSUMER DISCRETIONARY		173,977,365
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 3.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,845,600	50,509,198
CVS Caremark Corp.	150,000	11,454,000
Jean Coutu Group, Inc. Class A (sub. vtg.)	310,000	6,138,304
Metro, Inc. Class A (sub. vtg.)	226,565	14,771,868
		82,873,370
ENERGY - 25.7%
Energy Equipment & Services - 1.7%
Calfrac Well Services Ltd.	450,000	8,605,035
Canyon Services Group, Inc.	100,000	1,438,070
Halliburton Co.	100,000	6,899,000
Pason Systems, Inc.	50,000	1,274,361
Precision Drilling Corp.	800,000	9,971,110
Secure Energy Services, Inc.	100,000	2,115,834
ShawCor Ltd. Class A	200,000	10,123,355
Trican Well Service Ltd.	100,000	1,443,573
		41,870,338
Oil, Gas & Consumable Fuels - 24.0%
ARC Resources Ltd. (d)	700,000	19,285,551
Canadian Natural Resources Ltd.	2,150,000	93,721,741
Cenovus Energy, Inc.	1,050,000	32,250,653
Crescent Point Energy Corp. (d)	633,400	25,844,881

	Shares	Value
Enbridge, Inc.	1,287,800	$ 63,129,188
Encana Corp.	1,100,000	23,687,807
Enerplus Corp.	250,000	5,716,054
Imperial Oil Ltd.	450,000	23,091,209
Inter Pipeline Ltd.	250,000	7,745,219
Keyera Corp.	302,302	22,629,329
Painted Pony Petroleum Ltd. (a)	50,000	530,564
Painted Pony Petroleum Ltd. (a)(e)	113,000	1,199,074
Pembina Pipeline Corp.	500,000	20,947,402
Peyto Exploration & Development Corp.	500,000	16,806,530
PrairieSky Royalty Ltd.	38,500	1,391,205
Suncor Energy, Inc.	2,417,600	99,267,164
Tourmaline Oil Corp. (a)	450,000	21,184,482
Tourmaline Oil Corp. (a)(e)	80,000	3,766,130
TransCanada Corp. (d)	1,060,000	53,177,420
Trilogy Energy Corp. (d)	100,000	2,545,054
Veresen, Inc.	550,000	9,346,999
Vermilion Energy, Inc. (d)	400,000	26,398,863
Whitecap Resources, Inc. (d)	550,000	8,005,228
		581,667,747
TOTAL ENERGY		623,538,085
FINANCIALS - 32.5%
Banks - 23.0%
Bank of Montreal (d)	900,000	67,082,130
Bank of Nova Scotia	1,600,000	108,603,659
Canadian Imperial Bank of Commerce	204,600	18,991,669
National Bank of Canada	200,000	8,951,254
Royal Bank of Canada	2,430,000	179,338,836
The Toronto-Dominion Bank	3,357,600	175,586,144
		558,553,692
Capital Markets - 0.3%
CI Financial Corp.	200,000	6,474,985
Diversified Financial Services - 1.0%
Element Financial Corp. (a)	200,000	2,597,331
McGraw Hill Financial, Inc.	60,000	4,813,200
Onex Corp. (sub. vtg.)	300,000	17,457,697
		24,868,228
Insurance - 5.3%
Industrial Alliance Insurance and Financial Services, Inc. (d)	100,000	4,384,831
Intact Financial Corp.	210,925	14,067,470
Manulife Financial Corp.	3,200,000	65,388,178
Sun Life Financial, Inc. (d)	1,200,000	45,750,447
		129,590,926
Real Estate Investment Trusts - 0.2%
General Growth Properties, Inc.	200,000	4,674,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 2.7%
Brookfield Asset Management, Inc. Class A	1,450,000	$ 64,683,817
TOTAL FINANCIALS		788,845,648
HEALTH CARE - 2.7%
Health Care Providers & Services - 0.3%
Catamaran Corp. (a)	156,468	7,124,901
Pharmaceuticals - 2.4%
Salix Pharmaceuticals Ltd. (a)	60,000	7,914,600
Valeant Pharmaceuticals International (Canada) (a)	441,471	51,756,994
		59,671,594
TOTAL HEALTH CARE		66,796,495
INDUSTRIALS - 9.1%
Aerospace & Defense - 0.2%
MacDonald Dettwiler & Associates Ltd.	50,000	3,736,415
Airlines - 0.6%
Air Canada Class A (a)	1,592,000	13,972,981
Machinery - 0.5%
ATS Automation Tooling System, Inc. (a)	540,000	7,344,614
Cummins, Inc.	37,300	5,199,247
		12,543,861
Professional Services - 1.1%
Stantec, Inc.	430,000	27,282,432
Road & Rail - 6.7%
Canadian National Railway Co.	1,580,000	105,623,149
Canadian Pacific Railway Ltd.	300,000	57,044,986
		162,668,135
TOTAL INDUSTRIALS		220,203,824
INFORMATION TECHNOLOGY - 3.0%
Electronic Equipment & Components - 0.0%
Avigilon Corp. (a)(d)	50,000	1,165,222
IT Services - 1.1%
CGI Group, Inc. Class A (sub. vtg.) (a)	580,000	20,804,145
DH Corp.	180,000	5,439,538
		26,243,683
Software - 1.9%
Adobe Systems, Inc. (a)	180,000	12,439,800
Constellation Software, Inc.	45,200	10,736,736
Open Text Corp.	415,814	23,125,566
		46,302,102
TOTAL INFORMATION TECHNOLOGY		73,711,007

	Shares	Value
MATERIALS - 8.8%
Chemicals - 2.0%
Methanex Corp.	150,000	$ 9,762,003
Potash Corp. of Saskatchewan, Inc.	1,100,000	39,052,598
		48,814,601
Containers & Packaging - 0.9%
CCL Industries, Inc. Class B	150,000	14,849,360
Winpak Ltd.	290,000	7,447,150
		22,296,510
Metals & Mining - 5.5%
Agnico Eagle Mines Ltd. (Canada)	466,000	17,326,216
Barrick Gold Corp.	300,000	5,420,278
Detour Gold Corp. (a)	350,000	3,945,064
Eldorado Gold Corp.	900,000	6,677,672
First Quantum Minerals Ltd.	360,000	8,538,176
Franco-Nevada Corp.	700,000	39,604,714
Goldcorp, Inc.	1,700,000	46,555,693
Silver Wheaton Corp.	200,000	5,224,011
		133,291,824
Paper & Forest Products - 0.4%
Stella-Jones, Inc.	150,000	3,714,404
West Fraser Timber Co. Ltd.	150,000	6,833,127
		10,547,531
TOTAL MATERIALS		214,950,466
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.5%
BCE, Inc. (d)	1,000,000	45,288,210
TELUS Corp.	1,100,000	38,396,845
		83,685,055
Wireless Telecommunication Services - 0.7%
Rogers Communications, Inc. Class B (non-vtg.) (d)	450,000	17,573,256
TOTAL TELECOMMUNICATION SERVICES		101,258,311
TOTAL COMMON STOCKS (Cost $1,640,756,581)		2,346,154,571
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	22,341,365	$ 22,341,365
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	148,726,570	148,726,570
TOTAL MONEY MARKET FUNDS (Cost $171,067,935)		171,067,935
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $1,811,824,516)		2,517,222,506
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(88,888,431)
NET ASSETS - 100%		$ 2,428,334,075
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,965,204 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,709
Fidelity Securities Lending Cash Central Fund	1,398,330
Total	$ 1,435,039
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $1,825,276,327. Net unrealized appreciation aggregated $691,946,179, of which $724,620,089 related to appreciated investment securities and $32,673,910 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® China Region Fund:
Class A
 Class T
 Class B
 Class C
Institutional Class

July 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
China Region Fund

1.861466.106

AHKC-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Automobiles - 5.0%
Brilliance China Automotive Holdings Ltd.	7,364,000	$ 13,838,257
Chongqing Changan Automobile Co. Ltd. (B Shares)	16,133,786	34,617,635
Dongfeng Motor Group Co. Ltd. (H Shares)	13,000,000	23,085,016
		71,540,908
Diversified Consumer Services - 1.0%
Perfect Shape (PRC) Holdings Ltd. (e)	61,480,000	14,202,820
Hotels, Restaurants & Leisure - 3.6%
500.com Ltd. sponsored ADR Class A (d)	304,350	11,227,472
China Lodging Group Ltd. ADR (a)	310,000	7,734,500
Hotel Shilla Co.	47,714	5,083,425
Melco International Development Ltd.	323,000	959,507
Sands China Ltd.	3,541,800	26,002,802
		51,007,706
Household Durables - 1.6%
Techtronic Industries Co. Ltd.	7,728,000	23,163,001
Internet & Catalog Retail - 2.6%
Cogobuy Group (a)	5,483,000	2,721,821
Ctrip.com International Ltd. sponsored ADR (a)	369,916	23,685,721
JD.com, Inc. sponsored ADR (d)	10,200	291,516
Qunar Cayman Islands Ltd. sponsored ADR (d)	237,468	6,660,977
Vipshop Holdings Ltd. ADR (a)	16,000	3,288,640
		36,648,675
Leisure Products - 0.6%
Goodbaby International Holdings Ltd. (d)	16,000,000	8,019,333
Specialty Retail - 1.6%
Baoxin Auto Group Ltd. (d)	21,494,000	17,308,678
Oriental Watch Holdings Ltd.	23,615,000	5,761,961
		23,070,639
Textiles, Apparel & Luxury Goods - 0.5%
Best Pacific International Holdings Ltd.	23,958,000	7,490,459
TOTAL CONSUMER DISCRETIONARY		235,143,541
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
China Petroleum & Chemical Corp. (H Shares)	37,500,000	36,712,671
PetroChina Co. Ltd. (H Shares)	23,000,000	29,809,624
		66,522,295
FINANCIALS - 26.2%
Banks - 8.2%
China Construction Bank Corp. (H Shares)	69,778,000	53,388,550

	Shares	Value
Industrial & Commercial Bank of China Ltd. (H Shares)	78,024,000	$ 53,213,740
Kweichow Moutai Co. Ltd. (A Shares) (BNP Paribas Warrant Program) warrants 7/9/15 (a)	223,520	5,750,103
SAIC Motor Corp. Ltd. Class A (BNP Paribas Warrant Program) warrants 8/5/15 (a)	2,191,000	5,728,890
		118,081,283
Capital Markets - 1.3%
Kweichow Moutai Co. Ltd. (A Shares) (UBS Warrant Programme) warrants 7/9/15 (a)	305,690	7,863,946
SAIC Motor Corp. Ltd. Class A (UBS Warrant Programme) warrants 9/16/14 (a)	2,014,600	5,267,650
Shanghai Bestway Marine Engineering Design Co. Ltd. warrants 7/17/17 (a)	2,008,500	5,251,700
		18,383,296
Diversified Financial Services - 0.8%
Far East Horizon Ltd.	16,000,000	12,269,105
Insurance - 7.6%
AIA Group Ltd.	14,382,600	77,053,348
China Pacific Insurance Group Co. Ltd. (H Shares)	7,999,200	31,418,270
		108,471,618
Real Estate Investment Trusts - 0.5%
Champion (REIT)	15,000,000	6,968,414
Real Estate Management & Development - 7.8%
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	17,000,000	7,809,859
Great Eagle Holdings Ltd.	2,150,000	7,764,038
Greenland Hong Kong Holdings Ltd.	15,000,000	7,418,563
Greentown China Holdings Ltd.	10,000,000	12,851,589
Hopson Development Holdings Ltd. (a)	12,266,000	13,698,531
Longfor Properties Co. Ltd.	5,000,000	7,187,140
Shimao Property Holdings Ltd.	6,908,500	15,884,312
Sun Hung Kai Properties Ltd.	1,282,000	19,459,830
Sun Hung Kai Properties Ltd. warrants 4/22/16 (a)	106,833	265,574
Wharf Holdings Ltd.	2,348,000	18,713,539
		111,052,975
TOTAL FINANCIALS		375,226,691
HEALTH CARE - 5.1%
Biotechnology - 0.5%
China Biologic Products, Inc. (a)	151,686	6,821,319
Health Care Providers & Services - 0.5%
Phoenix Healthcare Group Ltd.	4,600,000	6,812,558
Life Sciences Tools & Services - 0.7%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	305,700	9,418,617
Pharmaceuticals - 3.4%
China Pharmaceutical Group Ltd.	13,200,000	10,252,750
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Lee's Pharmaceutical Holdings Ltd.	8,290,000	$ 10,708,373
Lijun International Pharmaceutical Holding Ltd.	17,500,000	7,721,487
Luye Pharma Group Ltd.	4,800,000	4,128,506
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	1,300,000	4,281,359
Tong Ren Tang Technologies Co. Ltd. (H Shares)	8,702,000	12,356,774
		49,449,249
TOTAL HEALTH CARE		72,501,743
INDUSTRIALS - 7.5%
Building Products - 0.6%
Sunspring Metal Corp.	4,350,000	8,017,589
Construction & Engineering - 1.8%
China Machinery Engineering Co. (H Shares)	11,692,000	7,092,826
China State Construction International Holdings Ltd.	10,482,000	18,457,987
		25,550,813
Electrical Equipment - 1.5%
Harbin Electric Machinery Co. Ltd.(H Shares)	17,000,000	11,407,943
Shanghai Electric Group Co. Ltd. (H Shares)	21,968,000	9,746,489
		21,154,432
Machinery - 1.1%
Cimc Enric Holdings Ltd.	4,700,000	5,596,268
CSR Corp. Ltd. (H Shares)	11,689,000	10,454,226
		16,050,494
Marine - 1.4%
China Shipping Development Co. Ltd. (H Shares) (a)	31,444,000	20,691,325
Trading Companies & Distributors - 1.1%
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	1,762,725	2,898,042
Summit Ascent Holdings Ltd. (a)(d)	18,544,000	12,561,580
		15,459,622
TOTAL INDUSTRIALS		106,924,275
INFORMATION TECHNOLOGY - 31.1%
Electronic Equipment & Components - 5.5%
Delta Electronics, Inc.	2,000,000	13,558,107
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,214,000	38,334,215
Largan Precision Co. Ltd.	176,000	13,488,428

	Shares	Value
Tong Hsing Electronics Industries Ltd.	666,000	$ 3,453,507
TPK Holding Co. Ltd.	1,604,000	10,044,258
		78,878,515
Internet Software & Services - 12.9%
Baidu.com, Inc. sponsored ADR (a)	120,000	25,926,000
NAVER Corp.	34,000	24,274,048
Tencent Holdings Ltd.	7,383,600	119,907,894
Xunlei Ltd. sponsored ADR (d)	14,300	171,743
Yahoo!, Inc. (a)	325,000	11,638,250
YY, Inc. ADR (a)(d)	40,000	3,092,800
		185,010,735
Semiconductors & Semiconductor Equipment - 10.8%
eMemory Technology, Inc.	450,000	4,078,179
GCL-Poly Energy Holdings Ltd. (a)(d)	60,973,000	19,684,158
MediaTek, Inc.	816,000	12,598,079
Novatek Microelectronics Corp.	2,674,000	13,505,017
Taiwan Semiconductor Manufacturing Co. Ltd.	26,071,796	104,277,097
		154,142,530
Software - 1.0%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	32,000,000	6,553,953
Kingdee International Software Group Co. Ltd. (a)	21,000,000	7,251,596
		13,805,549
Technology Hardware, Storage & Peripherals - 0.9%
Advantech Co. Ltd.	1,654,000	12,837,073
TOTAL INFORMATION TECHNOLOGY		444,674,402
MATERIALS - 4.1%
Chemicals - 1.3%
Taiwan Fertilizer Co. Ltd.	3,015,000	6,097,858
Tianhe Chemicals Group Ltd.	38,000,000	11,832,192
		17,930,050
Construction Materials - 1.2%
Asia Cement (China) Holdings Corp.	6,409,500	4,727,005
China Shanshui Cement Group Ltd.	35,000,000	12,575,492
		17,302,497
Containers & Packaging - 1.0%
Greatview Aseptic Pack Co. Ltd.	19,157,000	14,912,454
Paper & Forest Products - 0.6%
Lee & Man Paper Manufacturing Ltd.	15,012,000	9,106,778
TOTAL MATERIALS		59,251,779
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SoftBank Corp.	124,000	8,914,145
Common Stocks - continued
	Shares	Value
UTILITIES - 2.0%
Independent Power Producers & Energy Traders - 1.6%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	18,500,000	$ 7,809,706
Huadian Fuxin Energy Corp. Ltd. (H Shares)	30,172,000	15,354,046
		23,163,752
Water Utilities - 0.4%
SIIC Environment Holdings Ltd. (a)	45,000,000	5,813,144
TOTAL UTILITIES		28,976,896
TOTAL COMMON STOCKS (Cost $1,055,387,778)		1,398,135,767
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.11% (b)	22,288,519	22,288,519
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	24,694,936	24,694,936
TOTAL MONEY MARKET FUNDS (Cost $46,983,455)		46,983,455
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,102,371,233)		1,445,119,222
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(15,115,283)
NET ASSETS - 100%		$ 1,430,003,939
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,788
Fidelity Securities Lending Cash Central Fund	494,489
Total	$ 517,277
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Perfect Shape (PRC) Holdings Ltd.	$ -	$ 16,961,684	$ 3,943,959	$ -	$ 14,202,820
Total	$ -	$ 16,961,684	$ 3,943,959	$ -	$ 14,202,820
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 235,143,541	$ 52,888,826	$ 182,254,715	$ -
Energy	66,522,295	-	66,522,295	-
Financials	375,226,691	-	375,226,691	-
Health Care	72,501,743	16,239,936	56,261,807	-
Industrials	106,924,275	-	106,924,275	-
Information Technology	444,674,402	40,828,793	403,845,609	-
Materials	59,251,779	-	59,251,779	-
Telecommunication Services	8,914,145	-	8,914,145	-
Utilities	28,976,896	-	28,976,896	-
Money Market Funds	46,983,455	46,983,455	-	-
Total Investments in Securities:	$ 1,445,119,222	$ 156,941,010	$ 1,288,178,212	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 817,352,681
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $1,106,403,828. Net unrealized appreciation aggregated $338,715,394, of which $377,888,215 related to appreciated investment securities and $39,172,821 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® China Region Fund

July 31, 2014

1.804836.110

HKC-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Automobiles - 5.0%
Brilliance China Automotive Holdings Ltd.	7,364,000	$ 13,838,257
Chongqing Changan Automobile Co. Ltd. (B Shares)	16,133,786	34,617,635
Dongfeng Motor Group Co. Ltd. (H Shares)	13,000,000	23,085,016
		71,540,908
Diversified Consumer Services - 1.0%
Perfect Shape (PRC) Holdings Ltd. (e)	61,480,000	14,202,820
Hotels, Restaurants & Leisure - 3.6%
500.com Ltd. sponsored ADR Class A (d)	304,350	11,227,472
China Lodging Group Ltd. ADR (a)	310,000	7,734,500
Hotel Shilla Co.	47,714	5,083,425
Melco International Development Ltd.	323,000	959,507
Sands China Ltd.	3,541,800	26,002,802
		51,007,706
Household Durables - 1.6%
Techtronic Industries Co. Ltd.	7,728,000	23,163,001
Internet & Catalog Retail - 2.6%
Cogobuy Group (a)	5,483,000	2,721,821
Ctrip.com International Ltd. sponsored ADR (a)	369,916	23,685,721
JD.com, Inc. sponsored ADR (d)	10,200	291,516
Qunar Cayman Islands Ltd. sponsored ADR (d)	237,468	6,660,977
Vipshop Holdings Ltd. ADR (a)	16,000	3,288,640
		36,648,675
Leisure Products - 0.6%
Goodbaby International Holdings Ltd. (d)	16,000,000	8,019,333
Specialty Retail - 1.6%
Baoxin Auto Group Ltd. (d)	21,494,000	17,308,678
Oriental Watch Holdings Ltd.	23,615,000	5,761,961
		23,070,639
Textiles, Apparel & Luxury Goods - 0.5%
Best Pacific International Holdings Ltd.	23,958,000	7,490,459
TOTAL CONSUMER DISCRETIONARY		235,143,541
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
China Petroleum & Chemical Corp. (H Shares)	37,500,000	36,712,671
PetroChina Co. Ltd. (H Shares)	23,000,000	29,809,624
		66,522,295
FINANCIALS - 26.2%
Banks - 8.2%
China Construction Bank Corp. (H Shares)	69,778,000	53,388,550

	Shares	Value
Industrial & Commercial Bank of China Ltd. (H Shares)	78,024,000	$ 53,213,740
Kweichow Moutai Co. Ltd. (A Shares) (BNP Paribas Warrant Program) warrants 7/9/15 (a)	223,520	5,750,103
SAIC Motor Corp. Ltd. Class A (BNP Paribas Warrant Program) warrants 8/5/15 (a)	2,191,000	5,728,890
		118,081,283
Capital Markets - 1.3%
Kweichow Moutai Co. Ltd. (A Shares) (UBS Warrant Programme) warrants 7/9/15 (a)	305,690	7,863,946
SAIC Motor Corp. Ltd. Class A (UBS Warrant Programme) warrants 9/16/14 (a)	2,014,600	5,267,650
Shanghai Bestway Marine Engineering Design Co. Ltd. warrants 7/17/17 (a)	2,008,500	5,251,700
		18,383,296
Diversified Financial Services - 0.8%
Far East Horizon Ltd.	16,000,000	12,269,105
Insurance - 7.6%
AIA Group Ltd.	14,382,600	77,053,348
China Pacific Insurance Group Co. Ltd. (H Shares)	7,999,200	31,418,270
		108,471,618
Real Estate Investment Trusts - 0.5%
Champion (REIT)	15,000,000	6,968,414
Real Estate Management & Development - 7.8%
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	17,000,000	7,809,859
Great Eagle Holdings Ltd.	2,150,000	7,764,038
Greenland Hong Kong Holdings Ltd.	15,000,000	7,418,563
Greentown China Holdings Ltd.	10,000,000	12,851,589
Hopson Development Holdings Ltd. (a)	12,266,000	13,698,531
Longfor Properties Co. Ltd.	5,000,000	7,187,140
Shimao Property Holdings Ltd.	6,908,500	15,884,312
Sun Hung Kai Properties Ltd.	1,282,000	19,459,830
Sun Hung Kai Properties Ltd. warrants 4/22/16 (a)	106,833	265,574
Wharf Holdings Ltd.	2,348,000	18,713,539
		111,052,975
TOTAL FINANCIALS		375,226,691
HEALTH CARE - 5.1%
Biotechnology - 0.5%
China Biologic Products, Inc. (a)	151,686	6,821,319
Health Care Providers & Services - 0.5%
Phoenix Healthcare Group Ltd.	4,600,000	6,812,558
Life Sciences Tools & Services - 0.7%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	305,700	9,418,617
Pharmaceuticals - 3.4%
China Pharmaceutical Group Ltd.	13,200,000	10,252,750
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Lee's Pharmaceutical Holdings Ltd.	8,290,000	$ 10,708,373
Lijun International Pharmaceutical Holding Ltd.	17,500,000	7,721,487
Luye Pharma Group Ltd.	4,800,000	4,128,506
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	1,300,000	4,281,359
Tong Ren Tang Technologies Co. Ltd. (H Shares)	8,702,000	12,356,774
		49,449,249
TOTAL HEALTH CARE		72,501,743
INDUSTRIALS - 7.5%
Building Products - 0.6%
Sunspring Metal Corp.	4,350,000	8,017,589
Construction & Engineering - 1.8%
China Machinery Engineering Co. (H Shares)	11,692,000	7,092,826
China State Construction International Holdings Ltd.	10,482,000	18,457,987
		25,550,813
Electrical Equipment - 1.5%
Harbin Electric Machinery Co. Ltd.(H Shares)	17,000,000	11,407,943
Shanghai Electric Group Co. Ltd. (H Shares)	21,968,000	9,746,489
		21,154,432
Machinery - 1.1%
Cimc Enric Holdings Ltd.	4,700,000	5,596,268
CSR Corp. Ltd. (H Shares)	11,689,000	10,454,226
		16,050,494
Marine - 1.4%
China Shipping Development Co. Ltd. (H Shares) (a)	31,444,000	20,691,325
Trading Companies & Distributors - 1.1%
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	1,762,725	2,898,042
Summit Ascent Holdings Ltd. (a)(d)	18,544,000	12,561,580
		15,459,622
TOTAL INDUSTRIALS		106,924,275
INFORMATION TECHNOLOGY - 31.1%
Electronic Equipment & Components - 5.5%
Delta Electronics, Inc.	2,000,000	13,558,107
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,214,000	38,334,215
Largan Precision Co. Ltd.	176,000	13,488,428

	Shares	Value
Tong Hsing Electronics Industries Ltd.	666,000	$ 3,453,507
TPK Holding Co. Ltd.	1,604,000	10,044,258
		78,878,515
Internet Software & Services - 12.9%
Baidu.com, Inc. sponsored ADR (a)	120,000	25,926,000
NAVER Corp.	34,000	24,274,048
Tencent Holdings Ltd.	7,383,600	119,907,894
Xunlei Ltd. sponsored ADR (d)	14,300	171,743
Yahoo!, Inc. (a)	325,000	11,638,250
YY, Inc. ADR (a)(d)	40,000	3,092,800
		185,010,735
Semiconductors & Semiconductor Equipment - 10.8%
eMemory Technology, Inc.	450,000	4,078,179
GCL-Poly Energy Holdings Ltd. (a)(d)	60,973,000	19,684,158
MediaTek, Inc.	816,000	12,598,079
Novatek Microelectronics Corp.	2,674,000	13,505,017
Taiwan Semiconductor Manufacturing Co. Ltd.	26,071,796	104,277,097
		154,142,530
Software - 1.0%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	32,000,000	6,553,953
Kingdee International Software Group Co. Ltd. (a)	21,000,000	7,251,596
		13,805,549
Technology Hardware, Storage & Peripherals - 0.9%
Advantech Co. Ltd.	1,654,000	12,837,073
TOTAL INFORMATION TECHNOLOGY		444,674,402
MATERIALS - 4.1%
Chemicals - 1.3%
Taiwan Fertilizer Co. Ltd.	3,015,000	6,097,858
Tianhe Chemicals Group Ltd.	38,000,000	11,832,192
		17,930,050
Construction Materials - 1.2%
Asia Cement (China) Holdings Corp.	6,409,500	4,727,005
China Shanshui Cement Group Ltd.	35,000,000	12,575,492
		17,302,497
Containers & Packaging - 1.0%
Greatview Aseptic Pack Co. Ltd.	19,157,000	14,912,454
Paper & Forest Products - 0.6%
Lee & Man Paper Manufacturing Ltd.	15,012,000	9,106,778
TOTAL MATERIALS		59,251,779
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SoftBank Corp.	124,000	8,914,145
Common Stocks - continued
	Shares	Value
UTILITIES - 2.0%
Independent Power Producers & Energy Traders - 1.6%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	18,500,000	$ 7,809,706
Huadian Fuxin Energy Corp. Ltd. (H Shares)	30,172,000	15,354,046
		23,163,752
Water Utilities - 0.4%
SIIC Environment Holdings Ltd. (a)	45,000,000	5,813,144
TOTAL UTILITIES		28,976,896
TOTAL COMMON STOCKS (Cost $1,055,387,778)		1,398,135,767
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.11% (b)	22,288,519	22,288,519
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	24,694,936	24,694,936
TOTAL MONEY MARKET FUNDS (Cost $46,983,455)		46,983,455
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,102,371,233)		1,445,119,222
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(15,115,283)
NET ASSETS - 100%		$ 1,430,003,939
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,788
Fidelity Securities Lending Cash Central Fund	494,489
Total	$ 517,277
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Perfect Shape (PRC) Holdings Ltd.	$ -	$ 16,961,684	$ 3,943,959	$ -	$ 14,202,820
Total	$ -	$ 16,961,684	$ 3,943,959	$ -	$ 14,202,820
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 235,143,541	$ 52,888,826	$ 182,254,715	$ -
Energy	66,522,295	-	66,522,295	-
Financials	375,226,691	-	375,226,691	-
Health Care	72,501,743	16,239,936	56,261,807	-
Industrials	106,924,275	-	106,924,275	-
Information Technology	444,674,402	40,828,793	403,845,609	-
Materials	59,251,779	-	59,251,779	-
Telecommunication Services	8,914,145	-	8,914,145	-
Utilities	28,976,896	-	28,976,896	-
Money Market Funds	46,983,455	46,983,455	-	-
Total Investments in Securities:	$ 1,445,119,222	$ 156,941,010	$ 1,288,178,212	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 817,352,681
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $1,106,403,828. Net unrealized appreciation aggregated $338,715,394, of which $377,888,215 related to appreciated investment securities and $39,172,821 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Diversified International Fund

July 31, 2014

1.804871.110

DIF-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Argentina - 0.1%
YPF SA Class D sponsored ADR	1,088,700	$ 38,518,206
Australia - 3.3%
ALS Ltd. (e)	5,148,240	36,913,147
Ansell Ltd.	3,247,929	57,019,618
Australia & New Zealand Banking Group Ltd.	8,117,181	253,431,633
BHP Billiton Ltd. sponsored ADR (e)	3,465,264	246,345,618
CSL Ltd.	2,025,480	126,194,571
Spotless Group Holdings Ltd.	16,218,487	27,631,958
Telstra Corp. Ltd.	7,909,866	40,111,786
Woodside Petroleum Ltd.	2,073,648	81,398,898
TOTAL AUSTRALIA		869,047,229
Austria - 0.1%
Andritz AG	653,900	35,461,994
Bailiwick of Guernsey - 0.5%
Friends Life Group Ltd.	21,356,683	119,815,710
Bailiwick of Jersey - 1.9%
Experian PLC	5,910,472	101,482,870
Shire PLC	2,376,600	195,614,085
Wolseley PLC	1,601,744	83,722,788
WPP PLC	6,400,809	127,418,125
TOTAL BAILIWICK OF JERSEY		508,237,868
Belgium - 2.8%
Anheuser-Busch InBev SA NV	3,477,030	375,285,470
Arseus NV	686,100	37,001,537
KBC Groupe SA (a)	4,645,549	252,992,714
UCB SA	675,400	62,077,630
TOTAL BELGIUM		727,357,351
Bermuda - 0.6%
BW LPG Ltd. (e)	4,606,467	59,720,992
Golar LNG Ltd.	986,400	60,772,104
Noble Group Ltd.	23,049,000	26,092,239
TOTAL BERMUDA		146,585,335
Canada - 4.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	6,443,981	176,354,742
AutoCanada, Inc.	414,775	27,571,782
Canadian Natural Resources Ltd.	1,752,600	76,398,476
CGI Group, Inc. Class A (sub. vtg.) (a)	5,591,500	200,562,723
Constellation Software, Inc.	60,138	14,285,085
First Quantum Minerals Ltd.	3,680,700	87,295,733
Imperial Oil Ltd.	1,242,200	63,742,000
Keyera Corp.	345,800	25,885,446
Painted Pony Petroleum Ltd. (a)	3,784,370	40,156,978
Painted Pony Petroleum Ltd. (a)(f)	453,100	4,807,967
Potash Corp. of Saskatchewan, Inc. (e)	2,736,600	97,155,763
PrairieSky Royalty Ltd.	231,000	8,347,228
Suncor Energy, Inc.	3,252,400	133,544,227

	Shares	Value
Tourmaline Oil Corp. (a)	1,126,600	$ 53,036,528
TransForce, Inc.	1,348,300	34,092,384
TOTAL CANADA		1,043,237,062
Cayman Islands - 1.4%
Baidu.com, Inc. sponsored ADR (a)	60,500	13,071,025
GCL-Poly Energy Holdings Ltd. (a)	213,529,000	68,934,424
Melco Crown Entertainment Ltd. sponsored ADR	1,725,300	57,279,960
PW Medtech Group Ltd. (a)	76,569,000	39,823,465
Sands China Ltd.	19,863,200	145,829,482
Tencent Holdings Ltd.	2,549,200	41,398,396
TOTAL CAYMAN ISLANDS		366,336,752
Denmark - 2.6%
A.P. Moller - Maersk A/S Series B	10,359	24,166,411
Genmab A/S (a)	1,692,776	67,884,932
ISS Holdings A/S (a)	1,066,900	34,297,457
Novo Nordisk A/S Series B	10,415,895	479,466,413
Vestas Wind Systems A/S (a)	1,393,722	63,050,640
TOTAL DENMARK		668,865,853
Finland - 0.5%
Nokia Corp.	8,354,400	66,186,687
Sampo Oyj (A Shares)	1,402,000	69,837,350
TOTAL FINLAND		136,024,037
France - 5.4%
Air Liquide SA	790,070	100,525,766
Atos Origin SA	614,224	47,999,737
AXA SA	5,567,500	128,154,216
BNP Paribas SA	3,141,576	208,233,004
Bureau Veritas SA	3,961,600	102,117,025
Cap Gemini SA	624,000	45,312,809
Dassault Aviation SA	28,665	43,373,771
Kering SA	395,300	84,665,768
LVMH Moet Hennessy - Louis Vuitton SA	220,475	37,966,199
Numericable Group SA (a)(e)	436,188	24,122,403
Publicis Groupe SA	1,838,316	133,787,800
Rexel SA	2,336,100	45,311,321
Sanofi SA	2,874,944	301,842,981
Schneider Electric SA	903,700	76,502,490
Tarkett SA	995,139	31,980,981
TOTAL FRANCE		1,411,896,271
Germany - 5.8%
adidas AG	611,280	48,629,134
BASF AG	1,446,084	150,340,449
Bayer AG	2,735,962	362,402,316
Brenntag AG	316,700	50,995,276
Continental AG	501,400	108,498,187
Drillisch AG	639,300	24,097,939
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius SE & Co. KGaA	1,228,600	$ 184,093,050
Gerry Weber International AG (Bearer)	698,600	31,936,616
GfK AG	713,500	32,388,473
Linde AG	687,329	140,724,252
OSRAM Licht AG (a)	414,825	16,847,448
ProSiebenSat.1 Media AG	1,118,390	47,121,359
SAP AG (e)	3,270,272	257,016,799
SMA Solar Technology AG (a)(e)	369,200	10,011,140
Symrise AG	749,100	39,330,859
TOTAL GERMANY		1,504,433,297
Hong Kong - 1.7%
AIA Group Ltd.	55,743,600	298,640,789
Galaxy Entertainment Group Ltd.	13,715,000	115,338,510
Melco International Development Ltd.	8,821,000	26,203,743
TOTAL HONG KONG		440,183,042
India - 1.8%
Apollo Hospitals Enterprise Ltd.	2,493,661	41,564,811
HDFC Bank Ltd.	10,485,320	151,207,919
Housing Development Finance Corp. Ltd.	8,013,564	140,342,027
ITC Ltd.	13,515,862	79,095,377
Lupin Ltd.	1,690,873	35,740,467
United Spirits Ltd.	375,421	14,576,958
TOTAL INDIA		462,527,559
Indonesia - 0.3%
PT Bank Central Asia Tbk	41,973,900	42,005,208
PT Bank Rakyat Indonesia Tbk	26,085,300	25,020,271
TOTAL INDONESIA		67,025,479
Ireland - 1.9%
Actavis PLC (a)	643,600	137,897,736
DCC PLC (United Kingdom)	896,889	51,271,412
Greencore Group PLC	13,455,100	60,039,037
Perrigo Co. PLC	926,400	139,376,880
Ryanair Holdings PLC sponsored ADR (a)	2,098,700	111,210,113
TOTAL IRELAND		499,795,178
Israel - 1.1%
Check Point Software Technologies Ltd. (a)	990,700	67,238,809
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,961,400	211,934,900
TOTAL ISRAEL		279,173,709
Italy - 0.9%
Telecom Italia SpA (a)	32,621,900	37,589,971
UniCredit SpA	14,920,367	117,077,629
World Duty Free SpA (a)	7,171,724	81,916,124
TOTAL ITALY		236,583,724

	Shares	Value
Japan - 17.0%
ACOM Co. Ltd. (a)(e)	8,185,300	$ 32,229,586
Aozora Bank Ltd.	22,318,000	75,838,494
Astellas Pharma, Inc.	15,782,400	214,018,898
Coca-Cola Central Japan Co. Ltd.	1,240,700	33,161,343
Don Quijote Holdings Co. Ltd.	2,586,300	139,747,892
Fast Retailing Co. Ltd.	162,700	53,715,105
Fuji Heavy Industries Ltd.	1,730,700	49,354,892
GMO Internet, Inc.	4,353,000	47,495,172
Honda Motor Co. Ltd.	5,312,100	184,919,903
Hoya Corp.	8,038,400	260,271,862
Japan Exchange Group, Inc.	4,309,400	98,045,209
Japan Tobacco, Inc.	8,714,400	306,464,046
KDDI Corp.	2,790,300	160,394,599
Keyence Corp.	603,310	262,828,919
Komatsu Ltd.	5,688,300	126,151,188
Misumi Group, Inc.	450,400	14,354,107
Mitsubishi Electric Corp.	5,468,000	72,185,994
Mitsubishi UFJ Financial Group, Inc.	43,783,700	258,205,779
Monex Group, Inc.	4,622,800	14,851,159
NEC Corp.	48,781,000	188,336,663
NGK Spark Plug Co. Ltd. (a)	1,368,000	40,899,716
Nippon Telegraph & Telephone Corp.	1,918,700	127,409,930
Nitori Holdings Co. Ltd.	1,112,100	62,467,577
Olympus Corp. (a)	921,400	33,155,469
OMRON Corp.	2,046,400	90,763,455
ORIX Corp.	31,002,500	501,040,173
Rakuten, Inc.	19,448,900	255,421,939
Seven & i Holdings Co., Ltd.	2,825,600	117,589,069
SHIMANO, Inc.	695,500	81,193,225
Shinsei Bank Ltd.	25,667,000	54,273,524
Ship Healthcare Holdings, Inc.	469,400	15,335,774
SoftBank Corp.	4,319,000	310,485,419
Suzuki Motor Corp.	2,006,400	66,953,596
Tsuruha Holdings, Inc.	1,459,700	83,793,471
TOTAL JAPAN		4,433,353,147
Korea (South) - 1.1%
AMOREPACIFIC Group, Inc.	26,705	22,921,463
Hyundai Motor Co.	301,003	71,245,770
NAVER Corp.	129,568	92,504,111
Orion Corp.	82,708	75,361,882
Samsung Electronics Co. Ltd.	20,219	26,163,903
TOTAL KOREA (SOUTH)		288,197,129
Luxembourg - 0.9%
Altice S.A.	3,034,486	174,133,943
Eurofins Scientific SA	182,400	54,453,915
TOTAL LUXEMBOURG		228,587,858
Marshall Islands - 0.0%
Navigator Holdings Ltd. (a)	199,705	5,561,784
Common Stocks - continued
	Shares	Value
Mexico - 0.2%
America Movil S.A.B. de CV Series L sponsored ADR	2,549,700	$ 60,096,429
Netherlands - 2.6%
AEGON NV	27,911,500	226,353,018
AerCap Holdings NV (a)	999,200	43,595,096
IMCD Group BV	1,380,500	42,516,846
LyondellBasell Industries NV Class A	906,500	96,315,625
Unilever NV (Certificaten Van Aandelen) (Bearer) (e)	6,496,057	267,351,726
TOTAL NETHERLANDS		676,132,311
Norway - 0.2%
Telenor ASA	2,651,600	61,119,225
Philippines - 0.4%
Alliance Global Group, Inc.	159,795,856	95,681,562
Singapore - 0.3%
United Overseas Bank Ltd.	4,027,000	77,715,678
South Africa - 0.9%
Naspers Ltd. Class N	1,836,999	227,963,987
Spain - 2.2%
Amadeus IT Holding SA Class A	3,085,400	121,879,394
Atresmedia Corporacion de Medios de Comunicacion SA	150,299	2,211,824
Criteria CaixaCorp SA	11,183,956	67,376,468
Grifols SA ADR	1,521,872	55,807,046
Inditex SA	8,817,652	258,048,038
Prosegur Compania de Seguridad SA (Reg.)	9,008,295	61,036,541
TOTAL SPAIN		566,359,311
Sweden - 2.1%
ASSA ABLOY AB (B Shares)	1,211,400	59,707,750
Nordea Bank AB	12,660,400	170,317,636
Svenska Cellulosa AB (SCA) (B Shares)	8,310,200	205,399,829
Svenska Handelsbanken AB (A Shares)	2,627,600	127,109,988
TOTAL SWEDEN		562,535,203
Switzerland - 5.0%
Actelion Ltd.	600,004	72,561,694
Compagnie Financiere Richemont SA Series A	1,420,913	135,485,130
Nestle SA	2,601,289	192,599,620
Roche Holding AG (participation certificate)	1,180,897	342,703,099
Schindler Holding AG (Reg.)	150,055	22,225,478
Syngenta AG (Switzerland)	696,253	246,650,628
UBS AG	17,730,820	304,642,790
TOTAL SWITZERLAND		1,316,868,439

	Shares	Value
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	11,927,000	$ 238,540,000
Thailand - 0.1%
Kasikornbank PCL (For. Reg.)	5,140,000	33,756,205
United Kingdom - 16.9%
Al Noor Hospitals Group PLC	2,588,800	44,449,725
Associated British Foods PLC	2,214,000	103,838,757
B&M European Value Retail S.A.	13,880,829	63,626,035
BG Group PLC	12,986,402	256,082,243
British American Tobacco PLC sponsored ADR	2,210,800	259,547,920
BT Group PLC	24,236,800	158,675,989
Bunzl PLC	1,314,270	35,302,413
Compass Group PLC	5,045,176	82,409,431
Direct Line Insurance Group PLC	7,781,600	37,442,375
easyJet PLC	2,356,100	51,512,557
Exova Group Ltd. PLC (a)	8,277,788	32,283,150
Filtrona PLC	9,488,712	123,352,403
GlaxoSmithKline PLC	6,022,500	145,134,747
Hikma Pharmaceuticals PLC	2,993,284	90,913,570
HSBC Holdings PLC sponsored ADR	6,089,757	325,132,126
IMI PLC	2,389,135	57,155,781
InterContinental Hotel Group PLC	645,961	26,207,144
ITV PLC	20,154,600	71,014,373
Jazztel PLC (a)	2,754,000	37,135,579
Johnson Matthey PLC	1,382,082	69,044,390
Kingfisher PLC	25,823,331	131,054,175
Liberty Global PLC:
Class A (a)	882,600	36,716,160
Class C	626,900	25,069,731
Lloyds Banking Group PLC (a)	212,762,400	265,245,949
Meggitt PLC	6,458,448	55,445,812
Next PLC	2,496,200	285,310,444
Poundland Group PLC (a)	4,642,727	25,309,922
Prudential PLC	14,080,690	323,628,680
Reckitt Benckiser Group PLC	3,017,787	267,229,069
Reed Elsevier PLC	3,517,400	56,682,280
Rolls-Royce Group PLC	9,098,000	159,745,596
SABMiller PLC	2,180,300	119,190,796
Spectris PLC	1,556,700	50,145,610
Sports Direct International PLC (a)	3,631,900	40,960,002
St. James's Place Capital PLC	12,057,400	147,890,034
Standard Chartered PLC (United Kingdom)	7,701,305	160,186,036
Travis Perkins PLC	2,710,080	76,638,420
Whitbread PLC	1,462,608	106,254,887
TOTAL UNITED KINGDOM		4,402,964,311
United States of America - 7.3%
AbbVie, Inc.	2,757,300	144,317,082
Alexion Pharmaceuticals, Inc. (a)	606,900	96,491,031
Common Stocks - continued
	Shares	Value
United States of America - continued
Alliance Data Systems Corp. (a)	259,000	$ 67,933,110
Amdocs Ltd.	621,700	28,187,878
Amgen, Inc.	681,600	86,829,024
Celldex Therapeutics, Inc. (a)	487,313	6,378,927
Fidelity National Information Services, Inc.	1,247,800	70,375,920
Freeport-McMoRan Copper & Gold, Inc.	1,425,400	53,053,388
Gilead Sciences, Inc. (a)	1,496,600	137,013,730
Google, Inc.:
Class A (a)	140,805	81,603,538
Class C (a)	239,405	136,843,898
Las Vegas Sands Corp.	1,722,600	127,214,010
MasterCard, Inc. Class A	2,015,700	149,464,155
McGraw Hill Financial, Inc.	2,457,600	197,148,672
Mead Johnson Nutrition Co. Class A	561,100	51,306,984
Mondelez International, Inc.	1,463,100	52,671,600
Noble Energy, Inc.	1,523,156	101,274,642
PriceSmart, Inc.	173,200	14,254,360
ResMed, Inc. (e)	1,003,500	51,921,090
The Blackstone Group LP	1,943,200	63,503,776
Verizon Communications, Inc.	1,100,032	55,463,613
Visa, Inc. Class A	687,900	145,153,779
TOTAL UNITED STATES OF AMERICA		1,918,404,207
TOTAL COMMON STOCKS (Cost $19,295,209,239)		24,754,942,442
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
NJOY, Inc.:
Series C (a)(h)	770,400	13,039,867
Series D (h)	250,743	4,244,101
TOTAL UNITED STATES OF AMERICA		17,283,968
Nonconvertible Preferred Stocks - 1.5%
Germany - 1.5%
Henkel AG & Co. KGaA	1,637,700	182,629,892
Volkswagen AG	920,726	215,202,373
TOTAL GERMANY		397,832,265
TOTAL PREFERRED STOCKS (Cost $290,841,562)		415,116,233
Preferred Securities - 0.1%
		Principal Amount (d)	Value
Ireland - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $31,421,563)	EUR	20,460,000	$ 30,877,626
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	1,037,246,244	1,037,246,244
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	439,402,737	439,402,737
TOTAL MONEY MARKET FUNDS (Cost $1,476,648,981)		1,476,648,981
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $21,094,121,345)		26,677,585,282
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(576,830,449)
NET ASSETS - 100%		$ 26,100,754,833
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,685,593 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,283,968 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
NJOY, Inc. Series C	6/7/13	$ 6,227,143
NJOY, Inc. Series D	2/14/14	$ 4,244,101
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 824,083
Fidelity Securities Lending Cash Central Fund	9,497,561
Total	$ 10,321,644
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Painted Pony Petroleum Ltd.	$ 25,702,824	$ -	$ 1,198,184*	$ -	$ -
Painted Pony Petroleum Ltd. (144A)	9,595,190	-	10,468,780	-	-
Total	$ 35,298,014	$ -	$ 11,666,964	$ -	$ -
* Includes the value of securities delivered through in-kind transactions.
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,244,751,137	$ 2,780,550,550	$ 1,446,916,619	$ 17,283,968
Consumer Staples	3,060,663,411	1,492,462,986	1,568,200,425	-
Energy	1,009,247,719	671,766,578	337,481,141	-
Financials	5,368,691,825	2,192,217,734	3,176,474,091	-
Health Care	4,071,420,213	2,043,805,815	2,027,614,398	-
Industrials	1,959,543,170	1,560,532,975	399,010,195	-
Information Technology	2,890,509,001	1,488,608,610	1,401,900,391	-
Materials	1,492,651,720	1,246,001,092	246,650,628	-
Telecommunication Services	1,072,580,479	237,912,785	834,667,694	-
Preferred Securities	30,877,626	-	30,877,626	-
Money Market Funds	1,476,648,981	1,476,648,981	-	-
Total Investments in Securities:	$ 26,677,585,282	$ 15,190,508,106	$ 11,469,793,208	$ 17,283,968

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 2,242,779,271
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $21,377,294,649. Net unrealized appreciation aggregated $5,300,290,633, of which $5,668,315,426 related to appreciated investment securities and $368,024,793 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Asia Fund

July 31, 2014

1.804844.110

SEA-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Bermuda - 2.8%
BW Offshore Ltd.	452,600	$ 601,177
Cafe de Coral Holdings Ltd.	758,000	2,701,154
CSI Properties Ltd.	55,860,000	2,369,541
Great Eagle Holdings Ltd.	1,670,000	6,030,672
Hongkong Land Holdings Ltd.	837,000	5,720,970
Huabao International Holdings Ltd.	1,620,000	1,176,356
Luk Fook Holdings International Ltd.	611,000	1,897,687
Noble Group Ltd.	3,444,000	3,898,723
Oriental Watch Holdings Ltd.	5,018,000	1,224,371
PAX Global Technology Ltd. (a)	4,169,000	3,195,720
Yue Yuen Industrial (Holdings) Ltd.	1,001,000	3,345,180
TOTAL BERMUDA		32,161,551
British Virgin Islands - 0.0%
Michael Kors Holdings Ltd. (a)	6,400	521,472
Cayman Islands - 10.8%
AAC Technology Holdings, Inc.	479,500	2,842,960
Baidu.com, Inc. sponsored ADR (a)	6,000	1,296,300
Best Pacific International Holdings Ltd.	3,274,000	1,023,615
Casetek Holdings	108,000	618,753
China Liansu Group Holdings Ltd.	206,000	121,200
China Lilang Ltd.	754,000	494,760
China Lodging Group Ltd. ADR (a)	149,600	3,732,520
China Resources Cement Holdings Ltd.	8,449,706	6,101,674
China Sanjiang Fine Chemicals Ltd.	4,868,000	1,744,376
Cimc Enric Holdings Ltd.	759,000	903,738
Ctrip.com International Ltd. sponsored ADR (a)	17,500	1,120,525
Daqo New Energy Corp. ADR (a)	8,000	199,040
ENN Energy Holdings Ltd.	422,000	2,984,892
GCL-Poly Energy Holdings Ltd. (a)	22,047,000	7,117,521
Goodbaby International Holdings Ltd.	2,152,000	1,078,600
Greatview Aseptic Pack Co. Ltd.	2,625,000	2,043,388
Home Inns & Hotels Management, Inc. sponsored ADR (a)	18,200	649,376
Hosa International Ltd.	5,244,000	1,592,691
iKang Healthcare Group, Inc. sponsored ADR	7,500	140,700
KWG Property Holding Ltd.	10,039,500	7,329,988
Lifestyle International Holdings Ltd.	2,892,500	5,642,365
Longfor Properties Co. Ltd.	2,191,000	3,149,405
MGM China Holdings Ltd.	1,535,200	5,613,687
Sands China Ltd.	1,447,200	10,624,896
Silicon Motion Technology Corp. sponsored ADR	54,300	1,252,158
Sitoy Group Holdings Ltd.	1,849,000	1,280,677
SOHO China Ltd.	2,636,000	2,216,030
SouFun Holdings Ltd. ADR	212,100	2,432,787
Tencent Holdings Ltd.	2,021,500	32,828,675
Value Partners Group Ltd.	3,519,000	2,549,987
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	201,800	6,217,458
Xinyi Glass Holdings Ltd.	1,128,000	659,756

	Shares	Value
Yingde Gases Group Co. Ltd.	2,098,500	$ 2,290,393
Zhen Ding Technology Holding Ltd.	853,550	2,551,324
TOTAL CAYMAN ISLANDS		122,446,215
China - 15.3%
Aluminum Corp. of China Ltd. (H Shares) (a)	10,416,000	4,787,879
Anhui Conch Cement Co. Ltd. (H Shares)	1,043,500	3,904,058
Bank of China Ltd. (H Shares)	40,074,000	19,150,920
BBMG Corp. (H Shares)	604,000	470,433
China Communications Construction Co. Ltd. (H Shares)	7,547,000	5,711,560
China Construction Bank Corp. (H Shares)	32,822,000	25,112,772
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,940,000	1,971,203
China Merchants Bank Co. Ltd. (H Shares)	3,619,000	7,313,796
China Pacific Insurance Group Co. Ltd. (H Shares)	3,086,200	12,121,595
China Petroleum & Chemical Corp. (H Shares)	15,542,000	15,215,689
China Railway Construction Corp. Ltd. (H Shares)	3,369,000	3,229,118
China Railway Group Ltd. (H Shares)	12,402,000	6,632,604
China Shenhua Energy Co. Ltd. (H Shares)	3,301,500	9,707,792
China Suntien Green Energy Corp. Ltd. (H Shares)	5,995,000	1,859,871
Chongqing Changan Automobile Co. Ltd. (B Shares)	384,082	824,110
CSR Corp. Ltd. (H Shares)	8,633,000	7,721,048
Guangdong Kelon Electrical Holdings Ltd. Series H (a)	1,427,000	1,815,488
Guangzhou R&F Properties Co. Ltd. (H Shares)	1,541,200	2,259,638
Huadian Fuxin Energy Corp. Ltd. (H Shares)	7,758,000	3,947,921
Huadian Power International Corp. Ltd. (H Shares)	7,700,000	4,747,562
Industrial & Commercial Bank of China Ltd. (H Shares)	14,559,000	9,929,494
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,438,000	12,218,686
Shanghai Electric Group Co. Ltd. (H Shares)	8,332,000	3,696,638
Sinotrans Ltd. (H Shares)	5,149,000	3,188,940
Weichai Power Co. Ltd. (H Shares)	992,000	4,322,581
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	535,100	1,480,584
TOTAL CHINA		173,341,980
Hong Kong - 9.9%
AIA Group Ltd.	5,077,800	27,203,808
Champion (REIT)	7,363,000	3,420,562
China Power International Development Ltd.	6,358,000	2,665,973
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Dah Chong Hong Holdings Ltd.	5,988,000	$ 3,655,213
Dah Sing Banking Group Ltd.	742,800	1,326,216
Dah Sing Financial Holdings Ltd.	524,000	2,973,501
Far East Horizon Ltd.	5,533,000	4,242,810
Fosun International Ltd.	2,109,000	2,667,652
Galaxy Entertainment Group Ltd.	1,088,000	9,149,712
HKT Trust/HKT Ltd. unit	7,298,300	8,619,734
Hutchison Whampoa Ltd.	1,106,000	15,003,382
Hysan Development Co. Ltd.	1,270,000	6,079,238
Lenovo Group Ltd.	5,284,000	7,207,836
Magnificent Estates Ltd.	7,760,000	388,108
PCCW Ltd.	8,234,000	5,062,767
Singamas Container Holdings Ltd.	2,358,000	449,782
Techtronic Industries Co. Ltd.	363,000	1,088,014
Vitasoy International Holdings Ltd.	2,120,000	2,727,751
Wheelock and Co. Ltd.	1,703,000	8,586,903
TOTAL HONG KONG		112,518,962
India - 9.3%
Apollo Tyres Ltd.	613,146	1,753,670
Axis Bank Ltd.	941,530	6,227,814
Balkrishna Industries Ltd. (a)	24,868	322,813
Bharat Petroleum Corp. Ltd.	211,108	2,009,719
Bharti Infratel Ltd. (a)	863,885	3,648,709
Cox & Kings India Ltd.	691,851	3,009,487
Engineers India Ltd.	154,756	712,046
Havells India Ltd.	53,698	1,057,617
HCL Technologies Ltd.	235,431	6,034,010
Hexaware Technologies Ltd.	493,075	1,149,067
Housing Development Finance Corp. Ltd.	696,915	12,205,114
IL&FS Transportation Networks Ltd.	117,191	445,884
Ipca Laboratories Ltd.	128,967	1,511,979
Lupin Ltd.	200,901	4,246,502
Mahindra & Mahindra Ltd.	145,496	2,864,217
Max India Ltd.	335,204	1,692,490
McLeod Russel India Ltd.	255,011	1,178,451
MindTree Consulting Ltd.	294,996	5,104,605
Mphasis BFL Ltd.	134,940	1,009,981
MRF Ltd.	4,839	1,860,251
NIIT Technologies Ltd.	199,257	1,233,020
NTPC Ltd.	1,824,418	4,349,692
Persistent Systems Ltd.	6,680	136,743
Petronet LNG Ltd.	1,206,926	3,628,069
Punjab National Bank	184,370	2,949,926
Redington India Ltd.	434,185	707,546
Reliance Infrastructure Ltd. (a)	132,446	1,607,382
Shriram City Union Finance Ltd.	109,591	3,062,393
Sintex Industries Ltd.	410,005	571,443
Sun Pharmaceutical Industries Ltd.	450,243	5,850,547
Tata Motors Ltd.	1,105,750	8,088,608
Tata Power Co. Ltd.	1,664,245	2,669,477
The Jammu & Kashmir Bank Ltd.	131,129	3,450,955

	Shares	Value
UPL Ltd.	467,760	$ 2,530,371
Yes Bank Ltd.	702,032	6,189,098
TOTAL INDIA		105,069,696
Indonesia - 2.1%
PT Adaro Energy Tbk	11,477,400	1,154,701
PT Bank Mandiri (Persero) Tbk	8,797,600	7,655,284
PT Bank Rakyat Indonesia Tbk	11,564,200	11,092,049
PT BISI International Tbk	8,333,400	364,189
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	16,611,900	2,975,051
TOTAL INDONESIA		23,241,274
Israel - 0.0%
Sarine Technologies Ltd.	253,000	575,604
Japan - 0.8%
Fuji Media Holdings, Inc.	132,900	2,122,446
KDDI Corp.	43,900	2,523,500
SoftBank Corp.	15,200	1,092,702
Suzuki Motor Corp.	85,800	2,863,147
TOTAL JAPAN		8,601,795
Korea (South) - 18.9%
AMOREPACIFIC Corp.	2,120	3,637,907
AMOREPACIFIC Group, Inc.	5,652	4,851,230
Bgf Retail (a)	17,851	1,111,143
CJ E&M Corp. (a)	11,626	437,317
CJ O Shopping Co. Ltd.	3,351	1,281,777
Cosmax Bti, Inc.	3,000	125,375
Coway Co. Ltd.	41,312	3,560,509
Daesang Corp.	74,190	3,679,345
Dongbu Insurance Co. Ltd.	57,841	3,274,388
Dongwon Industries Co.	1,841	589,393
E1 Corp.	9,100	635,385
Fila Korea Ltd.	6,916	601,487
GAMEVIL, Inc. (a)	8,110	816,947
GS Retail Co. Ltd.	51,324	1,087,073
Hanwha Corp.	101,150	2,866,509
Hy-Lok Corp.	59,495	1,952,288
Hyundai Hysco Co. Ltd.	89,534	7,165,651
Hyundai Mobis	44,309	13,234,253
Hyundai Motor Co.	80,815	19,128,470
I-Sens, Inc. (a)	2,302	108,905
Interpark Corp.	99,966	1,080,896
InterPark INT Corp.	25,628	469,190
KEPCO Plant Service & Engineering Co. Ltd.	53,805	3,870,522
Kia Motors Corp.	180,994	10,623,836
Korea Zinc Co. Ltd.	10,513	4,208,858
Kumho Petro Chemical Co. Ltd.	11,690	1,018,886
LG Household & Health Care Ltd.	16,293	7,565,591
NAVER Corp.	5,950	4,247,958
Samsung Electronics Co. Ltd.	49,333	63,838,164
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Fire & Marine Insurance Co. Ltd.	27,448	$ 7,522,266
Samsung SDI Co. Ltd.	34,735	5,347,740
Shinhan Financial Group Co. Ltd.	316,970	15,652,139
SK Hynix, Inc. (a)	309,730	13,474,252
SK Telecom Co. Ltd.	15,191	3,898,990
Sung Kwang Bend Co. Ltd.	48,495	934,156
TOTAL KOREA (SOUTH)		213,898,796
Malaysia - 3.4%
Glomac Bhd	1,695,100	635,073
Malayan Banking Bhd	2,814,221	8,678,110
Malaysian Plantations Bhd	2,062,200	3,144,192
Media Prima Bhd	1,511,200	1,174,016
SapuraKencana Petroleum Bhd	2,618,400	3,521,085
Sunway Bhd	1,215,200	1,217,438
Tenaga Nasional Bhd	3,386,100	13,137,789
YTL Corp. Bhd	13,153,900	6,455,310
TOTAL MALAYSIA		37,963,013
Mauritius - 0.1%
MakeMyTrip Ltd. (a)	35,500	1,074,585
Philippines - 1.5%
Alliance Global Group, Inc.	7,471,000	4,473,439
D&L Industries, Inc.	2,251,300	560,528
Holcim Philippines, Inc.	425,400	130,681
Metropolitan Bank & Trust Co.	1,911,440	3,747,129
Philippine National Bank (a)	83,334	171,016
Security Bank Corp.	2,756,558	7,557,572
Vista Land & Lifescapes, Inc.	4,058,500	544,911
TOTAL PHILIPPINES		17,185,276
Singapore - 5.2%
Cordlife Group Ltd.	599,000	549,882
Ezion Holdings Ltd.	2,908,000	4,980,115
First Resources Ltd.	1,459,000	2,632,416
Goodpack Ltd.	187,000	367,890
Keppel Corp. Ltd.	1,219,000	10,684,527
Mapletree Industrial (REIT)	5,084,674	5,714,852
Singapore Telecommunications Ltd.	4,375,000	14,229,707
United Overseas Bank Ltd.	779,000	15,033,651
Wing Tai Holdings Ltd.	2,108,000	3,326,483
Yanlord Land Group Ltd.	1,855,000	1,790,707
TOTAL SINGAPORE		59,310,230
Taiwan - 12.2%
Acer, Inc. (a)	4,582,000	3,622,690
Advanced Semiconductor Engineering, Inc.	7,240,000	8,577,437
ASUSTeK Computer, Inc.	350,000	3,689,659
Catcher Technology Co. Ltd.	952,000	7,762,348
Cleanaway Co. Ltd.	98,000	568,061

	Shares	Value
Delta Electronics, Inc.	1,232,000	$ 8,351,794
Fubon Financial Holding Co. Ltd.	6,697,000	10,487,716
Giant Manufacturing Co. Ltd.	238,000	1,947,451
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,235,000	21,313,878
HTC Corp.	479,000	2,084,790
King Slide Works Co. Ltd.	45,000	594,106
Merida Industry Co. Ltd.	153,000	1,191,862
Novatek Microelectronics Corp.	1,225,000	6,186,853
Pegatron Corp.	1,318,000	2,491,498
Sinopac Holdings Co.	14,897,858	6,969,568
Taishin Financial Holdings Co. Ltd.	15,124,239	8,052,165
Taiwan Semiconductor Manufacturing Co. Ltd.	10,092,192	40,364,863
Tongtai Machine & Tool Co. Ltd.	562,000	627,890
Vanguard International Semiconductor Corp.	1,897,000	2,708,068
TOTAL TAIWAN		137,592,697
Thailand - 3.8%
Charoen Pokphand Foods PCL (For. Reg.)	2,483,400	2,054,745
Delta Electronics PCL (For. Reg.)	2,269,100	4,364,738
Jasmine International Public Co. Ltd.	4,482,900	1,038,991
Kasikornbank PCL (For. Reg.)	1,422,800	9,344,033
Preuksa Real Estate PCL (For. Reg.)	8,321,400	8,609,750
Quality Houses PCL NVDR	20,199,600	2,455,683
Shin Corp. PLC NVDR	2,934,500	6,226,620
Thai Beverage PCL	14,474,000	7,096,337
Thai Tap Water Supply PCL (For. Reg.)	1,982,300	738,860
Thanachart Capital PCL (For. Reg.)	600,400	659,569
TOTAL THAILAND		42,589,326
United Kingdom - 0.2%
Standard Chartered PLC (United Kingdom)	105,501	2,194,406
United States of America - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	110,900	5,439,645
Las Vegas Sands Corp.	58,800	4,342,380
TOTAL UNITED STATES OF AMERICA		9,782,025
TOTAL COMMON STOCKS (Cost $970,822,678)		1,100,068,903
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $30,091,146)	30,091,146	$ 30,091,146
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,000,913,824)		1,130,160,049
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,083,465
NET ASSETS - 100%		$ 1,131,243,514
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,109
Fidelity Securities Lending Cash Central Fund	5,195
Total	$ 12,304
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 143,156,645	$ 11,440,858	$ 131,715,787	$ -
Consumer Staples	43,156,581	-	43,156,581	-
Energy	42,678,218	601,177	42,077,041	-
Financials	352,614,472	2,194,406	350,420,066	-
Health Care	18,625,973	6,358,158	12,267,815	-
Industrials	81,946,897	-	81,946,897	-
Information Technology	281,601,368	10,619,930	270,981,438	-
Materials	44,035,583	-	44,035,583	-
Telecommunication Services	46,341,720	-	46,341,720	-
Utilities	45,911,446	-	45,911,446	-
Money Market Funds	30,091,146	30,091,146	-	-
Total Investments in Securities:	$ 1,130,160,049	$ 61,305,675	$ 1,068,854,374	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 678,114,970
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $1,001,501,246. Net unrealized appreciation aggregated $128,658,803, of which $162,571,956 related to appreciated investment securities and $33,913,153 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Europe, Middle East,
Africa (EMEA) Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Emerging Europe, Middle East,
Africa (EMEA) Fund

1.861995.106

AEME-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Austria - 0.5%
CA Immobilien Anlagen AG	31,700	$ 634,808
Bangladesh - 0.1%
Prime Bank Ltd.	568,750	171,792
Belgium - 0.2%
Euronav NV (a)	22,000	267,489
Bermuda - 0.5%
Aquarius Platinum Ltd. (a)	1,607,700	682,182
Botswana - 0.2%
First National Bank of Botswana Ltd.	650,000	254,475
Canada - 0.3%
Africa Oil Corp. (a)	63,600	389,644
Croatia - 0.3%
Ledo d.d.	263	412,530
Czech Republic - 1.4%
Komercni Banka A/S	8,185	1,781,406
Estonia - 0.4%
Tallinna Kaubamaja AS	70,900	481,339
Greece - 1.8%
Fourlis Holdings SA (a)	80,000	567,757
Jumbo SA	53,036	795,400
Karelia Tobacco Co., Inc.	1,970	593,666
Sarantis SA	37,800	404,423
TOTAL GREECE		2,361,246
Hungary - 0.3%
FHB Land Credit & Mortgage Bank (a)	138,000	426,825
Israel - 0.3%
Teva Pharmaceutical Industries Ltd.	8,200	439,077
Kenya - 1.4%
British American Tobacco Kenya Ltd.	51,700	382,745
Kenya Commercial Bank Ltd.	756,500	469,581
Safaricom Ltd.	6,247,044	868,040
Uchumi Supermarket Ltd. (a)	837,200	115,377
TOTAL KENYA		1,835,743
Kuwait - 1.0%
Gulf Bank (a)	292,300	350,863
Kuwait Food Co. (Americana)	93,870	1,014,094
TOTAL KUWAIT		1,364,957
Common Stocks - continued
	Shares	Value
Lithuania - 0.5%
Apranga AB (a)	163,766	$ 605,243
Luxembourg - 0.3%
Pegas NONWOVENS SA	14,200	427,369
Netherlands - 0.6%
Fortuna Entertainment Group NV	80,000	488,124
X5 Retail Group NV GDR (Reg. S) (a)	18,500	356,125
TOTAL NETHERLANDS		844,249
Nigeria - 1.0%
FBN Holdings PLC	6,000,000	536,628
Zenith Bank PLC	5,284,656	818,648
TOTAL NIGERIA		1,355,276
Oman - 0.8%
BankMuscat SAOG (a)	75,000	135,584
National Bank of Oman (a)	911,343	871,102
TOTAL OMAN		1,006,686
Pakistan - 1.2%
Indus Motor Co. Ltd.	72,000	437,505
Pak Suzuki Motors	167,200	482,958
Pakistan Petroleum Ltd.	120,000	282,410
United Bank Ltd.	190,000	374,690
TOTAL PAKISTAN		1,577,563
Poland - 4.9%
Bank Handlowy w Warszawie SA	66,000	2,305,548
Bank Polska Kasa Opieki SA	57,800	3,074,961
Orbis SA	30,000	402,846
Powszechny Zaklad Ubezpieczen SA	4,500	634,554
TOTAL POLAND		6,417,909
Qatar - 2.1%
Al Meera Consumer Goods Co. (a)	3,000	149,712
Commercial Bank of Qatar (a)	58,882	1,099,691
Qatar National Bank SAQ (a)	30,403	1,511,382
TOTAL QATAR		2,760,785
Romania - 1.9%
Banca Transilvania SA (a)	1,726,479	938,834
Common Stocks - continued
	Shares	Value
Romania - continued
Bursa de Valori Bucuresti (a)	73,404	$ 639,367
SNP Petrom SA	5,839,899	847,606
TOTAL ROMANIA		2,425,807
Russia - 16.7%
Gazprom OAO sponsored ADR (Reg. S)	959,100	7,049,385
LUKOIL Oil Co.	11,300	632,828
LUKOIL Oil Co. sponsored ADR (United Kingdom)	95,295	5,341,285
Magnit OJSC	6,700	1,715,845
Megafon OJSC GDR	38,200	1,069,600
NOVATEK OAO GDR (Reg. S)	8,325	864,551
Sberbank (Savings Bank of the Russian Federation) (a)	2,078,900	4,282,463
Vozrozhdenie Bank (a)	88,900	970,146
TOTAL RUSSIA		21,926,103
Slovenia - 0.5%
Krka dd Novo mesto	6,700	588,091
South Africa - 41.8%
Anglo American Platinum Ltd. (a)	26,400	1,160,389
AngloGold Ashanti Ltd. (a)	168,400	2,887,454
Ascendis Health Ltd. (a)	110,000	148,746
Aspen Pharmacare Holdings Ltd.	66,800	1,810,010
AVI Ltd.	25,000	141,518
Cashbuild Ltd.	61,700	788,296
Clicks Group Ltd.	324,449	1,987,299
DRDGOLD Ltd.	3,764,814	1,066,182
DRDGOLD Ltd. sponsored ADR (d)	28,300	80,938
FirstRand Ltd.	733,500	2,958,489
Grand Parade Investments Ltd. (a)	727,000	427,129
Harmony Gold Mining Co. Ltd. (a)	470,700	1,448,761
Holdsport Ltd.	130,400	515,982
Hulamin Ltd. (a)	896,200	668,619
MTN Group Ltd.	397,450	8,243,294
Nampak Ltd.	748,100	2,846,450
Naspers Ltd. Class N	57,200	7,098,284
Pioneer Foods Ltd.	176,200	1,929,113
Raubex Group Ltd.	590,900	1,266,883
Remgro Ltd.	132,100	2,856,726
RMB Holdings Ltd.	181,900	947,244
Sasol Ltd.	103,900	5,993,300
Shoprite Holdings Ltd.	118,400	1,788,643
Standard Bank Group Ltd.	235,863	3,183,700
Common Stocks - continued
	Shares	Value
South Africa - continued
Telkom SA Ltd. (a)	147,800	$ 684,624
Vodacom Group Ltd.	89,200	1,044,147
Zeder Investments Ltd.	1,590,847	864,929
TOTAL SOUTH AFRICA		54,837,149
Sri Lanka - 0.3%
Hatton National Bank PLC	278,700	363,824
Turkey - 4.7%
Aselsan A/S	171,000	748,544
Brisa Bridgestone S.A.B. Las San	232,000	775,210
Ege Endustri Ve Ticaret A/S	3,000	171,505
Gubre Fabrikalari TAS	198,000	407,495
Koc Holding A/S	271,850	1,427,251
Logo Yazilim Sanayi Ve Ticar (a)	14,928	145,950
Pinar Sut Mamulleri Sanayi A/S	15,000	130,903
Turk Traktor ve Ziraat Makinalari A/S	8,000	281,874
Turkiye Garanti Bankasi A/S	498,000	2,050,875
TOTAL TURKEY		6,139,607
United Arab Emirates - 4.9%
Aldar Properties PJSC (a)	1,389,156	1,425,823
Dubai Financial Market PJSC (a)	1,016,713	949,436
Emaar Properties PJSC (a)	487,227	1,295,982
First Gulf Bank PJSC	266,223	1,319,138
SHUAA Capital PSC (a)	4,228,171	1,461,940
TOTAL UNITED ARAB EMIRATES		6,452,319
United Kingdom - 4.3%
Abdullah Al Othaim Markets Co. (HSBC Warrant Program) warrants 7/31/17 (a)	14,236	422,360
Al Noor Hospitals Group PLC	30,100	516,817
Aldrees Petoleum & Transport (HSBC Warrant Program) warrants 2/7/17 (a)	48,399	727,576
Fawaz Abdulaziz Alhokair & Co. (HSBC Warrant Program) warrants 2/23/15 (a)	14,800	424,018
Halwani Bros. Co. (HSBC Warrant Program) warrants 5/4/15 (a)	17,726	384,726
Herfy Food Services Co. (HSBC Warrant Program):
warrants 10/8/15 (a)	18,373	511,198
warrants 7/6/17 (a)	7,200	200,328
NMC Health PLC	68,700	545,135
Saudi Vitrified Clay Pipe Co. (HSBC Warrant Program) warrants 5/4/15 (a)	12,000	299,068
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Saudia Dairy & Foodstuff Co. (HSBC Warrant Program) warrants 6/26/15 (a)	19,000	$ 567,145
The Savola Group (HSBC Warrant Program) warrants 2/2/15 (a)	19,000	414,860
United International Transportation Co. (HSBC Warrant Program) warrants 2/23/15 (a)	30,667	640,823
TOTAL UNITED KINGDOM		5,654,054
TOTAL COMMON STOCKS (Cost $109,285,011)		124,885,547
Nonconvertible Preferred Stocks - 3.6%

Russia - 3.6%
Surgutneftegas	3,764,700	2,774,364
Tatneft OAO (a)	547,400	2,011,800
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,974,967)		4,786,164
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.11% (b)	1,599,169	1,599,169
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	63,600	63,600
TOTAL MONEY MARKET FUNDS (Cost $1,662,769)		1,662,769
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $114,922,747)		131,334,480
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(136,838)
NET ASSETS - 100%		$ 131,197,642
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,420
Fidelity Securities Lending Cash Central Fund	5,338
Total	$ 6,758
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,997,702	$ 14,997,702	$ -	$ -
Consumer Staples	10,589,238	10,589,238	-	-
Energy	26,454,662	20,461,362	5,993,300	-
Financials	46,553,556	39,910,579	6,442,649	200,328
Health Care	4,047,876	3,608,799	439,077	-
Industrials	3,724,552	3,724,552	-	-
Information Technology	145,950	145,950	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 11,248,470	$ 5,846,073	$ 5,402,397	$ -
Telecommunication Services	11,909,705	11,909,705	-	-
Money Market Funds	1,662,769	1,662,769	-	-
Total Investments in Securities:	$ 131,334,480	$ 112,856,729	$ 18,277,423	$ 200,328

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,965,445
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $115,269,358. Net unrealized appreciation aggregated $16,065,122, of which $25,695,690 related to appreciated investment securities and $9,630,568 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Europe,
Middle East, Africa (EMEA) Fund

July 31, 2014

1.861977.106

EME-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Austria - 0.5%
CA Immobilien Anlagen AG	31,700	$ 634,808
Bangladesh - 0.1%
Prime Bank Ltd.	568,750	171,792
Belgium - 0.2%
Euronav NV (a)	22,000	267,489
Bermuda - 0.5%
Aquarius Platinum Ltd. (a)	1,607,700	682,182
Botswana - 0.2%
First National Bank of Botswana Ltd.	650,000	254,475
Canada - 0.3%
Africa Oil Corp. (a)	63,600	389,644
Croatia - 0.3%
Ledo d.d.	263	412,530
Czech Republic - 1.4%
Komercni Banka A/S	8,185	1,781,406
Estonia - 0.4%
Tallinna Kaubamaja AS	70,900	481,339
Greece - 1.8%
Fourlis Holdings SA (a)	80,000	567,757
Jumbo SA	53,036	795,400
Karelia Tobacco Co., Inc.	1,970	593,666
Sarantis SA	37,800	404,423
TOTAL GREECE		2,361,246
Hungary - 0.3%
FHB Land Credit & Mortgage Bank (a)	138,000	426,825
Israel - 0.3%
Teva Pharmaceutical Industries Ltd.	8,200	439,077
Kenya - 1.4%
British American Tobacco Kenya Ltd.	51,700	382,745
Kenya Commercial Bank Ltd.	756,500	469,581
Safaricom Ltd.	6,247,044	868,040
Uchumi Supermarket Ltd. (a)	837,200	115,377
TOTAL KENYA		1,835,743
Kuwait - 1.0%
Gulf Bank (a)	292,300	350,863
Kuwait Food Co. (Americana)	93,870	1,014,094
TOTAL KUWAIT		1,364,957
Common Stocks - continued
	Shares	Value
Lithuania - 0.5%
Apranga AB (a)	163,766	$ 605,243
Luxembourg - 0.3%
Pegas NONWOVENS SA	14,200	427,369
Netherlands - 0.6%
Fortuna Entertainment Group NV	80,000	488,124
X5 Retail Group NV GDR (Reg. S) (a)	18,500	356,125
TOTAL NETHERLANDS		844,249
Nigeria - 1.0%
FBN Holdings PLC	6,000,000	536,628
Zenith Bank PLC	5,284,656	818,648
TOTAL NIGERIA		1,355,276
Oman - 0.8%
BankMuscat SAOG (a)	75,000	135,584
National Bank of Oman (a)	911,343	871,102
TOTAL OMAN		1,006,686
Pakistan - 1.2%
Indus Motor Co. Ltd.	72,000	437,505
Pak Suzuki Motors	167,200	482,958
Pakistan Petroleum Ltd.	120,000	282,410
United Bank Ltd.	190,000	374,690
TOTAL PAKISTAN		1,577,563
Poland - 4.9%
Bank Handlowy w Warszawie SA	66,000	2,305,548
Bank Polska Kasa Opieki SA	57,800	3,074,961
Orbis SA	30,000	402,846
Powszechny Zaklad Ubezpieczen SA	4,500	634,554
TOTAL POLAND		6,417,909
Qatar - 2.1%
Al Meera Consumer Goods Co. (a)	3,000	149,712
Commercial Bank of Qatar (a)	58,882	1,099,691
Qatar National Bank SAQ (a)	30,403	1,511,382
TOTAL QATAR		2,760,785
Romania - 1.9%
Banca Transilvania SA (a)	1,726,479	938,834
Common Stocks - continued
	Shares	Value
Romania - continued
Bursa de Valori Bucuresti (a)	73,404	$ 639,367
SNP Petrom SA	5,839,899	847,606
TOTAL ROMANIA		2,425,807
Russia - 16.7%
Gazprom OAO sponsored ADR (Reg. S)	959,100	7,049,385
LUKOIL Oil Co.	11,300	632,828
LUKOIL Oil Co. sponsored ADR (United Kingdom)	95,295	5,341,285
Magnit OJSC	6,700	1,715,845
Megafon OJSC GDR	38,200	1,069,600
NOVATEK OAO GDR (Reg. S)	8,325	864,551
Sberbank (Savings Bank of the Russian Federation) (a)	2,078,900	4,282,463
Vozrozhdenie Bank (a)	88,900	970,146
TOTAL RUSSIA		21,926,103
Slovenia - 0.5%
Krka dd Novo mesto	6,700	588,091
South Africa - 41.8%
Anglo American Platinum Ltd. (a)	26,400	1,160,389
AngloGold Ashanti Ltd. (a)	168,400	2,887,454
Ascendis Health Ltd. (a)	110,000	148,746
Aspen Pharmacare Holdings Ltd.	66,800	1,810,010
AVI Ltd.	25,000	141,518
Cashbuild Ltd.	61,700	788,296
Clicks Group Ltd.	324,449	1,987,299
DRDGOLD Ltd.	3,764,814	1,066,182
DRDGOLD Ltd. sponsored ADR (d)	28,300	80,938
FirstRand Ltd.	733,500	2,958,489
Grand Parade Investments Ltd. (a)	727,000	427,129
Harmony Gold Mining Co. Ltd. (a)	470,700	1,448,761
Holdsport Ltd.	130,400	515,982
Hulamin Ltd. (a)	896,200	668,619
MTN Group Ltd.	397,450	8,243,294
Nampak Ltd.	748,100	2,846,450
Naspers Ltd. Class N	57,200	7,098,284
Pioneer Foods Ltd.	176,200	1,929,113
Raubex Group Ltd.	590,900	1,266,883
Remgro Ltd.	132,100	2,856,726
RMB Holdings Ltd.	181,900	947,244
Sasol Ltd.	103,900	5,993,300
Shoprite Holdings Ltd.	118,400	1,788,643
Standard Bank Group Ltd.	235,863	3,183,700
Common Stocks - continued
	Shares	Value
South Africa - continued
Telkom SA Ltd. (a)	147,800	$ 684,624
Vodacom Group Ltd.	89,200	1,044,147
Zeder Investments Ltd.	1,590,847	864,929
TOTAL SOUTH AFRICA		54,837,149
Sri Lanka - 0.3%
Hatton National Bank PLC	278,700	363,824
Turkey - 4.7%
Aselsan A/S	171,000	748,544
Brisa Bridgestone S.A.B. Las San	232,000	775,210
Ege Endustri Ve Ticaret A/S	3,000	171,505
Gubre Fabrikalari TAS	198,000	407,495
Koc Holding A/S	271,850	1,427,251
Logo Yazilim Sanayi Ve Ticar (a)	14,928	145,950
Pinar Sut Mamulleri Sanayi A/S	15,000	130,903
Turk Traktor ve Ziraat Makinalari A/S	8,000	281,874
Turkiye Garanti Bankasi A/S	498,000	2,050,875
TOTAL TURKEY		6,139,607
United Arab Emirates - 4.9%
Aldar Properties PJSC (a)	1,389,156	1,425,823
Dubai Financial Market PJSC (a)	1,016,713	949,436
Emaar Properties PJSC (a)	487,227	1,295,982
First Gulf Bank PJSC	266,223	1,319,138
SHUAA Capital PSC (a)	4,228,171	1,461,940
TOTAL UNITED ARAB EMIRATES		6,452,319
United Kingdom - 4.3%
Abdullah Al Othaim Markets Co. (HSBC Warrant Program) warrants 7/31/17 (a)	14,236	422,360
Al Noor Hospitals Group PLC	30,100	516,817
Aldrees Petoleum & Transport (HSBC Warrant Program) warrants 2/7/17 (a)	48,399	727,576
Fawaz Abdulaziz Alhokair & Co. (HSBC Warrant Program) warrants 2/23/15 (a)	14,800	424,018
Halwani Bros. Co. (HSBC Warrant Program) warrants 5/4/15 (a)	17,726	384,726
Herfy Food Services Co. (HSBC Warrant Program):
warrants 10/8/15 (a)	18,373	511,198
warrants 7/6/17 (a)	7,200	200,328
NMC Health PLC	68,700	545,135
Saudi Vitrified Clay Pipe Co. (HSBC Warrant Program) warrants 5/4/15 (a)	12,000	299,068
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Saudia Dairy & Foodstuff Co. (HSBC Warrant Program) warrants 6/26/15 (a)	19,000	$ 567,145
The Savola Group (HSBC Warrant Program) warrants 2/2/15 (a)	19,000	414,860
United International Transportation Co. (HSBC Warrant Program) warrants 2/23/15 (a)	30,667	640,823
TOTAL UNITED KINGDOM		5,654,054
TOTAL COMMON STOCKS (Cost $109,285,011)		124,885,547
Nonconvertible Preferred Stocks - 3.6%

Russia - 3.6%
Surgutneftegas	3,764,700	2,774,364
Tatneft OAO (a)	547,400	2,011,800
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,974,967)		4,786,164
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.11% (b)	1,599,169	1,599,169
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	63,600	63,600
TOTAL MONEY MARKET FUNDS (Cost $1,662,769)		1,662,769
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $114,922,747)		131,334,480
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(136,838)
NET ASSETS - 100%		$ 131,197,642
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,420
Fidelity Securities Lending Cash Central Fund	5,338
Total	$ 6,758
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,997,702	$ 14,997,702	$ -	$ -
Consumer Staples	10,589,238	10,589,238	-	-
Energy	26,454,662	20,461,362	5,993,300	-
Financials	46,553,556	39,910,579	6,442,649	200,328
Health Care	4,047,876	3,608,799	439,077	-
Industrials	3,724,552	3,724,552	-	-
Information Technology	145,950	145,950	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 11,248,470	$ 5,846,073	$ 5,402,397	$ -
Telecommunication Services	11,909,705	11,909,705	-	-
Money Market Funds	1,662,769	1,662,769	-	-
Total Investments in Securities:	$ 131,334,480	$ 112,856,729	$ 18,277,423	$ 200,328

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,965,445
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $115,269,358. Net unrealized appreciation aggregated $16,065,122, of which $25,695,690 related to appreciated investment securities and $9,630,568 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Emerging Markets Discovery Fund
Class A
Class T
Class C
Institutional Class

July 31, 2014

Class A, Class T,
Class C, and Institutional Class
are classes of Fidelity®
Emerging Markets Discovery Fund

1.931256.102

AEMD-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Argentina - 0.3%
Inversiones y Representaciones SA sponsored GDR	19,200	$ 304,128
Bermuda - 5.3%
Man Wah Holdings Ltd.	264,400	390,554
Texwinca Holdings Ltd.	1,286,000	1,207,477
Vtech Holdings Ltd.	49,000	606,399
Wilson Sons Ltd. unit	52,955	823,472
Yue Yuen Industrial (Holdings) Ltd.	557,000	1,861,405
TOTAL BERMUDA		4,889,307
Brazil - 1.5%
BHG SA (Brazil Hospitality Group) (a)	80,400	482,311
Fleury SA	140,800	925,944
TOTAL BRAZIL		1,408,255
Cayman Islands - 7.5%
51job, Inc. sponsored ADR (a)(d)	10,000	755,600
Ginko International Co. Ltd.	33,000	475,295
Goodbaby International Holdings Ltd.	956,000	479,155
Gourmet Master Co. Ltd.	173,000	1,461,229
Greatview Aseptic Pack Co. Ltd.	1,284,000	999,509
Hilong Holding Ltd.	629,000	352,708
Lifestyle International Holdings Ltd.	260,500	508,154
Samson Holding Ltd.	6,410,000	818,449
Silergy Corp.	57,520	477,412
Tao Heung Holdings Ltd.	950,000	567,269
TOTAL CAYMAN ISLANDS		6,894,780
Chile - 5.6%
Aguas Andinas SA	1,151,220	728,511
Compania Cervecerias Unidas SA sponsored ADR	64,207	1,448,510
Embotelladora Andina SA sponsored ADR	33,653	720,174
Inversiones La Construccion SA	69,373	833,160
Quinenco SA	671,030	1,407,681
TOTAL CHILE		5,138,036
China - 2.3%
BBMG Corp. (H Shares)	729,500	568,181
China Suntien Green Energy Corp. Ltd. (H Shares)	1,806,000	560,288
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	484,000	496,459
Tong Ren Tang Technologies Co. Ltd. (H Shares)	344,000	488,477
TOTAL CHINA		2,113,405
Common Stocks - continued
	Shares	Value
Egypt - 0.5%
Citadel Capital Corp. (a)	700,700	$ 422,377
Greece - 0.5%
Public Power Corp. of Greece	32,500	476,534
Hong Kong - 1.7%
China Power International Development Ltd.	789,000	330,836
Far East Horizon Ltd.	983,000	753,783
Techtronic Industries Co. Ltd.	167,500	502,045
TOTAL HONG KONG		1,586,664
India - 19.4%
Bata India Ltd. (a)	35,849	735,790
CMC Ltd.	28,602	908,389
Container Corp. of India Ltd.	69,390	1,569,374
Credit Analysis & Research Ltd. (a)	16,798	332,157
Exide Industries Ltd.	374,877	1,013,267
Grasim Industries Ltd.	16,567	959,144
Havells India Ltd.	48,587	956,952
Hindalco Industries Ltd.	268,596	843,103
IDFC Ltd.	285,581	712,328
Iifl Holdings Ltd.	212,289	459,237
Indian Hotels Co. Ltd.	571,928	887,105
Indian Hotels Co. Ltd. rights 8/20/14 (a)	128,683	29,751
Ipca Laboratories Ltd.	48,250	565,672
KPIT Cummins Infosystems Ltd.	232,594	592,887
Lupin Ltd.	44,699	944,816
Mahindra Lifespace Developers Ltd.	34,935	341,947
Punjab National Bank	62,424	998,786
Shriram Transport Finance Co. Ltd.	59,162	872,517
Tech Mahindra Ltd.	23,960	847,550
The Jammu & Kashmir Bank Ltd.	20,552	540,872
Thermax Ltd.	56,221	804,558
Tube Investments of India Ltd.	279,763	1,363,849
Yes Bank Ltd.	80,581	710,400
TOTAL INDIA		17,990,451
Indonesia - 0.8%
PT Hero Supermarket Tbk (a)	2,727,500	695,570
Israel - 1.7%
Bezeq The Israeli Telecommunication Corp. Ltd.	529,000	988,039
NICE Systems Ltd. sponsored ADR	14,000	553,560
TOTAL ISRAEL		1,541,599
Common Stocks - continued
	Shares	Value
Kenya - 0.5%
East African Breweries Ltd.	142,800	$ 474,916
Korea (South) - 15.7%
Binggrea Co. Ltd.	9,267	717,732
Daewoo International Corp.	41,986	1,511,397
Daou Technology, Inc.	33,160	356,670
DGB Financial Group Co. Ltd.	92,812	1,506,454
DuzonBizon Co. Ltd.	54,320	496,065
E-Mart Co. Ltd.	5,069	1,138,056
Hyundai Hy Communications & Networks Co. Ltd.	90,057	408,451
JVM Co. Ltd. (a)	16,062	905,316
KEPCO Plant Service & Engineering Co. Ltd.	24,425	1,757,039
Kiwoom Securities Co. Ltd.	7,292	351,120
Korea Electric Terminal Co. Ltd.	12,350	534,153
Korean Reinsurance Co.	94,884	1,037,974
Leeno Industrial, Inc.	18,759	650,684
LG Household & Health Care Ltd.	3,237	1,503,088
Seoul Semiconductor Co. Ltd.	12,172	335,884
Shinsegae Food Co. Ltd.	10,467	901,257
TK Corp. (a)	29,904	438,836
TOTAL KOREA (SOUTH)		14,550,176
Luxembourg - 0.4%
Globant SA (a)	29,200	330,544
Malaysia - 1.6%
Oldtown Bhd	1,353,775	929,255
Top Glove Corp. Bhd	355,900	514,326
TOTAL MALAYSIA		1,443,581
Mexico - 2.2%
Banregio Grupo Financiero S.A.B. de CV	55,200	313,037
Consorcio ARA S.A.B. de CV (a)	1,257,200	572,492
Megacable Holdings S.A.B. de CV unit	187,400	804,601
Qualitas Controladora S.A.B. de CV	139,700	378,839
TOTAL MEXICO		2,068,969
Nigeria - 1.5%
Transnational Corp. of Nigeria PLC	10,141,137	344,511
Zenith Bank PLC	6,956,798	1,077,681
TOTAL NIGERIA		1,422,192
Philippines - 1.9%
PNOC Energy Development Corp.	3,048,200	426,800
Common Stocks - continued
	Shares	Value
Philippines - continued
Robinsons Land Corp.	824,600	$ 426,158
Security Bank Corp.	328,888	901,702
TOTAL PHILIPPINES		1,754,660
Russia - 0.9%
Moscow Exchange MICEX-RTS OAO (a)	166,900	265,984
Synergy Co. (a)	36,851	588,007
TOTAL RUSSIA		853,991
Singapore - 0.6%
Goodpack Ltd.	285,000	560,688
South Africa - 3.5%
Adcorp Holdings Ltd.	231,200	722,191
Alexander Forbes Group Holding (a)	442,458	358,984
Astral Foods Ltd.	133,100	1,787,410
Zeder Investments Ltd.	701,210	381,242
TOTAL SOUTH AFRICA		3,249,827
Sri Lanka - 0.6%
John Keells Holdings Ltd.	297,453	540,886
Taiwan - 15.4%
ASPEED Tech, Inc.	59,000	460,411
Chicony Electronics Co. Ltd.	225,120	622,128
China Life Insurance Co. Ltd.	368,000	350,136
Chroma ATE, Inc.	446,000	1,179,182
Cleanaway Co. Ltd.	149,000	863,684
CTCI Corp.	487,000	803,940
Edison Opto Corp.	360,000	398,135
EPISTAR Corp.	329,000	714,570
Everlight Electronics Co. Ltd.	201,000	452,360
Formosa Optical Technology Co. Ltd.	205,000	656,668
GeoVision, Inc.	91,300	367,920
Kd Holding Corp.	139,000	805,553
King Slide Works Co. Ltd.	38,000	501,690
Lextar Electronics Corp.	418,000	410,868
MJC Probe, Inc.	284,000	886,689
Pacific Hospital Supply Co. Ltd.	327,700	802,144
President Chain Store Corp.	127,000	1,007,854
St.Shine Optical Co. Ltd.	25,000	518,917
Common Stocks - continued
	Shares	Value
Taiwan - continued
Unified-President Enterprises Corp.	964,803	$ 1,832,224
Wowprime Corp.	46,865	645,106
TOTAL TAIWAN		14,280,179
Thailand - 1.9%
Hemaraj Land & Development PCL	3,347,400	380,847
SPCG Public Co. Ltd. (a)	337,500	259,506
Thai Union Frozen Products PCL (For. Reg.)	241,800	490,698
The Erawan Group PLC	4,375,500	625,962
TOTAL THAILAND		1,757,013
Turkey - 1.2%
Aygaz A/S	70,000	300,541
Enka Insaat ve Sanayi A/S	305,688	798,886
TOTAL TURKEY		1,099,427
Vietnam - 0.2%
FTP Corp.	67,000	159,467
TOTAL COMMON STOCKS (Cost $81,670,827)		88,007,622
Nonconvertible Preferred Stocks - 2.2%

Brazil - 1.3%
Banco do Estado Rio Grande do Sul SA	91,900	467,449
Bradespar SA (PN)	74,700	757,289
TOTAL BRAZIL		1,224,738
Korea (South) - 0.9%
Samsung Fire & Marine Insurance Co. Ltd.	4,429	813,846
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,856,247)		2,038,584
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	2,629,206	$ 2,629,206
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	513,150	513,150
TOTAL MONEY MARKET FUNDS (Cost $3,142,356)		3,142,356
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $86,669,430)		93,188,562
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(698,617)
NET ASSETS - 100%		$ 92,489,945
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,351
Fidelity Securities Lending Cash Central Fund	20,893
Total	$ 22,244
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,922,347	$ 1,859,404	$ 15,033,192	$ 29,751
Consumer Staples	13,333,494	5,019,017	8,314,477	-
Energy	912,996	-	912,996	-
Financials	16,637,656	5,147,392	11,490,264	-
Health Care	5,732,050	925,944	4,806,106	-
Industrials	16,501,208	5,048,716	11,452,492	-
Information Technology	11,807,774	1,043,571	10,764,203	-
Materials	4,687,914	757,289	3,930,625	-
Telecommunication Services	988,039	988,039	-	-
Utilities	2,522,728	1,505,586	1,017,142	-
Money Market Funds	3,142,356	3,142,356	-	-
Total Investments in Securities:	$ 93,188,562	$ 25,437,314	$ 67,721,497	$ 29,751

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 36,244,355
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $87,071,493. Net unrealized appreciation aggregated $6,117,069, of which $11,038,106 related to appreciated investment securities and $4,921,037 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Discovery Fund

July 31, 2014

1.931230.102

EMD-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Argentina - 0.3%
Inversiones y Representaciones SA sponsored GDR	19,200	$ 304,128
Bermuda - 5.3%
Man Wah Holdings Ltd.	264,400	390,554
Texwinca Holdings Ltd.	1,286,000	1,207,477
Vtech Holdings Ltd.	49,000	606,399
Wilson Sons Ltd. unit	52,955	823,472
Yue Yuen Industrial (Holdings) Ltd.	557,000	1,861,405
TOTAL BERMUDA		4,889,307
Brazil - 1.5%
BHG SA (Brazil Hospitality Group) (a)	80,400	482,311
Fleury SA	140,800	925,944
TOTAL BRAZIL		1,408,255
Cayman Islands - 7.5%
51job, Inc. sponsored ADR (a)(d)	10,000	755,600
Ginko International Co. Ltd.	33,000	475,295
Goodbaby International Holdings Ltd.	956,000	479,155
Gourmet Master Co. Ltd.	173,000	1,461,229
Greatview Aseptic Pack Co. Ltd.	1,284,000	999,509
Hilong Holding Ltd.	629,000	352,708
Lifestyle International Holdings Ltd.	260,500	508,154
Samson Holding Ltd.	6,410,000	818,449
Silergy Corp.	57,520	477,412
Tao Heung Holdings Ltd.	950,000	567,269
TOTAL CAYMAN ISLANDS		6,894,780
Chile - 5.6%
Aguas Andinas SA	1,151,220	728,511
Compania Cervecerias Unidas SA sponsored ADR	64,207	1,448,510
Embotelladora Andina SA sponsored ADR	33,653	720,174
Inversiones La Construccion SA	69,373	833,160
Quinenco SA	671,030	1,407,681
TOTAL CHILE		5,138,036
China - 2.3%
BBMG Corp. (H Shares)	729,500	568,181
China Suntien Green Energy Corp. Ltd. (H Shares)	1,806,000	560,288
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	484,000	496,459
Tong Ren Tang Technologies Co. Ltd. (H Shares)	344,000	488,477
TOTAL CHINA		2,113,405
Common Stocks - continued
	Shares	Value
Egypt - 0.5%
Citadel Capital Corp. (a)	700,700	$ 422,377
Greece - 0.5%
Public Power Corp. of Greece	32,500	476,534
Hong Kong - 1.7%
China Power International Development Ltd.	789,000	330,836
Far East Horizon Ltd.	983,000	753,783
Techtronic Industries Co. Ltd.	167,500	502,045
TOTAL HONG KONG		1,586,664
India - 19.4%
Bata India Ltd. (a)	35,849	735,790
CMC Ltd.	28,602	908,389
Container Corp. of India Ltd.	69,390	1,569,374
Credit Analysis & Research Ltd. (a)	16,798	332,157
Exide Industries Ltd.	374,877	1,013,267
Grasim Industries Ltd.	16,567	959,144
Havells India Ltd.	48,587	956,952
Hindalco Industries Ltd.	268,596	843,103
IDFC Ltd.	285,581	712,328
Iifl Holdings Ltd.	212,289	459,237
Indian Hotels Co. Ltd.	571,928	887,105
Indian Hotels Co. Ltd. rights 8/20/14 (a)	128,683	29,751
Ipca Laboratories Ltd.	48,250	565,672
KPIT Cummins Infosystems Ltd.	232,594	592,887
Lupin Ltd.	44,699	944,816
Mahindra Lifespace Developers Ltd.	34,935	341,947
Punjab National Bank	62,424	998,786
Shriram Transport Finance Co. Ltd.	59,162	872,517
Tech Mahindra Ltd.	23,960	847,550
The Jammu & Kashmir Bank Ltd.	20,552	540,872
Thermax Ltd.	56,221	804,558
Tube Investments of India Ltd.	279,763	1,363,849
Yes Bank Ltd.	80,581	710,400
TOTAL INDIA		17,990,451
Indonesia - 0.8%
PT Hero Supermarket Tbk (a)	2,727,500	695,570
Israel - 1.7%
Bezeq The Israeli Telecommunication Corp. Ltd.	529,000	988,039
NICE Systems Ltd. sponsored ADR	14,000	553,560
TOTAL ISRAEL		1,541,599
Common Stocks - continued
	Shares	Value
Kenya - 0.5%
East African Breweries Ltd.	142,800	$ 474,916
Korea (South) - 15.7%
Binggrea Co. Ltd.	9,267	717,732
Daewoo International Corp.	41,986	1,511,397
Daou Technology, Inc.	33,160	356,670
DGB Financial Group Co. Ltd.	92,812	1,506,454
DuzonBizon Co. Ltd.	54,320	496,065
E-Mart Co. Ltd.	5,069	1,138,056
Hyundai Hy Communications & Networks Co. Ltd.	90,057	408,451
JVM Co. Ltd. (a)	16,062	905,316
KEPCO Plant Service & Engineering Co. Ltd.	24,425	1,757,039
Kiwoom Securities Co. Ltd.	7,292	351,120
Korea Electric Terminal Co. Ltd.	12,350	534,153
Korean Reinsurance Co.	94,884	1,037,974
Leeno Industrial, Inc.	18,759	650,684
LG Household & Health Care Ltd.	3,237	1,503,088
Seoul Semiconductor Co. Ltd.	12,172	335,884
Shinsegae Food Co. Ltd.	10,467	901,257
TK Corp. (a)	29,904	438,836
TOTAL KOREA (SOUTH)		14,550,176
Luxembourg - 0.4%
Globant SA (a)	29,200	330,544
Malaysia - 1.6%
Oldtown Bhd	1,353,775	929,255
Top Glove Corp. Bhd	355,900	514,326
TOTAL MALAYSIA		1,443,581
Mexico - 2.2%
Banregio Grupo Financiero S.A.B. de CV	55,200	313,037
Consorcio ARA S.A.B. de CV (a)	1,257,200	572,492
Megacable Holdings S.A.B. de CV unit	187,400	804,601
Qualitas Controladora S.A.B. de CV	139,700	378,839
TOTAL MEXICO		2,068,969
Nigeria - 1.5%
Transnational Corp. of Nigeria PLC	10,141,137	344,511
Zenith Bank PLC	6,956,798	1,077,681
TOTAL NIGERIA		1,422,192
Philippines - 1.9%
PNOC Energy Development Corp.	3,048,200	426,800
Common Stocks - continued
	Shares	Value
Philippines - continued
Robinsons Land Corp.	824,600	$ 426,158
Security Bank Corp.	328,888	901,702
TOTAL PHILIPPINES		1,754,660
Russia - 0.9%
Moscow Exchange MICEX-RTS OAO (a)	166,900	265,984
Synergy Co. (a)	36,851	588,007
TOTAL RUSSIA		853,991
Singapore - 0.6%
Goodpack Ltd.	285,000	560,688
South Africa - 3.5%
Adcorp Holdings Ltd.	231,200	722,191
Alexander Forbes Group Holding (a)	442,458	358,984
Astral Foods Ltd.	133,100	1,787,410
Zeder Investments Ltd.	701,210	381,242
TOTAL SOUTH AFRICA		3,249,827
Sri Lanka - 0.6%
John Keells Holdings Ltd.	297,453	540,886
Taiwan - 15.4%
ASPEED Tech, Inc.	59,000	460,411
Chicony Electronics Co. Ltd.	225,120	622,128
China Life Insurance Co. Ltd.	368,000	350,136
Chroma ATE, Inc.	446,000	1,179,182
Cleanaway Co. Ltd.	149,000	863,684
CTCI Corp.	487,000	803,940
Edison Opto Corp.	360,000	398,135
EPISTAR Corp.	329,000	714,570
Everlight Electronics Co. Ltd.	201,000	452,360
Formosa Optical Technology Co. Ltd.	205,000	656,668
GeoVision, Inc.	91,300	367,920
Kd Holding Corp.	139,000	805,553
King Slide Works Co. Ltd.	38,000	501,690
Lextar Electronics Corp.	418,000	410,868
MJC Probe, Inc.	284,000	886,689
Pacific Hospital Supply Co. Ltd.	327,700	802,144
President Chain Store Corp.	127,000	1,007,854
St.Shine Optical Co. Ltd.	25,000	518,917
Common Stocks - continued
	Shares	Value
Taiwan - continued
Unified-President Enterprises Corp.	964,803	$ 1,832,224
Wowprime Corp.	46,865	645,106
TOTAL TAIWAN		14,280,179
Thailand - 1.9%
Hemaraj Land & Development PCL	3,347,400	380,847
SPCG Public Co. Ltd. (a)	337,500	259,506
Thai Union Frozen Products PCL (For. Reg.)	241,800	490,698
The Erawan Group PLC	4,375,500	625,962
TOTAL THAILAND		1,757,013
Turkey - 1.2%
Aygaz A/S	70,000	300,541
Enka Insaat ve Sanayi A/S	305,688	798,886
TOTAL TURKEY		1,099,427
Vietnam - 0.2%
FTP Corp.	67,000	159,467
TOTAL COMMON STOCKS (Cost $81,670,827)		88,007,622
Nonconvertible Preferred Stocks - 2.2%

Brazil - 1.3%
Banco do Estado Rio Grande do Sul SA	91,900	467,449
Bradespar SA (PN)	74,700	757,289
TOTAL BRAZIL		1,224,738
Korea (South) - 0.9%
Samsung Fire & Marine Insurance Co. Ltd.	4,429	813,846
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,856,247)		2,038,584
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	2,629,206	$ 2,629,206
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	513,150	513,150
TOTAL MONEY MARKET FUNDS (Cost $3,142,356)		3,142,356
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $86,669,430)		93,188,562
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(698,617)
NET ASSETS - 100%		$ 92,489,945
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,351
Fidelity Securities Lending Cash Central Fund	20,893
Total	$ 22,244
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,922,347	$ 1,859,404	$ 15,033,192	$ 29,751
Consumer Staples	13,333,494	5,019,017	8,314,477	-
Energy	912,996	-	912,996	-
Financials	16,637,656	5,147,392	11,490,264	-
Health Care	5,732,050	925,944	4,806,106	-
Industrials	16,501,208	5,048,716	11,452,492	-
Information Technology	11,807,774	1,043,571	10,764,203	-
Materials	4,687,914	757,289	3,930,625	-
Telecommunication Services	988,039	988,039	-	-
Utilities	2,522,728	1,505,586	1,017,142	-
Money Market Funds	3,142,356	3,142,356	-	-
Total Investments in Securities:	$ 93,188,562	$ 25,437,314	$ 67,721,497	$ 29,751

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 36,244,355
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $87,071,493. Net unrealized appreciation aggregated $6,117,069, of which $11,038,106 related to appreciated investment securities and $4,921,037 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Fund

July 31, 2014

1.804872.110

EMF-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 1.5%
Carsales.com Ltd.	870,390	$ 9,191,389
iProperty Group Ltd. (a)	3,869,862	12,676,323
SEEK Ltd.	764,075	11,549,333
Sydney Airport unit	2,944,745	11,681,443
TOTAL AUSTRALIA		45,098,488
Bermuda - 2.0%
Brilliance China Automotive Holdings Ltd.	8,460,000	15,897,835
China Gas Holdings Ltd.	7,731,000	14,914,891
China Resources Gas Group Ltd.	34,000	106,942
Credicorp Ltd. (United States)	141,632	20,950,205
Vostok Nafta Investment Ltd. SDR (a)	1,018,958	7,459,537
TOTAL BERMUDA		59,329,410
Brazil - 6.5%
BB Seguridade Participacoes SA	1,299,000	18,951,802
CCR SA	2,372,100	18,652,678
Cielo SA	1,193,160	21,825,296
Estacio Participacoes SA	1,117,200	13,861,898
Iguatemi Empresa de Shopping Centers SA	1,092,100	11,673,135
Kroton Educacional SA	596,900	15,896,286
Linx SA	457,500	10,889,256
Localiza Rent A Car SA	739,800	11,778,105
Odontoprev SA	2,700,300	11,080,901
Qualicorp SA (a)	1,246,700	14,424,628
Souza Cruz SA	1,437,767	13,346,280
Ultrapar Participacoes SA	872,800	20,100,848
Weg SA	1,099,295	13,179,427
TOTAL BRAZIL		195,660,540
British Virgin Islands - 0.5%
Mail.Ru Group Ltd. GDR (a)(e)	458,300	13,726,085
Cayman Islands - 7.7%
51job, Inc. sponsored ADR (a)(d)	199,798	15,096,737
Autohome, Inc. ADR Class A (d)	332,600	12,322,830
Baidu.com, Inc. sponsored ADR (a)	79,920	17,266,716
Bitauto Holdings Ltd. ADR (a)	280,235	15,233,575
Cimc Enric Holdings Ltd.	1,396,000	1,662,211
ENN Energy Holdings Ltd.	2,360,000	16,692,762
Greatview Aseptic Pack Co. Ltd.	15,429,000	12,010,453
Haitian International Holdings Ltd.	5,590,000	13,095,255
Melco Crown Entertainment Ltd. sponsored ADR	358,300	11,895,560
MGM China Holdings Ltd.	4,116,200	15,051,496
Sands China Ltd.	2,083,400	15,295,680
SouFun Holdings Ltd. ADR	1,052,600	12,073,322
Tencent Holdings Ltd.	4,528,000	73,533,633
TOTAL CAYMAN ISLANDS		231,230,230

	Shares	Value
China - 1.2%
China Pacific Insurance Group Co. Ltd. (H Shares)	5,527,200	$ 21,709,054
PICC Property & Casualty Co. Ltd. (H Shares)	8,778,700	14,194,656
TOTAL CHINA		35,903,710
Colombia - 0.6%
Grupo de Inversiones Suramerica SA	777,755	17,322,630
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	275,399	12,682,124
Egypt - 0.3%
Commercial International Bank SAE sponsored GDR	1,406,900	8,230,365
Finland - 0.4%
Kone Oyj (B Shares) (d)	273,940	11,543,805
France - 1.1%
Bureau Veritas SA	442,400	11,403,618
LVMH Moet Hennessy - Louis Vuitton SA	69,835	12,025,715
Safran SA	184,700	10,856,223
TOTAL FRANCE		34,285,556
Greece - 1.0%
Folli Follie SA (a)	286,152	11,993,279
Greek Organization of Football Prognostics SA	798,500	13,033,931
Jumbo SA	408,190	6,121,772
TOTAL GREECE		31,148,982
Hong Kong - 1.5%
AIA Group Ltd.	2,267,000	12,145,227
Beijing Enterprises Holdings Ltd.	1,898,500	16,531,919
Galaxy Entertainment Group Ltd.	1,801,000	15,145,801
TOTAL HONG KONG		43,822,947
India - 10.5%
Adani Ports & Special Economic Zone	636,861	2,721,370
Apollo Hospitals Enterprise Ltd.	560,991	9,350,704
Asian Paints India Ltd.	1,164,966	12,034,469
Axis Bank Ltd.	1,838,360	12,159,957
Colgate-Palmolive (India)	362,571	9,362,925
Exide Industries Ltd.	3,399,183	9,187,762
Grasim Industries Ltd.	196,409	11,371,072
Havells India Ltd.	593,549	11,690,328
HCL Technologies Ltd.	670,187	17,176,647
HDFC Bank Ltd.	1,287,195	18,562,531
Housing Development Finance Corp. Ltd.	1,849,886	32,397,165
ITC Ltd.	4,118,353	24,100,770
Larsen & Toubro Ltd.	645,567	15,885,553
Lupin Ltd.	651,882	13,779,016
Mahindra & Mahindra Ltd.	779,391	15,342,998
Motherson Sumi Systems Ltd.	1,445,161	8,661,325
Sun Pharmaceutical Industries Ltd.	1,574,506	20,459,444
Common Stocks - continued
	Shares	Value
India - continued
Tata Consultancy Services Ltd.	641,519	$ 27,262,688
Tata Motors Ltd.	2,134,323	15,612,664
Titan Co. Ltd.	2,500,039	14,396,052
Zee Entertainment Enterprises Ltd.	2,396,184	11,450,029
TOTAL INDIA		312,965,469
Indonesia - 6.7%
PT ACE Hardware Indonesia Tbk	155,032,300	12,373,803
PT Astra International Tbk	38,317,600	25,302,831
PT Bank Central Asia Tbk	23,713,900	23,731,588
PT Bank Rakyat Indonesia Tbk	24,465,400	23,466,509
PT Global Mediacom Tbk (f)	85,514,800	14,052,038
PT Indocement Tunggal Prakarsa Tbk	7,643,700	16,547,798
PT Jasa Marga Tbk	27,116,800	14,792,600
PT Kalbe Farma Tbk	94,006,400	13,883,280
PT Media Nusantara Citra Tbk (g)	55,624,500	12,341,591
PT Semen Gresik (Persero) Tbk	11,945,100	16,754,548
PT Surya Citra Media Tbk	42,748,000	13,937,029
PT Tower Bersama Infrastructure Tbk	17,044,500	12,123,879
TOTAL INDONESIA		199,307,494
Italy - 0.4%
Prada SpA (d)	1,844,400	13,057,237
Japan - 0.4%
Japan Tobacco, Inc.	334,400	11,760,027
Kenya - 1.2%
East African Breweries Ltd.	3,221,453	10,713,716
Kenya Commercial Bank Ltd.	18,645,400	11,573,739
Safaricom Ltd.	95,701,100	13,297,875
TOTAL KENYA		35,585,330
Korea (South) - 7.3%
Bgf Retail (a)	156,016	9,711,283
Coway Co. Ltd.	190,094	16,383,408
Hyundai Mobis	101,991	30,462,767
KEPCO Plant Service & Engineering Co. Ltd.	149,977	10,788,760
NAVER Corp.	40,288	28,763,318
Samsung Electronics Co. Ltd.	95,142	123,116,173
TOTAL KOREA (SOUTH)		219,225,709
Malaysia - 0.8%
Astro Malaysia Holdings Bhd	12,084,400	12,683,739
Tune Insurance Holdings Bhd	15,704,400	11,430,515
TOTAL MALAYSIA		24,114,254
Malta - 0.5%
Brait SA	1,944,865	13,566,717
Mexico - 5.3%
Banregio Grupo Financiero S.A.B. de CV	2,006,893	11,380,996
Fomento Economico Mexicano S.A.B. de CV unit	2,625,693	24,697,801

	Shares	Value
Grupo Aeroportuario del Pacifico SA de CV Series B	2,032,857	$ 13,653,357
Grupo Aeroportuario del Sureste SA de CV Series B	1,246,900	15,509,851
Grupo Aeroportuario Norte S.A.B. de CV	2,165,900	8,575,129
Grupo Financiero Banorte S.A.B. de CV Series O	3,374,300	22,425,567
Grupo Televisa SA de CV	3,770,957	26,887,323
Megacable Holdings S.A.B. de CV unit	2,773,852	11,909,519
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	1,075,400	13,315,600
Qualitas Controladora S.A.B. de CV	3,813,300	10,340,908
TOTAL MEXICO		158,696,051
Netherlands - 0.9%
Unilever NV (Certificaten Van Aandelen) (Bearer)	294,300	12,112,211
Yandex NV (a)	455,803	13,801,715
TOTAL NETHERLANDS		25,913,926
Nigeria - 1.3%
Dangote Cement PLC	10,206,497	14,499,656
Guaranty Trust Bank PLC GDR (Reg. S)	1,371,977	12,347,793
Nigerian Breweries PLC	10,656,739	11,854,717
TOTAL NIGERIA		38,702,166
Panama - 0.4%
Copa Holdings SA Class A	77,776	11,811,841
Philippines - 3.8%
Alliance Global Group, Inc.	27,682,300	16,575,434
Bank of the Philippine Islands (BPI)	4,830,360	10,488,658
DMCI Holdings, Inc.	7,332,100	12,215,440
GT Capital Holdings, Inc.	695,470	14,158,789
International Container Terminal Services, Inc.	3,996,560	10,339,461
Metropolitan Bank & Trust Co.	6,127,968	12,013,082
Robinsons Retail Holdings, Inc.	7,142,480	10,691,742
SM Investments Corp.	754,952	13,703,083
SM Prime Holdings, Inc.	42,089,300	14,699,708
TOTAL PHILIPPINES		114,885,397
Russia - 2.8%
Magnit OJSC GDR (Reg. S)	391,234	23,082,806
Norilsk Nickel OJSC ADR	928,100	18,237,165
NOVATEK OAO GDR (Reg. S)	169,300	17,581,805
Sberbank (Savings Bank of the Russian Federation) (a)	12,491,200	25,731,444
TOTAL RUSSIA		84,633,220
South Africa - 9.4%
Alexander Forbes Group Holding (a)	14,903,597	12,091,886
Aspen Pharmacare Holdings Ltd.	715,890	19,397,728
Bidvest Group Ltd.	702,939	18,940,610
Clicks Group Ltd.	2,012,057	12,324,154
Coronation Fund Managers Ltd.	1,165,600	10,647,255
Common Stocks - continued
	Shares	Value
South Africa - continued
FirstRand Ltd.	5,044,600	$ 20,346,820
Life Healthcare Group Holdings Ltd.	3,636,864	14,957,167
Mr Price Group Ltd.	849,588	16,083,779
MTN Group Ltd.	1,760,300	36,509,440
Nampak Ltd.	4,149,000	15,786,552
Naspers Ltd. Class N	407,612	50,582,965
Remgro Ltd.	833,100	18,016,186
Sanlam Ltd.	3,035,700	17,297,517
Shoprite Holdings Ltd.	1,215,558	18,363,167
TOTAL SOUTH AFRICA		281,345,226
Spain - 0.4%
Amadeus IT Holding SA Class A	320,500	12,660,383
Sweden - 0.7%
Atlas Copco AB (A Shares)	351,000	10,512,395
Investment AB Kinnevik (B Shares)	239,300	9,956,090
TOTAL SWEDEN		20,468,485
Switzerland - 1.7%
Compagnie Financiere Richemont SA Series A	125,862	12,001,037
Nestle SA	164,483	12,178,333
SGS SA (Reg.)	5,710	12,485,029
Swatch Group AG (Bearer)	24,360	13,051,867
TOTAL SWITZERLAND		49,716,266
Taiwan - 4.6%
Addcn Technology Co. Ltd.	768,000	9,545,741
Delta Electronics, Inc.	2,880,000	19,523,674
Giant Manufacturing Co. Ltd.	1,392,000	11,390,134
Merida Industry Co. Ltd.	1,872,000	14,582,782
Taiwan Semiconductor Manufacturing Co. Ltd.	20,842,000	83,359,936
TOTAL TAIWAN		138,402,267
Thailand - 2.4%
Airports of Thailand PCL (For. Reg.)	2,346,900	15,535,766
Bangkok Dusit Medical Services PCL (For. Reg.)	22,949,000	12,088,649
Bumrungrad Hospital PCL (For. Reg.)	1,800,300	6,726,162
Central Pattana PCL (For. Reg.)	7,279,300	10,727,788
Kasikornbank PCL (For. Reg.)	3,288,100	21,594,120
Minor International PCL (For. Reg.)	6,548,400	6,555,608
TOTAL THAILAND		73,228,093
Turkey - 2.2%
Coca-Cola Icecek Sanayi A/S	551,327	13,829,488

	Shares	Value
Enka Insaat ve Sanayi A/S	4,702,892	$ 12,290,552
TAV Havalimanlari Holding A/S	1,817,000	14,966,422
Tofas Turk Otomobil Fabrikasi A/S	1,920,145	11,918,018
Tupras Turkiye Petrol Rafinelleri A/S	477,000	11,653,421
TOTAL TURKEY		64,657,901
United Arab Emirates - 0.9%
DP World Ltd.	648,319	12,901,548
First Gulf Bank PJSC	3,111,394	15,416,989
TOTAL UNITED ARAB EMIRATES		28,318,537
United Kingdom - 2.8%
Al Noor Hospitals Group PLC	756,857	12,995,243
British American Tobacco PLC (United Kingdom)	195,700	11,464,580
Burberry Group PLC	464,700	11,093,580
Diageo PLC	414,278	12,441,737
Intertek Group PLC	260,718	11,285,964
Prudential PLC	585,147	13,448,940
Rolls-Royce Group PLC	660,845	11,603,328
TOTAL UNITED KINGDOM		84,333,372
United States of America - 3.7%
A.O. Smith Corp.	91,457	4,271,042
Colgate-Palmolive Co.	191,528	12,142,875
Google, Inc. Class C (a)	19,050	10,888,980
Kansas City Southern	104,006	11,342,894
Las Vegas Sands Corp.	162,200	11,978,470
MasterCard, Inc. Class A	176,300	13,072,645
Mead Johnson Nutrition Co. Class A	130,188	11,904,391
Philip Morris International, Inc.	144,787	11,873,982
Tiffany & Co., Inc.	112,900	11,020,169
Visa, Inc. Class A	62,300	13,145,923
TOTAL UNITED STATES OF AMERICA		111,641,371
TOTAL COMMON STOCKS (Cost $2,457,891,318)		2,868,981,611
Nonconvertible Preferred Stocks - 3.3%

Brazil - 2.9%
Ambev SA sponsored ADR (d)	5,226,270	36,009,000
Itau Unibanco Holding SA sponsored ADR	2,645,638	40,742,825
Marcopolo SA (PN)	5,101,800	8,994,909
TOTAL BRAZIL		85,746,734
Colombia - 0.4%
Grupo Aval Acciones y Valores SA	16,577,946	12,278,357
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $101,652,701)		98,025,091
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	58,157,772	$ 58,157,772
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	29,497,990	29,497,990
TOTAL MONEY MARKET FUNDS (Cost $87,655,762)		87,655,762
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $2,647,199,781)		3,054,662,464
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(61,300,683)
NET ASSETS - 100%		$ 2,993,361,781
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,726,085 or 0.5% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,984
Fidelity Securities Lending Cash Central Fund	187,109
Total	$ 206,093
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 580,519,777	$ 261,355,168	$ 319,164,609	$ -
Consumer Staples	313,965,985	200,142,377	113,823,608	-
Energy	49,336,074	49,336,074	-	-
Financials	615,677,050	348,748,763	266,928,287	-
Health Care	161,825,046	85,537,791	76,287,255	-
Industrials	463,739,020	284,971,064	178,767,956	-
Information Technology	571,056,248	166,906,726	404,149,522	-
Materials	117,241,713	48,523,373	68,718,340	-
Telecommunication Services	61,931,194	49,807,315	12,123,879	-
Utilities	31,714,595	-	31,714,595	-
Money Market Funds	87,655,762	87,655,762	-	-
Total Investments in Securities:	$ 3,054,662,464	$ 1,582,984,413	$ 1,471,678,051	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 765,703,816
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $2,660,553,094. Net unrealized appreciation aggregated $394,109,370, of which $472,180,239 related to appreciated investment securities and $78,070,869 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Europe Fund

Class A
Class T
Class B
Class C
Institutional Class
July 31, 2014

1.9585997.100

AEUF-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Austria - 0.5%
Andritz AG	145,700	$ 7,901,533
Bailiwick of Jersey - 0.3%
Petrofac Ltd.	245,500	4,546,820
Belgium - 3.4%
Anheuser-Busch InBev SA NV	247,400	26,702,567
KBC Groupe SA (a)	239,332	13,033,821
UCB SA	106,800	9,816,244
TOTAL BELGIUM		49,552,632
British Virgin Islands - 0.3%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	155,285	4,650,786
Canada - 0.6%
Suncor Energy, Inc.	216,400	8,885,429
Denmark - 2.6%
Coloplast A/S Series B	64,400	5,457,843
Novo Nordisk A/S Series B	580,900	26,740,097
Vestas Wind Systems A/S (a)	143,800	6,505,373
TOTAL DENMARK		38,703,313
Finland - 2.0%
Amer Group PLC (A Shares)	315,100	6,223,536
Kesko Oyj	170,700	6,514,411
Rakentajain Konevuokraamo Oyj (B Shares)	313,190	6,387,113
Sampo Oyj (A Shares)	215,700	10,744,591
TOTAL FINLAND		29,869,651
France - 12.3%
Atos Origin SA	110,343	8,622,970
AXA SA	777,600	17,899,006
BNP Paribas SA	363,916	24,121,435
Bureau Veritas SA	368,800	9,506,452
Christian Dior SA	106,595	18,577,095
Coface SA	284,700	4,201,127
GDF Suez	716,750	18,475,459
Ipsos SA	12,900	349,707
Kering SA	41,700	8,931,350
Legrand SA	187,650	10,403,948
Publicis Groupe SA	139,046	10,119,402
Rexel SA	409,352	7,939,848
Technip SA	65,400	6,038,218
Total SA	569,900	36,755,541
TOTAL FRANCE		181,941,558
Germany - 13.1%
adidas AG	113,000	8,989,485
BASF AG	251,704	26,168,115
Bayer AG	212,400	28,134,255
Beiersdorf AG	86,400	7,813,967
CompuGroup Medical AG	259,600	6,465,683
Continental AG	51,000	11,035,915
Daimler AG (Germany)	234,681	19,445,765

	Shares	Value
Deutsche Boerse AG	150,800	$ 10,952,615
Deutsche Post AG	367,777	11,826,710
Deutsche Wohnen AG (Bearer)	426,889	9,268,911
Fresenius SE & Co. KGaA	61,600	9,230,125
GEA Group AG	173,833	7,831,583
HeidelbergCement Finance AG	124,334	9,261,808
KION Group AG	152,678	5,959,527
Linde AG	77,700	15,908,356
MLP AG	866,000	5,798,087
TOTAL GERMANY		194,090,907
Ireland - 3.2%
Actavis PLC (a)	33,000	7,070,580
CRH PLC	477,500	11,145,099
DCC PLC (United Kingdom)	149,700	8,557,726
Greencore Group PLC	1,417,530	6,325,270
Kingspan Group PLC (United Kingdom)	414,600	7,056,212
Ryanair Holdings PLC sponsored ADR (a)	140,900	7,466,291
TOTAL IRELAND		47,621,178
Israel - 0.9%
Bezeq The Israeli Telecommunication Corp. Ltd.	2,807,300	5,243,331
Teva Pharmaceutical Industries Ltd. sponsored ADR	138,300	7,399,050
TOTAL ISRAEL		12,642,381
Italy - 2.2%
Astaldi SpA (d)	614,200	5,929,825
Banca Popolare dell'Emilia Romagna (a)	499,700	4,248,933
Beni Stabili SpA SIIQ	6,375,400	5,186,215
MARR SpA	267,769	4,442,510
Prada SpA (d)	799,100	5,657,145
World Duty Free SpA (a)	595,748	6,804,691
TOTAL ITALY		32,269,319
Luxembourg - 0.3%
GAGFAH SA (a)	239,500	4,207,616
Netherlands - 2.8%
ING Groep NV (Certificaten Van Aandelen) (a)	1,347,300	17,498,181
Koninklijke Philips Electronics NV	464,400	14,313,071
Royal DSM NV	140,300	9,709,055
TOTAL NETHERLANDS		41,520,307
Norway - 1.5%
DNB ASA	578,600	10,308,557
Telenor ASA	522,800	12,050,509
TOTAL NORWAY		22,359,066
Portugal - 0.3%
CTT Correios de Portugal SA	421,003	4,481,765
South Africa - 0.5%
Naspers Ltd. Class N	52,900	6,564,671
Common Stocks - continued
	Shares	Value
Spain - 3.0%
Criteria CaixaCorp SA	2,235,902	$ 13,469,937
Hispania Activos Inmobiliarios SA (a)	269,020	3,638,335
Inditex SA	498,785	14,596,912
Repsol YPF SA	479,951	11,966,672
TOTAL SPAIN		43,671,856
Sweden - 4.4%
AF AB (B Shares)	331,376	5,560,403
Getinge AB (B Shares)	643,400	15,706,787
Investment AB Kinnevik (B Shares)	166,000	6,906,439
Nordea Bank AB	1,169,800	15,737,068
Svenska Handelsbanken AB (A Shares)	269,100	13,017,696
Swedish Match Co. AB	262,200	8,594,042
TOTAL SWEDEN		65,522,435
Switzerland - 12.2%
Aryzta AG	79,570	7,223,686
Baloise Holdings AG	66,620	8,049,382
Nestle SA	722,251	53,475,513
Partners Group Holding AG	32,121	8,066,038
Roche Holding AG (participation certificate)	172,848	50,161,483
Schindler Holding AG (participation certificate)	63,724	9,543,699
Sonova Holding AG Class B	3,842	598,232
Swatch Group AG (Bearer)	11,370	6,091,943
Syngenta AG (Switzerland)	34,489	12,217,877
UBS AG	247,396	4,250,644
UBS AG (NY Shares)	731,500	12,559,855
Vontobel Holdings AG	200,247	7,183,551
TOTAL SWITZERLAND		179,421,903
United Kingdom - 29.0%
Aberdeen Asset Management PLC	1,907,757	13,327,944
Associated British Foods PLC	189,286	8,877,698
Babcock International Group PLC	565,200	10,477,414
Barclays PLC	6,078,476	23,041,639
BG Group PLC	1,088,700	21,468,359
BHP Billiton PLC	764,676	26,084,649
Brit PLC (a)	1,544,900	6,416,307
British American Tobacco PLC (United Kingdom)	614,400	35,993,041
Bunzl PLC	330,000	8,864,082
Compass Group PLC	820,517	13,402,573
Dechra Pharmaceuticals PLC	515,500	6,040,011
Diageo PLC	625,137	18,774,326
Elementis PLC	997,300	4,546,102
Galliford Try PLC	303,410	6,531,151
GlaxoSmithKline PLC	1,197,141	28,849,607
HSBC Holdings PLC (United Kingdom)	1,276,294	13,683,054
IMI PLC	306,338	7,328,589
ITV PLC	3,571,900	12,585,526
Jazztel PLC (a)	503,700	6,792,008

	Shares	Value
London Stock Exchange Group PLC	290,400	$ 9,501,671
Meggitt PLC	903,764	7,758,819
Mondi PLC	358,400	6,311,055
Next PLC	95,000	10,858,302
Prudential PLC	994,030	22,846,651
Rolls-Royce Group PLC	813,401	14,281,955
Royal & Sun Alliance Insurance Group PLC	1,146,365	8,877,717
Royal Dutch Shell PLC Class B (United Kingdom)	603,222	25,975,830
Schroders PLC	195,100	7,872,357
Smith & Nephew PLC	651,032	11,204,074
Spectris PLC	175,100	5,640,455
St. James's Place Capital PLC	565,900	6,941,046
Tullow Oil PLC	690,400	8,491,413
Vodafone Group PLC	2,682,825	8,934,065
TOTAL UNITED KINGDOM		428,579,490
United States of America - 1.4%
Colgate-Palmolive Co.	99,525	6,309,885
Oracle Corp.	214,600	8,667,694
Philip Morris International, Inc.	77,300	6,339,373
TOTAL UNITED STATES OF AMERICA		21,316,952
TOTAL COMMON STOCKS (Cost $1,268,640,397)		1,430,321,568
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.3%
Volkswagen AG	78,000	18,231,032
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	269,473,203	454,952
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,536,782)		18,685,984
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.11% (b)	34,518,360	34,518,360
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,117,040	2,117,040
TOTAL MONEY MARKET FUNDS (Cost $36,635,400)		36,635,400
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,321,812,579)		1,485,642,952
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(8,387,352)
NET ASSETS - 100%		$ 1,477,255,600
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,976
Fidelity Securities Lending Cash Central Fund	792,267
Total	$ 819,243
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 178,465,050	$ 172,807,905	$ 5,657,145	$ -
Consumer Staples	197,386,289	62,440,842	134,945,447	-
Energy	124,128,282	39,928,552	84,199,730	-
Financials	342,856,426	261,536,257	81,320,169	-
Health Care	212,874,071	95,918,810	116,955,261	-
Industrials	192,868,041	178,554,970	14,313,071	-
Information Technology	27,581,905	27,581,905	-	-
Materials	121,352,116	71,904,491	49,447,625	-
Telecommunication Services	33,019,913	24,085,848	8,934,065	-
Utilities	18,475,459	18,475,459	-	-
Money Market Funds	36,635,400	36,635,400	-	-
Total Investments in Securities:	$ 1,485,642,952	$ 989,870,439	$ 495,772,513	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 45,264,933
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $1,325,712,072. Net unrealized appreciation aggregated $159,930,880, of which $206,938,301 related to appreciated investment securities and $47,007,421 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Fund

July 31, 2014

1.804873.110

EUR-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Austria - 0.5%
Andritz AG	145,700	$ 7,901,533
Bailiwick of Jersey - 0.3%
Petrofac Ltd.	245,500	4,546,820
Belgium - 3.4%
Anheuser-Busch InBev SA NV	247,400	26,702,567
KBC Groupe SA (a)	239,332	13,033,821
UCB SA	106,800	9,816,244
TOTAL BELGIUM		49,552,632
British Virgin Islands - 0.3%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	155,285	4,650,786
Canada - 0.6%
Suncor Energy, Inc.	216,400	8,885,429
Denmark - 2.6%
Coloplast A/S Series B	64,400	5,457,843
Novo Nordisk A/S Series B	580,900	26,740,097
Vestas Wind Systems A/S (a)	143,800	6,505,373
TOTAL DENMARK		38,703,313
Finland - 2.0%
Amer Group PLC (A Shares)	315,100	6,223,536
Kesko Oyj	170,700	6,514,411
Rakentajain Konevuokraamo Oyj (B Shares)	313,190	6,387,113
Sampo Oyj (A Shares)	215,700	10,744,591
TOTAL FINLAND		29,869,651
France - 12.3%
Atos Origin SA	110,343	8,622,970
AXA SA	777,600	17,899,006
BNP Paribas SA	363,916	24,121,435
Bureau Veritas SA	368,800	9,506,452
Christian Dior SA	106,595	18,577,095
Coface SA	284,700	4,201,127
GDF Suez	716,750	18,475,459
Ipsos SA	12,900	349,707
Kering SA	41,700	8,931,350
Legrand SA	187,650	10,403,948
Publicis Groupe SA	139,046	10,119,402
Rexel SA	409,352	7,939,848
Technip SA	65,400	6,038,218
Total SA	569,900	36,755,541
TOTAL FRANCE		181,941,558
Germany - 13.1%
adidas AG	113,000	8,989,485
BASF AG	251,704	26,168,115
Bayer AG	212,400	28,134,255
Beiersdorf AG	86,400	7,813,967
CompuGroup Medical AG	259,600	6,465,683
Continental AG	51,000	11,035,915
Daimler AG (Germany)	234,681	19,445,765

	Shares	Value
Deutsche Boerse AG	150,800	$ 10,952,615
Deutsche Post AG	367,777	11,826,710
Deutsche Wohnen AG (Bearer)	426,889	9,268,911
Fresenius SE & Co. KGaA	61,600	9,230,125
GEA Group AG	173,833	7,831,583
HeidelbergCement Finance AG	124,334	9,261,808
KION Group AG	152,678	5,959,527
Linde AG	77,700	15,908,356
MLP AG	866,000	5,798,087
TOTAL GERMANY		194,090,907
Ireland - 3.2%
Actavis PLC (a)	33,000	7,070,580
CRH PLC	477,500	11,145,099
DCC PLC (United Kingdom)	149,700	8,557,726
Greencore Group PLC	1,417,530	6,325,270
Kingspan Group PLC (United Kingdom)	414,600	7,056,212
Ryanair Holdings PLC sponsored ADR (a)	140,900	7,466,291
TOTAL IRELAND		47,621,178
Israel - 0.9%
Bezeq The Israeli Telecommunication Corp. Ltd.	2,807,300	5,243,331
Teva Pharmaceutical Industries Ltd. sponsored ADR	138,300	7,399,050
TOTAL ISRAEL		12,642,381
Italy - 2.2%
Astaldi SpA (d)	614,200	5,929,825
Banca Popolare dell'Emilia Romagna (a)	499,700	4,248,933
Beni Stabili SpA SIIQ	6,375,400	5,186,215
MARR SpA	267,769	4,442,510
Prada SpA (d)	799,100	5,657,145
World Duty Free SpA (a)	595,748	6,804,691
TOTAL ITALY		32,269,319
Luxembourg - 0.3%
GAGFAH SA (a)	239,500	4,207,616
Netherlands - 2.8%
ING Groep NV (Certificaten Van Aandelen) (a)	1,347,300	17,498,181
Koninklijke Philips Electronics NV	464,400	14,313,071
Royal DSM NV	140,300	9,709,055
TOTAL NETHERLANDS		41,520,307
Norway - 1.5%
DNB ASA	578,600	10,308,557
Telenor ASA	522,800	12,050,509
TOTAL NORWAY		22,359,066
Portugal - 0.3%
CTT Correios de Portugal SA	421,003	4,481,765
South Africa - 0.5%
Naspers Ltd. Class N	52,900	6,564,671
Common Stocks - continued
	Shares	Value
Spain - 3.0%
Criteria CaixaCorp SA	2,235,902	$ 13,469,937
Hispania Activos Inmobiliarios SA (a)	269,020	3,638,335
Inditex SA	498,785	14,596,912
Repsol YPF SA	479,951	11,966,672
TOTAL SPAIN		43,671,856
Sweden - 4.4%
AF AB (B Shares)	331,376	5,560,403
Getinge AB (B Shares)	643,400	15,706,787
Investment AB Kinnevik (B Shares)	166,000	6,906,439
Nordea Bank AB	1,169,800	15,737,068
Svenska Handelsbanken AB (A Shares)	269,100	13,017,696
Swedish Match Co. AB	262,200	8,594,042
TOTAL SWEDEN		65,522,435
Switzerland - 12.2%
Aryzta AG	79,570	7,223,686
Baloise Holdings AG	66,620	8,049,382
Nestle SA	722,251	53,475,513
Partners Group Holding AG	32,121	8,066,038
Roche Holding AG (participation certificate)	172,848	50,161,483
Schindler Holding AG (participation certificate)	63,724	9,543,699
Sonova Holding AG Class B	3,842	598,232
Swatch Group AG (Bearer)	11,370	6,091,943
Syngenta AG (Switzerland)	34,489	12,217,877
UBS AG	247,396	4,250,644
UBS AG (NY Shares)	731,500	12,559,855
Vontobel Holdings AG	200,247	7,183,551
TOTAL SWITZERLAND		179,421,903
United Kingdom - 29.0%
Aberdeen Asset Management PLC	1,907,757	13,327,944
Associated British Foods PLC	189,286	8,877,698
Babcock International Group PLC	565,200	10,477,414
Barclays PLC	6,078,476	23,041,639
BG Group PLC	1,088,700	21,468,359
BHP Billiton PLC	764,676	26,084,649
Brit PLC (a)	1,544,900	6,416,307
British American Tobacco PLC (United Kingdom)	614,400	35,993,041
Bunzl PLC	330,000	8,864,082
Compass Group PLC	820,517	13,402,573
Dechra Pharmaceuticals PLC	515,500	6,040,011
Diageo PLC	625,137	18,774,326
Elementis PLC	997,300	4,546,102
Galliford Try PLC	303,410	6,531,151
GlaxoSmithKline PLC	1,197,141	28,849,607
HSBC Holdings PLC (United Kingdom)	1,276,294	13,683,054
IMI PLC	306,338	7,328,589
ITV PLC	3,571,900	12,585,526
Jazztel PLC (a)	503,700	6,792,008

	Shares	Value
London Stock Exchange Group PLC	290,400	$ 9,501,671
Meggitt PLC	903,764	7,758,819
Mondi PLC	358,400	6,311,055
Next PLC	95,000	10,858,302
Prudential PLC	994,030	22,846,651
Rolls-Royce Group PLC	813,401	14,281,955
Royal & Sun Alliance Insurance Group PLC	1,146,365	8,877,717
Royal Dutch Shell PLC Class B (United Kingdom)	603,222	25,975,830
Schroders PLC	195,100	7,872,357
Smith & Nephew PLC	651,032	11,204,074
Spectris PLC	175,100	5,640,455
St. James's Place Capital PLC	565,900	6,941,046
Tullow Oil PLC	690,400	8,491,413
Vodafone Group PLC	2,682,825	8,934,065
TOTAL UNITED KINGDOM		428,579,490
United States of America - 1.4%
Colgate-Palmolive Co.	99,525	6,309,885
Oracle Corp.	214,600	8,667,694
Philip Morris International, Inc.	77,300	6,339,373
TOTAL UNITED STATES OF AMERICA		21,316,952
TOTAL COMMON STOCKS (Cost $1,268,640,397)		1,430,321,568
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.3%
Volkswagen AG	78,000	18,231,032
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	269,473,203	454,952
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,536,782)		18,685,984
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.11% (b)	34,518,360	34,518,360
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,117,040	2,117,040
TOTAL MONEY MARKET FUNDS (Cost $36,635,400)		36,635,400
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,321,812,579)		1,485,642,952
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(8,387,352)
NET ASSETS - 100%		$ 1,477,255,600
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,976
Fidelity Securities Lending Cash Central Fund	792,267
Total	$ 819,243
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 178,465,050	$ 172,807,905	$ 5,657,145	$ -
Consumer Staples	197,386,289	62,440,842	134,945,447	-
Energy	124,128,282	39,928,552	84,199,730	-
Financials	342,856,426	261,536,257	81,320,169	-
Health Care	212,874,071	95,918,810	116,955,261	-
Industrials	192,868,041	178,554,970	14,313,071	-
Information Technology	27,581,905	27,581,905	-	-
Materials	121,352,116	71,904,491	49,447,625	-
Telecommunication Services	33,019,913	24,085,848	8,934,065	-
Utilities	18,475,459	18,475,459	-	-
Money Market Funds	36,635,400	36,635,400	-	-
Total Investments in Securities:	$ 1,485,642,952	$ 989,870,439	$ 495,772,513	$ -
The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 45,264,933
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $1,325,712,072. Net unrealized appreciation aggregated $159,930,880, of which $206,938,301 related to appreciated investment securities and $47,007,421 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Global Commodity Stock
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Global Commodity Stock Fund

1.879401.105

AGCS-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CHEMICALS - 24.8%
Commodity Chemicals - 0.6%
Axiall Corp.	15,600	$ 668,148
Cabot Corp.	7,000	366,730
Methanex Corp.	15,100	982,708
Westlake Chem Partners LP (a)	700	21,245
Westlake Chemical Corp.	1,300	113,607
		2,152,438
Diversified Chemicals - 0.6%
Eastman Chemical Co.	5,100	401,778
FMC Corp.	11,500	750,030
Huntsman Corp.	44,500	1,159,225
		2,311,033
Fertilizers & Agricultural Chemicals - 23.5%
Agrium, Inc.	84,100	7,666,841
CF Industries Holdings, Inc.	40,072	10,031,624
China BlueChemical Ltd. (H Shares)	906,000	466,637
Intrepid Potash, Inc. (a)(d)	205,400	3,041,974
Israel Corp. Ltd. (Class A) (a)	1,300	769,136
K&S AG	31,500	969,931
Monsanto Co.	230,900	26,112,481
Potash Corp. of Saskatchewan, Inc. (d)	480,100	17,044,684
Syngenta AG (Switzerland)	39,387	13,953,015
The Mosaic Co.	159,759	7,366,487
Uralkali OJSC GDR (Reg. S)	96,100	1,845,120
Yara International ASA	41,600	1,906,505
		91,174,435
Specialty Chemicals - 0.1%
Ashland, Inc.	1,100	115,115
W.R. Grace & Co. (a)	4,300	391,300
		506,415
TOTAL CHEMICALS		96,144,321
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
Chiyoda Corp. (a)	49,000	580,162
Jacobs Engineering Group, Inc. (a)	2,200	111,782
		691,944
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - 0.1%
Construction Materials - 0.1%
Grasim Industries Ltd.	3,600	$ 208,422
CONTAINERS & PACKAGING - 0.9%
Paper Packaging - 0.9%
Rock-Tenn Co. Class A	33,900	3,370,677
ELECTRICAL EQUIPMENT - 0.1%
Heavy Electrical Equipment - 0.1%
Vestas Wind Systems A/S (a)	8,600	389,056
ENERGY EQUIPMENT & SERVICES - 1.1%
Oil & Gas Drilling - 0.7%
Noble Corp.	18,300	574,071
Ocean Rig UDW, Inc. (United States)	21,947	383,414
Odfjell Drilling A/S	112,298	577,000
Vantage Drilling Co. (a)	634,982	1,187,416
		2,721,901
Oil & Gas Equipment & Services - 0.4%
Ezion Holdings Ltd.	240,000	411,014
National Oilwell Varco, Inc.	4,400	356,576
Oceaneering International, Inc.	4,900	332,759
SBM Offshore NV (a)	28,000	376,996
		1,477,345
TOTAL ENERGY EQUIPMENT & SERVICES		4,199,246
FOOD & STAPLES RETAILING - 0.2%
Food Distributors - 0.2%
Andersons, Inc.	13,600	734,672
FOOD PRODUCTS - 7.4%
Agricultural Products - 7.4%
Archer Daniels Midland Co.	265,900	12,337,760
Bunge Ltd.	160,100	12,622,284
China Agri-Industries Holdings Ltd.	1,643,300	717,148
First Resources Ltd.	846,000	1,526,404
Golden Agri-Resources Ltd.	2,938,000	1,254,207
		28,457,803
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.0%
Renewable Electricity - 0.0%
Pattern Energy Group, Inc.	6,300	195,237
Common Stocks - continued
	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	30,200	$ 801,810
MACHINERY - 0.5%
Construction Machinery & Heavy Trucks - 0.3%
Caterpillar, Inc.	3,700	372,775
Manitowoc Co., Inc.	12,000	318,720
Samsung Heavy Industries Co. Ltd.	21,000	564,015
		1,255,510
Industrial Machinery - 0.2%
Valmont Industries, Inc.	5,000	728,150
TOTAL MACHINERY		1,983,660
METALS & MINING - 30.3%
Aluminum - 0.3%
Alcoa, Inc.	23,500	385,165
Constellium NV (a)	25,500	738,990
		1,124,155
Diversified Metals & Mining - 19.1%
Anglo American PLC (United Kingdom)	217,051	5,829,118
Antofagasta PLC	27,700	379,038
BHP Billiton PLC	799,864	27,284,983
Copper Mountain Mining Corp. (a)	43,831	110,547
First Quantum Minerals Ltd.	110,324	2,616,571
Freeport-McMoRan Copper & Gold, Inc.	165,900	6,174,798
Glencore Xstrata PLC	1,558,150	9,471,564
Grupo Mexico SA de CV Series B	558,211	1,983,296
Iluka Resources Ltd.	14,400	116,665
Ivanhoe Mines Ltd. (a)	709,500	982,570
Ivanhoe Mines Ltd. Class A Class A warrants 12/10/15 (a)(e)	422,500	85,248
Mitsubishi Materials Corp.	170,000	617,990
Norilsk Nickel OJSC sponsored ADR	81,900	1,591,317
Rio Tinto PLC	258,787	14,790,727
Teck Resources Ltd. Class B (sub. vtg.)	74,800	1,792,566
		73,826,998
Gold - 6.1%
Agnico Eagle Mines Ltd. (Canada)	27,600	1,026,188
AngloGold Ashanti Ltd. sponsored ADR (a)	61,300	1,053,747
Argonaut Gold, Inc. (a)	175,700	641,341
B2Gold Corp. (a)	944,180	2,441,957
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Barrick Gold Corp.	136,500	$ 2,466,226
Compania de Minas Buenaventura SA sponsored ADR	32,800	384,088
Continental Gold Ltd. (a)	50,800	179,840
Eldorado Gold Corp.	211,150	1,566,656
Franco-Nevada Corp.	23,700	1,340,902
Gold Fields Ltd. sponsored ADR	62,900	247,826
Goldcorp, Inc.	127,510	3,491,951
Kinross Gold Corp. (a)	156,705	626,619
New Gold, Inc. (a)	75,500	464,626
Newcrest Mining Ltd. (a)	140,324	1,401,817
Newmont Mining Corp.	79,300	1,975,363
Premier Gold Mines Ltd. (a)	286,400	772,244
Pretium Resources, Inc. (a)	57,400	392,722
Randgold Resources Ltd. sponsored ADR	18,900	1,628,046
Royal Gold, Inc.	1,400	105,798
Torex Gold Resources, Inc. (a)	290,500	404,971
Yamana Gold, Inc.	127,700	1,089,201
		23,702,129
Precious Metals & Minerals - 0.4%
Aquarius Platinum Ltd. (United Kingdom) (a)	950,500	389,147
Fresnillo PLC	34,100	535,986
Impala Platinum Holdings Ltd. (a)	35,700	354,004
Tahoe Resources, Inc. (a)	14,653	388,247
		1,667,384
Silver - 0.5%
Silver Wheaton Corp.	77,500	2,024,304
Steel - 3.9%
African Minerals Ltd. (a)(d)	340,400	400,851
ArcelorMittal SA Class A unit (d)	160,500	2,441,205
Fortescue Metals Group Ltd.	309,596	1,387,993
Hitachi Metals Ltd.	28,000	455,318
Hyundai Steel Co.	7,527	573,353
JFE Holdings, Inc.	81,800	1,726,476
Kumba Iron Ore Ltd.	11,800	412,708
London Mining PLC (a)	722,086	524,212
Maanshan Iron & Steel Ltd. (H Shares) (a)	2,252,000	525,219
Nippon Steel & Sumitomo Metal Corp.	732,000	2,210,393
POSCO	10,252	3,330,955
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Tata Steel Ltd.	43,917	$ 398,594
Thyssenkrupp AG (a)	16,800	476,129
		14,863,406
TOTAL METALS & MINING		117,208,376
OIL, GAS & CONSUMABLE FUELS - 27.2%
Coal & Consumable Fuels - 2.2%
Cameco Corp.	21,500	433,411
China Shenhua Energy Co. Ltd. (H Shares)	183,000	538,097
CONSOL Energy, Inc.	5,400	209,628
Peabody Energy Corp. (d)	457,698	6,943,279
Whitehaven Coal Ltd. (a)(d)	261,400	407,727
		8,532,142
Integrated Oil & Gas - 12.2%
BG Group PLC	197,250	3,889,624
Cenovus Energy, Inc.	36,700	1,127,237
Chevron Corp.	93,900	12,135,636
China Petroleum & Chemical Corp. (H Shares)	1,381,000	1,352,005
Exxon Mobil Corp.	65,661	6,496,499
Gazprom OAO sponsored ADR	136,100	997,613
Hess Corp.	13,500	1,336,230
LUKOIL Oil Co. sponsored ADR (United Kingdom)	6,600	369,930
Occidental Petroleum Corp.	36,900	3,605,499
PetroChina Co. Ltd. (H Shares)	558,000	723,207
PTT PCL (For. Reg.)	42,600	422,114
Royal Dutch Shell PLC Class A (United Kingdom)	79,550	3,270,769
Statoil ASA	22,500	642,928
Suncor Energy, Inc.	110,732	4,546,679
Total SA	100,600	6,488,169
		47,404,139
Oil & Gas Exploration & Production - 12.0%
Anadarko Petroleum Corp.	81,300	8,686,905
Apache Corp.	16,300	1,673,358
Bonanza Creek Energy, Inc. (a)	6,400	358,784
Cabot Oil & Gas Corp.	139,000	4,580,050
Canadian Natural Resources Ltd.	58,800	2,563,181
Chesapeake Energy Corp.	13,000	342,810
Cimarex Energy Co.	6,300	875,826
CNOOC Ltd. sponsored ADR (d)	6,300	1,113,021
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Cobalt International Energy, Inc. (a)	14,300	$ 229,086
Concho Resources, Inc. (a)	5,500	774,400
ConocoPhillips Co.	56,300	4,644,750
Continental Resources, Inc. (a)	2,500	366,950
Denbury Resources, Inc.	22,500	381,375
Devon Energy Corp.	18,600	1,404,300
Encana Corp.	5,400	116,286
EOG Resources, Inc.	38,700	4,235,328
EQT Corp.	7,400	694,268
INPEX Corp.	61,700	914,435
Kosmos Energy Ltd. (a)	36,500	351,495
Marathon Oil Corp.	32,600	1,263,250
Murphy Oil Corp.	9,200	571,596
Noble Energy, Inc.	26,100	1,735,389
NOVATEK OAO GDR (Reg. S)	4,500	467,325
Ophir Energy PLC (a)	174,800	635,972
Pacific Rubiales Energy Corp.	15,474	295,898
Pioneer Natural Resources Co.	6,760	1,497,070
QEP Resources, Inc.	10,500	347,025
Range Resources Corp.	8,400	634,956
SM Energy Co.	10,400	816,816
Southwestern Energy Co. (a)	17,900	726,382
Talisman Energy, Inc.	55,400	579,735
Tullow Oil PLC	89,400	1,099,554
Whiting Petroleum Corp. (a)	5,800	513,242
Woodside Petroleum Ltd.	19,791	776,875
		46,267,693
Oil & Gas Refining & Marketing - 0.5%
Marathon Petroleum Corp.	1,500	125,220
Phillips 66 Co.	4,700	381,217
Valero Energy Corp.	25,100	1,275,080
		1,781,517
Oil & Gas Storage & Transport - 0.3%
Cheniere Energy, Inc. (a)	10,900	771,284
EQT Midstream Partners LP	4,200	363,468
Phillips 66 Partners LP	1,700	108,715
		1,243,467
TOTAL OIL, GAS & CONSUMABLE FUELS		105,228,958
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - 3.9%
Forest Products - 0.3%
Boise Cascade Co. (a)	14,000	$ 394,100
West Fraser Timber Co. Ltd.	16,900	769,866
		1,163,966
Paper Products - 3.6%
Empresas CMPC SA	604,483	1,363,186
International Paper Co.	168,500	8,003,750
Lee & Man Paper Manufacturing Ltd.	727,000	441,022
Mondi PLC	19,900	350,418
Nine Dragons Paper (Holdings) Ltd.	771,000	634,375
Stora Enso Oyj (R Shares)	195,600	1,765,329
UPM-Kymmene Corp.	91,100	1,490,687
		14,048,767
TOTAL PAPER & FOREST PRODUCTS		15,212,733
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Specialized REITs - 0.1%
Potlatch Corp.	9,900	408,870
SPECIALTY RETAIL - 0.3%
Specialty Stores - 0.3%
Tsutsumi Jewelry Co. Ltd.	47,300	1,208,127
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Trading Companies & Distributors - 0.2%
Daewoo International Corp.	12,900	464,370
Finning International, Inc.	14,400	413,900
Titan Machinery, Inc. (a)	1,275	18,692
		896,962
TOTAL COMMON STOCKS (Cost $394,969,069)		377,340,874
Nonconvertible Preferred Stocks - 2.7%

METALS & MINING - 2.0%
Steel - 2.0%
Gerdau SA sponsored (d)	299,000	1,758,120
Vale SA (PN-A) sponsored ADR	474,800	6,077,440
		7,835,560
Nonconvertible Preferred Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 0.6%
Integrated Oil & Gas - 0.6%
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.)	140,300	$ 2,359,846
PAPER & FOREST PRODUCTS - 0.1%
Paper Products - 0.1%
Fibria Celulose SA sponsored ADR (a)(d)	41,000	404,260
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,264,508)		10,599,666
Money Market Funds - 7.3%

Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $28,208,530)	28,208,530	28,208,530
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $439,442,107)		416,149,070
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(29,040,831)
NET ASSETS - 100%		$ 387,108,239
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,248 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 503
Fidelity Securities Lending Cash Central Fund	148,239
Total	$ 148,742
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 377,340,874	$ 274,836,405	$ 102,504,469	$ -
Nonconvertible Preferred Stocks	10,599,666	10,599,666	-	-
Money Market Funds	28,208,530	28,208,530	-	-
Total Investments in Securities:	$ 416,149,070	$ 313,644,601	$ 102,504,469	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 22,506,670
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $444,581,809. Net unrealized depreciation aggregated $28,432,739, of which $29,920,805 related to appreciated investment securities and $58,353,544 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Commodity Stock Fund

July 31, 2014

1.879385.105

GCS-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CHEMICALS - 24.8%
Commodity Chemicals - 0.6%
Axiall Corp.	15,600	$ 668,148
Cabot Corp.	7,000	366,730
Methanex Corp.	15,100	982,708
Westlake Chem Partners LP (a)	700	21,245
Westlake Chemical Corp.	1,300	113,607
		2,152,438
Diversified Chemicals - 0.6%
Eastman Chemical Co.	5,100	401,778
FMC Corp.	11,500	750,030
Huntsman Corp.	44,500	1,159,225
		2,311,033
Fertilizers & Agricultural Chemicals - 23.5%
Agrium, Inc.	84,100	7,666,841
CF Industries Holdings, Inc.	40,072	10,031,624
China BlueChemical Ltd. (H Shares)	906,000	466,637
Intrepid Potash, Inc. (a)(d)	205,400	3,041,974
Israel Corp. Ltd. (Class A) (a)	1,300	769,136
K&S AG	31,500	969,931
Monsanto Co.	230,900	26,112,481
Potash Corp. of Saskatchewan, Inc. (d)	480,100	17,044,684
Syngenta AG (Switzerland)	39,387	13,953,015
The Mosaic Co.	159,759	7,366,487
Uralkali OJSC GDR (Reg. S)	96,100	1,845,120
Yara International ASA	41,600	1,906,505
		91,174,435
Specialty Chemicals - 0.1%
Ashland, Inc.	1,100	115,115
W.R. Grace & Co. (a)	4,300	391,300
		506,415
TOTAL CHEMICALS		96,144,321
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
Chiyoda Corp. (a)	49,000	580,162
Jacobs Engineering Group, Inc. (a)	2,200	111,782
		691,944
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - 0.1%
Construction Materials - 0.1%
Grasim Industries Ltd.	3,600	$ 208,422
CONTAINERS & PACKAGING - 0.9%
Paper Packaging - 0.9%
Rock-Tenn Co. Class A	33,900	3,370,677
ELECTRICAL EQUIPMENT - 0.1%
Heavy Electrical Equipment - 0.1%
Vestas Wind Systems A/S (a)	8,600	389,056
ENERGY EQUIPMENT & SERVICES - 1.1%
Oil & Gas Drilling - 0.7%
Noble Corp.	18,300	574,071
Ocean Rig UDW, Inc. (United States)	21,947	383,414
Odfjell Drilling A/S	112,298	577,000
Vantage Drilling Co. (a)	634,982	1,187,416
		2,721,901
Oil & Gas Equipment & Services - 0.4%
Ezion Holdings Ltd.	240,000	411,014
National Oilwell Varco, Inc.	4,400	356,576
Oceaneering International, Inc.	4,900	332,759
SBM Offshore NV (a)	28,000	376,996
		1,477,345
TOTAL ENERGY EQUIPMENT & SERVICES		4,199,246
FOOD & STAPLES RETAILING - 0.2%
Food Distributors - 0.2%
Andersons, Inc.	13,600	734,672
FOOD PRODUCTS - 7.4%
Agricultural Products - 7.4%
Archer Daniels Midland Co.	265,900	12,337,760
Bunge Ltd.	160,100	12,622,284
China Agri-Industries Holdings Ltd.	1,643,300	717,148
First Resources Ltd.	846,000	1,526,404
Golden Agri-Resources Ltd.	2,938,000	1,254,207
		28,457,803
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.0%
Renewable Electricity - 0.0%
Pattern Energy Group, Inc.	6,300	195,237
Common Stocks - continued
	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	30,200	$ 801,810
MACHINERY - 0.5%
Construction Machinery & Heavy Trucks - 0.3%
Caterpillar, Inc.	3,700	372,775
Manitowoc Co., Inc.	12,000	318,720
Samsung Heavy Industries Co. Ltd.	21,000	564,015
		1,255,510
Industrial Machinery - 0.2%
Valmont Industries, Inc.	5,000	728,150
TOTAL MACHINERY		1,983,660
METALS & MINING - 30.3%
Aluminum - 0.3%
Alcoa, Inc.	23,500	385,165
Constellium NV (a)	25,500	738,990
		1,124,155
Diversified Metals & Mining - 19.1%
Anglo American PLC (United Kingdom)	217,051	5,829,118
Antofagasta PLC	27,700	379,038
BHP Billiton PLC	799,864	27,284,983
Copper Mountain Mining Corp. (a)	43,831	110,547
First Quantum Minerals Ltd.	110,324	2,616,571
Freeport-McMoRan Copper & Gold, Inc.	165,900	6,174,798
Glencore Xstrata PLC	1,558,150	9,471,564
Grupo Mexico SA de CV Series B	558,211	1,983,296
Iluka Resources Ltd.	14,400	116,665
Ivanhoe Mines Ltd. (a)	709,500	982,570
Ivanhoe Mines Ltd. Class A Class A warrants 12/10/15 (a)(e)	422,500	85,248
Mitsubishi Materials Corp.	170,000	617,990
Norilsk Nickel OJSC sponsored ADR	81,900	1,591,317
Rio Tinto PLC	258,787	14,790,727
Teck Resources Ltd. Class B (sub. vtg.)	74,800	1,792,566
		73,826,998
Gold - 6.1%
Agnico Eagle Mines Ltd. (Canada)	27,600	1,026,188
AngloGold Ashanti Ltd. sponsored ADR (a)	61,300	1,053,747
Argonaut Gold, Inc. (a)	175,700	641,341
B2Gold Corp. (a)	944,180	2,441,957
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Barrick Gold Corp.	136,500	$ 2,466,226
Compania de Minas Buenaventura SA sponsored ADR	32,800	384,088
Continental Gold Ltd. (a)	50,800	179,840
Eldorado Gold Corp.	211,150	1,566,656
Franco-Nevada Corp.	23,700	1,340,902
Gold Fields Ltd. sponsored ADR	62,900	247,826
Goldcorp, Inc.	127,510	3,491,951
Kinross Gold Corp. (a)	156,705	626,619
New Gold, Inc. (a)	75,500	464,626
Newcrest Mining Ltd. (a)	140,324	1,401,817
Newmont Mining Corp.	79,300	1,975,363
Premier Gold Mines Ltd. (a)	286,400	772,244
Pretium Resources, Inc. (a)	57,400	392,722
Randgold Resources Ltd. sponsored ADR	18,900	1,628,046
Royal Gold, Inc.	1,400	105,798
Torex Gold Resources, Inc. (a)	290,500	404,971
Yamana Gold, Inc.	127,700	1,089,201
		23,702,129
Precious Metals & Minerals - 0.4%
Aquarius Platinum Ltd. (United Kingdom) (a)	950,500	389,147
Fresnillo PLC	34,100	535,986
Impala Platinum Holdings Ltd. (a)	35,700	354,004
Tahoe Resources, Inc. (a)	14,653	388,247
		1,667,384
Silver - 0.5%
Silver Wheaton Corp.	77,500	2,024,304
Steel - 3.9%
African Minerals Ltd. (a)(d)	340,400	400,851
ArcelorMittal SA Class A unit (d)	160,500	2,441,205
Fortescue Metals Group Ltd.	309,596	1,387,993
Hitachi Metals Ltd.	28,000	455,318
Hyundai Steel Co.	7,527	573,353
JFE Holdings, Inc.	81,800	1,726,476
Kumba Iron Ore Ltd.	11,800	412,708
London Mining PLC (a)	722,086	524,212
Maanshan Iron & Steel Ltd. (H Shares) (a)	2,252,000	525,219
Nippon Steel & Sumitomo Metal Corp.	732,000	2,210,393
POSCO	10,252	3,330,955
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Tata Steel Ltd.	43,917	$ 398,594
Thyssenkrupp AG (a)	16,800	476,129
		14,863,406
TOTAL METALS & MINING		117,208,376
OIL, GAS & CONSUMABLE FUELS - 27.2%
Coal & Consumable Fuels - 2.2%
Cameco Corp.	21,500	433,411
China Shenhua Energy Co. Ltd. (H Shares)	183,000	538,097
CONSOL Energy, Inc.	5,400	209,628
Peabody Energy Corp. (d)	457,698	6,943,279
Whitehaven Coal Ltd. (a)(d)	261,400	407,727
		8,532,142
Integrated Oil & Gas - 12.2%
BG Group PLC	197,250	3,889,624
Cenovus Energy, Inc.	36,700	1,127,237
Chevron Corp.	93,900	12,135,636
China Petroleum & Chemical Corp. (H Shares)	1,381,000	1,352,005
Exxon Mobil Corp.	65,661	6,496,499
Gazprom OAO sponsored ADR	136,100	997,613
Hess Corp.	13,500	1,336,230
LUKOIL Oil Co. sponsored ADR (United Kingdom)	6,600	369,930
Occidental Petroleum Corp.	36,900	3,605,499
PetroChina Co. Ltd. (H Shares)	558,000	723,207
PTT PCL (For. Reg.)	42,600	422,114
Royal Dutch Shell PLC Class A (United Kingdom)	79,550	3,270,769
Statoil ASA	22,500	642,928
Suncor Energy, Inc.	110,732	4,546,679
Total SA	100,600	6,488,169
		47,404,139
Oil & Gas Exploration & Production - 12.0%
Anadarko Petroleum Corp.	81,300	8,686,905
Apache Corp.	16,300	1,673,358
Bonanza Creek Energy, Inc. (a)	6,400	358,784
Cabot Oil & Gas Corp.	139,000	4,580,050
Canadian Natural Resources Ltd.	58,800	2,563,181
Chesapeake Energy Corp.	13,000	342,810
Cimarex Energy Co.	6,300	875,826
CNOOC Ltd. sponsored ADR (d)	6,300	1,113,021
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Cobalt International Energy, Inc. (a)	14,300	$ 229,086
Concho Resources, Inc. (a)	5,500	774,400
ConocoPhillips Co.	56,300	4,644,750
Continental Resources, Inc. (a)	2,500	366,950
Denbury Resources, Inc.	22,500	381,375
Devon Energy Corp.	18,600	1,404,300
Encana Corp.	5,400	116,286
EOG Resources, Inc.	38,700	4,235,328
EQT Corp.	7,400	694,268
INPEX Corp.	61,700	914,435
Kosmos Energy Ltd. (a)	36,500	351,495
Marathon Oil Corp.	32,600	1,263,250
Murphy Oil Corp.	9,200	571,596
Noble Energy, Inc.	26,100	1,735,389
NOVATEK OAO GDR (Reg. S)	4,500	467,325
Ophir Energy PLC (a)	174,800	635,972
Pacific Rubiales Energy Corp.	15,474	295,898
Pioneer Natural Resources Co.	6,760	1,497,070
QEP Resources, Inc.	10,500	347,025
Range Resources Corp.	8,400	634,956
SM Energy Co.	10,400	816,816
Southwestern Energy Co. (a)	17,900	726,382
Talisman Energy, Inc.	55,400	579,735
Tullow Oil PLC	89,400	1,099,554
Whiting Petroleum Corp. (a)	5,800	513,242
Woodside Petroleum Ltd.	19,791	776,875
		46,267,693
Oil & Gas Refining & Marketing - 0.5%
Marathon Petroleum Corp.	1,500	125,220
Phillips 66 Co.	4,700	381,217
Valero Energy Corp.	25,100	1,275,080
		1,781,517
Oil & Gas Storage & Transport - 0.3%
Cheniere Energy, Inc. (a)	10,900	771,284
EQT Midstream Partners LP	4,200	363,468
Phillips 66 Partners LP	1,700	108,715
		1,243,467
TOTAL OIL, GAS & CONSUMABLE FUELS		105,228,958
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - 3.9%
Forest Products - 0.3%
Boise Cascade Co. (a)	14,000	$ 394,100
West Fraser Timber Co. Ltd.	16,900	769,866
		1,163,966
Paper Products - 3.6%
Empresas CMPC SA	604,483	1,363,186
International Paper Co.	168,500	8,003,750
Lee & Man Paper Manufacturing Ltd.	727,000	441,022
Mondi PLC	19,900	350,418
Nine Dragons Paper (Holdings) Ltd.	771,000	634,375
Stora Enso Oyj (R Shares)	195,600	1,765,329
UPM-Kymmene Corp.	91,100	1,490,687
		14,048,767
TOTAL PAPER & FOREST PRODUCTS		15,212,733
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Specialized REITs - 0.1%
Potlatch Corp.	9,900	408,870
SPECIALTY RETAIL - 0.3%
Specialty Stores - 0.3%
Tsutsumi Jewelry Co. Ltd.	47,300	1,208,127
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Trading Companies & Distributors - 0.2%
Daewoo International Corp.	12,900	464,370
Finning International, Inc.	14,400	413,900
Titan Machinery, Inc. (a)	1,275	18,692
		896,962
TOTAL COMMON STOCKS (Cost $394,969,069)		377,340,874
Nonconvertible Preferred Stocks - 2.7%

METALS & MINING - 2.0%
Steel - 2.0%
Gerdau SA sponsored (d)	299,000	1,758,120
Vale SA (PN-A) sponsored ADR	474,800	6,077,440
		7,835,560
Nonconvertible Preferred Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 0.6%
Integrated Oil & Gas - 0.6%
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.)	140,300	$ 2,359,846
PAPER & FOREST PRODUCTS - 0.1%
Paper Products - 0.1%
Fibria Celulose SA sponsored ADR (a)(d)	41,000	404,260
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,264,508)		10,599,666
Money Market Funds - 7.3%

Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $28,208,530)	28,208,530	28,208,530
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $439,442,107)		416,149,070
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(29,040,831)
NET ASSETS - 100%		$ 387,108,239
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,248 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 503
Fidelity Securities Lending Cash Central Fund	148,239
Total	$ 148,742
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 377,340,874	$ 274,836,405	$ 102,504,469	$ -
Nonconvertible Preferred Stocks	10,599,666	10,599,666	-	-
Money Market Funds	28,208,530	28,208,530	-	-
Total Investments in Securities:	$ 416,149,070	$ 313,644,601	$ 102,504,469	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 22,506,670
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $444,581,809. Net unrealized depreciation aggregated $28,432,739, of which $29,920,805 related to appreciated investment securities and $58,353,544 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Equity Income Fund

July 31, 2014

1.938167.102

GED-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 0.9%
Telstra Corp. Ltd.	37,043	$ 187,849
Woodside Petroleum Ltd.	7,569	297,113
TOTAL AUSTRALIA		484,962
Canada - 4.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	5,500	150,520
Constellation Software, Inc.	500	118,769
Corus Entertainment, Inc. Class B (non-vtg.)	11,700	258,605
Fairfax Financial Holdings Ltd. (sub. vtg.)	641	301,791
Potash Corp. of Saskatchewan, Inc. (d)	15,800	560,937
PrairieSky Royalty Ltd.	5,000	180,676
Suncor Energy, Inc.	17,700	726,766
TOTAL CANADA		2,298,064
Chile - 0.4%
Quinenco SA	88,781	186,244
Denmark - 0.8%
Spar Nord Bank A/S	14,100	153,200
Vestas Wind Systems A/S (a)	6,000	271,434
TOTAL DENMARK		424,634
France - 2.6%
Bureau Veritas SA	15,200	391,806
Renault SA	2,400	200,440
Total SA	11,700	754,588
TOTAL FRANCE		1,346,834
Germany - 1.0%
AURELIUS AG	6,199	219,140
Siemens AG	2,559	316,027
TOTAL GERMANY		535,167
Greece - 0.4%
Greek Organization of Football Prognostics SA	13,400	218,728
Hong Kong - 1.3%
HKT Trust/HKT Ltd. unit	554,600	655,016
Ireland - 1.8%
Accenture PLC Class A	5,840	462,995
FBD Holdings PLC	6,120	117,188
Greencore Group PLC	74,186	331,031
TOTAL IRELAND		911,214
Common Stocks - continued
	Shares	Value
Israel - 2.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	147,200	$ 274,933
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	4,496	223,091
Teva Pharmaceutical Industries Ltd. sponsored ADR	13,650	730,275
TOTAL ISRAEL		1,228,299
Japan - 9.6%
Aozora Bank Ltd.	154,000	523,305
Astellas Pharma, Inc.	51,500	698,371
Daiichikosho Co. Ltd.	7,300	216,546
Fukuda Denshi Co. Ltd.	1,700	96,843
Hoya Corp.	16,200	524,533
Japan Tobacco, Inc.	19,000	668,183
KDDI Corp.	6,100	350,646
Leopalace21 Corp. (a)	34,700	154,479
Monex Group, Inc.	79,200	254,437
NEC Corp.	93,000	359,060
Nippon Telegraph & Telephone Corp.	8,300	551,156
Takata Corp.	4,300	85,542
Tsuruha Holdings, Inc.	4,700	269,802
VT Holdings Co. Ltd.	7,300	39,143
Workman Co. Ltd.	4,400	216,509
TOTAL JAPAN		5,008,555
Kenya - 0.0%
Safaricom Ltd.	21,800	3,029
Korea (South) - 0.2%
Coway Co. Ltd.	1,493	128,675
Luxembourg - 0.3%
Altice S.A.	2,300	131,985
Netherlands - 1.9%
Exact Holdings NV	9,700	403,951
LyondellBasell Industries NV Class A	5,700	605,625
TOTAL NETHERLANDS		1,009,576
Norway - 0.3%
Gjensidige Forsikring ASA	7,100	137,339
Singapore - 1.3%
United Overseas Bank Ltd.	33,819	652,661
South Africa - 2.6%
Astral Foods Ltd.	30,860	414,421
Common Stocks - continued
	Shares	Value
South Africa - continued
Lewis Group Ltd.	88,400	$ 523,574
Reunert Ltd.	70,300	421,485
TOTAL SOUTH AFRICA		1,359,480
Spain - 0.5%
Atresmedia Corporacion de Medios de Comunicacion SA (d)	18,315	269,526
Sweden - 4.4%
Intrum Justitia AB	20,683	634,144
Meda AB (A Shares)	16,700	269,449
Nordea Bank AB	61,600	828,692
Svenska Handelsbanken AB (A Shares)	11,580	560,182
TOTAL SWEDEN		2,292,467
Switzerland - 4.0%
Banque Cantonale Vaudoise (Bearer)	580	309,546
Roche Holding AG (participation certificate)	3,271	949,263
TE Connectivity Ltd.	6,200	383,718
UBS AG	24,626	423,113
TOTAL SWITZERLAND		2,065,640
Taiwan - 1.6%
MediaTek, Inc.	25,000	385,971
Taiwan Semiconductor Manufacturing Co. Ltd.	108,000	431,958
TOTAL TAIWAN		817,929
United Kingdom - 7.3%
British American Tobacco PLC (United Kingdom)	11,400	667,840
Direct Line Insurance Group PLC	76,200	366,648
Dunelm Group PLC	8,900	124,940
Exova Group Ltd. PLC (a)	9,200	35,880
GlaxoSmithKline PLC	31,100	749,471
Hilton Food Group PLC	56,200	449,980
ITV PLC	102,500	361,157
Reckitt Benckiser Group PLC	2,404	212,877
Taylor Wimpey PLC	266,300	500,398
WH Smith PLC	17,752	339,268
TOTAL UNITED KINGDOM		3,808,459
United States of America - 45.2%
AbbVie, Inc.	9,630	504,034
American Tower Corp.	4,960	468,174
Amgen, Inc.	6,620	843,322
Apple, Inc.	13,750	1,314,091
Common Stocks - continued
	Shares	Value
United States of America - continued
ARAMARK Holdings Corp.	9,304	$ 250,836
Bank of America Corp.	40,480	617,320
Capital One Financial Corp.	7,930	630,752
Chevron Corp.	7,065	913,081
CMS Energy Corp.	7,900	228,547
Comcast Corp. Class A	7,600	408,348
Community Trust Bancorp, Inc.	7,898	276,351
ConocoPhillips Co.	3,300	272,250
CVB Financial Corp.	22,310	341,120
Danaher Corp.	5,400	398,952
Darden Restaurants, Inc.	8,720	407,660
Dr. Pepper Snapple Group, Inc.	13,541	795,669
Dun & Bradstreet Corp.	2,750	302,583
Edison International	3,200	175,360
Exxon Mobil Corp.	11,130	1,101,202
FedEx Corp.	2,981	437,849
Freeport-McMoRan Copper & Gold, Inc.	8,400	312,648
GameStop Corp. Class A	6,100	256,017
H&R Block, Inc.	11,310	363,390
IBM Corp.	3,370	645,928
Johnson & Johnson	7,800	780,702
Johnson Controls, Inc.	8,170	385,951
JPMorgan Chase & Co.	19,930	1,149,363
Lakeland Financial Corp.	7,688	279,766
Lorillard, Inc.	4,400	266,112
McGraw Hill Financial, Inc.	4,340	348,155
Merck & Co., Inc.	8,610	488,531
Microsoft Corp.	16,864	727,850
MPLX LP	5,790	328,583
National Penn Bancshares, Inc.	26,670	274,701
Oracle Corp.	18,126	732,109
Philip Morris International, Inc.	6,800	557,668
SunTrust Banks, Inc.	7,500	285,375
The Boeing Co.	3,710	446,981
Time Warner Cable, Inc.	2,180	316,318
U.S. Bancorp	14,880	625,406
United Technologies Corp.	5,220	548,883
Verizon Communications, Inc.	16,190	816,300
Verizon Communications, Inc. CDI	2,557	130,535
VF Corp.	7,920	485,258
W.R. Grace & Co. (a)	2,000	182,000
Common Stocks - continued
	Shares	Value
United States of America - continued
Wells Fargo & Co.	17,157	$ 873,291
Xcel Energy, Inc.	5,600	172,480
TOTAL UNITED STATES OF AMERICA		23,467,802
TOTAL COMMON STOCKS (Cost $44,019,892)		49,442,285
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Volkswagen AG (Cost $346,635)	1,300	303,851
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.11% (b)	1,928,013	1,928,013
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	552,260	552,260
TOTAL MONEY MARKET FUNDS (Cost $2,480,273)		2,480,273
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $46,846,800)		52,226,409
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(332,720)
NET ASSETS - 100%		$ 51,893,689
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,368
Fidelity Securities Lending Cash Central Fund	11,850
Total	$ 13,218
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,792,665	$ 6,106,250	$ 686,415	$ -
Consumer Staples	5,007,194	3,401,369	1,605,825	-
Energy	4,574,259	3,522,558	1,051,701	-
Financials	11,171,495	9,163,500	2,007,995	-
Health Care	6,110,261	3,616,313	2,493,948	-
Industrials	4,392,268	4,076,241	316,027	-
Information Technology	6,490,933	4,789,411	1,701,522	-
Materials	1,661,210	1,661,210	-	-
Telecommunication Services	2,969,464	1,224,797	1,744,667	-
Utilities	576,387	576,387	-	-
Money Market Funds	2,480,273	2,480,273	-	-
Total Investments in Securities:	$ 52,226,409	$ 40,618,309	$ 11,608,100	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,711,673
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $46,865,553. Net unrealized appreciation aggregated $5,360,856, of which $6,160,791 related to appreciated investment securities and $799,935 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Capital Appreciation Fund

July 31, 2014

1.804818.110

IVF-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Australia - 3.2%
Carsales.com Ltd.	344,350	$ 3,636,364
CSL Ltd.	84,555	5,268,076
DuluxGroup Ltd.	672,158	3,412,333
Flight Centre Travel Group Ltd.	79,580	3,471,690
iProperty Group Ltd. (a)	1,005,803	3,294,661
Ramsay Health Care Ltd.	82,278	3,665,543
realestate.com.au Ltd.	90,988	3,962,785
SEEK Ltd.	222,822	3,368,053
Sydney Airport unit	801,249	3,178,457
TOTAL AUSTRALIA		33,257,962
Bailiwick of Jersey - 1.3%
Delphi Automotive PLC	47,830	3,195,044
Experian PLC	267,068	4,585,561
WPP PLC	277,700	5,528,053
TOTAL BAILIWICK OF JERSEY		13,308,658
Belgium - 1.1%
Anheuser-Busch InBev SA NV	74,559	8,047,359
Arseus NV	63,230	3,410,009
TOTAL BELGIUM		11,457,368
Bermuda - 1.0%
Credicorp Ltd. (United States)	26,160	3,869,587
Invesco Ltd.	84,500	3,179,735
Vostok Nafta Investment Ltd. SDR (a)	484,258	3,545,132
TOTAL BERMUDA		10,594,454
Brazil - 2.3%
BB Seguridade Participacoes SA	235,500	3,435,835
CCR SA	472,400	3,714,652
Cielo SA	205,600	3,760,837
Kroton Educacional SA	116,100	3,091,906
Linx SA	12,700	302,281
Qualicorp SA (a)	262,300	3,034,876
Ultrapar Participacoes SA	163,300	3,760,848
Weg SA	279,300	3,348,522
TOTAL BRAZIL		24,449,757
British Virgin Islands - 0.7%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	125,200	3,749,740
Michael Kors Holdings Ltd. (a)	51,130	4,166,072
TOTAL BRITISH VIRGIN ISLANDS		7,915,812
Canada - 3.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	159,800	4,373,304
AutoCanada, Inc.	46,900	3,117,634
Canadian National Railway Co.	89,900	6,009,823
Canadian Pacific Railway Ltd.	24,687	4,694,232
CI Financial Corp. (d)	119,400	3,865,566
Cineplex, Inc.	93,200	3,331,899

	Shares	Value
Constellation Software, Inc.	15,400	$ 3,658,091
Jean Coutu Group, Inc. Class A (sub. vtg.)	177,200	3,508,734
PrairieSky Royalty Ltd. (d)	91,200	3,295,529
Stantec, Inc.	48,400	3,070,860
TOTAL CANADA		38,925,672
Cayman Islands - 2.8%
51job, Inc. sponsored ADR (a)	46,300	3,498,428
Autohome, Inc. ADR Class A (d)	87,470	3,240,764
Baidu.com, Inc. sponsored ADR (a)	16,900	3,651,245
Bitauto Holdings Ltd. ADR (a)	53,627	2,915,164
Melco Crown Entertainment Ltd. sponsored ADR	100,300	3,329,960
Sands China Ltd.	631,400	4,635,544
Tencent Holdings Ltd.	483,000	7,843,804
TOTAL CAYMAN ISLANDS		29,114,909
Denmark - 0.8%
Novo Nordisk A/S Series B sponsored ADR	185,290	8,532,605
Finland - 1.2%
Kone Oyj (B Shares) (d)	97,600	4,112,855
Sampo Oyj (A Shares)	91,900	4,577,783
Sanitec Corp.	359,578	4,144,045
TOTAL FINLAND		12,834,683
France - 5.7%
Air Liquide SA	46,491	5,915,354
Bureau Veritas SA	160,090	4,126,594
Christian Dior SA	28,419	4,952,788
Dassault Systemes SA	53,804	3,612,399
Essilor International SA	49,010	4,788,791
Ingenico SA	34,428	3,491,215
L'Oreal SA	33,100	5,602,371
Legrand SA	74,430	4,126,650
Publicis Groupe SA	66,407	4,832,927
Safran SA	74,600	4,384,809
Schneider Electric SA	68,794	5,823,738
Sodexo SA	40,600	4,050,768
Zodiac Aerospace	132,480	4,146,663
TOTAL FRANCE		59,855,067
Germany - 4.1%
Brenntag AG	27,940	4,498,920
Continental AG	23,800	5,150,093
CTS Eventim AG	123,293	3,617,242
Fresenius SE & Co. KGaA	33,100	4,959,694
Henkel AG & Co. KGaA	52,689	5,028,327
Linde AG	27,200	5,568,948
ProSiebenSat.1 Media AG	97,830	4,121,892
Rational AG	9,000	2,929,105
Common Stocks - continued
	Shares	Value
Germany - continued
Symrise AG	67,600	$ 3,549,281
Wirecard AG	110,500	4,117,127
TOTAL GERMANY		43,540,629
Hong Kong - 1.1%
AIA Group Ltd.	1,275,000	6,830,686
Galaxy Entertainment Group Ltd.	543,000	4,566,446
TOTAL HONG KONG		11,397,132
India - 4.1%
Amara Raja Batteries Ltd.	404,029	3,250,618
Apollo Hospitals Enterprise Ltd.	110,197	1,836,784
Asian Paints India Ltd.	309,604	3,198,308
Axis Bank Ltd.	428,520	2,834,475
Exide Industries Ltd.	1,205,223	3,257,636
GlaxoSmithKline Consumer Healthcare Ltd.	41,526	3,330,364
HDFC Bank Ltd.	271,473	3,914,889
Housing Development Finance Corp. Ltd.	300,695	5,266,090
ITC Ltd.	700,102	4,097,026
Sun Pharmaceutical Industries Ltd.	298,846	3,883,264
Tata Consultancy Services Ltd.	99,786	4,240,614
Titan Co. Ltd.	598,440	3,446,016
TOTAL INDIA		42,556,084
Indonesia - 3.3%
PT ACE Hardware Indonesia Tbk	43,162,900	3,445,019
PT Astra International Tbk	7,034,100	4,644,932
PT Bank Central Asia Tbk	4,293,700	4,296,903
PT Bank Rakyat Indonesia Tbk	4,420,200	4,239,729
PT Global Mediacom Tbk (e)	22,612,000	3,715,669
PT Indocement Tunggal Prakarsa Tbk	1,686,500	3,651,093
PT Media Nusantara Citra Tbk (e)	14,322,300	3,177,736
PT Semen Gresik (Persero) Tbk	2,640,900	3,704,204
PT Surya Citra Media Tbk	10,404,300	3,392,089
TOTAL INDONESIA		34,267,374
Ireland - 1.5%
Accenture PLC Class A	38,408	3,044,986
Actavis PLC (a)	14,765	3,163,549
Jazz Pharmaceuticals PLC (a)	22,500	3,143,925
Kerry Group PLC Class A	53,900	4,005,701
Perrigo Co. PLC	19,478	2,930,465
TOTAL IRELAND		16,288,626
Italy - 1.1%
Azimut Holding SpA	155,100	4,012,506
Luxottica Group SpA	64,430	3,554,548
Prada SpA	518,900	3,673,498
TOTAL ITALY		11,240,552

	Shares	Value
Japan - 8.7%
Astellas Pharma, Inc.	346,600	$ 4,700,106
Daikin Industries Ltd.	59,600	4,093,269
Daito Trust Construction Co. Ltd.	29,500	3,555,519
DENSO Corp.	102,130	4,710,805
Dentsu, Inc.	109,100	4,321,024
Fanuc Corp.	29,030	5,017,264
Fuji Heavy Industries Ltd.	150,600	4,294,705
GMO Internet, Inc.	280,900	3,064,873
Hoya Corp.	115,500	3,739,724
Japan Tobacco, Inc.	155,000	5,450,969
Kansai Paint Co. Ltd.	201,000	3,368,291
Keyence Corp.	10,570	4,604,766
Miraca Holdings, Inc.	71,400	3,304,387
Misumi Group, Inc.	100,200	3,193,343
OBIC Co. Ltd.	107,900	3,830,373
Olympus Corp. (a)	103,270	3,716,047
OMRON Corp.	93,930	4,166,053
Rakuten, Inc.	345,500	4,537,443
SK Kaken Co. Ltd.	43,870	3,701,858
SMC Corp.	15,200	4,196,395
Tsuruha Holdings, Inc.	56,200	3,226,138
Unicharm Corp.	55,600	3,404,540
USS Co. Ltd.	187,800	3,280,779
TOTAL JAPAN		91,478,671
Kenya - 0.7%
Kenya Commercial Bank Ltd.	5,412,900	3,359,944
Safaricom Ltd.	25,915,600	3,601,029
TOTAL KENYA		6,960,973
Korea (South) - 0.5%
Coway Co. Ltd.	17,488	1,507,218
NAVER Corp.	5,955	4,251,528
TOTAL KOREA (SOUTH)		5,758,746
Mexico - 2.4%
Banregio Grupo Financiero S.A.B. de CV	529,300	3,001,635
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	47,610	4,470,103
Grupo Aeroportuario del Pacifico SA de CV Series B	439,800	2,953,846
Grupo Aeroportuario Norte S.A.B. de CV	767,900	3,040,233
Grupo Financiero Banorte S.A.B. de CV Series O	589,900	3,920,470
Grupo Televisa SA de CV (CPO) sponsored ADR	127,700	4,544,843
Megacable Holdings S.A.B. de CV unit	746,300	3,204,235
TOTAL MEXICO		25,135,365
Netherlands - 1.6%
IMCD Group BV	101,900	3,138,332
Common Stocks - continued
	Shares	Value
Netherlands - continued
Unilever NV (Certificaten Van Aandelen) (Bearer)	245,030	$ 10,084,455
Yandex NV (a)	119,300	3,612,404
TOTAL NETHERLANDS		16,835,191
Nigeria - 0.6%
Dangote Cement PLC	2,400,751	3,410,579
Guaranty Trust Bank PLC	18,076,416	3,338,387
TOTAL NIGERIA		6,748,966
Norway - 0.4%
Schibsted ASA (B Shares)	81,530	3,955,658
Philippines - 1.4%
Alliance Global Group, Inc.	7,018,100	4,202,254
GT Capital Holdings, Inc.	171,880	3,499,235
SM Investments Corp.	177,773	3,226,746
SM Prime Holdings, Inc.	9,701,500	3,388,254
TOTAL PHILIPPINES		14,316,489
Russia - 0.4%
Magnit OJSC GDR (Reg. S)	68,605	4,047,695
Singapore - 0.3%
Raffles Medical Group Ltd.	876,000	2,740,535
South Africa - 1.9%
Aspen Pharmacare Holdings Ltd.	124,600	3,376,157
Life Healthcare Group Holdings Ltd.	801,969	3,298,222
Mr Price Group Ltd.	193,600	3,665,094
Naspers Ltd. Class N	52,270	6,486,491
Shoprite Holdings Ltd.	227,220	3,432,563
TOTAL SOUTH AFRICA		20,258,527
Spain - 0.8%
Amadeus IT Holding SA Class A	118,500	4,680,984
Grifols SA ADR	109,960	4,032,233
TOTAL SPAIN		8,713,217
Sweden - 2.3%
ASSA ABLOY AB (B Shares)	85,524	4,215,326
Atlas Copco AB (A Shares)	149,700	4,483,491
Elekta AB (B Shares) (d)	318,000	3,902,279
Hexagon AB (B Shares)	142,230	4,422,652
HEXPOL AB (B Shares)	42,100	3,542,816
Investment AB Kinnevik (B Shares)	84,430	3,512,715
TOTAL SWEDEN		24,079,279
Switzerland - 5.3%
Compagnie Financiere Richemont SA Series A	75,518	7,200,698
DKSH Holding AG	30,233	2,189,085
Geberit AG (Reg.)	11,780	3,961,450
Givaudan SA	2,280	3,740,831
Nestle SA sponsored ADR	223,860	16,599,209

	Shares	Value
Partners Group Holding AG	17,510	$ 4,397,009
Schindler Holding AG (Reg.)	26,570	3,935,430
SGS SA (Reg.)	2,059	4,502,045
Sika AG (Bearer)	969	3,774,702
Swatch Group AG (Bearer)	10,333	5,536,328
TOTAL SWITZERLAND		55,836,787
Taiwan - 0.9%
Addcn Technology Co. Ltd.	78,000	969,489
Taiwan Semiconductor Manufacturing Co. Ltd.	2,120,000	8,479,180
TOTAL TAIWAN		9,448,669
Thailand - 0.7%
Airports of Thailand PCL (For. Reg.)	485,700	3,215,187
Kasikornbank PCL (For. Reg.)	582,900	3,828,111
TOTAL THAILAND		7,043,298
Turkey - 0.5%
Coca-Cola Icecek Sanayi A/S	60,197	1,509,982
TAV Havalimanlari Holding A/S	416,000	3,426,545
TOTAL TURKEY		4,936,527
United Kingdom - 14.6%
Aberdeen Asset Management PLC	537,800	3,757,171
Al Noor Hospitals Group PLC	202,100	3,470,059
Ashtead Group PLC	271,760	4,099,489
Associated British Foods PLC	91,600	4,296,129
Aveva Group PLC	102,860	3,480,117
Berendsen PLC	202,000	3,570,653
British American Tobacco PLC (United Kingdom)	164,467	9,634,875
Bunzl PLC	136,542	3,667,635
Burberry Group PLC	169,200	4,039,238
Capita Group PLC	183,300	3,719,774
Compass Group PLC	325,076	5,309,890
Diageo PLC sponsored ADR	63,164	7,593,576
Diploma PLC	368,293	3,979,450
Elementis PLC	806,600	3,676,814
Filtrona PLC	281,100	3,654,275
Galiform PLC	695,290	3,980,553
Halma PLC	455,500	4,329,586
Intertek Group PLC	98,950	4,283,349
ITV PLC	1,322,046	4,658,205
Johnson Matthey PLC	88,164	4,404,391
London Stock Exchange Group PLC	123,400	4,037,556
Prudential PLC	303,933	6,985,555
Reckitt Benckiser Group PLC	71,930	6,369,498
Rightmove PLC	106,154	4,077,250
Rolls-Royce Group PLC	311,234	5,464,746
Rotork PLC	63,100	2,949,864
SABMiller PLC	107,930	5,900,226
Schroders PLC	101,304	4,087,654
Spirax-Sarco Engineering PLC	75,961	3,493,393
Sports Direct International PLC (a)	388,200	4,378,059
Common Stocks - continued
	Shares	Value
United Kingdom - continued
St. James's Place Capital PLC	322,776	$ 3,959,009
The Restaurant Group PLC	411,885	4,283,574
Whitbread PLC	51,398	3,733,939
Zoopla Property Group PLC	816,843	3,475,272
TOTAL UNITED KINGDOM		152,800,824
United States of America - 16.2%
A.O. Smith Corp.	76,630	3,578,621
Affiliated Managers Group, Inc. (a)	15,900	3,168,075
American Tower Corp.	35,200	3,322,528
AMETEK, Inc.	74,660	3,635,195
Amphenol Corp. Class A	33,496	3,221,310
AutoZone, Inc. (a)	7,150	3,696,765
BorgWarner, Inc.	54,010	3,362,123
Colgate-Palmolive Co.	53,160	3,370,344
Cummins, Inc.	25,400	3,540,506
Danaher Corp.	53,431	3,947,482
Domino's Pizza, Inc.	49,130	3,537,360
Ecolab, Inc.	29,020	3,149,541
Fidelity National Information Services, Inc.	58,330	3,289,812
Fiserv, Inc. (a)	49,755	3,068,391
Gartner, Inc. Class A (a)	48,630	3,327,265
Google, Inc. Class C (a)	6,230	3,561,068
HEICO Corp. Class A	67,117	2,705,486
Home Depot, Inc.	42,000	3,395,700
Honeywell International, Inc.	41,130	3,776,968
International Flavors & Fragrances, Inc.	31,000	3,130,690
Kansas City Southern	28,150	3,070,039
Las Vegas Sands Corp.	48,626	3,591,030
MasterCard, Inc. Class A	52,130	3,865,440
McGraw Hill Financial, Inc.	43,485	3,488,367
McKesson Corp.	16,500	3,165,690
Mead Johnson Nutrition Co. Class A	32,758	2,995,392
Mettler-Toledo International, Inc. (a)	12,700	3,265,678
Moody's Corp.	36,140	3,144,180
NIKE, Inc. Class B	41,430	3,195,496
O'Reilly Automotive, Inc. (a)	20,700	3,105,000
Pall Corp.	43,000	3,331,210
Philip Morris International, Inc.	42,058	3,449,177
PPG Industries, Inc.	18,603	3,690,091
Praxair, Inc.	28,500	3,651,990
priceline.com, Inc. (a)	2,790	3,466,436
ResMed, Inc. (d)	63,700	3,295,838
Rockwell Automation, Inc.	31,884	3,560,167
Roper Industries, Inc.	21,800	3,140,726
Sherwin-Williams Co.	17,360	3,580,153
The Hershey Co.	40,200	3,543,630
The Walt Disney Co.	34,767	2,985,790
Thermo Fisher Scientific, Inc.	25,800	3,134,700

	Shares	Value
Tiffany & Co., Inc.	36,200	$ 3,533,482
TransDigm Group, Inc.	18,900	3,173,688
Union Pacific Corp.	32,300	3,175,413
United Technologies Corp.	37,708	3,964,996
Valspar Corp.	48,300	3,624,915
Verisk Analytics, Inc. (a)	52,500	3,152,100
Visa, Inc. Class A	18,530	3,910,015
W.R. Grace & Co. (a)	40,000	3,640,000
TOTAL UNITED STATES OF AMERICA		169,676,059
TOTAL COMMON STOCKS (Cost $915,091,092)		1,040,308,820
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
FUCHS PETROLUB AG	86,100	3,470,295
Sartorius AG (non-vtg.)	31,044	3,715,895
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,840,766)		7,186,190
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.11% (b)	10,841,224	10,841,224
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	16,063,321	16,063,321
TOTAL MONEY MARKET FUNDS (Cost $26,904,545)		26,904,545
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $948,836,403)		1,074,399,555
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(25,357,383)
NET ASSETS - 100%		$ 1,049,042,172
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,152
Fidelity Securities Lending Cash Central Fund	266,657
Total	$ 270,809
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 227,005,097	$ 149,881,462	$ 77,123,635	$ -
Consumer Staples	137,371,687	90,095,961	47,275,726	-
Energy	7,056,377	7,056,377	-	-
Financials	125,620,290	76,980,844	48,639,446	-
Health Care	97,735,407	68,620,665	29,114,742	-
Industrials	219,845,444	182,903,858	36,941,586	-
Information Technology	135,909,594	83,788,165	52,121,429	-
Materials	93,350,085	72,313,998	21,036,087	-
Telecommunication Services	3,601,029	3,601,029	-	-
Money Market Funds	26,904,545	26,904,545	-	-
Total Investments in Securities:	$ 1,074,399,555	$ 762,146,904	$ 312,252,651	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 82,875,421
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $951,539,339. Net unrealized appreciation aggregated $122,860,216, of which $142,735,076 related to appreciated investment securities and $19,874,860 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Discovery Fund:
Class A
Class T
Class B
Class C
Institutional Class
Class Z

July 31, 2014

Class A, Class T, Class B, Class C,
Institutional Class and Class Z
are classes of Fidelity®
International Discovery Fund

1.834739.108

AIGI-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value (000s)
Australia - 4.2%
Ansell Ltd.	2,499,254	$ 43,876
Asaleo Care Ltd. (a)	23,409,115	38,589
Australia & New Zealand Banking Group Ltd.	6,493,040	202,723
G8 Education Ltd.	5,358,968	24,465
Greencross Ltd.	3,026,020	29,071
Ramsay Health Care Ltd.	1,215,729	54,162
Spotless Group Holdings Ltd.	18,983,369	32,343
Woodside Petroleum Ltd.	1,705,042	66,930
TOTAL AUSTRALIA		492,159
Austria - 0.2%
Andritz AG	455,300	24,692
Bailiwick of Jersey - 1.3%
MySale Group PLC (e)	8,571,600	30,101
Shire PLC	811,600	66,801
Wolseley PLC	1,030,400	53,859
TOTAL BAILIWICK OF JERSEY		150,761
Belgium - 1.8%
Anheuser-Busch InBev SA NV	1,183,927	127,785
Arseus NV	235,000	12,674
KBC Groupe SA (a)	1,328,201	72,333
TOTAL BELGIUM		212,792
Bermuda - 0.8%
BW Offshore Ltd.	8,689,300	11,542
Noble Group Ltd.	22,526,000	25,500
PAX Global Technology Ltd. (a)(e)	67,487,000	51,732
TOTAL BERMUDA		88,774
Canada - 3.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,346,700	36,856
Constellation Software, Inc.	266,500	63,304
First Quantum Minerals Ltd.	3,702,200	87,806
Imperial Oil Ltd.	1,205,500	61,859
Potash Corp. of Saskatchewan, Inc.	813,500	28,881
PrairieSky Royalty Ltd.	1,450,800	52,425
Suncor Energy, Inc.	2,297,200	94,324
TransForce, Inc.	1,412,400	35,713
TOTAL CANADA		461,168
Cayman Islands - 0.9%
Cimc Enric Holdings Ltd.	6,204,000	7,387
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
ENN Energy Holdings Ltd.	3,266,000	$ 23,101
Greatview Aseptic Pack Co. Ltd.	26,392,000	20,544
Sands China Ltd.	4,548,600	33,394
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	841,400	25,924
TOTAL CAYMAN ISLANDS		110,350
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	529,830	555
Denmark - 2.3%
ISS Holdings A/S (a)	384,000	12,344
Novo Nordisk A/S Series B	3,046,345	140,230
Pandora A/S	514,000	35,299
Vestas Wind Systems A/S (a)	1,874,500	84,801
TOTAL DENMARK		272,674
Finland - 0.7%
Sampo Oyj (A Shares)	1,739,800	86,664
France - 6.7%
Atos Origin SA	531,441	41,530
AXA SA	1,839,400	42,340
BNP Paribas SA	1,039,745	68,917
Bureau Veritas SA	1,413,000	36,422
GDF Suez	1,284,200	33,102
Havas SA	5,933,668	46,481
Iliad SA	111,859	30,856
Numericable Group SA (a)	835,313	46,195
Rexel SA	3,421,500	66,364
Schneider Electric SA	1,383,800	117,145
SR Teleperformance SA	385,700	26,836
Total SA	3,562,400	229,756
TOTAL FRANCE		785,944
Germany - 8.0%
Aareal Bank AG	1,044,895	44,563
BASF AG	1,265,455	131,562
Bayer AG	1,470,100	194,728
Brenntag AG	477,800	76,936
Continental AG	306,500	66,324
Drillisch AG	2,022,600	76,240
GEA Group AG	1,508,060	67,942
HeidelbergCement Finance AG	494,100	36,806
KION Group AG	1,429,749	55,808
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
LEG Immobilien AG	184,948	$ 12,972
Siemens AG	1,197,644	147,904
Symrise AG	500,800	26,294
TOTAL GERMANY		938,079
Hong Kong - 2.0%
AIA Group Ltd.	22,053,600	118,150
Techtronic Industries Co. Ltd.	39,683,000	118,941
TOTAL HONG KONG		237,091
India - 2.3%
Bharti Infratel Ltd. (a)	5,356,336	22,623
Container Corp. of India Ltd.	470,441	10,640
Housing Development Finance Corp. Ltd.	7,555,494	132,320
Lupin Ltd.	2,035,221	43,019
The Jammu & Kashmir Bank Ltd.	712,706	18,756
Titan Co. Ltd.	2,240,879	12,904
United Spirits Ltd.	123,903	4,811
Yes Bank Ltd.	3,138,775	27,671
TOTAL INDIA		272,744
Indonesia - 0.4%
PT Bank Central Asia Tbk (h)	23,992,200	24,010
PT Bank Rakyat Indonesia Tbk (h)	25,614,000	24,568
TOTAL INDONESIA		48,578
Ireland - 2.8%
Actavis PLC (a)	531,600	113,901
Bank of Ireland (a)	63,590,200	22,262
Glanbia PLC	1,914,500	29,533
James Hardie Industries PLC CDI	6,070,470	75,387
Kerry Group PLC Class A	1,114,800	82,849
United Drug PLC (United Kingdom)	335,400	2,012
TOTAL IRELAND		325,944
Italy - 1.2%
De Longhi SpA	2,375,100	50,568
Telecom Italia SpA (a)(d)	52,912,400	60,971
World Duty Free SpA (a)	2,253,904	25,744
TOTAL ITALY		137,283
Japan - 17.7%
ABC-MART, Inc.	398,400	21,515
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
ACOM Co. Ltd. (a)	7,381,200	$ 29,063
Aozora Bank Ltd.	16,056,000	54,560
Astellas Pharma, Inc.	10,267,800	139,238
Coca-Cola Central Japan Co. Ltd.	1,597,500	42,698
Daikin Industries Ltd.	1,089,400	74,819
Don Quijote Holdings Co. Ltd.	1,454,900	78,614
Hitachi Ltd.	6,659,000	51,613
Hoya Corp.	2,101,900	68,057
Japan Exchange Group, Inc.	2,589,500	58,915
Japan Tobacco, Inc.	3,948,700	138,866
KDDI Corp.	1,626,800	93,513
Keyence Corp.	304,060	132,462
NEC Corp.	26,163,000	101,012
Olympus Corp. (a)	1,501,000	54,012
OMRON Corp.	2,083,000	92,387
ORIX Corp.	9,072,900	146,630
Park24 Co. Ltd.	1,342,800	24,634
Rakuten, Inc.	5,927,100	77,840
Sanix, Inc. (a)(d)	1,201,100	14,195
Santen Pharmaceutical Co. Ltd.	1,166,900	68,790
Seven & i Holdings Co., Ltd.	2,748,600	114,385
Seven Bank Ltd.	17,781,300	71,357
Ship Healthcare Holdings, Inc.	1,076,700	35,177
SoftBank Corp.	2,099,300	150,915
Sundrug Co. Ltd.	636,300	28,567
Takata Corp.	1,179,800	23,470
Toshiba Plant Systems & Services Corp.	2,449,100	38,841
Tsuruha Holdings, Inc.	857,400	49,219
VT Holdings Co. Ltd.	3,205,400	17,187
TOTAL JAPAN		2,092,551
Korea (South) - 0.9%
Hyundai Motor Co.	206,848	48,960
Naturalendo Tech Co. Ltd.	93,259	7,230
NAVER Corp.	65,859	47,020
TOTAL KOREA (SOUTH)		103,210
Luxembourg - 0.4%
Altice S.A.	759,700	43,595
Netherlands - 1.6%
AEGON NV	5,028,800	40,782
AerCap Holdings NV (a)	1,180,100	51,488
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
IMCD Group BV	1,363,486	$ 41,993
Royal DSM NV	778,500	53,874
TOTAL NETHERLANDS		188,137
New Zealand - 0.8%
EBOS Group Ltd.	4,569,842	39,287
Ryman Healthcare Group Ltd.	7,311,565	50,311
TOTAL NEW ZEALAND		89,598
Philippines - 0.6%
Alliance Global Group, Inc.	77,786,166	46,576
SM Investments Corp.	1,524,410	27,669
TOTAL PHILIPPINES		74,245
Portugal - 0.1%
CTT Correios de Portugal SA	609,064	6,484
Espirito Santo Saude SGPS SA	1,982,181	9,993
TOTAL PORTUGAL		16,477
Singapore - 0.2%
Ezion Holdings Ltd.	12,606,000	21,588
South Africa - 0.4%
Naspers Ltd. Class N	369,200	45,816
Spain - 3.0%
Amadeus IT Holding SA Class A	2,349,200	92,798
Atresmedia Corporacion de Medios de Comunicacion SA	1,515,400	22,301
Banco Bilbao Vizcaya Argentaria SA	4,766,424	58,592
Criteria CaixaCorp SA	8,122,210	48,931
Grifols SA ADR	1,796,450	65,876
Inditex SA	2,408,395	70,482
TOTAL SPAIN		358,980
Sweden - 4.1%
ASSA ABLOY AB (B Shares)	2,357,200	116,182
Eniro AB (a)	2,475,513	7,960
H&M Hennes & Mauritz AB (B Shares)	1,057,821	43,382
HEXPOL AB (B Shares)	341,200	28,713
Intrum Justitia AB	1,835,800	56,286
Nordea Bank AB	9,576,600	128,832
Svenska Cellulosa AB (SCA) (B Shares)	1,118,800	27,653
Svenska Handelsbanken AB (A Shares)	1,425,600	68,963
TOTAL SWEDEN		477,971
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 5.2%
Clariant AG (Reg.)	2,358,150	$ 44,062
Compagnie Financiere Richemont SA Series A	530,511	50,585
Lonza Group AG	521,951	58,011
Partners Group Holding AG	230,056	57,770
Roche Holding AG (participation certificate)	926,232	268,793
Schindler Holding AG (participation certificate)	194,920	29,192
Sonova Holding AG Class B	30,597	4,764
UBS AG	6,126,361	105,260
TOTAL SWITZERLAND		618,437
Taiwan - 1.1%
ECLAT Textile Co. Ltd.	2,457,180	27,186
MediaTek, Inc.	4,532,000	69,969
Merida Industry Co. Ltd.	4,758,000	37,065
TOTAL TAIWAN		134,220
Turkey - 0.0%
Logo Yazilim Sanayi Ve Ticar (a)	146,436	1,432
United Kingdom - 14.8%
Aberdeen Asset Management PLC	5,975,132	41,743
Al Noor Hospitals Group PLC	1,829,400	31,411
Anglo American PLC (United Kingdom)	1,316,500	35,356
Associated British Foods PLC	791,000	37,099
B&M European Value Retail S.A.	6,402,976	29,350
BG Group PLC	6,766,700	133,434
BHP Billiton PLC	2,080,582	70,973
British American Tobacco PLC (United Kingdom)	2,261,200	132,467
Bunzl PLC	1,143,100	30,705
Diageo PLC	4,394,219	131,969
Exova Group Ltd. PLC (a)	4,302,877	16,781
Galiform PLC	4,934,200	28,248
Hikma Pharmaceuticals PLC	3,907,835	118,691
ITV PLC	14,738,700	51,932
Jazztel PLC (a)	4,681,964	63,133
Liberty Global PLC:
Class A (a)	677,800	28,196
Class C	677,800	27,105
Lloyds Banking Group PLC (a)	37,539,700	46,800
London Stock Exchange Group PLC	2,683,400	87,799
Meggitt PLC	3,879,958	33,309
Melrose PLC	8,872,333	39,425
Next PLC	781,744	89,352
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Persimmon PLC	1,505,600	$ 31,850
Poundland Group PLC (a)	3,906,035	21,294
Reckitt Benckiser Group PLC	788,600	69,832
Rex Bionics PLC (a)(e)	1,328,936	4,027
Rolls-Royce Group PLC	4,197,715	73,705
Rotork PLC	717,800	33,556
SABMiller PLC	1,107,300	60,533
St. James's Place Capital PLC	5,676,000	69,619
Taylor Wimpey PLC	12,002,700	22,554
The Restaurant Group PLC	1,992,100	20,718
Ultra Electronics Holdings PLC	614,667	18,410
Vodafone Group PLC	2,127,096	7,083
Zoopla Property Group PLC	2,595,500	11,043
TOTAL UNITED KINGDOM		1,749,502
United States of America - 3.5%
Chevron Corp.	560,500	72,439
Google, Inc.:
Class A (a)	90,700	52,565
Class C (a)	90,700	51,844
Las Vegas Sands Corp.	726,600	53,659
McGraw Hill Financial, Inc.	1,415,500	113,551
Visa, Inc. Class A	301,900	63,704
TOTAL UNITED STATES OF AMERICA		407,762
TOTAL COMMON STOCKS (Cost $9,270,670)		11,069,773
Nonconvertible Preferred Stocks - 1.0%

Germany - 1.0%
Volkswagen AG (Cost $113,320)	514,100	120,161
Government Obligations - 0.1%
		Principal Amount (000s) (j)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.03% 8/21/14 to 10/30/14 (i) (Cost $13,979)		$ 13,980	13,980
Preferred Securities - 0.1%
		Principal Amount (000s) (j)	Value (000s)
Ireland - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $14,037)	EUR	9,140	$ 13,794
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	705,482,425	705,482
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	12,926,000	12,926
TOTAL MONEY MARKET FUNDS (Cost $718,408)		718,408
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $10,130,414)		11,936,116
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(145,198)
NET ASSETS - 100%		$ 11,790,918
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) 000s)
Purchased
Equity Index Contracts
3,792 CME Nikkei 225 Index Contracts	Sept. 2014	$ 294,070	$ 5,539

The face value of futures purchased as a percentage of net assets is 2.5%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,794,000 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,980,000.
(j) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 465
Fidelity Securities Lending Cash Central Fund	4,991
Total	$ 5,456
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MySale Group PLC	$ -	$ 32,521	$ -	$ -	$ 30,101
PAX Global Technology Ltd.	-	37,251	-	-	51,732
Rex Bionics PLC	-	4,037	-	-	4,027
Total	$ -	$ 73,809	$ -	$ -	$ 85,860
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,630,793	$ 1,109,252	$ 521,541	$ -
Consumer Staples	1,153,711	344,355	809,356	-
Energy	744,297	292,589	451,708	-
Financials	2,127,971	945,552	1,182,419	-
Health Care	1,682,009	731,610	950,399	-
Industrials	1,614,893	1,164,385	450,508	-
Information Technology	992,472	378,220	614,252	-
Materials	682,251	479,991	202,260	-
Telecommunication Services	505,334	170,229	335,105	-
Utilities	56,203	33,102	23,101	-
Government Obligations	13,980	-	13,980	-
Preferred Securities	13,794	-	13,794	-
Money Market Funds	718,408	718,408	-	-
Total Investments in Securities:	$ 11,936,116	$ 6,367,693	$ 5,568,423	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 5,539	$ 5,539	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 1,211,978
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $10,208,285,000. Net unrealized appreciation aggregated $1,727,831,000, of which $1,967,064,000 related to appreciated investment securities and $239,233,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Discovery Fund

July 31, 2014

1.804822.110

IGI-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value (000s)
Australia - 4.2%
Ansell Ltd.	2,499,254	$ 43,876
Asaleo Care Ltd. (a)	23,409,115	38,589
Australia & New Zealand Banking Group Ltd.	6,493,040	202,723
G8 Education Ltd.	5,358,968	24,465
Greencross Ltd.	3,026,020	29,071
Ramsay Health Care Ltd.	1,215,729	54,162
Spotless Group Holdings Ltd.	18,983,369	32,343
Woodside Petroleum Ltd.	1,705,042	66,930
TOTAL AUSTRALIA		492,159
Austria - 0.2%
Andritz AG	455,300	24,692
Bailiwick of Jersey - 1.3%
MySale Group PLC (e)	8,571,600	30,101
Shire PLC	811,600	66,801
Wolseley PLC	1,030,400	53,859
TOTAL BAILIWICK OF JERSEY		150,761
Belgium - 1.8%
Anheuser-Busch InBev SA NV	1,183,927	127,785
Arseus NV	235,000	12,674
KBC Groupe SA (a)	1,328,201	72,333
TOTAL BELGIUM		212,792
Bermuda - 0.8%
BW Offshore Ltd.	8,689,300	11,542
Noble Group Ltd.	22,526,000	25,500
PAX Global Technology Ltd. (a)(e)	67,487,000	51,732
TOTAL BERMUDA		88,774
Canada - 3.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,346,700	36,856
Constellation Software, Inc.	266,500	63,304
First Quantum Minerals Ltd.	3,702,200	87,806
Imperial Oil Ltd.	1,205,500	61,859
Potash Corp. of Saskatchewan, Inc.	813,500	28,881
PrairieSky Royalty Ltd.	1,450,800	52,425
Suncor Energy, Inc.	2,297,200	94,324
TransForce, Inc.	1,412,400	35,713
TOTAL CANADA		461,168
Cayman Islands - 0.9%
Cimc Enric Holdings Ltd.	6,204,000	7,387
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
ENN Energy Holdings Ltd.	3,266,000	$ 23,101
Greatview Aseptic Pack Co. Ltd.	26,392,000	20,544
Sands China Ltd.	4,548,600	33,394
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	841,400	25,924
TOTAL CAYMAN ISLANDS		110,350
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	529,830	555
Denmark - 2.3%
ISS Holdings A/S (a)	384,000	12,344
Novo Nordisk A/S Series B	3,046,345	140,230
Pandora A/S	514,000	35,299
Vestas Wind Systems A/S (a)	1,874,500	84,801
TOTAL DENMARK		272,674
Finland - 0.7%
Sampo Oyj (A Shares)	1,739,800	86,664
France - 6.7%
Atos Origin SA	531,441	41,530
AXA SA	1,839,400	42,340
BNP Paribas SA	1,039,745	68,917
Bureau Veritas SA	1,413,000	36,422
GDF Suez	1,284,200	33,102
Havas SA	5,933,668	46,481
Iliad SA	111,859	30,856
Numericable Group SA (a)	835,313	46,195
Rexel SA	3,421,500	66,364
Schneider Electric SA	1,383,800	117,145
SR Teleperformance SA	385,700	26,836
Total SA	3,562,400	229,756
TOTAL FRANCE		785,944
Germany - 8.0%
Aareal Bank AG	1,044,895	44,563
BASF AG	1,265,455	131,562
Bayer AG	1,470,100	194,728
Brenntag AG	477,800	76,936
Continental AG	306,500	66,324
Drillisch AG	2,022,600	76,240
GEA Group AG	1,508,060	67,942
HeidelbergCement Finance AG	494,100	36,806
KION Group AG	1,429,749	55,808
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
LEG Immobilien AG	184,948	$ 12,972
Siemens AG	1,197,644	147,904
Symrise AG	500,800	26,294
TOTAL GERMANY		938,079
Hong Kong - 2.0%
AIA Group Ltd.	22,053,600	118,150
Techtronic Industries Co. Ltd.	39,683,000	118,941
TOTAL HONG KONG		237,091
India - 2.3%
Bharti Infratel Ltd. (a)	5,356,336	22,623
Container Corp. of India Ltd.	470,441	10,640
Housing Development Finance Corp. Ltd.	7,555,494	132,320
Lupin Ltd.	2,035,221	43,019
The Jammu & Kashmir Bank Ltd.	712,706	18,756
Titan Co. Ltd.	2,240,879	12,904
United Spirits Ltd.	123,903	4,811
Yes Bank Ltd.	3,138,775	27,671
TOTAL INDIA		272,744
Indonesia - 0.4%
PT Bank Central Asia Tbk (h)	23,992,200	24,010
PT Bank Rakyat Indonesia Tbk (h)	25,614,000	24,568
TOTAL INDONESIA		48,578
Ireland - 2.8%
Actavis PLC (a)	531,600	113,901
Bank of Ireland (a)	63,590,200	22,262
Glanbia PLC	1,914,500	29,533
James Hardie Industries PLC CDI	6,070,470	75,387
Kerry Group PLC Class A	1,114,800	82,849
United Drug PLC (United Kingdom)	335,400	2,012
TOTAL IRELAND		325,944
Italy - 1.2%
De Longhi SpA	2,375,100	50,568
Telecom Italia SpA (a)(d)	52,912,400	60,971
World Duty Free SpA (a)	2,253,904	25,744
TOTAL ITALY		137,283
Japan - 17.7%
ABC-MART, Inc.	398,400	21,515
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
ACOM Co. Ltd. (a)	7,381,200	$ 29,063
Aozora Bank Ltd.	16,056,000	54,560
Astellas Pharma, Inc.	10,267,800	139,238
Coca-Cola Central Japan Co. Ltd.	1,597,500	42,698
Daikin Industries Ltd.	1,089,400	74,819
Don Quijote Holdings Co. Ltd.	1,454,900	78,614
Hitachi Ltd.	6,659,000	51,613
Hoya Corp.	2,101,900	68,057
Japan Exchange Group, Inc.	2,589,500	58,915
Japan Tobacco, Inc.	3,948,700	138,866
KDDI Corp.	1,626,800	93,513
Keyence Corp.	304,060	132,462
NEC Corp.	26,163,000	101,012
Olympus Corp. (a)	1,501,000	54,012
OMRON Corp.	2,083,000	92,387
ORIX Corp.	9,072,900	146,630
Park24 Co. Ltd.	1,342,800	24,634
Rakuten, Inc.	5,927,100	77,840
Sanix, Inc. (a)(d)	1,201,100	14,195
Santen Pharmaceutical Co. Ltd.	1,166,900	68,790
Seven & i Holdings Co., Ltd.	2,748,600	114,385
Seven Bank Ltd.	17,781,300	71,357
Ship Healthcare Holdings, Inc.	1,076,700	35,177
SoftBank Corp.	2,099,300	150,915
Sundrug Co. Ltd.	636,300	28,567
Takata Corp.	1,179,800	23,470
Toshiba Plant Systems & Services Corp.	2,449,100	38,841
Tsuruha Holdings, Inc.	857,400	49,219
VT Holdings Co. Ltd.	3,205,400	17,187
TOTAL JAPAN		2,092,551
Korea (South) - 0.9%
Hyundai Motor Co.	206,848	48,960
Naturalendo Tech Co. Ltd.	93,259	7,230
NAVER Corp.	65,859	47,020
TOTAL KOREA (SOUTH)		103,210
Luxembourg - 0.4%
Altice S.A.	759,700	43,595
Netherlands - 1.6%
AEGON NV	5,028,800	40,782
AerCap Holdings NV (a)	1,180,100	51,488
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
IMCD Group BV	1,363,486	$ 41,993
Royal DSM NV	778,500	53,874
TOTAL NETHERLANDS		188,137
New Zealand - 0.8%
EBOS Group Ltd.	4,569,842	39,287
Ryman Healthcare Group Ltd.	7,311,565	50,311
TOTAL NEW ZEALAND		89,598
Philippines - 0.6%
Alliance Global Group, Inc.	77,786,166	46,576
SM Investments Corp.	1,524,410	27,669
TOTAL PHILIPPINES		74,245
Portugal - 0.1%
CTT Correios de Portugal SA	609,064	6,484
Espirito Santo Saude SGPS SA	1,982,181	9,993
TOTAL PORTUGAL		16,477
Singapore - 0.2%
Ezion Holdings Ltd.	12,606,000	21,588
South Africa - 0.4%
Naspers Ltd. Class N	369,200	45,816
Spain - 3.0%
Amadeus IT Holding SA Class A	2,349,200	92,798
Atresmedia Corporacion de Medios de Comunicacion SA	1,515,400	22,301
Banco Bilbao Vizcaya Argentaria SA	4,766,424	58,592
Criteria CaixaCorp SA	8,122,210	48,931
Grifols SA ADR	1,796,450	65,876
Inditex SA	2,408,395	70,482
TOTAL SPAIN		358,980
Sweden - 4.1%
ASSA ABLOY AB (B Shares)	2,357,200	116,182
Eniro AB (a)	2,475,513	7,960
H&M Hennes & Mauritz AB (B Shares)	1,057,821	43,382
HEXPOL AB (B Shares)	341,200	28,713
Intrum Justitia AB	1,835,800	56,286
Nordea Bank AB	9,576,600	128,832
Svenska Cellulosa AB (SCA) (B Shares)	1,118,800	27,653
Svenska Handelsbanken AB (A Shares)	1,425,600	68,963
TOTAL SWEDEN		477,971
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 5.2%
Clariant AG (Reg.)	2,358,150	$ 44,062
Compagnie Financiere Richemont SA Series A	530,511	50,585
Lonza Group AG	521,951	58,011
Partners Group Holding AG	230,056	57,770
Roche Holding AG (participation certificate)	926,232	268,793
Schindler Holding AG (participation certificate)	194,920	29,192
Sonova Holding AG Class B	30,597	4,764
UBS AG	6,126,361	105,260
TOTAL SWITZERLAND		618,437
Taiwan - 1.1%
ECLAT Textile Co. Ltd.	2,457,180	27,186
MediaTek, Inc.	4,532,000	69,969
Merida Industry Co. Ltd.	4,758,000	37,065
TOTAL TAIWAN		134,220
Turkey - 0.0%
Logo Yazilim Sanayi Ve Ticar (a)	146,436	1,432
United Kingdom - 14.8%
Aberdeen Asset Management PLC	5,975,132	41,743
Al Noor Hospitals Group PLC	1,829,400	31,411
Anglo American PLC (United Kingdom)	1,316,500	35,356
Associated British Foods PLC	791,000	37,099
B&M European Value Retail S.A.	6,402,976	29,350
BG Group PLC	6,766,700	133,434
BHP Billiton PLC	2,080,582	70,973
British American Tobacco PLC (United Kingdom)	2,261,200	132,467
Bunzl PLC	1,143,100	30,705
Diageo PLC	4,394,219	131,969
Exova Group Ltd. PLC (a)	4,302,877	16,781
Galiform PLC	4,934,200	28,248
Hikma Pharmaceuticals PLC	3,907,835	118,691
ITV PLC	14,738,700	51,932
Jazztel PLC (a)	4,681,964	63,133
Liberty Global PLC:
Class A (a)	677,800	28,196
Class C	677,800	27,105
Lloyds Banking Group PLC (a)	37,539,700	46,800
London Stock Exchange Group PLC	2,683,400	87,799
Meggitt PLC	3,879,958	33,309
Melrose PLC	8,872,333	39,425
Next PLC	781,744	89,352
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Persimmon PLC	1,505,600	$ 31,850
Poundland Group PLC (a)	3,906,035	21,294
Reckitt Benckiser Group PLC	788,600	69,832
Rex Bionics PLC (a)(e)	1,328,936	4,027
Rolls-Royce Group PLC	4,197,715	73,705
Rotork PLC	717,800	33,556
SABMiller PLC	1,107,300	60,533
St. James's Place Capital PLC	5,676,000	69,619
Taylor Wimpey PLC	12,002,700	22,554
The Restaurant Group PLC	1,992,100	20,718
Ultra Electronics Holdings PLC	614,667	18,410
Vodafone Group PLC	2,127,096	7,083
Zoopla Property Group PLC	2,595,500	11,043
TOTAL UNITED KINGDOM		1,749,502
United States of America - 3.5%
Chevron Corp.	560,500	72,439
Google, Inc.:
Class A (a)	90,700	52,565
Class C (a)	90,700	51,844
Las Vegas Sands Corp.	726,600	53,659
McGraw Hill Financial, Inc.	1,415,500	113,551
Visa, Inc. Class A	301,900	63,704
TOTAL UNITED STATES OF AMERICA		407,762
TOTAL COMMON STOCKS (Cost $9,270,670)		11,069,773
Nonconvertible Preferred Stocks - 1.0%

Germany - 1.0%
Volkswagen AG (Cost $113,320)	514,100	120,161
Government Obligations - 0.1%
		Principal Amount (000s) (j)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.03% 8/21/14 to 10/30/14 (i) (Cost $13,979)		$ 13,980	13,980
Preferred Securities - 0.1%
		Principal Amount (000s) (j)	Value (000s)
Ireland - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $14,037)	EUR	9,140	$ 13,794
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	705,482,425	705,482
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	12,926,000	12,926
TOTAL MONEY MARKET FUNDS (Cost $718,408)		718,408
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $10,130,414)		11,936,116
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(145,198)
NET ASSETS - 100%		$ 11,790,918
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) 000s)
Purchased
Equity Index Contracts
3,792 CME Nikkei 225 Index Contracts	Sept. 2014	$ 294,070	$ 5,539

The face value of futures purchased as a percentage of net assets is 2.5%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,794,000 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,980,000.
(j) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 465
Fidelity Securities Lending Cash Central Fund	4,991
Total	$ 5,456
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MySale Group PLC	$ -	$ 32,521	$ -	$ -	$ 30,101
PAX Global Technology Ltd.	-	37,251	-	-	51,732
Rex Bionics PLC	-	4,037	-	-	4,027
Total	$ -	$ 73,809	$ -	$ -	$ 85,860
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,630,793	$ 1,109,252	$ 521,541	$ -
Consumer Staples	1,153,711	344,355	809,356	-
Energy	744,297	292,589	451,708	-
Financials	2,127,971	945,552	1,182,419	-
Health Care	1,682,009	731,610	950,399	-
Industrials	1,614,893	1,164,385	450,508	-
Information Technology	992,472	378,220	614,252	-
Materials	682,251	479,991	202,260	-
Telecommunication Services	505,334	170,229	335,105	-
Utilities	56,203	33,102	23,101	-
Government Obligations	13,980	-	13,980	-
Preferred Securities	13,794	-	13,794	-
Money Market Funds	718,408	718,408	-	-
Total Investments in Securities:	$ 11,936,116	$ 6,367,693	$ 5,568,423	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 5,539	$ 5,539	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 1,211,978
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $10,208,285,000. Net unrealized appreciation aggregated $1,727,831,000, of which $1,967,064,000 related to appreciated investment securities and $239,233,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
International Growth Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

July 31, 2014

Class A, Class T, Class B, Class C,
Institutional Class and Class Z
are classes of Fidelity ®
International Growth Fund

1.863095.106

AIGF-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 3.2%
CSL Ltd.	272,940	$ 17,005,128
Sydney Airport unit	1,022,664	4,056,783
Transurban Group unit	815,621	5,856,966
TOTAL AUSTRALIA		26,918,877
Austria - 1.1%
Andritz AG	165,597	8,980,578
Belgium - 4.5%
Anheuser-Busch InBev SA NV	230,691	24,899,118
KBC Groupe SA (a)	230,392	12,546,956
TOTAL BELGIUM		37,446,074
Bermuda - 0.6%
Lazard Ltd. Class A	91,292	4,774,572
Canada - 0.6%
Canadian Pacific Railway Ltd.	28,500	5,419,274
Cayman Islands - 3.2%
Sands China Ltd.	1,547,600	11,362,001
Tencent Holdings Ltd.	333,200	5,411,088
Wynn Macau Ltd.	2,265,200	9,652,948
TOTAL CAYMAN ISLANDS		26,426,037
Denmark - 3.0%
Jyske Bank A/S (Reg.) (a)	86,400	4,904,824
Novo Nordisk A/S Series B sponsored ADR	447,500	20,607,375
TOTAL DENMARK		25,512,199
Finland - 0.2%
Tikkurila Oyj	79,600	2,018,784
France - 1.3%
Remy Cointreau SA (d)	26,687	2,185,209
Safran SA	146,200	8,593,285
TOTAL FRANCE		10,778,494
Germany - 4.6%
Bayer AG	123,200	16,318,927
Linde AG	106,441	21,792,810
TOTAL GERMANY		38,111,737
India - 0.4%
Housing Development Finance Corp. Ltd.	173,105	3,031,598
Common Stocks - continued
	Shares	Value
Ireland - 2.4%
CRH PLC sponsored ADR	358,766	$ 8,427,413
James Hardie Industries PLC:
CDI	299,547	3,719,972
sponsored ADR	132,300	8,309,763
TOTAL IRELAND		20,457,148
Israel - 0.2%
Azrieli Group	58,600	1,908,834
Italy - 0.6%
Azimut Holding SpA	84,100	2,175,705
Interpump Group SpA	231,051	2,953,117
TOTAL ITALY		5,128,822
Japan - 15.7%
Aozora Bank Ltd.	1,294,000	4,397,124
Astellas Pharma, Inc.	598,700	8,118,734
Coca-Cola Central Japan Co. Ltd.	142,800	3,816,748
DENSO Corp.	463,400	21,374,590
East Japan Railway Co.	59,700	4,782,393
Fanuc Corp.	45,000	7,777,364
Fast Retailing Co. Ltd.	24,900	8,220,689
Japan Tobacco, Inc.	119,700	4,209,555
Keyence Corp.	37,962	16,537,951
Mitsui Fudosan Co. Ltd.	410,000	13,539,766
Seven Bank Ltd.	1,128,600	4,529,109
SHO-BOND Holdings Co. Ltd.	102,900	4,358,563
SoftBank Corp.	215,400	15,484,732
USS Co. Ltd.	566,700	9,899,988
Yamato Kogyo Co. Ltd.	123,700	4,020,882
TOTAL JAPAN		131,068,188
Kenya - 0.4%
Safaricom Ltd.	22,223,000	3,087,934
Korea (South) - 0.5%
NAVER Corp.	5,495	3,923,114
Mexico - 0.5%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	41,055	3,854,654
Netherlands - 1.4%
ING Groep NV (Certificaten Van Aandelen) (a)	911,364	11,836,422
Common Stocks - continued
	Shares	Value
South Africa - 1.1%
Clicks Group Ltd.	595,040	$ 3,644,710
Naspers Ltd. Class N	42,700	5,298,894
TOTAL SOUTH AFRICA		8,943,604
Spain - 2.0%
Inditex SA	495,475	14,500,045
Prosegur Compania de Seguridad SA (Reg.)	355,349	2,407,700
TOTAL SPAIN		16,907,745
Sweden - 5.6%
ASSA ABLOY AB (B Shares)	263,961	13,010,168
Atlas Copco AB (A Shares) (d)	305,309	9,143,956
Fagerhult AB	198,852	3,949,251
H&M Hennes & Mauritz AB (B Shares)	220,928	9,060,412
Intrum Justitia AB	99,600	3,053,753
Svenska Handelsbanken AB (A Shares)	182,940	8,849,711
TOTAL SWEDEN		47,067,251
Switzerland - 12.0%
Nestle SA	411,215	30,446,387
Novartis AG	136,946	11,914,117
Roche Holding AG (participation certificate)	123,464	35,829,962
Schindler Holding AG:
(participation certificate)	43,952	6,582,522
(Reg.)	6,660	986,450
UBS AG (NY Shares)	858,961	14,748,360
TOTAL SWITZERLAND		100,507,798
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	750,000	2,999,710
Turkey - 0.5%
Coca-Cola Icecek Sanayi A/S	163,534	4,102,087
United Kingdom - 15.5%
Babcock International Group PLC	269,984	5,004,838
BAE Systems PLC	64,422	465,291
Berendsen PLC	98,673	1,744,193
BG Group PLC	555,695	10,957,894
GlaxoSmithKline PLC	208,100	5,014,951
Informa PLC	484,214	3,988,575
InterContinental Hotel Group PLC ADR	348,396	14,071,714
Johnson Matthey PLC	158,677	7,926,995
Prudential PLC	1,066,442	24,510,959
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Reckitt Benckiser Group PLC	216,345	$ 19,157,639
Rexam PLC	422,223	3,571,324
Rolls-Royce Group PLC	486,337	8,539,261
Rotork PLC	47,300	2,211,229
SABMiller PLC	310,466	16,972,293
Shaftesbury PLC	228,133	2,605,587
Unite Group PLC	345,976	2,374,996
TOTAL UNITED KINGDOM		129,117,739
United States of America - 15.1%
Autoliv, Inc.	86,369	8,594,579
Berkshire Hathaway, Inc. Class B (a)	46,184	5,792,859
BorgWarner, Inc.	181,492	11,297,877
Cummins, Inc.	44,082	6,144,590
FMC Technologies, Inc. (a)	66,952	4,070,682
Google, Inc.:
Class A (a)	16,633	9,639,655
Class C (a)	7,813	4,465,911
JPMorgan Chase & Co.	37,300	2,151,091
Martin Marietta Materials, Inc. (d)	61,100	7,590,453
MasterCard, Inc. Class A	154,500	11,456,175
Mead Johnson Nutrition Co. Class A	43,544	3,981,663
Mohawk Industries, Inc. (a)	44,000	5,489,880
National Oilwell Varco, Inc.	22,372	1,813,027
Oceaneering International, Inc.	45,613	3,097,579
Philip Morris International, Inc.	75,908	6,225,215
PriceSmart, Inc.	43,000	3,538,900
ResMed, Inc. (d)	72,600	3,756,324
Solera Holdings, Inc.	96,089	6,149,696
SS&C Technologies Holdings, Inc. (a)	107,900	4,673,149
Union Pacific Corp.	47,100	4,630,401
Visa, Inc. Class A	54,975	11,600,275
TOTAL UNITED STATES OF AMERICA		126,159,981
TOTAL COMMON STOCKS (Cost $710,350,342)		806,489,255
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	28,434,466	$ 28,434,466
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	13,845,154	13,845,154
TOTAL MONEY MARKET FUNDS (Cost $42,279,620)		42,279,620
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $752,629,962)		848,768,875
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(13,754,992)
NET ASSETS - 100%		$ 835,013,883
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,716
Fidelity Securities Lending Cash Central Fund	306,588
Total	$ 321,304
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 132,812,192	$ 72,301,976	$ 60,510,216	$ -
Consumer Staples	127,034,178	63,662,370	63,371,808	-
Energy	19,939,182	8,981,288	10,957,894	-
Financials	124,678,473	62,833,495	61,844,978	-
Health Care	118,565,518	40,682,626	77,882,892	-
Industrials	120,651,926	93,819,857	26,832,069	-
Information Technology	76,856,724	47,984,861	28,871,863	-
Materials	67,378,396	59,637,542	7,740,854	-
Telecommunication Services	18,572,666	3,087,934	15,484,732	-
Money Market Funds	42,279,620	42,279,620	-	-
Total Investments in Securities:	$ 848,768,875	$ 495,271,569	$ 353,497,306	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 60,817,931
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $752,983,895. Net unrealized appreciation aggregated $95,784,980, of which $108,639,952 related to appreciated investment securities and $12,854,972 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Growth Fund

July 31, 2014

1.863103.106

IGF-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 3.2%
CSL Ltd.	272,940	$ 17,005,128
Sydney Airport unit	1,022,664	4,056,783
Transurban Group unit	815,621	5,856,966
TOTAL AUSTRALIA		26,918,877
Austria - 1.1%
Andritz AG	165,597	8,980,578
Belgium - 4.5%
Anheuser-Busch InBev SA NV	230,691	24,899,118
KBC Groupe SA (a)	230,392	12,546,956
TOTAL BELGIUM		37,446,074
Bermuda - 0.6%
Lazard Ltd. Class A	91,292	4,774,572
Canada - 0.6%
Canadian Pacific Railway Ltd.	28,500	5,419,274
Cayman Islands - 3.2%
Sands China Ltd.	1,547,600	11,362,001
Tencent Holdings Ltd.	333,200	5,411,088
Wynn Macau Ltd.	2,265,200	9,652,948
TOTAL CAYMAN ISLANDS		26,426,037
Denmark - 3.0%
Jyske Bank A/S (Reg.) (a)	86,400	4,904,824
Novo Nordisk A/S Series B sponsored ADR	447,500	20,607,375
TOTAL DENMARK		25,512,199
Finland - 0.2%
Tikkurila Oyj	79,600	2,018,784
France - 1.3%
Remy Cointreau SA (d)	26,687	2,185,209
Safran SA	146,200	8,593,285
TOTAL FRANCE		10,778,494
Germany - 4.6%
Bayer AG	123,200	16,318,927
Linde AG	106,441	21,792,810
TOTAL GERMANY		38,111,737
India - 0.4%
Housing Development Finance Corp. Ltd.	173,105	3,031,598
Common Stocks - continued
	Shares	Value
Ireland - 2.4%
CRH PLC sponsored ADR	358,766	$ 8,427,413
James Hardie Industries PLC:
CDI	299,547	3,719,972
sponsored ADR	132,300	8,309,763
TOTAL IRELAND		20,457,148
Israel - 0.2%
Azrieli Group	58,600	1,908,834
Italy - 0.6%
Azimut Holding SpA	84,100	2,175,705
Interpump Group SpA	231,051	2,953,117
TOTAL ITALY		5,128,822
Japan - 15.7%
Aozora Bank Ltd.	1,294,000	4,397,124
Astellas Pharma, Inc.	598,700	8,118,734
Coca-Cola Central Japan Co. Ltd.	142,800	3,816,748
DENSO Corp.	463,400	21,374,590
East Japan Railway Co.	59,700	4,782,393
Fanuc Corp.	45,000	7,777,364
Fast Retailing Co. Ltd.	24,900	8,220,689
Japan Tobacco, Inc.	119,700	4,209,555
Keyence Corp.	37,962	16,537,951
Mitsui Fudosan Co. Ltd.	410,000	13,539,766
Seven Bank Ltd.	1,128,600	4,529,109
SHO-BOND Holdings Co. Ltd.	102,900	4,358,563
SoftBank Corp.	215,400	15,484,732
USS Co. Ltd.	566,700	9,899,988
Yamato Kogyo Co. Ltd.	123,700	4,020,882
TOTAL JAPAN		131,068,188
Kenya - 0.4%
Safaricom Ltd.	22,223,000	3,087,934
Korea (South) - 0.5%
NAVER Corp.	5,495	3,923,114
Mexico - 0.5%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	41,055	3,854,654
Netherlands - 1.4%
ING Groep NV (Certificaten Van Aandelen) (a)	911,364	11,836,422
Common Stocks - continued
	Shares	Value
South Africa - 1.1%
Clicks Group Ltd.	595,040	$ 3,644,710
Naspers Ltd. Class N	42,700	5,298,894
TOTAL SOUTH AFRICA		8,943,604
Spain - 2.0%
Inditex SA	495,475	14,500,045
Prosegur Compania de Seguridad SA (Reg.)	355,349	2,407,700
TOTAL SPAIN		16,907,745
Sweden - 5.6%
ASSA ABLOY AB (B Shares)	263,961	13,010,168
Atlas Copco AB (A Shares) (d)	305,309	9,143,956
Fagerhult AB	198,852	3,949,251
H&M Hennes & Mauritz AB (B Shares)	220,928	9,060,412
Intrum Justitia AB	99,600	3,053,753
Svenska Handelsbanken AB (A Shares)	182,940	8,849,711
TOTAL SWEDEN		47,067,251
Switzerland - 12.0%
Nestle SA	411,215	30,446,387
Novartis AG	136,946	11,914,117
Roche Holding AG (participation certificate)	123,464	35,829,962
Schindler Holding AG:
(participation certificate)	43,952	6,582,522
(Reg.)	6,660	986,450
UBS AG (NY Shares)	858,961	14,748,360
TOTAL SWITZERLAND		100,507,798
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	750,000	2,999,710
Turkey - 0.5%
Coca-Cola Icecek Sanayi A/S	163,534	4,102,087
United Kingdom - 15.5%
Babcock International Group PLC	269,984	5,004,838
BAE Systems PLC	64,422	465,291
Berendsen PLC	98,673	1,744,193
BG Group PLC	555,695	10,957,894
GlaxoSmithKline PLC	208,100	5,014,951
Informa PLC	484,214	3,988,575
InterContinental Hotel Group PLC ADR	348,396	14,071,714
Johnson Matthey PLC	158,677	7,926,995
Prudential PLC	1,066,442	24,510,959
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Reckitt Benckiser Group PLC	216,345	$ 19,157,639
Rexam PLC	422,223	3,571,324
Rolls-Royce Group PLC	486,337	8,539,261
Rotork PLC	47,300	2,211,229
SABMiller PLC	310,466	16,972,293
Shaftesbury PLC	228,133	2,605,587
Unite Group PLC	345,976	2,374,996
TOTAL UNITED KINGDOM		129,117,739
United States of America - 15.1%
Autoliv, Inc.	86,369	8,594,579
Berkshire Hathaway, Inc. Class B (a)	46,184	5,792,859
BorgWarner, Inc.	181,492	11,297,877
Cummins, Inc.	44,082	6,144,590
FMC Technologies, Inc. (a)	66,952	4,070,682
Google, Inc.:
Class A (a)	16,633	9,639,655
Class C (a)	7,813	4,465,911
JPMorgan Chase & Co.	37,300	2,151,091
Martin Marietta Materials, Inc. (d)	61,100	7,590,453
MasterCard, Inc. Class A	154,500	11,456,175
Mead Johnson Nutrition Co. Class A	43,544	3,981,663
Mohawk Industries, Inc. (a)	44,000	5,489,880
National Oilwell Varco, Inc.	22,372	1,813,027
Oceaneering International, Inc.	45,613	3,097,579
Philip Morris International, Inc.	75,908	6,225,215
PriceSmart, Inc.	43,000	3,538,900
ResMed, Inc. (d)	72,600	3,756,324
Solera Holdings, Inc.	96,089	6,149,696
SS&C Technologies Holdings, Inc. (a)	107,900	4,673,149
Union Pacific Corp.	47,100	4,630,401
Visa, Inc. Class A	54,975	11,600,275
TOTAL UNITED STATES OF AMERICA		126,159,981
TOTAL COMMON STOCKS (Cost $710,350,342)		806,489,255
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	28,434,466	$ 28,434,466
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	13,845,154	13,845,154
TOTAL MONEY MARKET FUNDS (Cost $42,279,620)		42,279,620
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $752,629,962)		848,768,875
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(13,754,992)
NET ASSETS - 100%		$ 835,013,883
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,716
Fidelity Securities Lending Cash Central Fund	306,588
Total	$ 321,304
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 132,812,192	$ 72,301,976	$ 60,510,216	$ -
Consumer Staples	127,034,178	63,662,370	63,371,808	-
Energy	19,939,182	8,981,288	10,957,894	-
Financials	124,678,473	62,833,495	61,844,978	-
Health Care	118,565,518	40,682,626	77,882,892	-
Industrials	120,651,926	93,819,857	26,832,069	-
Information Technology	76,856,724	47,984,861	28,871,863	-
Materials	67,378,396	59,637,542	7,740,854	-
Telecommunication Services	18,572,666	3,087,934	15,484,732	-
Money Market Funds	42,279,620	42,279,620	-	-
Total Investments in Securities:	$ 848,768,875	$ 495,271,569	$ 353,497,306	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 60,817,931
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $752,983,895. Net unrealized appreciation aggregated $95,784,980, of which $108,639,952 related to appreciated investment securities and $12,854,972 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

1.805999.110

AISC-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 5.6%
Austal Ltd. (a)(d)	3,396,893	$ 3,730,076
Bradken Ltd.	1,791,620	7,445,626
Challenger Ltd.	845,650	6,262,436
Charter Hall Group unit	1,196,020	4,785,851
GUD Holdings Ltd. (d)	1,884,479	12,991,586
iiNet Ltd.	455,468	3,188,171
Imdex Ltd. (a)	7,363,809	4,392,127
Life Healthcare Group Ltd. (a)	1,826,612	3,680,281
Nanosonics Ltd. (a)	1,455,582	1,121,956
RCG Corp. Ltd.	2,518,231	1,531,373
Slater & Gordon Ltd.	1,756,224	8,075,750
SomnoMed Ltd. (a)	584,445	912,973
Vision Group Holdings Ltd. (a)	1,221,604	878,852
TOTAL AUSTRALIA		58,997,058
Austria - 1.1%
Andritz AG	106,312	5,765,462
RHI AG	195,100	6,060,969
TOTAL AUSTRIA		11,826,431
Bailiwick of Jersey - 0.8%
Kennedy Wilson Europe Real Estate PLC	189,100	3,390,515
Regus PLC	1,827,700	5,366,043
TOTAL BAILIWICK OF JERSEY		8,756,558
Belgium - 1.2%
Barco NV	94,703	6,974,663
Econocom Group SA	639,204	5,824,577
TOTAL BELGIUM		12,799,240
Bermuda - 3.5%
APT Satellite Holdings Ltd.	2,096,000	3,089,785
BW Offshore Ltd.	5,523,413	7,336,610
Great Eagle Holdings Ltd.	1,889,192	6,822,214
Hiscox Ltd.	604,895	6,888,292
PAX Global Technology Ltd. (a)	6,064,000	4,648,320
Petra Diamonds Ltd. (a)	1,816,200	6,126,448
STELUX Holdings International	5,614,000	1,439,993
TOTAL BERMUDA		36,351,662
British Virgin Islands - 0.3%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	108,724	3,256,284
Common Stocks - continued
	Shares	Value
Canada - 3.5%
Constellation Software, Inc.	18,966	$ 4,505,153
Dorel Industries, Inc. Class B (sub. vtg.)	104,700	3,685,409
First Quantum Minerals Ltd.	194,898	4,622,426
Jean Coutu Group, Inc. Class A (sub. vtg.)	319,160	6,319,681
Lassonde Industries, Inc. Class A (sub. vtg.)	11,200	1,319,738
ShawCor Ltd. Class A	154,929	7,842,006
Whitecap Resources, Inc. (d)	585,981	8,528,930
TOTAL CANADA		36,823,343
Cayman Islands - 2.8%
AMVIG Holdings Ltd.	12,620,000	4,735,687
Bonjour Holdings Ltd.	47,792,800	7,291,940
Changshouhua Food Co. Ltd.	1,453,000	1,357,578
China High Precision Automation Group Ltd. (a)	712,000	27,561
China Metal Recycling (Holdings) Ltd. (a)	436,800	1
Lifestyle International Holdings Ltd.	3,661,500	7,142,444
Lombard Medical, Inc. (a)	78,978	474,658
Pico Far East Holdings Ltd.	18,482,000	4,265,908
SITC International Holdings Co. Ltd.	10,248,000	4,505,405
TOTAL CAYMAN ISLANDS		29,801,182
Chile - 0.5%
Quinenco SA	2,290,914	4,805,861
Denmark - 0.9%
Jyske Bank A/S (Reg.) (a)	161,979	9,195,353
Finland - 2.0%
Amer Group PLC (A Shares)	297,916	5,884,135
Kemira Oyj	405,300	5,530,286
Rakentajain Konevuokraamo Oyj (B Shares)	190,356	3,882,069
Tikkurila Oyj	205,600	5,214,346
TOTAL FINLAND		20,510,836
France - 5.2%
ALTEN	165,500	7,976,952
Arkema SA	67,279	6,254,044
Faurecia SA	119,873	4,248,857
Ipsos SA	228,184	6,185,855
Parrot SA (a)	208,950	4,826,455
Sopra Group SA	61,000	6,603,177
The Lisi Group	36,100	5,626,742
Common Stocks - continued
	Shares	Value
France - continued
The Vicat Group	93,298	$ 7,429,628
Wendel SA	39,952	5,245,987
TOTAL FRANCE		54,397,697
Germany - 5.5%
Aareal Bank AG	76,430	3,259,643
AURELIUS AG	158,535	5,604,358
Bilfinger Berger AG	67,664	5,535,995
CompuGroup Medical AG	239,549	5,966,286
Deutsche Beteiligungs AG	66,921	1,966,952
GEA Group AG	153,400	6,911,029
GfK AG	194,349	8,822,239
LEG Immobilien AG	99,977	7,012,331
LEONI AG	82,747	5,685,270
Pfeiffer Vacuum Technology AG	50,391	5,013,472
SHW Group	49,128	2,395,226
TOTAL GERMANY		58,172,801
Greece - 1.1%
Metka SA	359,600	5,826,421
Motor Oil (HELLAS) Corinth Refineries SA	552,490	5,955,484
TOTAL GREECE		11,781,905
Hong Kong - 1.4%
Dah Sing Banking Group Ltd.	3,094,000	5,524,115
Magnificent Estates Ltd.	88,446,000	4,423,536
Singamas Container Holdings Ltd.	7,774,000	1,482,867
Techtronic Industries Co. Ltd.	1,184,500	3,550,281
TOTAL HONG KONG		14,980,799
India - 0.6%
McLeod Russel India Ltd.	748,354	3,458,277
Shriram Transport Finance Co. Ltd.	186,687	2,753,246
TOTAL INDIA		6,211,523
Ireland - 1.4%
C&C Group PLC	967,100	5,488,190
United Drug PLC (United Kingdom)	1,479,749	8,878,817
TOTAL IRELAND		14,367,007
Isle of Man - 0.8%
Lamprell PLC (a)	3,433,746	8,797,241
Common Stocks - continued
	Shares	Value
Israel - 0.7%
Frutarom Industries Ltd.	283,210	$ 7,057,001
Italy - 1.0%
Danieli & C. Officine Meccaniche SpA	180,697	5,173,154
Prysmian SpA	263,900	5,625,735
TOTAL ITALY		10,798,889
Japan - 20.4%
Aeon Delight Co. Ltd.	146,700	3,504,318
Ain Pharmaciez, Inc.	71,500	3,329,488
Arc Land Sakamoto Co. Ltd.	172,100	3,811,433
Asahi Co. Ltd.	239,400	3,206,829
Broadleaf Co. Ltd.	283,800	5,347,218
Daiwa Industries Ltd.	446,000	3,104,279
Fuji Corp.	147,800	1,772,113
Fukuda Denshi Co. Ltd.	148,400	8,453,789
GMO Internet, Inc. (d)	753,000	8,215,912
Higashi Nihon House Co. Ltd.	1,224,500	6,128,229
Hoshizaki Electric Co. Ltd.	128,700	6,552,700
Iida Group Holdings Co. Ltd.	417,351	6,218,411
JSR Corp.	505,400	8,714,093
KAWAI Musical Instruments Manufacturing Co. Ltd.	2,344,000	4,642,945
Kinugawa Rubber Industrial Co. Ltd.	273,000	1,461,079
Kotobuki Spirits Co. Ltd. (d)	87,700	1,985,897
Leopalace21 Corp. (a)	1,366,700	6,084,333
Meitec Corp.	196,300	6,472,119
Miraca Holdings, Inc.	139,600	6,460,679
Mitani Shoji Co. Ltd.	234,300	6,514,457
Mitsubishi Pencil Co. Ltd.	32,900	1,044,209
Nakanishi, Inc.	97,500	4,130,371
Nitori Holdings Co. Ltd.	252,300	14,171,900
Nomura Real Estate Holdings, Inc.	149,500	2,777,720
Pal Co. Ltd.	71,000	2,005,898
Paramount Bed Holdings Co. Ltd.	182,000	5,425,658
Ricoh Leasing Co. Ltd.	248,400	7,183,036
San-Ai Oil Co. Ltd.	779,000	5,917,229
Takata Corp.	324,100	6,447,469
TFP Consulting Group Co. Ltd.	171,500	4,714,224
TKC Corp.	330,000	6,980,624
Tokyo Ohka Kogyo Co. Ltd.	275,200	6,588,144
Toshiba Plant Systems & Services Corp.	390,500	6,193,096
Toyo Suisan Kaisha Ltd.	195,000	5,914,774
Tsuruha Holdings, Inc.	340,600	19,551,998
Common Stocks - continued
	Shares	Value
Japan - continued
Uchiyama Holdings Co. Ltd.	497,800	$ 3,301,182
VT Holdings Co. Ltd.	1,214,200	6,510,582
Welcia Holdings Co. Ltd. (d)	55,200	3,534,430
TOTAL JAPAN		214,372,865
Korea (South) - 1.8%
Hy-Lok Corp.	120,010	3,938,046
KEPCO Plant Service & Engineering Co. Ltd.	87,244	6,275,993
Koh Young Technology, Inc.	159,703	4,053,257
Soulbrain Co. Ltd.	69,713	2,209,143
TK Corp. (a)	172,528	2,531,819
TOTAL KOREA (SOUTH)		19,008,258
Luxembourg - 1.2%
Grand City Properties SA (a)	1,009,573	12,572,379
Netherlands - 1.7%
Amsterdam Commodities NV	270,721	6,162,652
BinckBank NV	467,100	5,286,475
Ichor Coal NV (a)	317,000	2,016,275
IMCD Group BV	156,600	4,822,990
TOTAL NETHERLANDS		18,288,392
New Zealand - 1.9%
EBOS Group Ltd. (d)	1,408,656	12,110,131
Nuplex Industries Ltd.	2,942,865	7,424,893
TOTAL NEW ZEALAND		19,535,024
Norway - 1.7%
ABG Sundal Collier ASA (a)	6,803,251	6,027,998
Ekornes A/S	444,997	5,539,147
Kongsberg Gruppen ASA	282,200	6,441,846
TOTAL NORWAY		18,008,991
Singapore - 1.8%
Amtek Engineering Ltd.	6,985,000	3,466,626
Boustead Singapore Ltd.	2,261,000	3,329,364
Hour Glass Ltd.	2,293,000	3,409,089
Mapletree Industrial (REIT)	2,863,424	3,218,307
OSIM International Ltd.	1,572,000	3,606,006
Venture Corp. Ltd.	347,000	2,252,814
TOTAL SINGAPORE		19,282,206
Common Stocks - continued
	Shares	Value
South Africa - 2.1%
Blue Label Telecoms Ltd.	3,118,800	$ 2,326,812
Clicks Group Ltd.	1,736,037	10,633,490
Pinnacle Technology Holdings Ltd.	2,281,330	2,859,375
SA Corporate Real Estate Fund	17,242,106	6,753,413
TOTAL SOUTH AFRICA		22,573,090
Sweden - 0.3%
AddTech AB (B Shares)	204,656	3,263,483
Switzerland - 3.8%
Allied World Assurance Co. Holdings Ltd.	189,200	6,813,092
Clariant AG (Reg.)	307,372	5,743,248
Daetwyler Holdings AG	20,416	2,866,665
Pargesa Holding SA	111,676	9,462,506
Vontobel Holdings AG	227,903	8,175,667
VZ Holding AG	37,391	6,369,328
TOTAL SWITZERLAND		39,430,506
Taiwan - 0.7%
Pacific Hospital Supply Co. Ltd.	241,000	589,919
Tripod Technology Corp.	3,369,000	6,362,996
TOTAL TAIWAN		6,952,915
Thailand - 0.7%
Delta Electronics PCL (For. Reg.)	3,795,000	7,299,889
Turkey - 0.3%
Aygaz A/S	821,000	3,524,921
United Kingdom - 16.5%
Aberdeen Asset Management PLC	996,500	6,961,734
Alent PLC	494,300	2,791,492
AMEC PLC	513,481	9,865,436
Ashmore Group PLC (d)	1,091,793	6,539,937
BBA Aviation PLC	1,571,581	8,461,374
Bond International Software PLC	843,266	1,672,831
Brammer PLC	509,864	3,697,151
Brewin Dolphin Holding PLC	763,663	3,861,430
Cineworld Group PLC (d)	1,024,176	5,572,942
Close Brothers Group PLC	485,800	10,424,439
Countrywide PLC	951,700	8,347,093
Craneware PLC	645,474	5,748,451
Diploma PLC	551,052	5,954,183
Informa PLC	744,720	6,134,419
ITE Group PLC	964,200	3,267,113
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Luxfer Holdings PLC sponsored ADR	348,700	$ 6,628,787
Mears Group PLC	750,060	5,888,417
Meggitt PLC	1,487,855	12,773,243
Micro Focus International PLC	502,327	7,208,669
Moneysupermarket.com Group PLC	2,757,200	8,644,299
Morgan Advanced Materials PLC	560,608	2,971,930
Provident Financial PLC	236,878	8,506,322
Pureprofile Media PLC (a)(e)	1,108,572	860,937
Silverdell PLC (a)	12,644,400	213
Sinclair Pharma PLC (a)(d)	8,403,003	4,326,971
Spectris PLC	202,900	6,535,970
Spirent Communications PLC	4,227,000	7,343,401
Ultra Electronics Holdings PLC	416,244	12,466,692
TOTAL UNITED KINGDOM		173,455,876
United States of America - 1.7%
Dillard's, Inc. Class A	104,271	12,431,189
Integrated Silicon Solution, Inc.	343,130	5,016,561
Mudalla Technology, Inc. (Reg. S) (a)	996,527	17
YOU On Demand Holdings, Inc. warrants 8/30/17 (a)(e)	27,500	13
TOTAL UNITED STATES OF AMERICA		17,447,780
TOTAL COMMON STOCKS (Cost $959,944,128)		1,014,705,246
Investment Companies - 1.0%

United States of America - 1.0%
iShares MSCI EAFE Small Cap Index ETF (d) (Cost $10,448,566)	206,900	10,587,073
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	34,969,741	$ 34,969,741
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	15,408,618	15,408,618
TOTAL MONEY MARKET FUNDS (Cost $50,378,359)		50,378,359
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,020,771,053)		1,075,670,678
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(24,512,284)
NET ASSETS - 100%		$ 1,051,158,394
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $860,950 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
YOU On Demand Holdings, Inc. warrants 8/30/17	9/14/12	$ -
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,410
Fidelity Securities Lending Cash Central Fund	282,801
Total	$ 324,211
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 12,066,495	$ -	$ 12,052,911	$ 64,973	$ -
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 183,956,625	$ 69,851,801	$ 114,104,807	$ 17
Consumer Staples	69,056,193	29,923,751	39,132,442	-
Energy	59,588,575	50,341,982	9,246,593	-
Financials	194,076,502	148,665,244	45,411,258	-
Health Care	72,460,974	37,505,314	34,955,660	-
Industrials	204,748,639	133,272,566	71,475,860	213
Information Technology	125,297,895	79,248,367	45,161,030	888,498
Materials	95,716,966	69,077,771	26,639,194	1
Telecommunication Services	6,277,956	-	6,277,956	-
Utilities	3,524,921	3,524,921	-	-
Investment Companies	10,587,073	10,587,073	-	-
Money Market Funds	50,378,359	50,378,359	-	-
Total Investments in Securities:	$ 1,075,670,678	$ 682,377,149	$ 392,404,800	$ 888,729

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 27,220,061
Level 2 to Level 1	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 11,069,913
Net Realized Gain (Loss) on Investment Securities	(6,941,458)
Net Unrealized Gain (Loss) on Investment Securities	5,444,738
Cost of Purchases	-
Proceeds of Sales	(8,684,464)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 888,729
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2014	$ (1,311,922)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period and proceeds of sales. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $1,025,367,940. Net unrealized appreciation aggregated $50,302,738, of which $108,164,550 related to appreciated investment securities and $57,861,812 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap Fund

July 31, 2014

1.804839.110

ISC-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 5.6%
Austal Ltd. (a)(d)	3,396,893	$ 3,730,076
Bradken Ltd.	1,791,620	7,445,626
Challenger Ltd.	845,650	6,262,436
Charter Hall Group unit	1,196,020	4,785,851
GUD Holdings Ltd. (d)	1,884,479	12,991,586
iiNet Ltd.	455,468	3,188,171
Imdex Ltd. (a)	7,363,809	4,392,127
Life Healthcare Group Ltd. (a)	1,826,612	3,680,281
Nanosonics Ltd. (a)	1,455,582	1,121,956
RCG Corp. Ltd.	2,518,231	1,531,373
Slater & Gordon Ltd.	1,756,224	8,075,750
SomnoMed Ltd. (a)	584,445	912,973
Vision Group Holdings Ltd. (a)	1,221,604	878,852
TOTAL AUSTRALIA		58,997,058
Austria - 1.1%
Andritz AG	106,312	5,765,462
RHI AG	195,100	6,060,969
TOTAL AUSTRIA		11,826,431
Bailiwick of Jersey - 0.8%
Kennedy Wilson Europe Real Estate PLC	189,100	3,390,515
Regus PLC	1,827,700	5,366,043
TOTAL BAILIWICK OF JERSEY		8,756,558
Belgium - 1.2%
Barco NV	94,703	6,974,663
Econocom Group SA	639,204	5,824,577
TOTAL BELGIUM		12,799,240
Bermuda - 3.5%
APT Satellite Holdings Ltd.	2,096,000	3,089,785
BW Offshore Ltd.	5,523,413	7,336,610
Great Eagle Holdings Ltd.	1,889,192	6,822,214
Hiscox Ltd.	604,895	6,888,292
PAX Global Technology Ltd. (a)	6,064,000	4,648,320
Petra Diamonds Ltd. (a)	1,816,200	6,126,448
STELUX Holdings International	5,614,000	1,439,993
TOTAL BERMUDA		36,351,662
British Virgin Islands - 0.3%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	108,724	3,256,284
Common Stocks - continued
	Shares	Value
Canada - 3.5%
Constellation Software, Inc.	18,966	$ 4,505,153
Dorel Industries, Inc. Class B (sub. vtg.)	104,700	3,685,409
First Quantum Minerals Ltd.	194,898	4,622,426
Jean Coutu Group, Inc. Class A (sub. vtg.)	319,160	6,319,681
Lassonde Industries, Inc. Class A (sub. vtg.)	11,200	1,319,738
ShawCor Ltd. Class A	154,929	7,842,006
Whitecap Resources, Inc. (d)	585,981	8,528,930
TOTAL CANADA		36,823,343
Cayman Islands - 2.8%
AMVIG Holdings Ltd.	12,620,000	4,735,687
Bonjour Holdings Ltd.	47,792,800	7,291,940
Changshouhua Food Co. Ltd.	1,453,000	1,357,578
China High Precision Automation Group Ltd. (a)	712,000	27,561
China Metal Recycling (Holdings) Ltd. (a)	436,800	1
Lifestyle International Holdings Ltd.	3,661,500	7,142,444
Lombard Medical, Inc. (a)	78,978	474,658
Pico Far East Holdings Ltd.	18,482,000	4,265,908
SITC International Holdings Co. Ltd.	10,248,000	4,505,405
TOTAL CAYMAN ISLANDS		29,801,182
Chile - 0.5%
Quinenco SA	2,290,914	4,805,861
Denmark - 0.9%
Jyske Bank A/S (Reg.) (a)	161,979	9,195,353
Finland - 2.0%
Amer Group PLC (A Shares)	297,916	5,884,135
Kemira Oyj	405,300	5,530,286
Rakentajain Konevuokraamo Oyj (B Shares)	190,356	3,882,069
Tikkurila Oyj	205,600	5,214,346
TOTAL FINLAND		20,510,836
France - 5.2%
ALTEN	165,500	7,976,952
Arkema SA	67,279	6,254,044
Faurecia SA	119,873	4,248,857
Ipsos SA	228,184	6,185,855
Parrot SA (a)	208,950	4,826,455
Sopra Group SA	61,000	6,603,177
The Lisi Group	36,100	5,626,742
Common Stocks - continued
	Shares	Value
France - continued
The Vicat Group	93,298	$ 7,429,628
Wendel SA	39,952	5,245,987
TOTAL FRANCE		54,397,697
Germany - 5.5%
Aareal Bank AG	76,430	3,259,643
AURELIUS AG	158,535	5,604,358
Bilfinger Berger AG	67,664	5,535,995
CompuGroup Medical AG	239,549	5,966,286
Deutsche Beteiligungs AG	66,921	1,966,952
GEA Group AG	153,400	6,911,029
GfK AG	194,349	8,822,239
LEG Immobilien AG	99,977	7,012,331
LEONI AG	82,747	5,685,270
Pfeiffer Vacuum Technology AG	50,391	5,013,472
SHW Group	49,128	2,395,226
TOTAL GERMANY		58,172,801
Greece - 1.1%
Metka SA	359,600	5,826,421
Motor Oil (HELLAS) Corinth Refineries SA	552,490	5,955,484
TOTAL GREECE		11,781,905
Hong Kong - 1.4%
Dah Sing Banking Group Ltd.	3,094,000	5,524,115
Magnificent Estates Ltd.	88,446,000	4,423,536
Singamas Container Holdings Ltd.	7,774,000	1,482,867
Techtronic Industries Co. Ltd.	1,184,500	3,550,281
TOTAL HONG KONG		14,980,799
India - 0.6%
McLeod Russel India Ltd.	748,354	3,458,277
Shriram Transport Finance Co. Ltd.	186,687	2,753,246
TOTAL INDIA		6,211,523
Ireland - 1.4%
C&C Group PLC	967,100	5,488,190
United Drug PLC (United Kingdom)	1,479,749	8,878,817
TOTAL IRELAND		14,367,007
Isle of Man - 0.8%
Lamprell PLC (a)	3,433,746	8,797,241
Common Stocks - continued
	Shares	Value
Israel - 0.7%
Frutarom Industries Ltd.	283,210	$ 7,057,001
Italy - 1.0%
Danieli & C. Officine Meccaniche SpA	180,697	5,173,154
Prysmian SpA	263,900	5,625,735
TOTAL ITALY		10,798,889
Japan - 20.4%
Aeon Delight Co. Ltd.	146,700	3,504,318
Ain Pharmaciez, Inc.	71,500	3,329,488
Arc Land Sakamoto Co. Ltd.	172,100	3,811,433
Asahi Co. Ltd.	239,400	3,206,829
Broadleaf Co. Ltd.	283,800	5,347,218
Daiwa Industries Ltd.	446,000	3,104,279
Fuji Corp.	147,800	1,772,113
Fukuda Denshi Co. Ltd.	148,400	8,453,789
GMO Internet, Inc. (d)	753,000	8,215,912
Higashi Nihon House Co. Ltd.	1,224,500	6,128,229
Hoshizaki Electric Co. Ltd.	128,700	6,552,700
Iida Group Holdings Co. Ltd.	417,351	6,218,411
JSR Corp.	505,400	8,714,093
KAWAI Musical Instruments Manufacturing Co. Ltd.	2,344,000	4,642,945
Kinugawa Rubber Industrial Co. Ltd.	273,000	1,461,079
Kotobuki Spirits Co. Ltd. (d)	87,700	1,985,897
Leopalace21 Corp. (a)	1,366,700	6,084,333
Meitec Corp.	196,300	6,472,119
Miraca Holdings, Inc.	139,600	6,460,679
Mitani Shoji Co. Ltd.	234,300	6,514,457
Mitsubishi Pencil Co. Ltd.	32,900	1,044,209
Nakanishi, Inc.	97,500	4,130,371
Nitori Holdings Co. Ltd.	252,300	14,171,900
Nomura Real Estate Holdings, Inc.	149,500	2,777,720
Pal Co. Ltd.	71,000	2,005,898
Paramount Bed Holdings Co. Ltd.	182,000	5,425,658
Ricoh Leasing Co. Ltd.	248,400	7,183,036
San-Ai Oil Co. Ltd.	779,000	5,917,229
Takata Corp.	324,100	6,447,469
TFP Consulting Group Co. Ltd.	171,500	4,714,224
TKC Corp.	330,000	6,980,624
Tokyo Ohka Kogyo Co. Ltd.	275,200	6,588,144
Toshiba Plant Systems & Services Corp.	390,500	6,193,096
Toyo Suisan Kaisha Ltd.	195,000	5,914,774
Tsuruha Holdings, Inc.	340,600	19,551,998
Common Stocks - continued
	Shares	Value
Japan - continued
Uchiyama Holdings Co. Ltd.	497,800	$ 3,301,182
VT Holdings Co. Ltd.	1,214,200	6,510,582
Welcia Holdings Co. Ltd. (d)	55,200	3,534,430
TOTAL JAPAN		214,372,865
Korea (South) - 1.8%
Hy-Lok Corp.	120,010	3,938,046
KEPCO Plant Service & Engineering Co. Ltd.	87,244	6,275,993
Koh Young Technology, Inc.	159,703	4,053,257
Soulbrain Co. Ltd.	69,713	2,209,143
TK Corp. (a)	172,528	2,531,819
TOTAL KOREA (SOUTH)		19,008,258
Luxembourg - 1.2%
Grand City Properties SA (a)	1,009,573	12,572,379
Netherlands - 1.7%
Amsterdam Commodities NV	270,721	6,162,652
BinckBank NV	467,100	5,286,475
Ichor Coal NV (a)	317,000	2,016,275
IMCD Group BV	156,600	4,822,990
TOTAL NETHERLANDS		18,288,392
New Zealand - 1.9%
EBOS Group Ltd. (d)	1,408,656	12,110,131
Nuplex Industries Ltd.	2,942,865	7,424,893
TOTAL NEW ZEALAND		19,535,024
Norway - 1.7%
ABG Sundal Collier ASA (a)	6,803,251	6,027,998
Ekornes A/S	444,997	5,539,147
Kongsberg Gruppen ASA	282,200	6,441,846
TOTAL NORWAY		18,008,991
Singapore - 1.8%
Amtek Engineering Ltd.	6,985,000	3,466,626
Boustead Singapore Ltd.	2,261,000	3,329,364
Hour Glass Ltd.	2,293,000	3,409,089
Mapletree Industrial (REIT)	2,863,424	3,218,307
OSIM International Ltd.	1,572,000	3,606,006
Venture Corp. Ltd.	347,000	2,252,814
TOTAL SINGAPORE		19,282,206
Common Stocks - continued
	Shares	Value
South Africa - 2.1%
Blue Label Telecoms Ltd.	3,118,800	$ 2,326,812
Clicks Group Ltd.	1,736,037	10,633,490
Pinnacle Technology Holdings Ltd.	2,281,330	2,859,375
SA Corporate Real Estate Fund	17,242,106	6,753,413
TOTAL SOUTH AFRICA		22,573,090
Sweden - 0.3%
AddTech AB (B Shares)	204,656	3,263,483
Switzerland - 3.8%
Allied World Assurance Co. Holdings Ltd.	189,200	6,813,092
Clariant AG (Reg.)	307,372	5,743,248
Daetwyler Holdings AG	20,416	2,866,665
Pargesa Holding SA	111,676	9,462,506
Vontobel Holdings AG	227,903	8,175,667
VZ Holding AG	37,391	6,369,328
TOTAL SWITZERLAND		39,430,506
Taiwan - 0.7%
Pacific Hospital Supply Co. Ltd.	241,000	589,919
Tripod Technology Corp.	3,369,000	6,362,996
TOTAL TAIWAN		6,952,915
Thailand - 0.7%
Delta Electronics PCL (For. Reg.)	3,795,000	7,299,889
Turkey - 0.3%
Aygaz A/S	821,000	3,524,921
United Kingdom - 16.5%
Aberdeen Asset Management PLC	996,500	6,961,734
Alent PLC	494,300	2,791,492
AMEC PLC	513,481	9,865,436
Ashmore Group PLC (d)	1,091,793	6,539,937
BBA Aviation PLC	1,571,581	8,461,374
Bond International Software PLC	843,266	1,672,831
Brammer PLC	509,864	3,697,151
Brewin Dolphin Holding PLC	763,663	3,861,430
Cineworld Group PLC (d)	1,024,176	5,572,942
Close Brothers Group PLC	485,800	10,424,439
Countrywide PLC	951,700	8,347,093
Craneware PLC	645,474	5,748,451
Diploma PLC	551,052	5,954,183
Informa PLC	744,720	6,134,419
ITE Group PLC	964,200	3,267,113
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Luxfer Holdings PLC sponsored ADR	348,700	$ 6,628,787
Mears Group PLC	750,060	5,888,417
Meggitt PLC	1,487,855	12,773,243
Micro Focus International PLC	502,327	7,208,669
Moneysupermarket.com Group PLC	2,757,200	8,644,299
Morgan Advanced Materials PLC	560,608	2,971,930
Provident Financial PLC	236,878	8,506,322
Pureprofile Media PLC (a)(e)	1,108,572	860,937
Silverdell PLC (a)	12,644,400	213
Sinclair Pharma PLC (a)(d)	8,403,003	4,326,971
Spectris PLC	202,900	6,535,970
Spirent Communications PLC	4,227,000	7,343,401
Ultra Electronics Holdings PLC	416,244	12,466,692
TOTAL UNITED KINGDOM		173,455,876
United States of America - 1.7%
Dillard's, Inc. Class A	104,271	12,431,189
Integrated Silicon Solution, Inc.	343,130	5,016,561
Mudalla Technology, Inc. (Reg. S) (a)	996,527	17
YOU On Demand Holdings, Inc. warrants 8/30/17 (a)(e)	27,500	13
TOTAL UNITED STATES OF AMERICA		17,447,780
TOTAL COMMON STOCKS (Cost $959,944,128)		1,014,705,246
Investment Companies - 1.0%

United States of America - 1.0%
iShares MSCI EAFE Small Cap Index ETF (d) (Cost $10,448,566)	206,900	10,587,073
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	34,969,741	$ 34,969,741
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	15,408,618	15,408,618
TOTAL MONEY MARKET FUNDS (Cost $50,378,359)		50,378,359
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,020,771,053)		1,075,670,678
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(24,512,284)
NET ASSETS - 100%		$ 1,051,158,394
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $860,950 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
YOU On Demand Holdings, Inc. warrants 8/30/17	9/14/12	$ -
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,410
Fidelity Securities Lending Cash Central Fund	282,801
Total	$ 324,211
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 12,066,495	$ -	$ 12,052,911	$ 64,973	$ -
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 183,956,625	$ 69,851,801	$ 114,104,807	$ 17
Consumer Staples	69,056,193	29,923,751	39,132,442	-
Energy	59,588,575	50,341,982	9,246,593	-
Financials	194,076,502	148,665,244	45,411,258	-
Health Care	72,460,974	37,505,314	34,955,660	-
Industrials	204,748,639	133,272,566	71,475,860	213
Information Technology	125,297,895	79,248,367	45,161,030	888,498
Materials	95,716,966	69,077,771	26,639,194	1
Telecommunication Services	6,277,956	-	6,277,956	-
Utilities	3,524,921	3,524,921	-	-
Investment Companies	10,587,073	10,587,073	-	-
Money Market Funds	50,378,359	50,378,359	-	-
Total Investments in Securities:	$ 1,075,670,678	$ 682,377,149	$ 392,404,800	$ 888,729

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 27,220,061
Level 2 to Level 1	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 11,069,913
Net Realized Gain (Loss) on Investment Securities	(6,941,458)
Net Unrealized Gain (Loss) on Investment Securities	5,444,738
Cost of Purchases	-
Proceeds of Sales	(8,684,464)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 888,729
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2014	$ (1,311,922)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period and proceeds of sales. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $1,025,367,940. Net unrealized appreciation aggregated $50,302,738, of which $108,164,550 related to appreciated investment securities and $57,861,812 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® International
Small Cap Opportunities Fund

1.834740.108

AILS-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
Australia - 1.6%
DuluxGroup Ltd.	508,583	$ 2,581,915
Imdex Ltd. (a)	1,479,471	882,427
RCG Corp. Ltd.	3,726,715	2,266,270
Sydney Airport unit	665,862	2,641,393
TFS Corp. Ltd. (a)	1,484,406	2,381,374
TOTAL AUSTRALIA		10,753,379
Austria - 1.3%
Andritz AG	111,900	6,068,508
Zumtobel AG	139,181	2,871,035
TOTAL AUSTRIA		8,939,543
Belgium - 1.3%
Gimv NV	66,688	3,267,435
KBC Ancora (a)	172,738	5,343,141
TOTAL BELGIUM		8,610,576
Bermuda - 0.8%
Lazard Ltd. Class A	61,499	3,216,398
Vostok Nafta Investment Ltd. SDR (a)	296,909	2,173,597
TOTAL BERMUDA		5,389,995
Brazil - 0.3%
Arezzo Industria e Comercio SA	152,300	1,921,246
T4F Entretenimento SA (a)	19,200	43,076
TOTAL BRAZIL		1,964,322
British Virgin Islands - 0.5%
Gem Diamonds Ltd. (a)	1,097,698	3,604,559
Canada - 1.6%
Pason Systems, Inc.	263,200	6,708,239
ShawCor Ltd. Class A	80,700	4,084,774
TOTAL CANADA		10,793,013
Denmark - 1.8%
Jyske Bank A/S (Reg.) (a)	111,827	6,348,284
Spar Nord Bank A/S	521,369	5,664,815
TOTAL DENMARK		12,013,099
Finland - 0.7%
Tikkurila Oyj	194,620	4,935,876
France - 2.1%
Coface SA	127,100	1,875,530
Common Stocks - continued
	Shares	Value
France - continued
Laurent-Perrier Group SA	30,163	$ 2,807,089
Remy Cointreau SA (d)	20,673	1,692,765
Saft Groupe SA	52,716	1,944,737
Vetoquinol SA	55,184	2,499,100
Virbac SA	16,700	3,577,942
TOTAL FRANCE		14,397,163
Germany - 4.2%
alstria office REIT-AG	243,000	3,217,448
Bilfinger Berger AG	34,896	2,855,050
CompuGroup Medical AG	269,478	6,711,708
CTS Eventim AG	365,280	10,716,799
Fielmann AG	43,437	5,491,875
TOTAL GERMANY		28,992,880
Greece - 0.8%
Titan Cement Co. SA (Reg.)	187,080	5,761,718
India - 0.5%
Jyothy Laboratories Ltd.	1,116,294	3,336,372
Ireland - 2.0%
FBD Holdings PLC	240,328	4,601,900
James Hardie Industries PLC:
CDI	165,775	2,058,703
sponsored ADR	109,915	6,903,761
TOTAL IRELAND		13,564,364
Israel - 1.4%
Azrieli Group	86,005	2,801,523
Ituran Location & Control Ltd.	76,286	1,754,578
Sarine Technologies Ltd.	1,203,000	2,736,964
Strauss Group Ltd.	108,244	2,128,831
TOTAL ISRAEL		9,421,896
Italy - 3.8%
Azimut Holding SpA	389,473	10,075,840
Beni Stabili SpA SIIQ	8,681,989	7,062,563
Interpump Group SpA	702,943	8,984,478
TOTAL ITALY		26,122,881
Japan - 25.8%
Air Water, Inc.	121,000	1,935,156
Aozora Bank Ltd.	1,916,000	6,510,734
Common Stocks - continued
	Shares	Value
Japan - continued
Artnature, Inc. (d)	138,300	$ 4,055,135
Asahi Co. Ltd.	229,100	3,068,858
Autobacs Seven Co. Ltd.	202,000	3,305,244
Azbil Corp.	217,100	5,462,608
Coca-Cola Central Japan Co. Ltd.	225,900	6,037,840
Cosmos Pharmaceutical Corp.	31,300	3,835,704
Daiichikosho Co. Ltd.	28,200	836,518
Daikokutenbussan Co. Ltd.	168,700	4,842,933
Glory Ltd.	88,800	2,960,713
Goldcrest Co. Ltd.	316,330	6,306,415
Harmonic Drive Systems, Inc. (d)	126,900	4,860,602
Iida Group Holdings Co. Ltd.	205,282	3,058,643
Iwatsuka Confectionary Co. Ltd.	63,300	3,125,759
Kobayashi Pharmaceutical Co. Ltd.	71,500	4,432,372
Koshidaka Holdings Co. Ltd.	34,500	1,363,356
Kyoto Kimono Yuzen Co. Ltd.	79,300	780,298
Lasertec Corp. (a)	230,900	2,353,541
Meiko Network Japan Co. Ltd.	112,600	1,439,206
Miraial Co. Ltd.	73,200	1,232,317
Nabtesco Corp.	168,100	3,797,905
Nagaileben Co. Ltd.	285,600	5,759,312
ND Software Co. Ltd.	26,491	556,716
Nihon M&A Center, Inc.	68,900	1,929,651
Nihon Parkerizing Co. Ltd.	324,000	7,151,955
Nippon Seiki Co. Ltd.	150,000	2,947,363
NS Tool Co. Ltd.	17,800	375,073
OBIC Co. Ltd.	185,800	6,595,767
OSG Corp.	528,100	9,150,355
San-Ai Oil Co. Ltd.	326,000	2,476,273
Seven Bank Ltd.	1,963,800	7,880,794
SHO-BOND Holdings Co. Ltd.	178,000	7,539,594
Shoei Co. Ltd.	249,100	3,963,545
SK Kaken Co. Ltd.	32,000	2,700,238
Software Service, Inc.	62,900	3,238,927
Techno Medica Co. Ltd.	78,900	1,803,426
TFP Consulting Group Co. Ltd.	27,200	747,679
The Nippon Synthetic Chemical Industry Co. Ltd.	436,000	3,377,378
TKC Corp.	126,900	2,684,367
Tocalo Co. Ltd.	117,000	1,998,531
Tsutsumi Jewelry Co. Ltd.	81,000	2,068,886
USS Co. Ltd.	955,800	16,697,376
Common Stocks - continued
	Shares	Value
Japan - continued
Workman Co. Ltd.	76,400	$ 3,759,383
Yamato Kogyo Co. Ltd.	208,900	6,790,317
TOTAL JAPAN		177,794,763
Korea (South) - 2.3%
Bgf Retail (a)	43,738	2,722,491
Coway Co. Ltd.	113,533	9,784,935
Leeno Industrial, Inc.	102,751	3,564,073
TOTAL KOREA (SOUTH)		16,071,499
Mexico - 0.6%
Consorcio ARA S.A.B. de CV (a)	8,951,018	4,076,031
Netherlands - 3.6%
Aalberts Industries NV	319,501	9,760,892
ASM International NV (depositary receipt)	59,400	2,247,696
Heijmans NV (Certificaten Van Aandelen)	358,833	5,110,068
VastNed Retail NV	153,729	7,834,682
TOTAL NETHERLANDS		24,953,338
Philippines - 0.4%
Jollibee Food Corp.	737,170	2,979,200
South Africa - 1.3%
Alexander Forbes Group Holding (a)	857,491	695,717
Clicks Group Ltd.	853,287	5,226,512
Nampak Ltd.	802,700	3,054,198
TOTAL SOUTH AFRICA		8,976,427
Spain - 1.3%
Grifols SA	55,232	2,501,273
Prosegur Compania de Seguridad SA (Reg.)	989,178	6,702,268
TOTAL SPAIN		9,203,541
Sweden - 2.7%
Fagerhult AB	473,388	9,401,606
Intrum Justitia AB	307,134	9,416,781
TOTAL SWEDEN		18,818,387
Taiwan - 0.1%
Addcn Technology Co. Ltd.	66,000	820,337
Common Stocks - continued
	Shares	Value
Turkey - 1.0%
Albaraka Turk Katilim Bankasi A/S	3,466,046	$ 2,814,504
Coca-Cola Icecek Sanayi A/S	166,362	4,173,025
TOTAL TURKEY		6,987,529
United Kingdom - 19.6%
Advanced Computer Software Group PLC	1,077,100	2,173,069
Babcock International Group PLC	139,700	2,589,694
Bellway PLC	319,072	8,139,595
Berendsen PLC	580,963	10,269,393
Britvic PLC	566,971	6,714,878
Dechra Pharmaceuticals PLC	342,500	4,013,005
Derwent London PLC	99,710	4,504,789
Elementis PLC	1,608,710	7,333,160
Great Portland Estates PLC	614,789	6,632,489
H&T Group PLC	214,353	597,122
Hilton Food Group PLC	217,188	1,738,973
Informa PLC	816,781	6,728,001
InterContinental Hotel Group PLC ADR (d)	125,931	5,086,353
ITE Group PLC	873,800	2,960,800
Johnson Matthey PLC	93,475	4,669,712
Meggitt PLC	630,590	5,413,619
Persimmon PLC	171,863	3,635,658
Rotork PLC	116,700	5,455,611
Shaftesbury PLC	667,673	7,625,727
Spectris PLC	246,178	7,930,074
Spirax-Sarco Engineering PLC	228,421	10,504,920
Ted Baker PLC	126,700	3,653,542
Ultra Electronics Holdings PLC	205,058	6,141,578
Unite Group PLC	1,504,757	10,329,597
TOTAL UNITED KINGDOM		134,841,359
United States of America - 9.5%
ANSYS, Inc. (a)	19,085	1,468,400
Autoliv, Inc.	51,100	5,084,961
Broadridge Financial Solutions, Inc.	46,905	1,893,555
Dril-Quip, Inc. (a)	37,595	3,788,448
Evercore Partners, Inc. Class A	64,700	3,530,032
Kennedy-Wilson Holdings, Inc.	249,729	5,843,659
Martin Marietta Materials, Inc.	49,020	6,089,755
Mohawk Industries, Inc. (a)	45,800	5,714,466
Oceaneering International, Inc.	40,502	2,750,491
PriceSmart, Inc.	89,599	7,373,998
Common Stocks - continued
	Shares	Value
United States of America - continued
ResMed, Inc. (d)	64,100	$ 3,316,534
Solera Holdings, Inc.	144,056	9,219,584
SS&C Technologies Holdings, Inc. (a)	197,358	8,547,575
The Rubicon Project, Inc. (d)	78,300	932,553
TOTAL UNITED STATES OF AMERICA		65,554,011
TOTAL COMMON STOCKS (Cost $488,893,006)		639,678,058
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.8%
Sartorius AG (non-vtg.) (Cost $5,382,059)	47,279	5,659,187
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 0.11% (b)	38,932,745	38,932,745
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	5,546,400	5,546,400
TOTAL MONEY MARKET FUNDS (Cost $44,479,145)		44,479,145
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $538,754,210)		689,816,390
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,428,054)
NET ASSETS - 100%		$ 688,388,336
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,227
Fidelity Securities Lending Cash Central Fund	157,001
Total	$ 178,228
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 121,571,484	$ 63,252,403	$ 58,319,081	$ -
Consumer Staples	64,244,677	31,856,071	32,388,606	-
Energy	19,808,225	17,331,952	2,476,273	-
Financials	126,754,735	106,056,792	20,697,943	-
Health Care	41,810,199	30,451,818	11,358,381	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Industrials	$ 142,228,698	$ 103,490,238	$ 38,738,460	$ -
Information Technology	56,707,025	33,994,015	22,713,010	-
Materials	72,212,202	42,352,739	29,859,463	-
Money Market Funds	44,479,145	44,479,145	-	-
Total Investments in Securities:	$ 689,816,390	$ 473,265,173	$ 216,551,217	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period endedJuly 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 18,672,809
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $542,994,995. Net unrealized appreciation aggregated $146,821,395, of which $160,450,673 related to appreciated investment securities and $13,629,278 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap
Opportunities Fund

July 31, 2014

1.834743.108

ILS-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
Australia - 1.6%
DuluxGroup Ltd.	508,583	$ 2,581,915
Imdex Ltd. (a)	1,479,471	882,427
RCG Corp. Ltd.	3,726,715	2,266,270
Sydney Airport unit	665,862	2,641,393
TFS Corp. Ltd. (a)	1,484,406	2,381,374
TOTAL AUSTRALIA		10,753,379
Austria - 1.3%
Andritz AG	111,900	6,068,508
Zumtobel AG	139,181	2,871,035
TOTAL AUSTRIA		8,939,543
Belgium - 1.3%
Gimv NV	66,688	3,267,435
KBC Ancora (a)	172,738	5,343,141
TOTAL BELGIUM		8,610,576
Bermuda - 0.8%
Lazard Ltd. Class A	61,499	3,216,398
Vostok Nafta Investment Ltd. SDR (a)	296,909	2,173,597
TOTAL BERMUDA		5,389,995
Brazil - 0.3%
Arezzo Industria e Comercio SA	152,300	1,921,246
T4F Entretenimento SA (a)	19,200	43,076
TOTAL BRAZIL		1,964,322
British Virgin Islands - 0.5%
Gem Diamonds Ltd. (a)	1,097,698	3,604,559
Canada - 1.6%
Pason Systems, Inc.	263,200	6,708,239
ShawCor Ltd. Class A	80,700	4,084,774
TOTAL CANADA		10,793,013
Denmark - 1.8%
Jyske Bank A/S (Reg.) (a)	111,827	6,348,284
Spar Nord Bank A/S	521,369	5,664,815
TOTAL DENMARK		12,013,099
Finland - 0.7%
Tikkurila Oyj	194,620	4,935,876
France - 2.1%
Coface SA	127,100	1,875,530
Common Stocks - continued
	Shares	Value
France - continued
Laurent-Perrier Group SA	30,163	$ 2,807,089
Remy Cointreau SA (d)	20,673	1,692,765
Saft Groupe SA	52,716	1,944,737
Vetoquinol SA	55,184	2,499,100
Virbac SA	16,700	3,577,942
TOTAL FRANCE		14,397,163
Germany - 4.2%
alstria office REIT-AG	243,000	3,217,448
Bilfinger Berger AG	34,896	2,855,050
CompuGroup Medical AG	269,478	6,711,708
CTS Eventim AG	365,280	10,716,799
Fielmann AG	43,437	5,491,875
TOTAL GERMANY		28,992,880
Greece - 0.8%
Titan Cement Co. SA (Reg.)	187,080	5,761,718
India - 0.5%
Jyothy Laboratories Ltd.	1,116,294	3,336,372
Ireland - 2.0%
FBD Holdings PLC	240,328	4,601,900
James Hardie Industries PLC:
CDI	165,775	2,058,703
sponsored ADR	109,915	6,903,761
TOTAL IRELAND		13,564,364
Israel - 1.4%
Azrieli Group	86,005	2,801,523
Ituran Location & Control Ltd.	76,286	1,754,578
Sarine Technologies Ltd.	1,203,000	2,736,964
Strauss Group Ltd.	108,244	2,128,831
TOTAL ISRAEL		9,421,896
Italy - 3.8%
Azimut Holding SpA	389,473	10,075,840
Beni Stabili SpA SIIQ	8,681,989	7,062,563
Interpump Group SpA	702,943	8,984,478
TOTAL ITALY		26,122,881
Japan - 25.8%
Air Water, Inc.	121,000	1,935,156
Aozora Bank Ltd.	1,916,000	6,510,734
Common Stocks - continued
	Shares	Value
Japan - continued
Artnature, Inc. (d)	138,300	$ 4,055,135
Asahi Co. Ltd.	229,100	3,068,858
Autobacs Seven Co. Ltd.	202,000	3,305,244
Azbil Corp.	217,100	5,462,608
Coca-Cola Central Japan Co. Ltd.	225,900	6,037,840
Cosmos Pharmaceutical Corp.	31,300	3,835,704
Daiichikosho Co. Ltd.	28,200	836,518
Daikokutenbussan Co. Ltd.	168,700	4,842,933
Glory Ltd.	88,800	2,960,713
Goldcrest Co. Ltd.	316,330	6,306,415
Harmonic Drive Systems, Inc. (d)	126,900	4,860,602
Iida Group Holdings Co. Ltd.	205,282	3,058,643
Iwatsuka Confectionary Co. Ltd.	63,300	3,125,759
Kobayashi Pharmaceutical Co. Ltd.	71,500	4,432,372
Koshidaka Holdings Co. Ltd.	34,500	1,363,356
Kyoto Kimono Yuzen Co. Ltd.	79,300	780,298
Lasertec Corp. (a)	230,900	2,353,541
Meiko Network Japan Co. Ltd.	112,600	1,439,206
Miraial Co. Ltd.	73,200	1,232,317
Nabtesco Corp.	168,100	3,797,905
Nagaileben Co. Ltd.	285,600	5,759,312
ND Software Co. Ltd.	26,491	556,716
Nihon M&A Center, Inc.	68,900	1,929,651
Nihon Parkerizing Co. Ltd.	324,000	7,151,955
Nippon Seiki Co. Ltd.	150,000	2,947,363
NS Tool Co. Ltd.	17,800	375,073
OBIC Co. Ltd.	185,800	6,595,767
OSG Corp.	528,100	9,150,355
San-Ai Oil Co. Ltd.	326,000	2,476,273
Seven Bank Ltd.	1,963,800	7,880,794
SHO-BOND Holdings Co. Ltd.	178,000	7,539,594
Shoei Co. Ltd.	249,100	3,963,545
SK Kaken Co. Ltd.	32,000	2,700,238
Software Service, Inc.	62,900	3,238,927
Techno Medica Co. Ltd.	78,900	1,803,426
TFP Consulting Group Co. Ltd.	27,200	747,679
The Nippon Synthetic Chemical Industry Co. Ltd.	436,000	3,377,378
TKC Corp.	126,900	2,684,367
Tocalo Co. Ltd.	117,000	1,998,531
Tsutsumi Jewelry Co. Ltd.	81,000	2,068,886
USS Co. Ltd.	955,800	16,697,376
Common Stocks - continued
	Shares	Value
Japan - continued
Workman Co. Ltd.	76,400	$ 3,759,383
Yamato Kogyo Co. Ltd.	208,900	6,790,317
TOTAL JAPAN		177,794,763
Korea (South) - 2.3%
Bgf Retail (a)	43,738	2,722,491
Coway Co. Ltd.	113,533	9,784,935
Leeno Industrial, Inc.	102,751	3,564,073
TOTAL KOREA (SOUTH)		16,071,499
Mexico - 0.6%
Consorcio ARA S.A.B. de CV (a)	8,951,018	4,076,031
Netherlands - 3.6%
Aalberts Industries NV	319,501	9,760,892
ASM International NV (depositary receipt)	59,400	2,247,696
Heijmans NV (Certificaten Van Aandelen)	358,833	5,110,068
VastNed Retail NV	153,729	7,834,682
TOTAL NETHERLANDS		24,953,338
Philippines - 0.4%
Jollibee Food Corp.	737,170	2,979,200
South Africa - 1.3%
Alexander Forbes Group Holding (a)	857,491	695,717
Clicks Group Ltd.	853,287	5,226,512
Nampak Ltd.	802,700	3,054,198
TOTAL SOUTH AFRICA		8,976,427
Spain - 1.3%
Grifols SA	55,232	2,501,273
Prosegur Compania de Seguridad SA (Reg.)	989,178	6,702,268
TOTAL SPAIN		9,203,541
Sweden - 2.7%
Fagerhult AB	473,388	9,401,606
Intrum Justitia AB	307,134	9,416,781
TOTAL SWEDEN		18,818,387
Taiwan - 0.1%
Addcn Technology Co. Ltd.	66,000	820,337
Common Stocks - continued
	Shares	Value
Turkey - 1.0%
Albaraka Turk Katilim Bankasi A/S	3,466,046	$ 2,814,504
Coca-Cola Icecek Sanayi A/S	166,362	4,173,025
TOTAL TURKEY		6,987,529
United Kingdom - 19.6%
Advanced Computer Software Group PLC	1,077,100	2,173,069
Babcock International Group PLC	139,700	2,589,694
Bellway PLC	319,072	8,139,595
Berendsen PLC	580,963	10,269,393
Britvic PLC	566,971	6,714,878
Dechra Pharmaceuticals PLC	342,500	4,013,005
Derwent London PLC	99,710	4,504,789
Elementis PLC	1,608,710	7,333,160
Great Portland Estates PLC	614,789	6,632,489
H&T Group PLC	214,353	597,122
Hilton Food Group PLC	217,188	1,738,973
Informa PLC	816,781	6,728,001
InterContinental Hotel Group PLC ADR (d)	125,931	5,086,353
ITE Group PLC	873,800	2,960,800
Johnson Matthey PLC	93,475	4,669,712
Meggitt PLC	630,590	5,413,619
Persimmon PLC	171,863	3,635,658
Rotork PLC	116,700	5,455,611
Shaftesbury PLC	667,673	7,625,727
Spectris PLC	246,178	7,930,074
Spirax-Sarco Engineering PLC	228,421	10,504,920
Ted Baker PLC	126,700	3,653,542
Ultra Electronics Holdings PLC	205,058	6,141,578
Unite Group PLC	1,504,757	10,329,597
TOTAL UNITED KINGDOM		134,841,359
United States of America - 9.5%
ANSYS, Inc. (a)	19,085	1,468,400
Autoliv, Inc.	51,100	5,084,961
Broadridge Financial Solutions, Inc.	46,905	1,893,555
Dril-Quip, Inc. (a)	37,595	3,788,448
Evercore Partners, Inc. Class A	64,700	3,530,032
Kennedy-Wilson Holdings, Inc.	249,729	5,843,659
Martin Marietta Materials, Inc.	49,020	6,089,755
Mohawk Industries, Inc. (a)	45,800	5,714,466
Oceaneering International, Inc.	40,502	2,750,491
PriceSmart, Inc.	89,599	7,373,998
Common Stocks - continued
	Shares	Value
United States of America - continued
ResMed, Inc. (d)	64,100	$ 3,316,534
Solera Holdings, Inc.	144,056	9,219,584
SS&C Technologies Holdings, Inc. (a)	197,358	8,547,575
The Rubicon Project, Inc. (d)	78,300	932,553
TOTAL UNITED STATES OF AMERICA		65,554,011
TOTAL COMMON STOCKS (Cost $488,893,006)		639,678,058
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.8%
Sartorius AG (non-vtg.) (Cost $5,382,059)	47,279	5,659,187
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 0.11% (b)	38,932,745	38,932,745
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	5,546,400	5,546,400
TOTAL MONEY MARKET FUNDS (Cost $44,479,145)		44,479,145
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $538,754,210)		689,816,390
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,428,054)
NET ASSETS - 100%		$ 688,388,336
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,227
Fidelity Securities Lending Cash Central Fund	157,001
Total	$ 178,228
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 121,571,484	$ 63,252,403	$ 58,319,081	$ -
Consumer Staples	64,244,677	31,856,071	32,388,606	-
Energy	19,808,225	17,331,952	2,476,273	-
Financials	126,754,735	106,056,792	20,697,943	-
Health Care	41,810,199	30,451,818	11,358,381	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Industrials	$ 142,228,698	$ 103,490,238	$ 38,738,460	$ -
Information Technology	56,707,025	33,994,015	22,713,010	-
Materials	72,212,202	42,352,739	29,859,463	-
Money Market Funds	44,479,145	44,479,145	-	-
Total Investments in Securities:	$ 689,816,390	$ 473,265,173	$ 216,551,217	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period endedJuly 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 18,672,809
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $542,994,995. Net unrealized appreciation aggregated $146,821,395, of which $160,450,673 related to appreciated investment securities and $13,629,278 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Value Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Value Fund

1.834738.108

AFIV-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 5.6%
Ansell Ltd.	52,575	$ 922,990
Australia & New Zealand Banking Group Ltd.	115,846	3,616,901
Telstra Corp. Ltd.	236,519	1,199,413
Transurban Group unit	196,204	1,408,939
Westpac Banking Corp.	152,768	4,858,031
TOTAL AUSTRALIA		12,006,274
Bailiwick of Jersey - 1.0%
Shire PLC	14,100	1,160,548
Wolseley PLC	18,472	965,527
TOTAL BAILIWICK OF JERSEY		2,126,075
Belgium - 1.5%
Anheuser-Busch InBev SA NV	10,470	1,130,056
KBC Groupe SA (a)	18,082	984,731
UCB SA	11,900	1,093,757
TOTAL BELGIUM		3,208,544
Canada - 1.0%
Imperial Oil Ltd.	20,700	1,062,196
Potash Corp. of Saskatchewan, Inc.	29,300	1,040,219
TOTAL CANADA		2,102,415
Denmark - 1.0%
A.P. Moller - Maersk A/S Series B	694	1,619,026
Vestas Wind Systems A/S (a)	13,600	615,251
TOTAL DENMARK		2,234,277
Finland - 1.0%
Sampo Oyj (A Shares)	44,434	2,213,376
France - 15.3%
Arkema SA	8,900	827,316
Atos Origin SA	20,856	1,629,833
AXA SA	89,621	2,062,920
BNP Paribas SA	47,447	3,144,928
Cap Gemini SA	25,693	1,865,740
GDF Suez	80,178	2,066,725
Havas SA	155,466	1,217,834
Orange SA	106,600	1,669,283
Renault SA	14,445	1,206,397
Sanofi SA	50,325	5,283,667
Schneider Electric SA	14,005	1,185,590
Common Stocks - continued
	Shares	Value
France - continued
Total SA	134,663	$ 8,685,053
Vivendi SA	82,083	2,063,072
TOTAL FRANCE		32,908,358
Germany - 6.8%
Allianz SE	20,883	3,476,729
BASF AG	38,729	4,026,416
Bayer AG	13,303	1,762,100
Continental AG	6,666	1,442,459
Fresenius SE & Co. KGaA	9,700	1,453,445
GEA Group AG	21,588	972,590
Siemens AG	12,462	1,539,010
TOTAL GERMANY		14,672,749
Ireland - 0.7%
Actavis PLC (a)	7,000	1,499,820
Israel - 1.0%
Teva Pharmaceutical Industries Ltd. sponsored ADR	41,099	2,198,797
Italy - 1.0%
Intesa Sanpaolo SpA	317,600	943,152
Telecom Italia SpA (a)(d)	1,065,500	1,227,768
TOTAL ITALY		2,170,920
Japan - 18.9%
AEON Mall Co. Ltd.	34,400	806,112
Astellas Pharma, Inc.	133,000	1,803,561
Dentsu, Inc.	28,500	1,128,773
East Japan Railway Co.	19,300	1,546,067
Hitachi Ltd.	228,000	1,767,183
Honda Motor Co. Ltd.	85,200	2,965,903
Hoya Corp.	55,400	1,793,773
Itochu Corp.	215,800	2,747,725
Japan Tobacco, Inc.	89,800	3,158,045
KDDI Corp.	28,200	1,621,018
Mitsubishi Electric Corp.	82,000	1,082,526
Mitsubishi UFJ Financial Group, Inc.	690,300	4,070,909
Mitsui Fudosan Co. Ltd.	30,000	990,715
Mizuho Financial Group, Inc.	1,026,300	1,992,534
Nippon Telegraph & Telephone Corp.	45,000	2,988,193
OMRON Corp.	23,200	1,028,984
ORIX Corp.	110,000	1,777,741
Seven & i Holdings Co., Ltd.	56,300	2,342,959
Common Stocks - continued
	Shares	Value
Japan - continued
Seven Bank Ltd.	257,100	$ 1,031,751
SoftBank Corp.	14,700	1,056,758
Sony Financial Holdings, Inc.	70,400	1,152,972
Sumitomo Mitsui Trust Holdings, Inc.	396,000	1,723,276
TOTAL JAPAN		40,577,478
Korea (South) - 0.8%
Hyundai Motor Co.	7,029	1,663,726
Luxembourg - 0.4%
RTL Group SA	9,339	951,035
Netherlands - 1.7%
ING Groep NV (Certificaten Van Aandelen) (a)	150,990	1,960,996
Reed Elsevier NV	27,639	622,693
Unilever NV (Certificaten Van Aandelen) (Bearer)	24,731	1,017,829
TOTAL NETHERLANDS		3,601,518
Norway - 0.9%
Statoil ASA	68,200	1,948,786
Singapore - 0.8%
Singapore Telecommunications Ltd.	502,000	1,632,757
Spain - 2.9%
Amadeus IT Holding SA Class A	29,562	1,167,757
Banco Bilbao Vizcaya Argentaria SA	204,400	2,512,629
Iberdrola SA	256,000	1,908,007
International Consolidated Airlines Group SA CDI (a)	116,564	650,998
TOTAL SPAIN		6,239,391
Sweden - 2.3%
Meda AB (A Shares)	56,100	905,154
Nordea Bank AB	204,600	2,752,440
Svenska Cellulosa AB (SCA) (B Shares)	53,065	1,311,586
TOTAL SWEDEN		4,969,180
Switzerland - 6.6%
Nestle SA	56,090	4,152,908
Novartis AG	68,352	5,946,531
Roche Holding AG (participation certificate)	4,927	1,429,844
Syngenta AG (Switzerland)	2,661	942,671
UBS AG (NY Shares)	94,358	1,620,127
TOTAL SWITZERLAND		14,092,081
Common Stocks - continued
	Shares	Value
United Kingdom - 23.7%
AstraZeneca PLC (United Kingdom)	48,282	$ 3,525,383
BAE Systems PLC	295,129	2,131,583
Barclays PLC	672,490	2,549,203
BG Group PLC	69,900	1,378,376
BHP Billiton PLC	133,199	4,543,688
BT Group PLC	224,078	1,467,017
Bunzl PLC	69,014	1,853,775
Compass Group PLC	125,839	2,055,492
GlaxoSmithKline PLC	43,839	1,056,465
HSBC Holdings PLC sponsored ADR (d)	99,942	5,335,903
Imperial Tobacco Group PLC	67,862	2,945,631
Informa PLC	142,129	1,170,747
ITV PLC	556,896	1,962,213
Jazztel PLC (a)	36,100	486,781
Liberty Global PLC Class A (a)	24,800	1,031,680
National Grid PLC	244,281	3,479,352
Next PLC	9,500	1,085,830
Prudential PLC	75,847	1,743,257
Reed Elsevier PLC	119,834	1,931,104
Royal Dutch Shell PLC Class A sponsored ADR	56,779	4,646,226
Standard Chartered PLC (United Kingdom)	40,094	833,949
Vodafone Group PLC sponsored ADR	110,858	3,682,703
TOTAL UNITED KINGDOM		50,896,358
United States of America - 2.0%
AbbVie, Inc.	29,242	1,530,526
Cabot Corp.	18,356	961,671
ResMed, Inc. CDI (d)	208,269	1,056,545
T-Mobile U.S., Inc. (a)	23,600	777,384
TOTAL UNITED STATES OF AMERICA		4,326,126
TOTAL COMMON STOCKS (Cost $197,564,126)		208,240,041
Nonconvertible Preferred Stocks - 1.1%

Germany - 1.1%
Volkswagen AG (Cost $2,275,305)	10,431	2,438,050
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	4,701,778	$ 4,701,778
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	3,851,620	3,851,620
TOTAL MONEY MARKET FUNDS (Cost $8,553,398)		8,553,398
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $208,392,829)		219,231,489
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(4,364,326)
NET ASSETS - 100%		$ 214,867,163
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,974
Fidelity Securities Lending Cash Central Fund	147,735
Total	$ 150,709
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 22,873,936	$ 17,115,534	$ 5,758,402	$ -
Consumer Staples	16,059,014	4,257,217	11,801,797	-
Energy	17,720,637	5,708,422	12,012,215	-
Financials	54,155,282	18,948,374	35,206,908	-
Health Care	32,629,133	10,443,599	22,185,534	-
Industrials	18,318,607	9,994,340	8,324,267	-
Information Technology	9,253,270	4,663,330	4,589,940	-
Materials	12,341,981	6,855,622	5,486,359	-
Telecommunication Services	19,872,147	7,009,940	12,862,207	-
Utilities	7,454,084	3,974,732	3,479,352	-
Money Market Funds	8,553,398	8,553,398	-	-
Total Investments in Securities:	$ 219,231,489	$ 97,524,508	$ 121,706,981	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 18,553,193
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $209,376,132. Net unrealized appreciation aggregated $9,855,357, of which $19,321,141 related to appreciated investment securities and $9,465,784 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International
Value Fund

July 31, 2014

1.834741.108

FIV-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 5.6%
Ansell Ltd.	52,575	$ 922,990
Australia & New Zealand Banking Group Ltd.	115,846	3,616,901
Telstra Corp. Ltd.	236,519	1,199,413
Transurban Group unit	196,204	1,408,939
Westpac Banking Corp.	152,768	4,858,031
TOTAL AUSTRALIA		12,006,274
Bailiwick of Jersey - 1.0%
Shire PLC	14,100	1,160,548
Wolseley PLC	18,472	965,527
TOTAL BAILIWICK OF JERSEY		2,126,075
Belgium - 1.5%
Anheuser-Busch InBev SA NV	10,470	1,130,056
KBC Groupe SA (a)	18,082	984,731
UCB SA	11,900	1,093,757
TOTAL BELGIUM		3,208,544
Canada - 1.0%
Imperial Oil Ltd.	20,700	1,062,196
Potash Corp. of Saskatchewan, Inc.	29,300	1,040,219
TOTAL CANADA		2,102,415
Denmark - 1.0%
A.P. Moller - Maersk A/S Series B	694	1,619,026
Vestas Wind Systems A/S (a)	13,600	615,251
TOTAL DENMARK		2,234,277
Finland - 1.0%
Sampo Oyj (A Shares)	44,434	2,213,376
France - 15.3%
Arkema SA	8,900	827,316
Atos Origin SA	20,856	1,629,833
AXA SA	89,621	2,062,920
BNP Paribas SA	47,447	3,144,928
Cap Gemini SA	25,693	1,865,740
GDF Suez	80,178	2,066,725
Havas SA	155,466	1,217,834
Orange SA	106,600	1,669,283
Renault SA	14,445	1,206,397
Sanofi SA	50,325	5,283,667
Schneider Electric SA	14,005	1,185,590
Common Stocks - continued
	Shares	Value
France - continued
Total SA	134,663	$ 8,685,053
Vivendi SA	82,083	2,063,072
TOTAL FRANCE		32,908,358
Germany - 6.8%
Allianz SE	20,883	3,476,729
BASF AG	38,729	4,026,416
Bayer AG	13,303	1,762,100
Continental AG	6,666	1,442,459
Fresenius SE & Co. KGaA	9,700	1,453,445
GEA Group AG	21,588	972,590
Siemens AG	12,462	1,539,010
TOTAL GERMANY		14,672,749
Ireland - 0.7%
Actavis PLC (a)	7,000	1,499,820
Israel - 1.0%
Teva Pharmaceutical Industries Ltd. sponsored ADR	41,099	2,198,797
Italy - 1.0%
Intesa Sanpaolo SpA	317,600	943,152
Telecom Italia SpA (a)(d)	1,065,500	1,227,768
TOTAL ITALY		2,170,920
Japan - 18.9%
AEON Mall Co. Ltd.	34,400	806,112
Astellas Pharma, Inc.	133,000	1,803,561
Dentsu, Inc.	28,500	1,128,773
East Japan Railway Co.	19,300	1,546,067
Hitachi Ltd.	228,000	1,767,183
Honda Motor Co. Ltd.	85,200	2,965,903
Hoya Corp.	55,400	1,793,773
Itochu Corp.	215,800	2,747,725
Japan Tobacco, Inc.	89,800	3,158,045
KDDI Corp.	28,200	1,621,018
Mitsubishi Electric Corp.	82,000	1,082,526
Mitsubishi UFJ Financial Group, Inc.	690,300	4,070,909
Mitsui Fudosan Co. Ltd.	30,000	990,715
Mizuho Financial Group, Inc.	1,026,300	1,992,534
Nippon Telegraph & Telephone Corp.	45,000	2,988,193
OMRON Corp.	23,200	1,028,984
ORIX Corp.	110,000	1,777,741
Seven & i Holdings Co., Ltd.	56,300	2,342,959
Common Stocks - continued
	Shares	Value
Japan - continued
Seven Bank Ltd.	257,100	$ 1,031,751
SoftBank Corp.	14,700	1,056,758
Sony Financial Holdings, Inc.	70,400	1,152,972
Sumitomo Mitsui Trust Holdings, Inc.	396,000	1,723,276
TOTAL JAPAN		40,577,478
Korea (South) - 0.8%
Hyundai Motor Co.	7,029	1,663,726
Luxembourg - 0.4%
RTL Group SA	9,339	951,035
Netherlands - 1.7%
ING Groep NV (Certificaten Van Aandelen) (a)	150,990	1,960,996
Reed Elsevier NV	27,639	622,693
Unilever NV (Certificaten Van Aandelen) (Bearer)	24,731	1,017,829
TOTAL NETHERLANDS		3,601,518
Norway - 0.9%
Statoil ASA	68,200	1,948,786
Singapore - 0.8%
Singapore Telecommunications Ltd.	502,000	1,632,757
Spain - 2.9%
Amadeus IT Holding SA Class A	29,562	1,167,757
Banco Bilbao Vizcaya Argentaria SA	204,400	2,512,629
Iberdrola SA	256,000	1,908,007
International Consolidated Airlines Group SA CDI (a)	116,564	650,998
TOTAL SPAIN		6,239,391
Sweden - 2.3%
Meda AB (A Shares)	56,100	905,154
Nordea Bank AB	204,600	2,752,440
Svenska Cellulosa AB (SCA) (B Shares)	53,065	1,311,586
TOTAL SWEDEN		4,969,180
Switzerland - 6.6%
Nestle SA	56,090	4,152,908
Novartis AG	68,352	5,946,531
Roche Holding AG (participation certificate)	4,927	1,429,844
Syngenta AG (Switzerland)	2,661	942,671
UBS AG (NY Shares)	94,358	1,620,127
TOTAL SWITZERLAND		14,092,081
Common Stocks - continued
	Shares	Value
United Kingdom - 23.7%
AstraZeneca PLC (United Kingdom)	48,282	$ 3,525,383
BAE Systems PLC	295,129	2,131,583
Barclays PLC	672,490	2,549,203
BG Group PLC	69,900	1,378,376
BHP Billiton PLC	133,199	4,543,688
BT Group PLC	224,078	1,467,017
Bunzl PLC	69,014	1,853,775
Compass Group PLC	125,839	2,055,492
GlaxoSmithKline PLC	43,839	1,056,465
HSBC Holdings PLC sponsored ADR (d)	99,942	5,335,903
Imperial Tobacco Group PLC	67,862	2,945,631
Informa PLC	142,129	1,170,747
ITV PLC	556,896	1,962,213
Jazztel PLC (a)	36,100	486,781
Liberty Global PLC Class A (a)	24,800	1,031,680
National Grid PLC	244,281	3,479,352
Next PLC	9,500	1,085,830
Prudential PLC	75,847	1,743,257
Reed Elsevier PLC	119,834	1,931,104
Royal Dutch Shell PLC Class A sponsored ADR	56,779	4,646,226
Standard Chartered PLC (United Kingdom)	40,094	833,949
Vodafone Group PLC sponsored ADR	110,858	3,682,703
TOTAL UNITED KINGDOM		50,896,358
United States of America - 2.0%
AbbVie, Inc.	29,242	1,530,526
Cabot Corp.	18,356	961,671
ResMed, Inc. CDI (d)	208,269	1,056,545
T-Mobile U.S., Inc. (a)	23,600	777,384
TOTAL UNITED STATES OF AMERICA		4,326,126
TOTAL COMMON STOCKS (Cost $197,564,126)		208,240,041
Nonconvertible Preferred Stocks - 1.1%

Germany - 1.1%
Volkswagen AG (Cost $2,275,305)	10,431	2,438,050
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	4,701,778	$ 4,701,778
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	3,851,620	3,851,620
TOTAL MONEY MARKET FUNDS (Cost $8,553,398)		8,553,398
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $208,392,829)		219,231,489
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(4,364,326)
NET ASSETS - 100%		$ 214,867,163
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,974
Fidelity Securities Lending Cash Central Fund	147,735
Total	$ 150,709
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 22,873,936	$ 17,115,534	$ 5,758,402	$ -
Consumer Staples	16,059,014	4,257,217	11,801,797	-
Energy	17,720,637	5,708,422	12,012,215	-
Financials	54,155,282	18,948,374	35,206,908	-
Health Care	32,629,133	10,443,599	22,185,534	-
Industrials	18,318,607	9,994,340	8,324,267	-
Information Technology	9,253,270	4,663,330	4,589,940	-
Materials	12,341,981	6,855,622	5,486,359	-
Telecommunication Services	19,872,147	7,009,940	12,862,207	-
Utilities	7,454,084	3,974,732	3,479,352	-
Money Market Funds	8,553,398	8,553,398	-	-
Total Investments in Securities:	$ 219,231,489	$ 97,524,508	$ 121,706,981	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 18,553,193
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $209,376,132. Net unrealized appreciation aggregated $9,855,357, of which $19,321,141 related to appreciated investment securities and $9,465,784 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Japan Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Japan Fund

1.917404.103

AJPNA-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 21.9%
Auto Components - 2.3%
Bridgestone Corp.	240,300	$ 8,672,515
Takata Corp.	141,200	2,808,956
		11,481,471
Automobiles - 10.1%
Honda Motor Co. Ltd.	557,800	19,417,617
Mazda Motor Corp.	326,600	7,847,310
Suzuki Motor Corp.	383,000	12,780,715
Toyota Motor Corp.	176,800	10,438,282
		50,483,924
Household Durables - 1.0%
Iida Group Holdings Co. Ltd.	339,400	5,056,963
Internet & Catalog Retail - 4.0%
Rakuten, Inc.	1,496,900	19,658,752
Leisure Products - 0.8%
Sega Sammy Holdings, Inc.	213,800	4,229,285
Media - 0.7%
Fuji Media Holdings, Inc.	221,700	3,540,604
Multiline Retail - 3.0%
Don Quijote Holdings Co. Ltd.	139,300	7,526,923
Ryohin Keikaku Co. Ltd.	60,100	7,253,507
		14,780,430
TOTAL CONSUMER DISCRETIONARY		109,231,429
CONSUMER STAPLES - 7.5%
Food & Staples Retailing - 1.7%
Seven & i Holdings Co., Ltd.	199,100	8,285,668
Tobacco - 5.8%
Japan Tobacco, Inc.	821,300	28,883,103
TOTAL CONSUMER STAPLES		37,168,771
ENERGY - 1.8%
Energy Equipment & Services - 0.6%
Modec, Inc. (d)	114,400	2,860,588
Oil, Gas & Consumable Fuels - 1.2%
INPEX Corp.	395,700	5,864,534
TOTAL ENERGY		8,725,122
FINANCIALS - 18.5%
Banks - 5.8%
Mitsubishi UFJ Financial Group, Inc.	3,069,200	18,100,005
Mizuho Financial Group, Inc.	4,880,700	9,475,747
Shinsei Bank Ltd.	753,000	1,592,238
		29,167,990
Capital Markets - 0.8%
Monex Group, Inc.	1,190,400	3,824,267

	Shares	Value
Consumer Finance - 1.0%
ACOM Co. Ltd. (a)(d)	1,246,300	$ 4,907,301
Diversified Financial Services - 4.0%
Japan Exchange Group, Inc.	255,300	5,808,452
ORIX Corp.	860,800	13,911,632
		19,720,084
Insurance - 2.1%
Tokio Marine Holdings, Inc.	341,500	10,739,075
Real Estate Investment Trusts - 0.1%
Kenedix Residential Investment Corp.	219	510,368
Real Estate Management & Development - 4.7%
AEON Mall Co. Ltd.	282,700	6,624,649
Mitsui Fudosan Co. Ltd.	507,000	16,743,076
		23,367,725
TOTAL FINANCIALS		92,236,810
HEALTH CARE - 7.5%
Health Care Providers & Services - 2.9%
Message Co. Ltd.	243,700	9,512,384
Miraca Holdings, Inc.	104,100	4,817,741
		14,330,125
Pharmaceuticals - 4.6%
Astellas Pharma, Inc.	1,679,000	22,768,256
TOTAL HEALTH CARE		37,098,381
INDUSTRIALS - 16.6%
Construction & Engineering - 1.2%
Toshiba Plant Systems & Services Corp.	386,100	6,123,315
Electrical Equipment - 3.2%
Mitsubishi Electric Corp.	641,000	8,462,184
Sumitomo Electric Industries Ltd.	505,100	7,403,497
		15,865,681
Machinery - 3.3%
Komatsu Ltd.	358,700	7,955,001
Makita Corp.	142,400	8,422,534
		16,377,535
Road & Rail - 4.2%
East Japan Railway Co.	262,400	21,020,100
Trading Companies & Distributors - 4.7%
Mitsui & Co. Ltd.	985,900	15,811,271
Sumitomo Corp.	571,000	7,524,671
		23,335,942
TOTAL INDUSTRIALS		82,722,573
INFORMATION TECHNOLOGY - 12.3%
Electronic Equipment & Components - 9.2%
Azbil Corp.	207,200	5,213,507
Hitachi Ltd.	1,616,000	12,525,297
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Hoya Corp.	599,300	$ 19,404,474
Shimadzu Corp.	902,000	8,633,652
		45,776,930
Internet Software & Services - 2.7%
Kakaku.com, Inc.	627,200	10,614,747
NAVER Corp.	4,267	3,046,393
		13,661,140
Technology Hardware, Storage & Peripherals - 0.4%
Wacom Co. Ltd. (d)	409,400	1,877,024
TOTAL INFORMATION TECHNOLOGY		61,315,094
MATERIALS - 3.8%
Chemicals - 2.7%
JSR Corp.	289,800	4,996,723
Shin-Etsu Chemical Co., Ltd.	134,800	8,550,120
		13,546,843
Metals & Mining - 1.1%
Nippon Steel & Sumitomo Metal Corp.	1,777,000	5,365,940
TOTAL MATERIALS		18,912,783
TELECOMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 2.4%
Nippon Telegraph & Telephone Corp.	180,400	11,979,336
Wireless Telecommunication Services - 6.0%
KDDI Corp.	252,800	14,531,683
SoftBank Corp.	212,300	15,261,879
		29,793,562
TOTAL TELECOMMUNICATION SERVICES		41,772,898

	Shares	Value
UTILITIES - 1.6%
Electric Utilities - 1.6%
Kansai Electric Power Co., Inc. (a)	867,400	$ 7,922,974
TOTAL COMMON STOCKS (Cost $477,516,873)		497,106,835
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.11% (b)	2,521,737	2,521,737
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	6,239,635	6,239,635
TOTAL MONEY MARKET FUNDS (Cost $8,761,372)		8,761,372
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $486,278,245)		505,868,207
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(8,159,032)
NET ASSETS - 100%		$ 497,709,175
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,896
Fidelity Securities Lending Cash Central Fund	34,018
Total	$ 36,914
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 109,231,429	$ -	$ 109,231,429	$ -
Consumer Staples	37,168,771	-	37,168,771	-
Energy	8,725,122	-	8,725,122	-
Financials	92,236,810	510,368	91,726,442	-
Health Care	37,098,381	-	37,098,381	-
Industrials	82,722,573	-	82,722,573	-
Information Technology	61,315,094	-	61,315,094	-
Materials	18,912,783	-	18,912,783	-
Telecommunication Services	41,772,898	-	41,772,898	-
Utilities	7,922,974	-	7,922,974	-
Money Market Funds	8,761,372	8,761,372	-	-
Total Investments in Securities:	$ 505,868,207	$ 9,271,740	$ 496,596,467	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $492,691,125. Net unrealized appreciation aggregated $13,177,082, of which $32,726,661 related to appreciated investment securities and $19,549,579 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Fund

July 31, 2014

1.804854.110

JPN-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 21.9%
Auto Components - 2.3%
Bridgestone Corp.	240,300	$ 8,672,515
Takata Corp.	141,200	2,808,956
		11,481,471
Automobiles - 10.1%
Honda Motor Co. Ltd.	557,800	19,417,617
Mazda Motor Corp.	326,600	7,847,310
Suzuki Motor Corp.	383,000	12,780,715
Toyota Motor Corp.	176,800	10,438,282
		50,483,924
Household Durables - 1.0%
Iida Group Holdings Co. Ltd.	339,400	5,056,963
Internet & Catalog Retail - 4.0%
Rakuten, Inc.	1,496,900	19,658,752
Leisure Products - 0.8%
Sega Sammy Holdings, Inc.	213,800	4,229,285
Media - 0.7%
Fuji Media Holdings, Inc.	221,700	3,540,604
Multiline Retail - 3.0%
Don Quijote Holdings Co. Ltd.	139,300	7,526,923
Ryohin Keikaku Co. Ltd.	60,100	7,253,507
		14,780,430
TOTAL CONSUMER DISCRETIONARY		109,231,429
CONSUMER STAPLES - 7.5%
Food & Staples Retailing - 1.7%
Seven & i Holdings Co., Ltd.	199,100	8,285,668
Tobacco - 5.8%
Japan Tobacco, Inc.	821,300	28,883,103
TOTAL CONSUMER STAPLES		37,168,771
ENERGY - 1.8%
Energy Equipment & Services - 0.6%
Modec, Inc. (d)	114,400	2,860,588
Oil, Gas & Consumable Fuels - 1.2%
INPEX Corp.	395,700	5,864,534
TOTAL ENERGY		8,725,122
FINANCIALS - 18.5%
Banks - 5.8%
Mitsubishi UFJ Financial Group, Inc.	3,069,200	18,100,005
Mizuho Financial Group, Inc.	4,880,700	9,475,747
Shinsei Bank Ltd.	753,000	1,592,238
		29,167,990
Capital Markets - 0.8%
Monex Group, Inc.	1,190,400	3,824,267

	Shares	Value
Consumer Finance - 1.0%
ACOM Co. Ltd. (a)(d)	1,246,300	$ 4,907,301
Diversified Financial Services - 4.0%
Japan Exchange Group, Inc.	255,300	5,808,452
ORIX Corp.	860,800	13,911,632
		19,720,084
Insurance - 2.1%
Tokio Marine Holdings, Inc.	341,500	10,739,075
Real Estate Investment Trusts - 0.1%
Kenedix Residential Investment Corp.	219	510,368
Real Estate Management & Development - 4.7%
AEON Mall Co. Ltd.	282,700	6,624,649
Mitsui Fudosan Co. Ltd.	507,000	16,743,076
		23,367,725
TOTAL FINANCIALS		92,236,810
HEALTH CARE - 7.5%
Health Care Providers & Services - 2.9%
Message Co. Ltd.	243,700	9,512,384
Miraca Holdings, Inc.	104,100	4,817,741
		14,330,125
Pharmaceuticals - 4.6%
Astellas Pharma, Inc.	1,679,000	22,768,256
TOTAL HEALTH CARE		37,098,381
INDUSTRIALS - 16.6%
Construction & Engineering - 1.2%
Toshiba Plant Systems & Services Corp.	386,100	6,123,315
Electrical Equipment - 3.2%
Mitsubishi Electric Corp.	641,000	8,462,184
Sumitomo Electric Industries Ltd.	505,100	7,403,497
		15,865,681
Machinery - 3.3%
Komatsu Ltd.	358,700	7,955,001
Makita Corp.	142,400	8,422,534
		16,377,535
Road & Rail - 4.2%
East Japan Railway Co.	262,400	21,020,100
Trading Companies & Distributors - 4.7%
Mitsui & Co. Ltd.	985,900	15,811,271
Sumitomo Corp.	571,000	7,524,671
		23,335,942
TOTAL INDUSTRIALS		82,722,573
INFORMATION TECHNOLOGY - 12.3%
Electronic Equipment & Components - 9.2%
Azbil Corp.	207,200	5,213,507
Hitachi Ltd.	1,616,000	12,525,297
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Hoya Corp.	599,300	$ 19,404,474
Shimadzu Corp.	902,000	8,633,652
		45,776,930
Internet Software & Services - 2.7%
Kakaku.com, Inc.	627,200	10,614,747
NAVER Corp.	4,267	3,046,393
		13,661,140
Technology Hardware, Storage & Peripherals - 0.4%
Wacom Co. Ltd. (d)	409,400	1,877,024
TOTAL INFORMATION TECHNOLOGY		61,315,094
MATERIALS - 3.8%
Chemicals - 2.7%
JSR Corp.	289,800	4,996,723
Shin-Etsu Chemical Co., Ltd.	134,800	8,550,120
		13,546,843
Metals & Mining - 1.1%
Nippon Steel & Sumitomo Metal Corp.	1,777,000	5,365,940
TOTAL MATERIALS		18,912,783
TELECOMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 2.4%
Nippon Telegraph & Telephone Corp.	180,400	11,979,336
Wireless Telecommunication Services - 6.0%
KDDI Corp.	252,800	14,531,683
SoftBank Corp.	212,300	15,261,879
		29,793,562
TOTAL TELECOMMUNICATION SERVICES		41,772,898

	Shares	Value
UTILITIES - 1.6%
Electric Utilities - 1.6%
Kansai Electric Power Co., Inc. (a)	867,400	$ 7,922,974
TOTAL COMMON STOCKS (Cost $477,516,873)		497,106,835
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.11% (b)	2,521,737	2,521,737
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	6,239,635	6,239,635
TOTAL MONEY MARKET FUNDS (Cost $8,761,372)		8,761,372
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $486,278,245)		505,868,207
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(8,159,032)
NET ASSETS - 100%		$ 497,709,175
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,896
Fidelity Securities Lending Cash Central Fund	34,018
Total	$ 36,914
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 109,231,429	$ -	$ 109,231,429	$ -
Consumer Staples	37,168,771	-	37,168,771	-
Energy	8,725,122	-	8,725,122	-
Financials	92,236,810	510,368	91,726,442	-
Health Care	37,098,381	-	37,098,381	-
Industrials	82,722,573	-	82,722,573	-
Information Technology	61,315,094	-	61,315,094	-
Materials	18,912,783	-	18,912,783	-
Telecommunication Services	41,772,898	-	41,772,898	-
Utilities	7,922,974	-	7,922,974	-
Money Market Funds	8,761,372	8,761,372	-	-
Total Investments in Securities:	$ 505,868,207	$ 9,271,740	$ 496,596,467	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $492,691,125. Net unrealized appreciation aggregated $13,177,082, of which $32,726,661 related to appreciated investment securities and $19,549,579 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Smaller Companies Fund

July 31, 2014

1.804823.110

JSC-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 23.2%
Auto Components - 3.6%
Kinugawa Rubber Industrial Co. Ltd.	1,177,000	$ 6,299,230
NHK Spring Co. Ltd.	553,600	5,421,422
Sumitomo Rubber Industries Ltd.	357,800	5,182,484
		16,903,136
Automobiles - 1.3%
Daihatsu Motor Co. Ltd.	354,300	6,288,856
Distributors - 1.2%
Central Automotive Products Ltd.	382,000	2,712,418
Chori Co. Ltd.	222,800	2,815,474
		5,527,892
Diversified Consumer Services - 1.1%
Asante, Inc.	415,400	5,324,435
Hotels, Restaurants & Leisure - 3.1%
BRONCO BILLY Co. Ltd.	110,200	4,018,818
Koshidaka Holdings Co. Ltd.	140,300	5,544,314
St. Marc Holdings Co. Ltd.	90,800	4,952,423
		14,515,555
Household Durables - 1.2%
Higashi Nihon House Co. Ltd.	1,159,600	5,803,425
Leisure Products - 0.6%
KAWAI Musical Instruments Manufacturing Co. Ltd.	1,358,000	2,689,898
Media - 2.1%
Daiichikosho Co. Ltd.	242,500	7,193,464
Proto Corp.	173,400	2,500,262
		9,693,726
Specialty Retail - 7.9%
Arc Land Sakamoto Co. Ltd.	119,500	2,646,521
Asahi Co. Ltd.	360,400	4,827,658
Fuji Corp.	224,200	2,688,144
K's Denki Corp.	162,600	4,648,628
Nitori Holdings Co. Ltd.	110,800	6,223,728
Pal Co. Ltd.	205,500	5,805,804
Shimamura Co. Ltd.	49,800	4,938,616
VT Holdings Co. Ltd.	905,100	4,853,177
		36,632,276
Textiles, Apparel & Luxury Goods - 1.1%
Descente Ltd.	525,000	4,560,479
Jichodo Co. Ltd.	40,000	427,409
		4,987,888
TOTAL CONSUMER DISCRETIONARY		108,367,087
CONSUMER STAPLES - 7.0%
Beverages - 1.7%
Kirin Holdings Co. Ltd.	207,300	2,905,777
Oenon Holdings, Inc.	2,156,000	5,124,735
		8,030,512

	Shares	Value
Food & Staples Retailing - 3.2%
Kato Sangyo	255,800	$ 5,686,506
Mitsubishi Shokuhin Co. Ltd.	120,800	2,940,913
San-A Co. Ltd.	96,100	3,118,413
Sogo Medical Co. Ltd.	66,400	3,232,485
		14,978,317
Food Products - 1.9%
Kotobuki Spirits Co. Ltd.	138,800	3,143,015
Rokko Butter Co. Ltd.	229,100	1,981,477
Toyo Suisan Kaisha Ltd.	114,000	3,457,868
		8,582,360
Tobacco - 0.2%
Japan Tobacco, Inc.	26,800	942,490
TOTAL CONSUMER STAPLES		32,533,679
ENERGY - 1.7%
Energy Equipment & Services - 0.8%
Shinko Plantech Co. Ltd.	497,100	3,741,176
Oil, Gas & Consumable Fuels - 0.9%
San-Ai Oil Co. Ltd.	532,000	4,041,035
TOTAL ENERGY		7,782,211
FINANCIALS - 9.6%
Banks - 2.4%
Fukuoka Financial Group, Inc.	1,596,000	8,164,703
Sumitomo Mitsui Financial Group, Inc.	71,900	2,930,966
		11,095,669
Capital Markets - 0.8%
Kyokuto Securities Co. Ltd.	210,400	3,587,379
Consumer Finance - 1.0%
ACOM Co. Ltd. (a)	1,179,700	4,645,064
Diversified Financial Services - 1.4%
Fuyo General Lease Co. Ltd.	169,500	6,806,843
Insurance - 1.3%
Tokio Marine Holdings, Inc.	201,400	6,333,381
Real Estate Management & Development - 2.7%
Daito Trust Construction Co. Ltd.	56,300	6,785,617
Leopalace21 Corp. (a)	1,288,200	5,734,863
		12,520,480
TOTAL FINANCIALS		44,988,816
HEALTH CARE - 5.0%
Health Care Equipment & Supplies - 1.7%
Fukuda Denshi Co. Ltd.	65,900	3,754,075
Nagaileben Co. Ltd.	138,800	2,798,994
Paramount Bed Holdings Co. Ltd.	48,400	1,442,867
		7,995,936
Health Care Providers & Services - 2.4%
A/S One Corp.	73,100	2,192,874
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Miraca Holdings, Inc.	131,100	$ 6,067,299
Uchiyama Holdings Co. Ltd.	424,100	2,812,437
		11,072,610
Pharmaceuticals - 0.9%
Astellas Pharma, Inc.	309,700	4,199,719
TOTAL HEALTH CARE		23,268,265
INDUSTRIALS - 22.3%
Building Products - 2.8%
Bunka Shutter Co. Ltd.	521,000	4,446,488
Sekisui Jushi Corp.	324,200	4,418,570
Shinko Kogyo Co. Ltd.	386,200	4,325,202
		13,190,260
Commercial Services & Supplies - 4.7%
Aeon Delight Co. Ltd.	269,300	6,432,944
Asia Securities Printing Co. Ltd.	379,800	2,927,931
Mitsubishi Pencil Co. Ltd.	23,100	733,168
Moshi Moshi Hotline, Inc.	538,500	5,254,719
Nac Co. Ltd.	471,900	6,519,381
		21,868,143
Construction & Engineering - 2.2%
Nippon Koei Co. Ltd. (a)	965,000	5,119,984
Toshiba Plant Systems & Services Corp.	326,600	5,179,680
		10,299,664
Machinery - 4.0%
Daiwa Industries Ltd.	409,000	2,846,749
Hoshizaki Electric Co. Ltd.	82,800	4,215,723
Komatsu Ltd.	250,400	5,553,198
Oiles Corp.	236,900	5,901,008
		18,516,678
Professional Services - 4.2%
en-japan, Inc.	140,800	3,094,983
Eri Holdings Co. Ltd. (e)	452,300	4,951,462
Meitec Corp.	90,900	2,997,023
TFP Consulting Group Co. Ltd.	141,000	3,875,835
Weathernews, Inc.	156,600	4,759,676
		19,678,979
Trading Companies & Distributors - 3.5%
Mitani Shoji Co. Ltd.	324,100	9,011,251
Yamazen Co. Ltd.	905,900	7,173,480
		16,184,731
Transportation Infrastructure - 0.9%
Kamigumi Co. Ltd.	445,000	4,256,055
TOTAL INDUSTRIALS		103,994,510

	Shares	Value
INFORMATION TECHNOLOGY - 14.9%
Electronic Equipment & Components - 6.8%
Amano Corp.	495,600	$ 5,761,059
Kanematsu Electric Ltd.	196,300	2,716,574
Macnica, Inc.	180,400	5,922,022
OMRON Corp.	147,700	6,550,900
Ryoyo Electro Corp.	470,300	5,213,824
Siix Corp.	305,000	5,649,957
		31,814,336
IT Services - 2.8%
CAC Corp.	471,800	5,320,954
OBIC Co. Ltd.	100,700	3,574,778
Saison Information Systems Co. Ltd.	97,800	1,302,708
TKC Corp.	145,500	3,077,820
		13,276,260
Software - 2.8%
Broadleaf Co. Ltd.	209,000	3,937,873
Oracle Corp. Japan	74,500	3,156,522
SRA Holdings, Inc.	343,800	5,865,765
		12,960,160
Technology Hardware, Storage & Peripherals - 2.5%
Elecom Co. Ltd.	265,100	6,766,244
Wacom Co. Ltd. (d)	1,035,000	4,745,285
		11,511,529
TOTAL INFORMATION TECHNOLOGY		69,562,285
MATERIALS - 10.6%
Chemicals - 9.2%
C. Uyemura & Co. Ltd.	110,500	6,040,745
JSR Corp.	444,200	7,658,884
Kuraray Co. Ltd.	575,700	7,540,811
Lintec Corp.	362,200	7,389,973
Sakata INX Corp.	552,000	5,414,254
SK Kaken Co. Ltd.	40,000	3,375,298
Tokyo Ohka Kogyo Co. Ltd.	231,200	5,534,807
		42,954,772
Containers & Packaging - 1.4%
FP Corp.	95,600	3,243,891
Fuji Seal International, Inc.	104,900	3,059,110
		6,303,001
TOTAL MATERIALS		49,257,773
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
KDDI Corp.	39,800	2,287,820
Common Stocks - continued
	Shares	Value
UTILITIES - 3.3%
Electric Utilities - 1.9%
Hokuriku Electric Power Co., Inc.	253,400	$ 3,281,684
The Okinawa Electric Power Co., Inc.	172,700	5,537,737
		8,819,421
Gas Utilities - 1.4%
Tokyo Gas Co. Ltd.	1,186,000	6,775,259
TOTAL UTILITIES		15,594,680
TOTAL COMMON STOCKS (Cost $418,112,814)		457,637,126
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.11% (b)	8,398,766	8,398,766
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	3,773,000	3,773,000
TOTAL MONEY MARKET FUNDS (Cost $12,171,766)		12,171,766
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $430,284,580)		469,808,892
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(3,233,434)
NET ASSETS - 100%		$ 466,575,458
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,397
Fidelity Securities Lending Cash Central Fund	38,628
Total	$ 44,025
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Eri Holdings Co. Ltd.	$ -	$ 5,161,585	$ -	$ 48,849	$ 4,951,462
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 108,367,087	$ -	$ 108,367,087	$ -
Consumer Staples	32,533,679	-	32,533,679	-
Energy	7,782,211	-	7,782,211	-
Financials	44,988,816	-	44,988,816	-
Health Care	23,268,265	-	23,268,265	-
Industrials	103,994,510	-	103,994,510	-
Information Technology	69,562,285	-	69,562,285	-
Materials	49,257,773	-	49,257,773	-
Telecommunication Services	2,287,820	-	2,287,820	-
Utilities	15,594,680	-	15,594,680	-
Money Market Funds	12,171,766	12,171,766	-	-
Total Investments in Securities:	$ 469,808,892	$ 12,171,766	$ 457,637,126	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 10,784,013
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(3,713,888)
Cost of Purchases	-
Proceeds of Sales	(7,070,125)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2014	$ -
Equities - Financials
Beginning Balance	$ 4,925,894
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(2,414,314)
Cost of Purchases	-
Proceeds of Sales	(2,511,580)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2014	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $430,333,838. Net unrealized appreciation aggregated $39,475,054, of which $50,949,603 related to appreciated investment securities and $11,474,549 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Latin America Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Latin America Fund

1.917416.103

FALAA-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.4%
	Shares	Value
Belgium - 0.2%
Euronav NV (a)	191,600	$ 2,329,583
Brazil - 18.5%
Banco Bradesco SA	368,800	5,751,248
BB Seguridade Participacoes SA	1,273,300	18,576,851
BTG Pactual Participations Ltd. unit	1,034,500	16,123,381
CCR SA	2,030,900	15,969,700
Cielo SA	1,086,700	19,877,928
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,038,200	9,193,361
Cyrela Brazil Realty SA	478,500	2,651,127
Embraer SA	153,400	1,457,089
Estacio Participacoes SA	1,248,000	15,484,826
Fleury SA	1,276,400	8,394,000
Hypermarcas SA (a)	1,554,700	12,396,484
Industrias Romi SA	2,283,000	3,914,433
M. Dias Branco SA	247,000	10,130,402
Multiplus SA	817,100	11,931,911
Petroleo Brasileiro SA - Petrobras (ON)	995,328	7,892,430
QGEP Participacoes SA	1,446,600	5,987,250
Souza Cruz SA	1,859,300	17,259,221
TIM Participacoes SA	2,167,695	11,484,603
Tractebel Energia SA	574,375	8,605,182
Vale SA	182,000	2,611,174
Vale SA sponsored ADR (d)	550,493	7,899,575
TOTAL BRAZIL		213,592,176
Canada - 0.3%
Pacific Rubiales Energy Corp.	209,500	4,006,122
Chile - 9.7%
Aguas Andinas SA	8,507,449	5,383,654
Banco de Chile	68,264,691	8,486,097
Banco de Chile sponsored ADR	118,737	8,889,839
Banco Santander Chile sponsored ADR (d)	422,409	10,741,861
CAP SA	385,942	5,229,510
Compania Cervecerias Unidas SA	2,040,888	22,942,731
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,875,180	22,779,620
Forus SA	82,936	377,035
Inversiones La Construccion SA	1,005,026	12,070,221
LATAM Airlines Group SA (a)	351,316	4,133,274
LATAM Airlines Group SA sponsored ADR (a)(d)	463,612	5,433,533
Sociedad Matriz SAAM SA	59,433,277	4,987,146
TOTAL CHILE		111,454,521
Colombia - 9.5%
BanColombia SA	440,537	6,642,989
BanColombia SA sponsored ADR	66,500	4,150,265
Bolsa de Valores de Colombia	640,899,506	8,503,232
Cemex Latam Holdings SA (a)	798,410	7,870,321

	Shares	Value
Ecopetrol SA	3,832,722	$ 6,494,253
Empresa de Telecomunicaciones de Bogota	40,499,952	10,941,005
Grupo Aval Acciones y Valores SA	2,710,997	1,993,439
Grupo de Inversiones Suramerica SA	1,508,169	33,590,852
Inversiones Argos SA	2,470,914	29,992,045
TOTAL COLOMBIA		110,178,401
Mexico - 21.5%
America Movil S.A.B. de CV:
Series L	5,132,700	6,052,859
Series L sponsored ADR	2,412,973	56,873,774
Bolsa Mexicana de Valores S.A.B. de CV	549,400	1,121,241
CEMEX S.A.B. de CV sponsored ADR (d)	279,491	3,510,407
Consorcio ARA S.A.B. de CV (a)	25,539,905	11,630,123
Controladora Commercial Mexicana S.A.B. de CV unit	487,128	1,794,488
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	353,205	33,162,417
Gruma S.A.B. de CV Series B (a)	461,509	5,050,766
Grupo Aeroportuario del Pacifico SA de CV:
Series B	43,100	289,474
sponsored ADR	117,200	7,889,904
Grupo Financiero Inbursa S.A.B. de CV Series O	10,364,719	31,564,568
Grupo Financiero Santander Mexico S.A.B. de CV (d)	7,938,455	21,071,134
Grupo Televisa SA de CV (CPO) sponsored ADR	235,400	8,377,886
Industrias Penoles SA de CV	458,988	11,471,228
Infraestructura Energetica Nova S.A.B. de CV	864,400	4,877,779
Medica Sur SA de CV	833,634	3,110,678
Megacable Holdings S.A.B. de CV unit	2,130,329	9,146,556
Qualitas Controladora S.A.B. de CV	2,550,000	6,915,091
Wal-Mart de Mexico SA de CV Series V	9,560,548	23,720,573
TOTAL MEXICO		247,630,946
Panama - 0.9%
Banco Latinoamericano de Comercio Exterior SA Series E	334,270	9,924,476
Peru - 3.5%
Alicorp SA Class C	3,942,578	11,753,133
Compania de Minas Buenaventura SA sponsored ADR	2,430,136	28,456,893
TOTAL PERU		40,210,026
Puerto Rico - 0.6%
EVERTEC, Inc.	312,274	6,982,447
Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA	451,764	5,553,401
Prosegur Compania de Seguridad SA (Reg.)	1,831,954	12,412,575
TOTAL SPAIN		17,965,976
Common Stocks - continued
	Shares	Value
United Kingdom - 0.2%
Cable & Wireless PLC	3,575,700	$ 2,837,322
United States of America - 0.9%
BPZ Energy, Inc. (a)(d)	3,096,150	8,111,913
First Cash Financial Services, Inc. (a)	43,966	2,480,122
TOTAL UNITED STATES OF AMERICA		10,592,035
TOTAL COMMON STOCKS (Cost $647,349,112)		777,704,031
Nonconvertible Preferred Stocks - 30.8%

Brazil - 29.2%
Ambev SA sponsored ADR	7,199,347	49,603,501
Banco Bradesco SA:
(PN)	1,372,217	20,933,303
(PN) sponsored ADR	249,100	3,806,248
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	333,025	16,073,273
sponsored ADR	311,770	15,033,549
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	471,400	4,195,460
Embraer SA sponsored ADR	278,234	10,584,021
Itau Unibanco Holding SA	4,362,105	67,486,447
Itau Unibanco Holding SA sponsored ADR	576,977	8,885,446
Itausa-Investimentos Itau SA (PN)	5,119,093	21,412,757
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	6,518,471	54,877,266
sponsored ADR (d)	1,613,386	25,717,373
Telefonica Brasil SA	579,113	11,639,693
TIM Participacoes SA sponsored ADR	95,800	2,550,196
Vale SA:
(PN-A)	1,595,700	20,488,261
(PN-A) sponsored ADR	317,875	4,068,800
TOTAL BRAZIL		337,355,594

	Shares	Value
Chile - 1.1%
Embotelladora Andina SA:
Class A	1,336,888	$ 4,019,802
Class B	2,232,836	7,943,327
TOTAL CHILE		11,963,129
Colombia - 0.5%
Grupo Aval Acciones y Valores SA	2,897,449	2,145,978
Grupo de Inversiones Suramerica SA	163,024	3,446,815
TOTAL COLOMBIA		5,592,793
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $202,317,141)		354,911,516
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.11% (b)	20,279,018	20,279,018
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	36,549,130	36,549,130
TOTAL MONEY MARKET FUNDS (Cost $56,828,148)		56,828,148
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $906,494,401)		1,189,443,695
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(35,282,866)
NET ASSETS - 100%		$ 1,154,160,829
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,245
Fidelity Securities Lending Cash Central Fund	140,043
Total	$ 149,288
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 59,599,464	$ 59,599,464	$ -	$ -
Consumer Staples	230,883,667	230,883,667	-	-
Energy	115,416,190	115,416,190	-	-
Financials	342,267,302	336,713,901	5,553,401	-
Health Care	11,504,678	11,504,678	-	-
Industrials	67,071,149	67,071,149	-	-
Information Technology	26,860,375	26,860,375	-	-
Materials	121,598,214	121,598,214	-	-
Telecommunication Services	125,159,072	125,159,072	-	-
Utilities	32,255,436	32,255,436	-	-
Money Market Funds	56,828,148	56,828,148	-	-
Total Investments in Securities:	$ 1,189,443,695	$ 1,183,890,294	$ 5,553,401	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $907,133,273. Net unrealized appreciation aggregated $282,310,422, of which $364,685,987 related to appreciated investment securities and $82,375,565 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Latin America Fund

July 31, 2014

1.804841.110

LAF-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.4%
	Shares	Value
Belgium - 0.2%
Euronav NV (a)	191,600	$ 2,329,583
Brazil - 18.5%
Banco Bradesco SA	368,800	5,751,248
BB Seguridade Participacoes SA	1,273,300	18,576,851
BTG Pactual Participations Ltd. unit	1,034,500	16,123,381
CCR SA	2,030,900	15,969,700
Cielo SA	1,086,700	19,877,928
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,038,200	9,193,361
Cyrela Brazil Realty SA	478,500	2,651,127
Embraer SA	153,400	1,457,089
Estacio Participacoes SA	1,248,000	15,484,826
Fleury SA	1,276,400	8,394,000
Hypermarcas SA (a)	1,554,700	12,396,484
Industrias Romi SA	2,283,000	3,914,433
M. Dias Branco SA	247,000	10,130,402
Multiplus SA	817,100	11,931,911
Petroleo Brasileiro SA - Petrobras (ON)	995,328	7,892,430
QGEP Participacoes SA	1,446,600	5,987,250
Souza Cruz SA	1,859,300	17,259,221
TIM Participacoes SA	2,167,695	11,484,603
Tractebel Energia SA	574,375	8,605,182
Vale SA	182,000	2,611,174
Vale SA sponsored ADR (d)	550,493	7,899,575
TOTAL BRAZIL		213,592,176
Canada - 0.3%
Pacific Rubiales Energy Corp.	209,500	4,006,122
Chile - 9.7%
Aguas Andinas SA	8,507,449	5,383,654
Banco de Chile	68,264,691	8,486,097
Banco de Chile sponsored ADR	118,737	8,889,839
Banco Santander Chile sponsored ADR (d)	422,409	10,741,861
CAP SA	385,942	5,229,510
Compania Cervecerias Unidas SA	2,040,888	22,942,731
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,875,180	22,779,620
Forus SA	82,936	377,035
Inversiones La Construccion SA	1,005,026	12,070,221
LATAM Airlines Group SA (a)	351,316	4,133,274
LATAM Airlines Group SA sponsored ADR (a)(d)	463,612	5,433,533
Sociedad Matriz SAAM SA	59,433,277	4,987,146
TOTAL CHILE		111,454,521
Colombia - 9.5%
BanColombia SA	440,537	6,642,989
BanColombia SA sponsored ADR	66,500	4,150,265
Bolsa de Valores de Colombia	640,899,506	8,503,232
Cemex Latam Holdings SA (a)	798,410	7,870,321

	Shares	Value
Ecopetrol SA	3,832,722	$ 6,494,253
Empresa de Telecomunicaciones de Bogota	40,499,952	10,941,005
Grupo Aval Acciones y Valores SA	2,710,997	1,993,439
Grupo de Inversiones Suramerica SA	1,508,169	33,590,852
Inversiones Argos SA	2,470,914	29,992,045
TOTAL COLOMBIA		110,178,401
Mexico - 21.5%
America Movil S.A.B. de CV:
Series L	5,132,700	6,052,859
Series L sponsored ADR	2,412,973	56,873,774
Bolsa Mexicana de Valores S.A.B. de CV	549,400	1,121,241
CEMEX S.A.B. de CV sponsored ADR (d)	279,491	3,510,407
Consorcio ARA S.A.B. de CV (a)	25,539,905	11,630,123
Controladora Commercial Mexicana S.A.B. de CV unit	487,128	1,794,488
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	353,205	33,162,417
Gruma S.A.B. de CV Series B (a)	461,509	5,050,766
Grupo Aeroportuario del Pacifico SA de CV:
Series B	43,100	289,474
sponsored ADR	117,200	7,889,904
Grupo Financiero Inbursa S.A.B. de CV Series O	10,364,719	31,564,568
Grupo Financiero Santander Mexico S.A.B. de CV (d)	7,938,455	21,071,134
Grupo Televisa SA de CV (CPO) sponsored ADR	235,400	8,377,886
Industrias Penoles SA de CV	458,988	11,471,228
Infraestructura Energetica Nova S.A.B. de CV	864,400	4,877,779
Medica Sur SA de CV	833,634	3,110,678
Megacable Holdings S.A.B. de CV unit	2,130,329	9,146,556
Qualitas Controladora S.A.B. de CV	2,550,000	6,915,091
Wal-Mart de Mexico SA de CV Series V	9,560,548	23,720,573
TOTAL MEXICO		247,630,946
Panama - 0.9%
Banco Latinoamericano de Comercio Exterior SA Series E	334,270	9,924,476
Peru - 3.5%
Alicorp SA Class C	3,942,578	11,753,133
Compania de Minas Buenaventura SA sponsored ADR	2,430,136	28,456,893
TOTAL PERU		40,210,026
Puerto Rico - 0.6%
EVERTEC, Inc.	312,274	6,982,447
Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA	451,764	5,553,401
Prosegur Compania de Seguridad SA (Reg.)	1,831,954	12,412,575
TOTAL SPAIN		17,965,976
Common Stocks - continued
	Shares	Value
United Kingdom - 0.2%
Cable & Wireless PLC	3,575,700	$ 2,837,322
United States of America - 0.9%
BPZ Energy, Inc. (a)(d)	3,096,150	8,111,913
First Cash Financial Services, Inc. (a)	43,966	2,480,122
TOTAL UNITED STATES OF AMERICA		10,592,035
TOTAL COMMON STOCKS (Cost $647,349,112)		777,704,031
Nonconvertible Preferred Stocks - 30.8%

Brazil - 29.2%
Ambev SA sponsored ADR	7,199,347	49,603,501
Banco Bradesco SA:
(PN)	1,372,217	20,933,303
(PN) sponsored ADR	249,100	3,806,248
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	333,025	16,073,273
sponsored ADR	311,770	15,033,549
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	471,400	4,195,460
Embraer SA sponsored ADR	278,234	10,584,021
Itau Unibanco Holding SA	4,362,105	67,486,447
Itau Unibanco Holding SA sponsored ADR	576,977	8,885,446
Itausa-Investimentos Itau SA (PN)	5,119,093	21,412,757
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	6,518,471	54,877,266
sponsored ADR (d)	1,613,386	25,717,373
Telefonica Brasil SA	579,113	11,639,693
TIM Participacoes SA sponsored ADR	95,800	2,550,196
Vale SA:
(PN-A)	1,595,700	20,488,261
(PN-A) sponsored ADR	317,875	4,068,800
TOTAL BRAZIL		337,355,594

	Shares	Value
Chile - 1.1%
Embotelladora Andina SA:
Class A	1,336,888	$ 4,019,802
Class B	2,232,836	7,943,327
TOTAL CHILE		11,963,129
Colombia - 0.5%
Grupo Aval Acciones y Valores SA	2,897,449	2,145,978
Grupo de Inversiones Suramerica SA	163,024	3,446,815
TOTAL COLOMBIA		5,592,793
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $202,317,141)		354,911,516
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.11% (b)	20,279,018	20,279,018
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	36,549,130	36,549,130
TOTAL MONEY MARKET FUNDS (Cost $56,828,148)		56,828,148
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $906,494,401)		1,189,443,695
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(35,282,866)
NET ASSETS - 100%		$ 1,154,160,829
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,245
Fidelity Securities Lending Cash Central Fund	140,043
Total	$ 149,288
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 59,599,464	$ 59,599,464	$ -	$ -
Consumer Staples	230,883,667	230,883,667	-	-
Energy	115,416,190	115,416,190	-	-
Financials	342,267,302	336,713,901	5,553,401	-
Health Care	11,504,678	11,504,678	-	-
Industrials	67,071,149	67,071,149	-	-
Information Technology	26,860,375	26,860,375	-	-
Materials	121,598,214	121,598,214	-	-
Telecommunication Services	125,159,072	125,159,072	-	-
Utilities	32,255,436	32,255,436	-	-
Money Market Funds	56,828,148	56,828,148	-	-
Total Investments in Securities:	$ 1,189,443,695	$ 1,183,890,294	$ 5,553,401	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $907,133,273. Net unrealized appreciation aggregated $282,310,422, of which $364,685,987 related to appreciated investment securities and $82,375,565 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nordic Fund

July 31, 2014

1.804855.110

NOR-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Bermuda - 1.4%
Vostok Nafta Investment Ltd. SDR (a)	1,183,400	$ 8,663,376
Denmark - 33.4%
Ambu A/S Series B (d)	186,300	13,483,514
Bang & Olufsen A/S Series B (a)(d)	1,173,800	14,440,088
Carlsberg A/S Series B	203,900	19,590,981
Christian Hansen Holding A/S	451,900	18,706,754
ISS Holdings A/S (a)	429,700	13,813,494
Novo Nordisk A/S Series B	714,305	32,881,020
Novozymes A/S Series B	322,900	16,005,244
Pandora A/S	234,100	16,076,980
Solar Holding A/S	162,302	11,630,060
Topdanmark A/S (a)	444,500	13,738,452
Vestas Wind Systems A/S (a)	777,700	35,182,399
TOTAL DENMARK		205,548,986
Finland - 11.2%
Kesko Oyj	589,400	22,493,228
Lassila & Tikahoja Oyj	287,448	5,427,192
Nokia Corp.	2,585,500	20,483,300
Vaisala Oyj	256,300	7,536,639
Valmet Corp.	1,208,585	12,712,184
TOTAL FINLAND		68,652,543
Malta - 1.7%
Unibet Group PLC unit	214,361	10,456,710
Norway - 5.6%
Statoil ASA	969,400	27,700,195
Zalaris ASA (A Shares) (e)	1,598,600	6,535,433
TOTAL NORWAY		34,235,628
Sweden - 40.3%
AF AB (B Shares)	484,000	8,121,394
ASSA ABLOY AB (B Shares)	363,800	17,931,054
CDON Group AB (a)(d)	2,995,176	10,985,178
DIBS Payment Services AB (e)	958,000	8,818,677
East Capital Explorer AB (a)(d)	1,005,000	7,867,270
Elekta AB (B Shares)	876,900	10,760,718
Eniro AB (a)(d)	828,488	2,663,864
Getinge AB (B Shares)	785,800	19,183,080
H&M Hennes & Mauritz AB (B Shares)	222,516	9,125,537
Intrum Justitia AB	506,287	15,522,847
Investment AB Kinnevik (B Shares)	356,200	14,819,721

	Shares	Value
Kambi Group PLC (a)	1,345,833	$ 7,979,555
Meda AB (A Shares)	1,355,800	21,875,350
Nordea Bank AB	858,800	11,553,252
Scandi Standard	962,742	6,419,955
Svenska Handelsbanken AB (A Shares)	575,200	27,825,265
Swedish Match Co. AB	827,700	27,129,247
Systemair AB (d)	575,600	9,116,045
Vitrolife AB	615,700	9,996,579
TOTAL SWEDEN		247,694,588
United Kingdom - 3.0%
G4S PLC (United Kingdom)	4,363,400	18,505,221
TOTAL COMMON STOCKS (Cost $542,483,487)		593,757,052
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 0.11% (b)	25,960,167	25,960,167
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	8,905,879	8,905,879
TOTAL MONEY MARKET FUNDS (Cost $34,866,046)		34,866,046
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $577,349,533)		628,623,098
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(14,274,677)
NET ASSETS - 100%		$ 614,348,421
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,069
Fidelity Securities Lending Cash Central Fund	791,699
Total	$ 823,768
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DIBS Payment Services AB	$ 6,652,726	$ -	$ -	$ 247,726	$ 8,818,677
Zalaris ASA (A Shares)	-	6,114,371	-	-	6,535,433
Total	$ 6,652,726	$ 6,114,371	$ -	$ 247,726	$ 15,354,110
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 71,727,912	$ 71,727,912	$ -	$ -
Consumer Staples	75,633,411	75,633,411	-	-
Energy	27,700,195	-	27,700,195	-
Financials	84,467,336	84,467,336	-	-
Health Care	108,180,261	75,299,241	32,881,020	-
Industrials	154,497,323	154,497,323	-	-
Information Technology	36,838,616	16,355,316	20,483,300	-
Materials	34,711,998	34,711,998	-	-
Money Market Funds	34,866,046	34,866,046	-	-
Total Investments in Securities:	$ 628,623,098	$ 547,558,583	$ 81,064,515	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $584,459,948. Net unrealized appreciation aggregated $44,163,150, of which $68,360,634 related to appreciated investment securities and $24,197,484 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Overseas Fund

July 31, 2014

1.804876.110

OVE-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Australia - 4.0%
Ansell Ltd.	516,634	$ 9,069,864
Asaleo Care Ltd. (a)	6,998,498	11,536,856
Australia & New Zealand Banking Group Ltd.	1,292,838	40,364,511
BHP Billiton Ltd.	759,584	26,970,123
Flight Centre Travel Group Ltd. (d)	396,190	17,283,852
Life Healthcare Group Ltd. (a)	1,346,638	2,713,223
Spotless Group Holdings Ltd.	10,484,223	17,862,308
Super Cheap Auto Group Ltd.	1,725,217	15,022,682
TOTAL AUSTRALIA		140,823,419
Austria - 0.4%
Andritz AG	262,600	14,241,199
Bailiwick of Jersey - 2.2%
Delphi Automotive PLC	219,500	14,662,600
Experian PLC	1,179,500	20,252,028
Regus PLC	4,201,670	12,335,909
WPP PLC	1,575,333	31,359,470
TOTAL BAILIWICK OF JERSEY		78,610,007
Belgium - 2.2%
Anheuser-Busch InBev SA NV	396,712	42,818,224
KBC Groupe SA (a)	609,556	33,195,910
TOTAL BELGIUM		76,014,134
Canada - 1.0%
CGI Group, Inc. Class A (sub. vtg.) (a)	488,400	17,518,525
Constellation Software, Inc.	77,700	18,456,734
TOTAL CANADA		35,975,259
Cayman Islands - 0.7%
Lifestyle International Holdings Ltd.	5,066,000	9,882,185
Shenzhou International Group Holdings Ltd.	4,241,000	13,351,543
TOTAL CAYMAN ISLANDS		23,233,728
Denmark - 2.2%
ISS Holdings A/S (a)	542,400	17,436,443
Novo Nordisk A/S Series B	880,200	40,517,530
Vestas Wind Systems A/S (a)	404,000	18,276,571
TOTAL DENMARK		76,230,544
Finland - 0.8%
Sanitec Corp. (d)	1,369,706	15,785,513
Tikkurila Oyj	436,806	11,078,102
TOTAL FINLAND		26,863,615
France - 7.2%
ALTEN	245,100	11,813,601
AXA SA	1,031,500	23,743,345
BIC SA	112,300	15,488,658
BNP Paribas SA	440,771	29,215,613
Christian Dior SA	114,097	19,884,524
Ipsos SA	24,219	656,555

	Shares	Value
Kering SA	86,200	$ 18,462,406
Rexel SA	693,400	13,449,283
Sanofi SA	509,287	53,470,505
Sodexo SA	179,500	17,909,185
Total SA	739,200	47,674,497
TOTAL FRANCE		251,768,172
Germany - 7.2%
adidas AG	309,500	24,621,641
BASF AG	360,117	37,439,147
Bayer AG	406,497	53,844,116
Brenntag AG	119,200	19,193,675
CompuGroup Medical AG	462,500	11,519,178
Continental AG	92,000	19,907,924
Deutsche Post AG	757,254	24,351,233
Fresenius SE & Co. KGaA	195,500	29,293,661
GEA Group AG	405,225	18,256,333
Gerry Weber International AG (Bearer)	295,800	13,522,546
TOTAL GERMANY		251,949,454
Greece - 0.1%
Metka SA	280,983	4,552,628
Hong Kong - 0.1%
City Telecom (HK) Ltd. (CTI) (a)	8,443,000	2,822,863
Ireland - 2.4%
Accenture PLC Class A	176,000	13,953,280
Actavis PLC (a)	73,400	15,726,684
DCC PLC (United Kingdom)	307,600	17,584,212
Kerry Group PLC Class A	329,064	24,455,140
United Drug PLC (United Kingdom)	1,947,300	11,684,225
TOTAL IRELAND		83,403,541
Israel - 0.1%
Teva Pharmaceutical Industries Ltd.	100,000	5,354,593
Italy - 1.0%
Pirelli & C. SpA	1,090,700	16,328,411
World Duty Free SpA (a)	1,525,752	17,427,287
TOTAL ITALY		33,755,698
Japan - 18.7%
ACOM Co. Ltd. (a)(d)	1,609,300	6,336,612
Aozora Bank Ltd.	5,679,000	19,297,733
Astellas Pharma, Inc.	2,170,200	29,429,226
Daikin Industries Ltd.	287,500	19,745,217
Dentsu, Inc.	418,300	16,567,225
Don Quijote Holdings Co. Ltd.	308,600	16,674,864
GMO Internet, Inc. (d)	1,653,600	18,042,274
H.I.S. Co. Ltd.	800	25,119
Honda Motor Co. Ltd. sponsored ADR	734,700	25,626,336
Hoya Corp.	776,400	25,138,718
Iida Group Holdings Co. Ltd.	681,780	10,158,327
Japan Tobacco, Inc.	894,300	31,450,335
Kansai Paint Co. Ltd.	891,000	14,931,079
KDDI Corp.	399,500	22,964,428
Common Stocks - continued
	Shares	Value
Japan - continued
Keyence Corp.	73,990	$ 32,233,365
Leopalace21 Corp. (a)	1,895,300	8,437,576
Makita Corp.	219,500	12,982,769
Meitec Corp.	367,800	12,126,569
Miraca Holdings, Inc.	302,900	14,018,192
Misumi Group, Inc.	445,300	14,191,572
Nakanishi, Inc.	315,500	13,365,456
NGK Spark Plug Co. Ltd. (a)	641,000	19,164,268
Nitori Holdings Co. Ltd.	208,400	11,706,000
OBIC Co. Ltd.	459,200	16,301,271
Olympus Corp. (a)	604,900	21,766,598
OMRON Corp.	554,400	24,589,161
ORIX Corp.	2,071,800	33,482,946
Park24 Co. Ltd.	693,000	12,713,362
Seven Bank Ltd.	4,369,600	17,535,349
Shinsei Bank Ltd.	8,163,000	17,260,871
Ship Healthcare Holdings, Inc.	445,500	14,554,937
SoftBank Corp.	395,400	28,424,620
Software Service, Inc.	108,400	5,581,871
Toyota Motor Corp.	351,800	20,770,292
Tsuruha Holdings, Inc.	351,200	20,160,490
USS Co. Ltd.	929,900	16,244,924
VT Holdings Co. Ltd.	2,372,900	12,723,572
TOTAL JAPAN		656,723,524
Luxembourg - 0.8%
Altice S.A.	248,329	14,250,357
Eurofins Scientific SA	50,759	15,153,653
TOTAL LUXEMBOURG		29,404,010
Netherlands - 0.6%
IMCD Group BV	735,100	22,639,720
New Zealand - 0.4%
EBOS Group Ltd.	1,628,762	14,002,369
Norway - 0.5%
Telenor ASA	790,200	18,214,064
South Africa - 0.3%
EOH Holdings Ltd.	619,000	5,437,825
Nampak Ltd.	29,689	112,964
Pinnacle Technology Holdings Ltd.	2,928,910	3,671,039
TOTAL SOUTH AFRICA		9,221,828
Spain - 1.6%
Amadeus IT Holding SA Class A	705,900	27,884,444
Criteria CaixaCorp SA	2,802,780	16,885,029
Grifols SA ADR	341,800	12,533,806
TOTAL SPAIN		57,303,279
Sweden - 4.2%
ASSA ABLOY AB (B Shares)	378,600	18,660,520
HEXPOL AB (B Shares)	159,000	13,380,230
Meda AB (A Shares)	957,600	15,450,535

	Shares	Value
Nordea Bank AB	2,883,200	$ 38,787,069
Svenska Cellulosa AB (SCA) (B Shares)	826,400	20,425,792
Svenska Handelsbanken AB (A Shares)	434,700	21,028,586
Swedbank AB (A Shares)	771,400	19,826,798
TOTAL SWEDEN		147,559,530
Switzerland - 8.3%
Aryzta AG	256,421	23,278,935
Clariant AG (Reg.)	899,550	16,808,098
Nestle SA	1,080,680	80,013,622
Roche Holding AG (participation certificate)	261,492	75,886,482
Schindler Holding AG (participation certificate)	107,635	16,120,081
SGS SA (Reg.)	10,510	22,980,325
Syngenta AG (Switzerland)	78,285	27,732,799
UBS AG	1,701,710	29,237,998
TOTAL SWITZERLAND		292,058,340
United Kingdom - 22.7%
Aberdeen Asset Management PLC	2,438,200	17,033,717
Barclays PLC	6,940,205	26,308,189
BG Group PLC	1,653,200	32,599,881
BHP Billiton PLC	1,045,520	35,664,808
Brit PLC (a)	3,422,800	14,215,635
British American Tobacco PLC (United Kingdom)	705,600	41,335,758
BT Group PLC	5,078,100	33,245,830
Bunzl PLC	88,107	2,366,629
Cineworld Group PLC	2,299,500	12,512,478
Close Brothers Group PLC	709,000	15,213,930
Dechra Pharmaceuticals PLC	438,095	5,133,072
Diageo PLC	1,275,102	38,294,295
Diploma PLC	1,617,825	17,480,793
Domino Printing Sciences PLC	1,326,414	13,783,413
Elementis PLC	3,337,200	15,212,326
Exova Group Ltd. PLC (a)	1,210,900	4,722,477
Galiform PLC	3,082,200	17,645,673
Hilton Food Group PLC	1,120,800	8,973,980
IMI PLC	793,999	18,995,006
ITV PLC	6,078,000	21,415,724
Jazztel PLC (a)	1,034,100	13,944,046
Johnson Matthey PLC	349,900	17,479,883
Lloyds Banking Group PLC (a)	29,535,200	36,820,849
London Stock Exchange Group PLC	711,000	23,263,390
Meggitt PLC	2,358,700	20,249,453
Melrose PLC	3,505,900	15,578,837
Next PLC	247,100	28,243,014
Provident Financial PLC	441,200	15,843,554
Prudential PLC	1,675,413	38,507,466
Reckitt Benckiser Group PLC	418,100	37,023,313
Rolls-Royce Group PLC	1,274,066	22,370,459
Schroders PLC	387,300	15,627,698
Senior Engineering Group PLC	2,897,000	12,902,472
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Spectris PLC	405,300	$ 13,055,833
Spirax-Sarco Engineering PLC	321,107	14,767,484
St. James's Place Capital PLC	2,339,305	28,692,744
Standard Chartered PLC (United Kingdom)	1,360,569	28,299,639
The Restaurant Group PLC	1,489,000	15,485,493
Vodafone Group PLC	2,600,532	8,660,021
TOTAL UNITED KINGDOM		798,969,262
United States of America - 3.7%
Computer Sciences Corp.	271,300	16,926,407
CST Brands, Inc.	445,100	14,879,693
Fidelity National Information Services, Inc.	310,900	17,534,760
FMC Corp.	240,700	15,698,454
MasTec, Inc. (a)	386,000	10,495,340
McGraw Hill Financial, Inc.	261,600	20,985,552
Now, Inc.	41,825	1,346,347
ResMed, Inc. (d)	311,300	16,106,662
Total System Services, Inc.	526,100	16,835,200
TOTAL UNITED STATES OF AMERICA		130,808,415
TOTAL COMMON STOCKS (Cost $2,825,193,433)		3,282,503,195
Nonconvertible Preferred Stocks - 1.9%

Germany - 1.9%
Henkel AG & Co. KGaA	258,200	28,793,453
Sartorius AG (non-vtg.)	102,994	12,328,143
Volkswagen AG	115,068	26,894,979
TOTAL GERMANY		68,016,575

	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	170,724,844	$ 288,235
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $53,001,659)		68,304,810
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.11% (b)	138,437,000	138,437,000
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	29,131,121	29,131,121
TOTAL MONEY MARKET FUNDS (Cost $167,568,121)		167,568,121
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,045,763,213)		3,518,376,126
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,139,843)
NET ASSETS - 100%		$ 3,516,236,283
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,199
Fidelity Securities Lending Cash Central Fund	1,303,911
Total	$ 1,367,110
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 554,094,012	$ 340,336,826	$ 213,757,186	$ -
Consumer Staples	408,560,193	142,950,613	265,609,580	-
Energy	80,274,378	-	80,274,378	-
Financials	635,448,309	361,858,209	273,590,100	-
Health Care	498,504,581	212,776,104	285,728,477	-
Industrials	500,149,940	410,528,143	89,621,797	-
Information Technology	293,175,850	176,871,061	116,304,789	-
Materials	255,147,733	149,848,924	105,298,809	-
Telecommunication Services	125,453,009	32,158,110	93,294,899	-
Money Market Funds	167,568,121	167,568,121	-	-
Total Investments in Securities:	$ 3,518,376,126	$ 1,994,896,111	$ 1,523,480,015	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 140,989,535
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $3,062,721,949. Net unrealized appreciation aggregated $455,654,177, of which $558,617,334 related to appreciated investment securities and $102,963,157 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pacific Basin Fund

July 31, 2014

1.804825.110

PAF-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 14.2%
Amcor Ltd.	752,174	$ 7,199,274
Ansell Ltd.	335,997	5,898,657
ARB Corp. Ltd.	289,695	3,269,300
Australia & New Zealand Banking Group Ltd.	409,926	12,798,558
Commonwealth Bank of Australia	238,278	18,378,331
CSL Ltd.	147,257	9,174,632
DuluxGroup Ltd.	827,104	4,198,945
Invocare Ltd.	319,066	3,110,218
Magellan Financial Group Ltd. (d)	251,802	2,717,326
Slater & Gordon Ltd.	957,128	4,401,219
Sydney Airport unit	1,171,376	4,646,705
Transurban Group unit	1,075,625	7,724,051
Woodside Petroleum Ltd.	216,246	8,488,512
Woolworths Ltd.	341,094	11,625,965
TOTAL AUSTRALIA		103,631,693
Bermuda - 3.9%
Brilliance China Automotive Holdings Ltd.	2,782,000	5,227,870
Cheung Kong Infrastructure Holdings Ltd.	1,328,000	9,355,833
China Animal Healthcare Ltd.	5,541,000	3,638,970
Hongkong Land Holdings Ltd.	790,000	5,399,721
PAX Global Technology Ltd. (a)	6,392,000	4,899,746
TOTAL BERMUDA		28,522,140
Cayman Islands - 7.5%
Airtac International Group	398,590	3,735,198
AMVIG Holdings Ltd.	9,408,000	3,530,376
China High Precision Automation Group Ltd. (a)	1,875,000	72,580
China Metal Recycling (Holdings) Ltd. (a)	2,572,200	3
Cimc Enric Holdings Ltd.	388,000	461,990
ENN Energy Holdings Ltd.	746,000	5,276,610
Greatview Aseptic Pack Co. Ltd.	5,678,000	4,419,946
International Housewares Retail Co. Ltd.	6,000,000	2,406,261
Lifestyle International Holdings Ltd.	1,542,500	3,008,936
Sands China Ltd.	734,400	5,391,738
Tencent Holdings Ltd.	952,500	15,468,371
Want Want China Holdings Ltd.	4,227,000	5,772,067
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	166,700	5,136,027
TOTAL CAYMAN ISLANDS		54,680,103
China - 2.2%
Industrial & Commercial Bank of China Ltd. (H Shares)	14,414,000	9,830,601
Tsingtao Brewery Co. Ltd. (H Shares)	778,000	6,338,876
TOTAL CHINA		16,169,477
Hong Kong - 5.6%
AIA Group Ltd.	2,148,000	11,507,696
Galaxy Entertainment Group Ltd.	703,000	5,911,992

	Shares	Value
Goldpac Group Ltd.	2,575,000	$ 2,455,249
Hong Kong Exchanges and Clearing Ltd.	274,600	6,151,240
Lenovo Group Ltd.	4,242,000	5,786,457
Magnificent Estates Ltd.	67,338,000	3,367,841
Techtronic Industries Co. Ltd.	1,862,500	5,582,439
TOTAL HONG KONG		40,762,914
India - 4.6%
Asian Paints India Ltd.	360,763	3,726,796
Bharti Infratel Ltd. (a)	1,147,247	4,845,518
Britannia Industries Ltd.	334,421	6,310,362
Housing Development Finance Corp. Ltd.	187,495	3,283,611
Lupin Ltd.	197,296	4,170,302
Petronet LNG Ltd.	2,121,402	6,377,022
Sun Pharmaceutical Industries Ltd.	387,055	5,029,470
TOTAL INDIA		33,743,081
Indonesia - 1.9%
PT Bank Central Asia Tbk	4,792,000	4,795,574
PT Gudang Garam Tbk	858,000	3,967,437
PT Kalbe Farma Tbk	24,640,900	3,639,077
PT MNC Sky Vision Tbk	8,196,000	1,350,126
TOTAL INDONESIA		13,752,214
Israel - 0.6%
Sarine Technologies Ltd.	2,050,000	4,663,988
Italy - 0.7%
Prada SpA (d)	767,100	5,430,604
Japan - 34.5%
ACOM Co. Ltd. (a)(d)	604,100	2,378,641
AEON Mall Co. Ltd.	160,210	3,754,280
Asahi Group Holdings	217,200	6,550,458
Astellas Pharma, Inc.	760,500	10,312,840
Broadleaf Co. Ltd.	157,200	2,961,884
Calbee, Inc.	164,700	4,891,126
Century Tokyo Leasing Corp.	85,000	2,729,351
Chiyoda Corp. (a)	418,000	4,949,138
Create SD Holdings Co. Ltd.	70,600	2,565,263
Daikin Industries Ltd.	101,700	6,984,656
Daito Trust Construction Co. Ltd.	56,700	6,833,828
East Japan Railway Co.	93,800	7,514,045
Fuji Heavy Industries Ltd.	205,300	5,854,602
Hamakyorex Co. Ltd.	81,100	2,517,916
Harmonic Drive Systems, Inc. (d)	145,600	5,576,861
Hitachi Capital Corp.	88,900	2,369,359
Japan Exchange Group, Inc.	107,800	2,452,609
Japan Tobacco, Inc.	290,600	10,219,688
JIN Co. Ltd. (d)	91,000	2,710,973
Kansai Paint Co. Ltd.	261,000	4,373,750
KDDI Corp.	130,700	7,513,018
Keyence Corp.	18,600	8,102,995
Miraca Holdings, Inc.	177,200	8,200,804
Misumi Group, Inc.	126,500	4,031,516
Mitsubishi Pencil Co. Ltd.	102,800	3,262,756
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui Fudosan Co. Ltd.	223,000	$ 7,364,312
Nakanishi, Inc.	123,200	5,219,094
Nihon M&A Center, Inc.	178,500	4,999,168
Nihon Parkerizing Co. Ltd.	185,100	4,085,885
Nippon Seiki Co. Ltd.	236,000	4,637,184
Nitori Holdings Co. Ltd.	176,200	9,897,300
ORIX Corp.	981,800	15,867,148
Pigeon Corp.	82,700	4,750,712
Rakuten, Inc.	534,600	7,020,889
Rinnai Corp.	49,000	4,461,207
Rohto Pharmaceutical Co. Ltd.	244,100	3,777,560
Sanix, Inc. (a)(d)	287,200	3,394,291
Seven Bank Ltd.	1,695,600	6,804,499
Ship Healthcare Holdings, Inc.	92,200	3,012,267
SK Kaken Co. Ltd.	20,000	1,687,649
SoftBank Corp.	206,400	14,837,738
Sony Financial Holdings, Inc.	253,700	4,154,958
Sumitomo Mitsui Financial Group, Inc.	229,100	9,339,143
Toshiba Plant Systems & Services Corp.	244,000	3,869,694
VT Holdings Co. Ltd.	572,200	3,068,156
TOTAL JAPAN		251,861,211
Korea (South) - 7.7%
Hyundai Motor Co.	42,049	9,952,769
Hyundai Wia Corp.	21,586	3,920,690
KEPCO Plant Service & Engineering Co. Ltd.	97,768	7,033,049
LG Household & Health Care Ltd.	7,934	3,684,122
Medy-Tox, Inc.	13,349	1,976,299
NAVER Corp.	9,923	7,084,452
Samsung Electronics Co. Ltd.	14,596	18,887,603
Samsung SDI Co. Ltd.	21,447	3,301,943
TOTAL KOREA (SOUTH)		55,840,927
Malaysia - 1.8%
Bursa Malaysia Bhd	1,037,600	2,697,893
JobStreet Corp. Bhd	9,065,000	6,748,009
Tune Insurance Holdings Bhd	5,540,300	4,032,531
TOTAL MALAYSIA		13,478,433
New Zealand - 0.6%
EBOS Group Ltd. (d)	512,902	4,409,388
Singapore - 4.5%
Ezion Holdings Ltd.	2,225,000	3,810,439
Global Logistic Properties Ltd.	2,154,000	4,795,167
Goodpack Ltd.	3,837,800	7,550,205
OSIM International Ltd.	2,024,000	4,642,848
Parkway Life REIT	2,233,000	4,276,155
United Overseas Bank Ltd.	385,000	7,429,982
TOTAL SINGAPORE		32,504,796
Taiwan - 5.2%
CTCI Corp.	1,631,000	2,692,457

	Shares	Value
eMemory Technology, Inc.	125,000	$ 1,132,828
King Slide Works Co. Ltd.	402,000	5,307,350
Lung Yen Life Service Co. Ltd.	1,051,000	2,951,786
Merida Industry Co. Ltd.	675,000	5,258,215
Taiwan Semiconductor Manufacturing Co. Ltd.	4,007,000	16,026,450
Tong Hsing Electronics Industries Ltd.	918,096	4,760,738
TOTAL TAIWAN		38,129,824
Thailand - 0.5%
Thai Beverage PCL	7,157,000	3,508,946
United Kingdom - 1.2%
Kweichow Moutai Co. Ltd. (A Shares) (UBS Warrant Programme) warrants 7/9/15 (a)	152,127	3,913,502
Standard Chartered PLC (Hong Kong)	231,500	4,782,776
TOTAL UNITED KINGDOM		8,696,278
United States of America - 1.6%
21Vianet Group, Inc. ADR (a)(d)	137,800	3,834,974
GI Dynamics, Inc. CDI (a)	5,561,289	2,176,180
YOU On Demand Holdings, Inc. (a)(d)	440,068	1,108,971
Yum! Brands, Inc.	63,800	4,427,720
TOTAL UNITED STATES OF AMERICA		11,547,845
TOTAL COMMON STOCKS (Cost $588,947,697)		721,333,862
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.11% (b)	7,044,885	7,044,885
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	20,345,808	20,345,808
TOTAL MONEY MARKET FUNDS (Cost $27,390,693)		27,390,693
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $616,338,390)		748,724,555
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(18,575,466)
NET ASSETS - 100%		$ 730,149,089
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,168
Fidelity Securities Lending Cash Central Fund	336,372
Total	$ 343,540
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 118,371,854	$ 5,536,691	$ 112,835,163	$ -
Consumer Staples	70,185,022	-	70,185,022	-
Energy	18,675,973	-	18,675,973	-
Financials	170,838,792	-	170,838,792	-
Health Care	75,771,567	9,545,415	66,226,152	-
Industrials	90,112,838	-	90,112,838	-
Information Technology	94,776,270	3,834,974	90,868,716	72,580
Materials	40,772,829	-	40,772,826	3
Telecommunication Services	27,196,274	-	27,196,274	-
Utilities	14,632,443	-	14,632,443	-
Money Market Funds	27,390,693	27,390,693	-	-
Total Investments in Securities:	$ 748,724,555	$ 46,307,773	$ 702,344,199	$ 72,583

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 334,877,246
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $631,158,643. Net unrealized appreciation aggregated $117,565,912, of which $144,030,758 related to appreciated investment securities and $26,464,846 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series
Emerging Markets Fund

July 31, 2014

1.873106.105

ILF-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.3%
	Shares	Value
Argentina - 0.5%
Grupo Financiero Galicia SA sponsored ADR (d)	1,102,300	$ 17,769,076
YPF SA Class D sponsored ADR	607,350	21,488,043
TOTAL ARGENTINA		39,257,119
Austria - 0.2%
C.A.T. oil AG (Bearer)	797,062	15,363,868
Bailiwick of Jersey - 0.1%
Atrium European Real Estate Ltd.	2,261,421	12,627,410
Petrofac Ltd.	6,800	125,940
TOTAL BAILIWICK OF JERSEY		12,753,350
Bermuda - 2.3%
Aquarius Platinum Ltd. (Australia) (a)	60,336,120	25,004,575
BW Offshore Ltd.	10,518,488	13,971,442
Cosan Ltd. Class A	1,741,332	21,017,877
Golar LNG Ltd. (d)	492,600	30,349,086
GP Investments Ltd. Class A (depositary receipt) (a)(e)	11,529,837	25,156,008
Hoegh LNG Holdings Ltd. (a)	851,206	10,730,881
Odfjell Drilling A/S	2,074,179	10,657,374
Shangri-La Asia Ltd.	17,912,000	28,255,169
Yue Yuen Industrial (Holdings) Ltd.	11,561,000	38,634,995
TOTAL BERMUDA		203,777,407
Brazil - 4.1%
BM&F BOVESPA SA	6,996,800	37,347,107
BR Properties SA	3,143,100	19,437,000
Cosan SA Industria e Comercio	1,150,800	18,854,099
Estacio Participacoes SA	1,831,200	22,721,005
Fibria Celulose SA (a)	2,506,400	24,602,767
Kroton Educacional SA	1,463,051	38,963,104
Light SA	1,384,600	12,999,220
Localiza Rent A Car SA	2,288,600	36,436,025
Mills Estruturas e Servicos de Engenharia SA	2,287,475	23,835,111
Minerva SA (a)	7,395,400	37,616,712
Qualicorp SA (a)	1,266,400	14,652,562
Smiles SA	1,940,000	33,776,309
T4F Entretenimento SA (a)(e)	4,500,845	10,097,764
Ultrapar Participacoes SA	1,016,750	23,416,061
TOTAL BRAZIL		354,754,846
British Virgin Islands - 0.1%
Luxoft Holding, Inc. (a)	204,770	6,509,638
Common Stocks - continued
	Shares	Value
Canada - 1.0%
First Quantum Minerals Ltd.	795,500	$ 18,866,997
Goldcorp, Inc. (d)	1,239,800	33,952,793
Pan American Silver Corp.	1,401,900	20,579,892
Torex Gold Resources, Inc. (a)	7,040,600	9,814,933
TOTAL CANADA		83,214,615
Cayman Islands - 7.0%
58.com, Inc. ADR (d)	749,507	36,838,269
Anta Sports Products Ltd.	15,665,000	25,747,355
Anton Oilfield Services Group	9,994,000	5,614,468
Bloomage BioTechnology Corp. Ltd.	2,865,000	7,080,805
China Lodging Group Ltd. ADR (a)	1,003,461	25,036,352
Cimc Enric Holdings Ltd.	17,898,000	21,311,063
Eurasia Drilling Co. Ltd. GDR (Reg. S)	915,809	27,785,645
GCL-Poly Energy Holdings Ltd. (a)	211,848,000	68,391,740
Greatview Aseptic Pack Co. Ltd.	40,166,000	31,266,567
Haitian International Holdings Ltd.	8,658,000	20,282,419
Hengan International Group Co. Ltd.	3,857,500	41,268,582
Hilong Holding Ltd.	44,953,000	25,207,160
On-Bright Electronics, Inc.	316,000	2,179,448
Silergy Corp.	1,024,589	8,504,012
SINA Corp. (a)	259,600	12,562,044
Tencent Holdings Ltd.	8,983,300	145,886,635
Tingyi (Cayman Islands) Holding Corp.	11,652,000	32,992,919
Uni-President China Holdings Ltd.	33,466,000	27,462,336
Xueda Education Group sponsored ADR	3,490,100	15,565,846
Yingde Gases Group Co. Ltd.	19,904,000	21,724,078
TOTAL CAYMAN ISLANDS		602,707,743
Chile - 1.3%
Banco Santander Chile	445,830,244	28,314,971
Embotelladora Andina SA ADR	255,700	4,615,385
Empresa Nacional de Electricidad SA	16,793,873	24,934,070
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,180,349	14,338,837
Inversiones La Construccion SA	1,802,498	21,647,748
Vina Concha y Toro SA	9,281,730	18,173,064
TOTAL CHILE		112,024,075
China - 6.8%
Anhui Conch Cement Co. Ltd. (H Shares)	6,529,000	24,427,016
BBMG Corp. (H Shares)	26,803,500	20,876,258
China Life Insurance Co. Ltd. (H Shares)	29,889,500	88,768,075
China Pacific Insurance Group Co. Ltd. (H Shares)	18,539,600	72,817,552
Common Stocks - continued
	Shares	Value
China - continued
China Petroleum & Chemical Corp. (H Shares)	36,496,000	$ 35,729,751
China Suntien Green Energy Corp. Ltd. (H Shares)	65,500,000	20,320,530
China Telecom Corp. Ltd. (H Shares)	86,755,782	48,899,384
Industrial & Commercial Bank of China Ltd. (H Shares)	218,301,000	148,885,121
Maanshan Iron & Steel Ltd. (H Shares) (a)	85,468,000	19,933,149
PetroChina Co. Ltd.:
(H Shares)	13,212,000	17,123,685
sponsored ADR	70,200	9,060,714
PICC Property & Casualty Co. Ltd. (H Shares)	37,334,900	60,368,400
Sinopec Engineering Group Co. Ltd. (H Shares) (f)	21,178,500	24,145,384
TOTAL CHINA		591,355,019
Colombia - 0.7%
BanColombia SA sponsored ADR	940,200	58,677,882
Denmark - 1.2%
Auriga Industries A/S Series B (a)	470,403	25,344,079
Vestas Wind Systems A/S (a)	1,776,051	80,346,835
TOTAL DENMARK		105,690,914
Egypt - 0.1%
Citadel Capital Corp. (a)	21,399,835	12,899,670
France - 0.2%
Technip SA	178,239	16,456,361
Greece - 0.6%
National Bank of Greece SA (a)	11,541,600	36,742,579
Public Power Corp. of Greece	1,010,020	14,809,517
TOTAL GREECE		51,552,096
Hong Kong - 2.0%
China Power International Development Ltd.	53,055,000	22,246,495
China Resources Power Holdings Co. Ltd.	8,534,180	23,840,357
China Unicom Ltd.	22,014,000	38,456,302
CNOOC Ltd.	18,782,000	33,222,905
CNOOC Ltd. sponsored ADR	53,400	9,434,178
Far East Horizon Ltd.	35,510,300	27,229,975
Sinotruk Hong Kong Ltd.	30,215,000	15,979,423
TOTAL HONG KONG		170,409,635
India - 7.6%
Adani Ports & Special Economic Zone	9,508,413	40,630,384
Axis Bank Ltd.	15,490,790	102,464,881
Bharti Airtel Ltd. (a)	8,218,779	50,399,381
Common Stocks - continued
	Shares	Value
India - continued
Bharti Infratel Ltd. (a)	10,821,720	$ 45,706,672
Eicher Motors Ltd.	266,613	37,329,368
Grasim Industries Ltd.	556,289	32,206,274
ITC Ltd.	11,203,966	65,566,067
JK Cement Ltd.	2,557,051	16,353,712
Lupin Ltd.	1,852,492	39,156,654
MindTree Consulting Ltd.	242,814	4,201,648
Petronet LNG Ltd.	12,564,915	37,770,654
Phoenix Mills Ltd.	6,027,475	35,028,826
Power Grid Corp. of India Ltd.	8,764,215	19,187,983
SREI Infrastructure Finance Ltd. (e)	47,462,511	35,668,868
State Bank of India	704,499	28,138,274
Tata Consultancy Services Ltd.	542,257	23,044,342
Tech Mahindra Ltd.	381,694	13,501,872
Yes Bank Ltd.	3,284,479	28,955,891
TOTAL INDIA		655,311,751
Indonesia - 2.5%
PT AKR Corporindo Tbk	62,782,100	23,677,808
PT Bakrieland Development Tbk (a)	1,857,484,200	7,877,562
PT Bank Rakyat Indonesia Tbk	78,348,400	75,149,536
PT Bank Tabungan Negara Tbk	185,782,500	17,183,132
PT Kalbe Farma Tbk	212,303,500	31,353,917
PT Lippo Karawaci Tbk	197,624,200	18,668,945
PT MNC Sky Vision Tbk (g)	25,227,600	4,155,740
PT Telkomunikasi Indonesia Tbk sponsored ADR	807,179	36,250,409
TOTAL INDONESIA		214,317,049
Israel - 0.5%
Bezeq The Israeli Telecommunication Corp. Ltd.	23,936,000	44,706,430
Kenya - 0.3%
Equity Bank Ltd. (a)	51,051,100	26,310,504
Korea (South) - 16.6%
AMOREPACIFIC Group, Inc.	81,702	70,126,545
Daewoo International Corp.	3,375,554	121,512,022
E-Mart Co. Ltd.	231,628	52,003,485
Fila Korea Ltd.	172,557	15,007,356
Hana Financial Group, Inc.	1,922,309	77,405,500
Hankook Shell Oil Co. Ltd.	30,995	15,237,570
Hyundai Industrial Development & Construction Co.	937,500	34,798,794
Hyundai Mobis	295,211	88,173,897
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KB Financial Group, Inc.	1,252,302	$ 48,913,346
KEPCO Plant Service & Engineering Co. Ltd.	343,299	24,695,591
Korea Electric Power Corp.	856,941	35,357,531
Korea Zinc Co. Ltd.	70,432	28,197,304
Korean Reinsurance Co.	3,801,534	41,586,515
KT&G Corp.	489,775	47,307,380
LG Chemical Ltd.	172,240	48,192,763
LG Corp.	553,782	37,079,876
NAVER Corp.	126,380	90,228,063
Oci Co. Ltd. (a)	121,137	19,027,982
Samsung C&T Corp.	584,640	41,484,609
Samsung Electronics Co. Ltd.	255,519	330,648,117
Seoul Semiconductor Co. Ltd.	743,968	20,529,667
Shinhan Financial Group Co. Ltd.	1,991,125	98,322,763
SK Hynix, Inc. (a)	644,260	28,027,384
SK Telecom Co. Ltd. sponsored ADR (d)	925,900	26,212,229
TOTAL KOREA (SOUTH)		1,440,076,289
Luxembourg - 0.1%
Globant SA (a)	568,400	6,434,288
Mexico - 5.2%
America Movil S.A.B. de CV Series L sponsored ADR	4,217,900	99,415,903
CEMEX S.A.B. de CV sponsored ADR	3,078,297	38,663,410
El Puerto de Liverpool S.A.B. de CV Class C	2,767,300	30,804,529
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	711,400	66,793,346
Gruma S.A.B. de CV Series B (a)	1,504,500	16,465,284
Grupo Comercial Chedraui S.A.B. de CV (d)	9,438,888	30,958,410
Grupo Financiero Banorte S.A.B. de CV Series O	8,481,800	56,369,966
Grupo Televisa SA de CV (CPO) sponsored ADR	2,627,700	93,519,843
Macquarie Mexican (REIT)	10,382,500	20,953,487
TOTAL MEXICO		453,944,178
Netherlands - 0.0%
Fugro NV (Certificaten Van Aandelen)	2,100	81,028
Nigeria - 1.8%
Guaranty Trust Bank PLC	71,310,041	13,169,674
Guaranty Trust Bank PLC GDR (Reg. S)	5,413,577	48,722,193
Transnational Corp. of Nigeria PLC	183,570,501	6,236,181
Zenith Bank PLC	568,667,514	88,092,534
TOTAL NIGERIA		156,220,582
Common Stocks - continued
	Shares	Value
Norway - 0.3%
ElectroMagnetic GeoServices ASA (a)	6,022,067	$ 5,364,572
Spectrum ASA (a)	564,430	3,447,805
Statoil ASA	537,599	15,361,664
TGS Nopec Geophysical Co. ASA (d)	5,425	154,474
TOTAL NORWAY		24,328,515
Panama - 0.4%
Copa Holdings SA Class A	250,600	38,058,622
Philippines - 2.0%
Alliance Global Group, Inc.	50,030,700	29,957,069
LT Group, Inc.	63,531,100	23,132,281
Metropolitan Bank & Trust Co.	23,136,062	45,355,232
PNOC Energy Development Corp.	95,230,400	13,333,886
Robinsons Land Corp.	124,522,050	64,353,698
TOTAL PHILIPPINES		176,132,166
Poland - 0.6%
Cyfrowy Polsat SA	3,556,000	26,667,436
Powszechny Zaklad Ubezpieczen SA	208,600	29,415,120
TOTAL POLAND		56,082,556
Puerto Rico - 0.2%
Popular, Inc. (a)	468,381	14,941,354
Romania - 0.1%
SNGN Romgaz SA GDR (f)	657,087	6,892,843
Russia - 3.2%
Bashneft OJSC rights 12/31/99 (a)	23,529	0
E.ON Russia JSC (a)	335,498,900	22,549,545
Gazprom OAO sponsored:
ADR	1,851,596	13,572,199
ADR (Reg. S)	6,716,200	49,364,070
LUKOIL Oil Co. sponsored ADR (United Kingdom)	460,800	25,827,840
Mobile TeleSystems OJSC	4,238,600	32,731,963
Mobile TeleSystems OJSC sponsored ADR	33,600	602,448
NOVATEK OAO GDR (Reg. S)	181,200	18,817,620
Sberbank (Savings Bank of the Russian Federation) (a)	47,573,300	97,999,367
TMK OAO GDR (Reg. S)	1,637,900	14,741,100
TOTAL RUSSIA		276,206,152
Common Stocks - continued
	Shares	Value
Singapore - 0.8%
Ezion Holdings Ltd.	8,994,200	$ 15,403,078
First Resources Ltd.	29,672,000	53,536,021
TOTAL SINGAPORE		68,939,099
South Africa - 4.9%
Alexander Forbes Group Holding (a)	12,572,913	10,200,909
Aspen Pharmacare Holdings Ltd.	1,843,100	49,940,567
Barclays Africa Group Ltd.	1,788,547	27,938,228
Bidvest Group Ltd.	1,624,873	43,782,016
Impala Platinum Holdings Ltd. (a)	2,187,000	21,686,441
JSE Ltd.	1,660,992	15,381,564
Life Healthcare Group Holdings Ltd.	8,445,700	34,734,251
MTN Group Ltd.	4,067,306	84,357,815
Naspers Ltd. Class N	1,127,700	139,942,911
TOTAL SOUTH AFRICA		427,964,702
Taiwan - 7.4%
Cathay Financial Holding Co. Ltd.	25,632,650	42,549,731
E.SUN Financial Holdings Co. Ltd.	32,467,514	21,539,733
EGiS Technology, Inc. (a)	166,549	514,994
Hon Hai Precision Industry Co. Ltd. (Foxconn)	21,389,500	73,118,396
MediaTek, Inc.	7,153,000	110,433,898
Taiwan Fertilizer Co. Ltd.	21,408,100	43,298,030
Taiwan Semiconductor Manufacturing Co. Ltd.	44,625,284	178,483,870
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,217,201	64,344,020
Unified-President Enterprises Corp.	34,299,866	65,137,699
Universal Cement Corp.	12,952,980	12,527,126
Voltronic Power Technology Corp.	65,000	454,152
Yuanta Financial Holding Co. Ltd.	44,886,000	24,867,475
TOTAL TAIWAN		637,269,124
Thailand - 1.2%
Kasikornbank PCL (For. Reg.)	8,154,500	53,553,497
SPCG Public Co. Ltd. (a)	6,911,200	5,314,062
Thai Union Frozen Products PCL (For. Reg.)	14,705,000	29,841,637
Total Access Communication PCL NVDR	3,936,970	12,583,343
TOTAL THAILAND		101,292,539
Togo - 0.4%
Ecobank Transnational, Inc.	382,060,810	38,937,637
Turkey - 1.7%
Aygaz A/S	2,942,000	12,631,324
Common Stocks - continued
	Shares	Value
Turkey - continued
Tupras Turkiye Petrol Rafinelleri A/S	1,349,096	$ 32,959,294
Turkcell Iletisim Hizmet A/S sponsored ADR (a)	1,315,200	21,490,368
Turkiye Garanti Bankasi A/S	8,332,000	34,313,040
Turkiye Halk Bankasi A/S	6,279,000	47,470,506
TOTAL TURKEY		148,864,532
United Arab Emirates - 0.3%
First Gulf Bank PJSC	4,779,166	23,680,816
United Kingdom - 0.7%
Antofagasta PLC	1,098,400	15,030,145
BG Group PLC	1,176,100	23,191,822
Cairn Energy PLC (a)	7,541,743	22,460,526
UBS AG London Branch warrants 6/29/15 (a)	1,038,500	3,345,499
TOTAL UNITED KINGDOM		64,027,992
United States of America - 1.3%
21Vianet Group, Inc. ADR (a)	428,400	11,922,372
Cognizant Technology Solutions Corp. Class A (a)	1,111,672	54,527,512
Facebook, Inc. Class A (a)	615,940	44,748,041
TOTAL UNITED STATES OF AMERICA		111,197,925
TOTAL COMMON STOCKS (Cost $6,296,848,300)		7,649,622,911
Nonconvertible Preferred Stocks - 9.6%

Brazil - 6.1%
Ambev SA sponsored ADR	4,127,500	28,438,475
Banco do Estado Rio Grande do Sul SA	6,293,600	32,012,405
Braskem SA (PN-A)	4,360,700	26,966,665
Companhia Paranaense de Energia-Copel:
(PN-B)	73,400	1,138,812
(PN-B) sponsored (d)	645,557	10,031,956
Gerdau SA sponsored (d)	6,671,400	39,227,832
Itau Unibanco Holding SA sponsored ADR	7,533,906	116,022,152
Marcopolo SA (PN)	14,825,800	26,139,152
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored (non-vtg.)	427,400	7,188,868
sponsored ADR	4,038,692	64,376,750
Telefonica Brasil SA	1,008,200	20,263,987
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
TIM Participacoes SA sponsored ADR	651,116	$ 17,332,708
Vale SA (PN-A) sponsored ADR	11,184,900	143,166,720
TOTAL BRAZIL		532,306,482
Chile - 0.2%
Embotelladora Andina SA Class A	5,475,450	16,463,776
Korea (South) - 3.0%
Hyundai Motor Co. Series 2	804,529	134,374,394
Samsung Electronics Co. Ltd.	62,634	64,766,969
Samsung Fire & Marine Insurance Co. Ltd.	327,010	60,089,360
TOTAL KOREA (SOUTH)		259,230,723
Russia - 0.3%
Bashneft OJSC (a)	130,502	5,431,382
Sberbank (Savings Bank of the Russian Federation) (a)	1,179,900	1,887,312
Surgutneftegas	20,859,750	15,372,416
TOTAL RUSSIA		22,691,110
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $775,406,641)		830,692,091
Government Obligations - 0.0%
Principal Amount
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 8/21/14 to 9/18/14 (Cost $3,329,946)	$ 3,330,000	3,329,965
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	220,866,152	$ 220,866,152
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	82,634,735	82,634,735
TOTAL MONEY MARKET FUNDS (Cost $303,500,887)		303,500,887
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $7,379,085,774)		8,787,145,854
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(120,980,562)
NET ASSETS - 100%		$ 8,666,165,292
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,038,227 or 0.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 155,961
Fidelity Securities Lending Cash Central Fund	1,404,642
Total	$ 1,560,603
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
58.com, Inc. ADR	$ 822,492	$ 34,361,527	$ 22,590,259	$ -	$ -
Daou Technology, Inc.	16,429,478	1,974,748	17,499,599	138,157	-
ElectroMagnetic GeoServices ASA	9,388,983	6,793,265	8,701,170	-	-
GP Investments Ltd. Class A (depositary receipt)	19,319,221	2,863,651	1,754,508	-	25,156,008
Korean Reinsurance Co.	31,553,914	9,805,925	-	411,974	-
PT Bakrieland Development Tbk	9,799,068	-	620,971	-	-
SREI Infrastructure Finance Ltd.	14,720,963	1,080,445	-	394,699	35,668,868
T4F Entretenimento SA	-	10,445,363	257,508	-	10,097,764
Veripos	14,258,599	-	16,055,355	-	-
Xueda Education Group sponsored ADR	13,792,358	2,858,950	-	558,416	-
Total	$ 130,085,076	$ 70,183,874	$ 67,479,370	$ 1,503,246	$ 70,922,640
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 771,444,005	$ 437,095,099	$ 334,348,906	$ -
Consumer Staples	727,899,404	219,524,452	508,374,952	-
Energy	758,947,643	514,764,356	244,183,287	-
Financials	2,349,761,787	949,618,781	1,400,143,006	-
Health Care	169,837,951	99,327,380	70,510,571	-
Industrials	721,935,723	248,597,761	473,337,962	-
Information Technology	1,400,347,239	237,886,184	1,162,461,055	-
Materials	768,018,313	417,902,674	350,115,639	-
Telecommunication Services	593,748,179	397,703,097	196,045,082	-
Utilities	218,374,758	99,094,444	119,280,314	-
Government Obligations	3,329,965	-	3,329,965	-
Money Market Funds	303,500,887	303,500,887	-	-
Total Investments in Securities:	$ 8,787,145,854	$ 3,925,015,115	$ 4,862,130,739	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 2,554,466,428
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $7,435,278,897. Net unrealized appreciation aggregated $1,351,866,957, of which $1,691,331,844 related to appreciated investment securities and $339,464,887 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Growth Fund

July 31, 2014

1.907949.104

GSV-S-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 3.3%
CSL Ltd.	4,366,100	$ 272,023,478
Sydney Airport unit	17,397,654	69,014,364
Transurban Group unit	12,771,255	91,710,243
TOTAL AUSTRALIA		432,748,085
Austria - 1.0%
Andritz AG	2,547,198	138,138,433
Belgium - 4.6%
Anheuser-Busch InBev SA NV	3,788,281	408,879,652
KBC Groupe SA (a)	3,654,019	198,994,819
TOTAL BELGIUM		607,874,471
Bermuda - 0.6%
Lazard Ltd. Class A	1,527,548	79,890,760
Canada - 0.7%
Canadian Pacific Railway Ltd.	456,100	86,727,393
Cayman Islands - 3.2%
Sands China Ltd.	24,482,400	179,742,223
Tencent Holdings Ltd.	5,495,850	89,251,284
Wynn Macau Ltd.	37,168,200	158,388,973
TOTAL CAYMAN ISLANDS		427,382,480
Denmark - 3.1%
Jyske Bank A/S (Reg.) (a)	1,378,500	78,255,783
Novo Nordisk A/S Series B sponsored ADR	7,326,230	337,372,892
TOTAL DENMARK		415,628,675
Finland - 0.3%
Tikkurila Oyj	1,314,779	33,344,908
France - 1.3%
Remy Cointreau SA (d)	443,300	36,298,693
Safran SA	2,289,186	134,552,859
TOTAL FRANCE		170,851,552
Germany - 4.5%
Bayer AG	1,951,600	258,506,646
Linde AG	1,682,819	344,541,617
TOTAL GERMANY		603,048,263
India - 0.4%
Housing Development Finance Corp. Ltd.	3,156,031	55,271,760
Common Stocks - continued
	Shares	Value
Ireland - 2.3%
CRH PLC sponsored ADR	5,718,105	$ 134,318,286
James Hardie Industries PLC CDI	14,266,311	177,168,439
TOTAL IRELAND		311,486,725
Israel - 0.2%
Azrieli Group	1,019,186	33,198,919
Italy - 0.6%
Azimut Holding SpA	1,364,006	35,287,444
Interpump Group SpA	3,015,349	38,539,876
TOTAL ITALY		73,827,320
Japan - 16.6%
Aozora Bank Ltd.	21,423,000	72,797,207
Astellas Pharma, Inc.	9,641,000	130,737,796
Coca-Cola Central Japan Co. Ltd.	1,883,000	50,328,693
DENSO Corp.	7,755,400	357,722,257
East Japan Railway Co.	943,100	75,548,994
Fanuc Corp.	727,200	125,682,198
Fast Retailing Co. Ltd.	423,300	139,751,716
Japan Tobacco, Inc.	1,873,500	65,886,394
Keyence Corp.	630,100	274,499,845
Mitsui Fudosan Co. Ltd.	6,870,000	226,873,639
Seven Bank Ltd.	21,420,700	85,961,977
SHO-BOND Holdings Co. Ltd. (e)	1,610,900	68,233,327
SoftBank Corp.	3,804,800	273,520,472
USS Co. Ltd.	11,186,000	195,414,260
Yamato Kogyo Co. Ltd.	1,937,700	62,985,148
TOTAL JAPAN		2,205,943,923
Kenya - 0.0%
Safaricom Ltd.	28,000,000	3,890,661
Korea (South) - 0.5%
NAVER Corp.	91,261	65,155,113
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	618,112	58,034,536
Netherlands - 1.4%
ING Groep NV (Certificaten Van Aandelen) (a)	14,527,104	188,672,077
Common Stocks - continued
	Shares	Value
South Africa - 1.0%
Clicks Group Ltd.	9,027,484	$ 55,294,708
Naspers Ltd. Class N	675,010	83,765,952
TOTAL SOUTH AFRICA		139,060,660
Spain - 2.2%
Inditex SA	8,575,360	250,957,378
Prosegur Compania de Seguridad SA (Reg.)	5,884,289	39,869,548
TOTAL SPAIN		290,826,926
Sweden - 5.4%
ASSA ABLOY AB (B Shares)	4,136,139	203,862,929
Atlas Copco AB (A Shares) (d)	5,605,932	167,896,778
H&M Hennes & Mauritz AB (B Shares)	3,687,901	151,243,396
Intrum Justitia AB	1,646,400	50,478,908
Svenska Handelsbanken AB (A Shares)	2,919,871	141,248,580
TOTAL SWEDEN		714,730,591
Switzerland - 12.0%
Nestle SA	6,405,886	474,292,249
Novartis AG	2,172,482	189,002,993
Roche Holding AG (participation certificate)	1,914,267	555,531,284
Schindler Holding AG:
(participation certificate)	688,219	103,071,918
(Reg.)	129,619	19,198,589
UBS AG (NY Shares)	14,584,413	250,414,371
TOTAL SWITZERLAND		1,591,511,404
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	12,027,000	48,103,347
Turkey - 0.6%
Coca-Cola Icecek Sanayi A/S	3,368,278	84,489,893
United Kingdom - 15.7%
Babcock International Group PLC	5,174,861	95,929,162
BAE Systems PLC	1,031,500	7,450,058
Berendsen PLC	1,583,400	27,988,972
BG Group PLC	8,987,422	177,225,315
GlaxoSmithKline PLC	3,328,782	80,219,499
Informa PLC	7,561,193	62,283,178
InterContinental Hotel Group PLC ADR (d)	5,481,027	221,378,681
Johnson Matthey PLC	2,604,527	130,113,827
Prudential PLC	16,744,857	384,861,535
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Reckitt Benckiser Group PLC	3,452,387	$ 305,713,479
Rexam PLC	7,531,046	63,700,472
Rolls-Royce Group PLC	7,702,711	135,246,665
Rotork PLC	812,297	37,974,095
SABMiller PLC	5,052,736	276,218,698
Shaftesbury PLC	3,910,400	44,662,045
Unite Group PLC	5,472,383	37,565,873
TOTAL UNITED KINGDOM		2,088,531,554
United States of America - 15.2%
Autoliv, Inc. (d)	1,402,127	139,525,658
Berkshire Hathaway, Inc. Class B (a)	725,550	91,005,737
BorgWarner, Inc.	3,118,514	194,127,497
Cummins, Inc.	699,427	97,493,130
FMC Technologies, Inc. (a)	1,120,645	68,135,216
Google, Inc.:
Class A (a)	255,197	147,899,421
Class C (a)	122,497	70,019,285
JPMorgan Chase & Co.	641,500	36,995,305
Martin Marietta Materials, Inc. (d)	957,400	118,937,802
MasterCard, Inc. Class A	2,358,510	174,883,517
Mead Johnson Nutrition Co. Class A	726,256	66,408,849
Mohawk Industries, Inc. (a)	689,115	85,980,879
National Oilwell Varco, Inc.	399,941	32,411,219
Oceaneering International, Inc.	714,119	48,495,821
Philip Morris International, Inc.	1,245,992	102,183,804
PriceSmart, Inc.	680,775	56,027,783
ResMed, Inc. (d)	1,321,900	68,395,106
Solera Holdings, Inc.	1,504,814	96,308,096
SS&C Technologies Holdings, Inc. (a)	1,607,844	69,635,724
Union Pacific Corp.	766,800	75,384,108
Visa, Inc. Class A	850,524	179,469,069
TOTAL UNITED STATES OF AMERICA		2,019,723,026
TOTAL COMMON STOCKS (Cost $9,958,154,704)		12,968,093,455
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	387,597,682	$ 387,597,682
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	111,665,290	111,665,290
TOTAL MONEY MARKET FUNDS (Cost $499,262,972)		499,262,972
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $10,457,417,676)		13,467,356,427
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(161,343,374)
NET ASSETS - 100%		$ 13,306,013,053
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 169,563
Fidelity Securities Lending Cash Central Fund	4,959,700
Total	$ 5,129,263
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SHO-BOND Holdings Co. Ltd.	$ 53,355,078	$ 21,594,816	$ -	$ 789,440	$ 68,233,327
Total	$ 53,355,078	$ 21,594,816	$ -	$ 789,440	$ 68,233,327
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,220,282,048	$ 1,189,262,619	$ 1,031,019,429	$ -
Consumer Staples	2,040,057,431	1,040,670,443	999,386,988	-
Energy	326,267,571	149,042,256	177,225,315	-
Financials	2,041,957,831	1,027,519,636	1,014,438,195	-
Health Care	1,891,789,694	664,274,644	1,227,515,050	-
Industrials	1,889,992,547	1,459,803,421	430,189,126	-
Information Technology	1,215,224,701	738,215,112	477,009,589	-
Materials	1,065,110,499	824,956,912	240,153,587	-
Telecommunication Services	277,411,133	3,890,661	273,520,472	-
Money Market Funds	499,262,972	499,262,972	-	-
Total Investments in Securities:	$ 13,467,356,427	$ 7,596,898,676	$ 5,870,457,751	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,254,071,660
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $10,465,291,486. Net unrealized appreciation aggregated $3,002,064,941, of which $3,119,085,441 related to appreciated investment securities and $117,020,500 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Small Cap Fund

July 31, 2014

1.907962.104

SCF-S-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 1.7%
DuluxGroup Ltd.	2,369,294	$ 12,028,154
Imdex Ltd. (a)	6,764,171	4,034,474
RCG Corp. Ltd. (e)	15,294,331	9,300,706
Sydney Airport unit	3,717,686	14,747,605
TFS Corp. Ltd. (a)	6,535,702	10,484,970
TOTAL AUSTRALIA		50,595,909
Austria - 1.4%
Andritz AG	516,024	27,984,769
Zumtobel AG	680,119	14,029,539
TOTAL AUSTRIA		42,014,308
Belgium - 1.4%
Gimv NV (d)	295,309	14,468,912
KBC Ancora (a)	852,473	26,368,742
TOTAL BELGIUM		40,837,654
Bermuda - 0.8%
Lazard Ltd. Class A	262,101	13,707,882
Vostok Nafta Investment Ltd. SDR (a)(d)	1,263,942	9,253,004
TOTAL BERMUDA		22,960,886
Brazil - 0.3%
Arezzo Industria e Comercio SA	681,800	8,600,822
British Virgin Islands - 0.5%
Gem Diamonds Ltd. (a)	4,378,053	14,376,403
Canada - 1.6%
Pason Systems, Inc.	1,177,800	30,018,858
ShawCor Ltd. Class A	343,400	17,381,800
TOTAL CANADA		47,400,658
Denmark - 1.9%
Jyske Bank A/S (Reg.) (a)	493,219	27,999,448
Spar Nord Bank A/S	2,602,747	28,279,551
TOTAL DENMARK		56,278,999
Finland - 0.8%
Tikkurila Oyj (d)	987,867	25,053,895
France - 2.2%
Coface SA	559,000	8,248,789
Laurent-Perrier Group SA	132,224	12,305,291
Remy Cointreau SA (d)	91,354	7,480,331
Common Stocks - continued
	Shares	Value
France - continued
Saft Groupe SA	244,517	$ 9,020,435
Vetoquinol SA	208,127	9,425,379
Virbac SA	88,700	19,003,798
TOTAL FRANCE		65,484,023
Germany - 4.3%
alstria office REIT-AG	789,329	10,451,132
Bilfinger Berger AG	160,962	13,169,260
CompuGroup Medical AG	1,323,715	32,968,883
CTS Eventim AG	1,603,124	47,033,391
Fielmann AG	211,595	26,752,612
TOTAL GERMANY		130,375,278
Greece - 0.9%
Titan Cement Co. SA (Reg.)	877,199	27,016,107
India - 0.5%
Jyothy Laboratories Ltd.	5,154,431	15,405,529
Ireland - 2.2%
FBD Holdings PLC	1,298,400	24,862,302
James Hardie Industries PLC CDI	3,276,486	40,689,560
TOTAL IRELAND		65,551,862
Israel - 1.4%
Azrieli Group	414,179	13,491,448
Ituran Location & Control Ltd.	502,446	11,556,258
Sarine Technologies Ltd.	4,190,000	9,532,736
Strauss Group Ltd.	462,155	9,089,185
TOTAL ISRAEL		43,669,627
Italy - 4.0%
Azimut Holding SpA	1,678,364	43,420,025
Beni Stabili SpA SIIQ (d)	38,598,274	31,398,649
Interpump Group SpA	3,543,666	45,292,418
TOTAL ITALY		120,111,092
Japan - 25.5%
Air Water, Inc.	550,000	8,796,164
Aozora Bank Ltd.	9,703,000	32,971,633
Artnature, Inc. (d)	615,700	18,053,119
Asahi Co. Ltd. (d)	963,100	12,900,992
Autobacs Seven Co. Ltd.	1,070,300	17,512,886
Azbil Corp.	997,700	25,103,840
Common Stocks - continued
	Shares	Value
Japan - continued
Coca-Cola Central Japan Co. Ltd.	993,400	$ 26,551,526
Cosmos Pharmaceutical Corp.	154,600	18,945,680
Daiichikosho Co. Ltd.	122,900	3,645,677
Daikokutenbussan Co. Ltd.	567,600	16,294,303
Glory Ltd.	387,900	12,933,116
Goldcrest Co. Ltd.	1,470,910	29,324,340
Harmonic Drive Systems, Inc. (d)	554,300	21,231,140
Iida Group Holdings Co. Ltd.	927,144	13,814,181
Iwatsuka Confectionary Co. Ltd.	162,300	8,014,387
Kobayashi Pharmaceutical Co. Ltd.	326,400	20,233,934
Koshidaka Holdings Co. Ltd.	110,000	4,346,932
Kyoto Kimono Yuzen Co. Ltd.	360,700	3,549,224
Lasertec Corp. (a)	908,400	9,259,233
Meiko Network Japan Co. Ltd.	514,400	6,574,843
Miraial Co. Ltd. (d)	301,300	5,072,364
Nabtesco Corp.	729,100	16,472,651
Nagaileben Co. Ltd.	1,225,900	24,721,082
ND Software Co. Ltd.	111,268	2,338,328
Nihon M&A Center, Inc.	308,900	8,651,222
Nihon Parkerizing Co. Ltd.	1,618,000	35,715,625
Nippon Seiki Co. Ltd.	721,000	14,166,991
NS Tool Co. Ltd.	1,000	21,072
OBIC Co. Ltd.	912,200	32,382,447
OSG Corp.	2,458,600	42,600,006
San-Ai Oil Co. Ltd.	1,500,000	11,393,895
Seven Bank Ltd.	9,506,500	38,149,899
SHO-BOND Holdings Co. Ltd. (d)	787,800	33,369,058
Shoei Co. Ltd.	550,100	8,752,894
SK Kaken Co. Ltd.	20,000	1,687,649
Software Service, Inc.	175,900	9,057,668
Techno Medica Co. Ltd.	283,000	6,468,562
The Nippon Synthetic Chemical Industry Co. Ltd.	2,720,000	21,069,879
TKC Corp.	344,800	7,293,694
Tocalo Co. Ltd.	458,400	7,830,141
Tsutsumi Jewelry Co. Ltd.	273,600	6,988,238
USS Co. Ltd.	4,862,900	84,952,620
Workman Co. Ltd.	101,400	4,989,548
Yamato Kogyo Co. Ltd.	1,023,500	33,268,978
TOTAL JAPAN		767,471,661
Korea (South) - 2.4%
Bgf Retail (a)	190,312	11,846,052
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Coway Co. Ltd.	507,047	$ 43,700,264
Leeno Industrial, Inc.	474,988	16,475,675
TOTAL KOREA (SOUTH)		72,021,991
Mexico - 0.6%
Consorcio ARA S.A.B. de CV (a)	40,126,127	18,272,261
Netherlands - 3.7%
Aalberts Industries NV	1,369,900	41,851,028
ASM International NV (depositary receipt)	283,800	10,738,992
Heijmans NV (Certificaten Van Aandelen) (d)	1,550,171	22,075,670
VastNed Retail NV	746,955	38,067,996
TOTAL NETHERLANDS		112,733,686
Philippines - 0.4%
Jollibee Food Corp.	3,065,150	12,387,502
South Africa - 1.4%
Alexander Forbes Group Holding (a)	3,740,845	3,035,098
Clicks Group Ltd.	4,317,421	26,444,858
Nampak Ltd.	3,464,770	13,183,122
TOTAL SOUTH AFRICA		42,663,078
Spain - 1.3%
Grifols SA	256,200	11,602,445
Prosegur Compania de Seguridad SA (Reg.) (d)	4,280,933	29,005,860
TOTAL SPAIN		40,608,305
Sweden - 3.2%
Fagerhult AB (d)(e)	2,397,342	47,611,820
Intrum Justitia AB	1,554,303	47,655,198
TOTAL SWEDEN		95,267,018
Switzerland - 0.1%
Zehnder Group AG	69,093	2,740,911
Taiwan - 0.1%
Addcn Technology Co. Ltd.	295,000	3,666,658
Turkey - 1.3%
Albaraka Turk Katilim Bankasi A/S	16,640,671	13,512,585
Coca-Cola Icecek Sanayi A/S	971,544	24,370,212
TOTAL TURKEY		37,882,797
United Kingdom - 20.6%
Advanced Computer Software Group PLC	4,674,531	9,430,953
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Babcock International Group PLC	701,700	$ 13,007,788
Bellway PLC	1,456,300	37,150,523
Berendsen PLC	2,531,809	44,753,524
Britvic PLC	2,768,612	32,789,847
Dechra Pharmaceuticals PLC	1,636,163	19,170,598
Derwent London PLC	447,190	20,203,556
Elementis PLC	7,518,882	34,274,147
Great Portland Estates PLC	2,756,000	29,732,381
H&T Group PLC	1,288,592	3,589,624
Hilton Food Group PLC	901,038	7,214,398
Informa PLC	3,950,785	32,543,468
InterContinental Hotel Group PLC ADR	594,546	24,013,713
ITE Group PLC	3,857,700	13,071,501
Johnson Matthey PLC	433,270	21,644,782
Meggitt PLC	3,112,345	26,719,499
Persimmon PLC	759,100	16,058,304
Rotork PLC	515,000	24,075,749
Shaftesbury PLC	2,990,255	34,152,748
Spectris PLC	1,183,016	38,108,215
Spirax-Sarco Engineering PLC	1,004,400	46,191,645
Ted Baker PLC	559,367	16,129,999
Ultra Electronics Holdings PLC	936,610	28,051,883
Unite Group PLC	6,953,599	47,733,869
TOTAL UNITED KINGDOM		619,812,714
United States of America - 10.2%
ANSYS, Inc. (a)	93,715	7,210,432
Autoliv, Inc.	244,600	24,340,146
Broadridge Financial Solutions, Inc.	236,895	9,563,451
Dril-Quip, Inc. (a)	179,205	18,058,488
Evercore Partners, Inc. Class A	306,700	16,733,552
Kennedy-Wilson Holdings, Inc.	1,192,288	27,899,539
Martin Marietta Materials, Inc. (d)	222,280	27,613,844
Mohawk Industries, Inc. (a)	201,862	25,186,322
Oceaneering International, Inc.	198,667	13,491,476
PriceSmart, Inc.	459,561	37,821,870
ResMed, Inc. (d)	297,800	15,408,172
Solera Holdings, Inc.	670,290	42,898,560
Common Stocks - continued
	Shares	Value
United States of America - continued
SS&C Technologies Holdings, Inc. (a)	860,588	$ 37,272,066
The Rubicon Project, Inc. (d)	339,813	4,047,173
TOTAL UNITED STATES OF AMERICA		307,545,091
TOTAL COMMON STOCKS (Cost $2,142,894,511)		2,908,806,725
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.8%
Sartorius AG (non-vtg.) (Cost $22,926,603)	203,746	24,387,924
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.11% (b)	65,357,807	65,357,807
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	76,376,663	76,376,663
TOTAL MONEY MARKET FUNDS (Cost $141,734,470)		141,734,470
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $2,307,555,584)		3,074,929,119
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(67,116,046)
NET ASSETS - 100%		$ 3,007,813,073
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,996
Fidelity Securities Lending Cash Central Fund	1,048,846
Total	$ 1,099,842
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fagerhult AB	$ 16,152,472	$ 8,923,943	$ 21,977	$ 747,378	$ 47,611,820
Heijmans NV (Certificaten Van Aandelen)	16,464,500	4,149,550	-	272,842	-
RCG Corp. Ltd.	840,814	9,594,235	-	260,468	9,300,706
Total	$ 33,457,786	$ 22,667,728	$ 21,977	$ 1,280,688	$ 56,912,526
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 536,736,560	$ 289,153,062	$ 247,583,498	$ -
Consumer Staples	292,860,522	157,515,992	135,344,530	-
Energy	90,344,517	78,950,622	11,393,895	-
Financials	587,056,704	486,610,832	100,445,872	-
Health Care	183,983,792	141,398,152	42,585,640	-
Industrials	650,625,743	483,236,996	167,388,747	-
Information Technology	260,649,058	161,395,147	99,253,911	-
Materials	330,937,753	163,162,300	167,775,453	-
Money Market Funds	141,734,470	141,734,470	-	-
Total Investments in Securities:	$ 3,074,929,119	$ 2,103,157,573	$ 971,771,546	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 91,511,308
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $2,321,503,887. Net unrealized appreciation aggregated $753,425,232, of which $810,483,118 related to appreciated investment securities and $57,057,886 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Value Fund

July 31, 2014

1.907975.104

VSF-S-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 5.6%
Ansell Ltd.	3,467,096	$ 60,867,245
Australia & New Zealand Banking Group Ltd.	7,277,342	227,210,489
Telstra Corp. Ltd.	14,779,457	74,948,224
Transurban Group unit	12,207,388	87,661,121
Westpac Banking Corp.	9,504,906	302,256,562
TOTAL AUSTRALIA		752,943,641
Bailiwick of Jersey - 1.0%
Shire PLC	879,000	72,349,062
Wolseley PLC	1,181,291	61,745,807
TOTAL BAILIWICK OF JERSEY		134,094,869
Belgium - 1.5%
Anheuser-Busch InBev SA NV	671,730	72,501,678
KBC Groupe SA (a)	1,155,434	62,923,969
UCB SA	741,234	68,128,590
TOTAL BELGIUM		203,554,237
Canada - 1.0%
Imperial Oil Ltd.	1,290,200	66,205,063
Potash Corp. of Saskatchewan, Inc.	1,824,800	64,784,710
TOTAL CANADA		130,989,773
Denmark - 1.1%
A.P. Moller - Maersk A/S Series B	43,153	100,671,217
Vestas Wind Systems A/S (a)	870,800	39,394,153
TOTAL DENMARK		140,065,370
Finland - 1.0%
Sampo Oyj (A Shares)	2,761,713	137,568,271
France - 15.4%
Arkema SA	557,987	51,868,715
Atos Origin SA	1,297,613	101,404,509
AXA SA	5,610,173	129,136,475
BNP Paribas SA	2,980,718	197,570,858
Cap Gemini SA	1,612,305	117,080,239
GDF Suez	4,993,053	128,704,492
Havas SA	9,674,642	75,785,752
Orange SA	6,667,900	104,414,762
Renault SA	901,392	75,281,149
Sanofi SA	3,150,927	330,818,687
Schneider Electric SA	899,205	76,121,967
Common Stocks - continued
	Shares	Value
France - continued
Total SA	8,409,522	$ 542,369,771
Vivendi SA	5,119,783	128,680,465
TOTAL FRANCE		2,059,237,841
Germany - 6.8%
Allianz SE	1,303,795	217,063,748
BASF AG	2,409,627	250,514,082
Bayer AG	825,214	109,306,878
Continental AG	414,933	89,787,551
Fresenius SE & Co. KGaA	605,600	90,742,920
GEA Group AG	1,346,697	60,671,848
Siemens AG	780,277	96,361,249
TOTAL GERMANY		914,448,276
Ireland - 0.7%
Actavis PLC (a)	436,900	93,610,194
Israel - 1.0%
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,578,192	137,933,272
Italy - 1.0%
Intesa Sanpaolo SpA	20,292,300	60,260,489
Telecom Italia SpA (a)(d)	66,469,600	76,592,422
TOTAL ITALY		136,852,911
Japan - 19.0%
AEON Mall Co. Ltd.	2,217,700	51,968,459
Astellas Pharma, Inc.	8,274,800	112,211,297
Dentsu, Inc.	1,828,100	72,403,881
East Japan Railway Co.	1,198,700	96,024,366
Hitachi Ltd.	14,274,000	110,634,959
Honda Motor Co. Ltd.	5,300,500	184,516,095
Hoya Corp.	3,463,200	112,133,448
Itochu Corp.	13,553,200	172,569,356
Japan Tobacco, Inc.	5,587,100	196,484,585
KDDI Corp.	1,761,300	101,244,672
Mitsubishi Electric Corp.	5,593,000	73,836,186
Mitsubishi UFJ Financial Group, Inc.	43,096,500	254,153,152
Mitsui Fudosan Co. Ltd.	1,858,000	61,358,256
Mizuho Financial Group, Inc.	63,852,800	123,968,482
Nippon Telegraph & Telephone Corp.	2,800,500	185,965,242
OMRON Corp.	1,488,300	66,010,189
ORIX Corp.	6,887,100	111,304,372
Common Stocks - continued
	Shares	Value
Japan - continued
Seven & i Holdings Co., Ltd.	3,521,300	$ 146,541,049
Seven Bank Ltd.	16,443,800	65,989,513
SoftBank Corp.	940,400	67,603,725
Sony Financial Holdings, Inc.	4,383,200	71,785,615
Sumitomo Mitsui Trust Holdings, Inc.	24,727,000	107,604,642
TOTAL JAPAN		2,546,311,541
Korea (South) - 0.8%
Hyundai Motor Co.	437,299	103,506,290
Luxembourg - 0.5%
RTL Group SA	582,839	59,353,266
Netherlands - 1.7%
ING Groep NV (Certificaten Van Aandelen) (a)	9,418,834	122,327,958
Reed Elsevier NV	1,721,749	38,790,172
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,597,569	65,749,551
TOTAL NETHERLANDS		226,867,681
Norway - 0.9%
Statoil ASA	4,261,500	121,770,562
Singapore - 0.8%
Singapore Telecommunications Ltd.	32,090,000	104,372,870
Spain - 2.9%
Amadeus IT Holding SA Class A (d)	1,887,274	74,551,051
Banco Bilbao Vizcaya Argentaria SA	12,751,500	156,750,411
Iberdrola SA	15,984,700	119,136,404
International Consolidated Airlines Group SA CDI (a)	7,290,936	40,719,122
TOTAL SPAIN		391,156,988
Sweden - 2.3%
Meda AB (A Shares)	3,500,000	56,471,253
Nordea Bank AB	12,863,333	173,047,650
Svenska Cellulosa AB (SCA) (B Shares)	3,303,962	81,662,683
TOTAL SWEDEN		311,181,586
Switzerland - 6.6%
Nestle SA	3,517,568	260,440,982
Novartis AG	4,272,255	371,680,401
Roche Holding AG (participation certificate)	307,088	89,118,703
Common Stocks - continued
	Shares	Value
Switzerland - continued
Syngenta AG (Switzerland)	166,682	$ 59,047,817
UBS AG (NY Shares)	5,911,071	101,493,089
TOTAL SWITZERLAND		881,780,992
United Kingdom - 23.9%
AstraZeneca PLC (United Kingdom)	3,084,808	225,241,902
BAE Systems PLC	18,360,350	132,608,499
Barclays PLC	42,034,690	159,340,622
BG Group PLC	4,367,700	86,127,814
BHP Billiton PLC	8,309,248	283,445,302
BT Group PLC	13,991,397	91,600,325
Bunzl PLC	4,296,529	115,408,434
Compass Group PLC	7,867,217	128,505,503
GlaxoSmithKline PLC	2,733,808	65,881,367
HSBC Holdings PLC sponsored ADR (d)	6,232,688	332,763,212
Imperial Tobacco Group PLC	4,241,640	184,113,445
Informa PLC	9,089,498	74,872,156
ITV PLC	34,657,585	122,115,381
Jazztel PLC (a)	2,334,060	31,473,010
Liberty Global PLC Class A (a)	1,559,900	64,891,840
National Grid PLC	15,256,028	217,295,242
Next PLC	628,400	71,824,807
Prudential PLC	4,735,396	108,837,703
Reed Elsevier PLC	7,457,310	120,173,235
Royal Dutch Shell PLC Class A sponsored ADR	3,535,513	289,311,029
Standard Chartered PLC (United Kingdom)	2,553,319	53,108,668
Vodafone Group PLC sponsored ADR	6,968,266	231,485,797
TOTAL UNITED KINGDOM		3,190,425,293
United States of America - 2.1%
AbbVie, Inc.	1,825,929	95,569,124
Cabot Corp.	1,140,878	59,770,598
ResMed, Inc. CDI	13,374,620	67,849,242
T-Mobile U.S., Inc. (a)	1,528,300	50,342,202
TOTAL UNITED STATES OF AMERICA		273,531,166
TOTAL COMMON STOCKS (Cost $11,831,178,979)		13,051,556,890
Nonconvertible Preferred Stocks - 1.1%
	Shares	Value
Germany - 1.1%
Volkswagen AG (Cost $140,051,859)	648,590	$ 151,595,705
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.11% (b)	208,741,509	208,741,509
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	178,762,168	178,762,168
TOTAL MONEY MARKET FUNDS (Cost $387,503,677)		387,503,677
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $12,358,734,515)		13,590,656,272
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(218,679,987)
NET ASSETS - 100%		$ 13,371,976,285
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 133,874
Fidelity Securities Lending Cash Central Fund	9,594,145
Total	$ 9,728,019
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,433,402,783	$ 1,072,976,517	$ 360,426,266	$ -
Consumer Staples	1,007,493,973	265,776,128	741,717,845	-
Energy	1,105,784,239	355,516,092	750,268,147	-
Financials	3,389,792,665	1,187,612,192	2,202,180,473	-
Health Care	2,047,780,137	651,762,231	1,396,017,906	-
Industrials	1,153,793,325	627,341,047	526,452,278	-
Information Technology	581,814,395	293,035,799	288,778,596	-
Materials	769,431,224	426,938,105	342,493,119	-
Telecommunication Services	1,248,723,716	441,981,474	806,742,242	-
Utilities	465,136,138	247,840,896	217,295,242	-
Money Market Funds	387,503,677	387,503,677	-	-
Total Investments in Securities:	$ 13,590,656,272	$ 5,958,284,158	$ 7,632,372,114	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,066,257,986
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $12,381,054,891. Net unrealized appreciation aggregated $1,209,601,381, of which $1,568,868,422 related to appreciated investment securities and $359,267,041 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Total Emerging Markets Fund
Class A
Class T
Class C
Institutional Class

July 31, 2014

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity® Total Emerging Markets Fund

1.931274.102

ATEK-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.4%
	Shares	Value
Argentina - 0.3%
Grupo Financiero Galicia SA sponsored ADR	7,910	$ 127,509
YPF SA Class D sponsored ADR	4,082	144,421
TOTAL ARGENTINA		271,930
Austria - 0.1%
C.A.T. oil AG (Bearer)	5,331	102,758
Bailiwick of Jersey - 0.1%
Atrium European Real Estate Ltd.	15,770	88,057
Petrofac Ltd.	100	1,852
TOTAL BAILIWICK OF JERSEY		89,909
Bermuda - 1.8%
Aquarius Platinum Ltd. (Australia) (a)	415,044	172,003
BW Offshore Ltd.	70,844	94,100
Cosan Ltd. Class A	11,763	141,979
Golar LNG Ltd.	3,300	203,313
GP Investments Ltd. Class A (depositary receipt) (a)	76,222	166,303
Hoegh LNG Holdings Ltd. (a)	8,518	107,384
Odfjell Drilling A/S	20,215	103,867
Shangri-La Asia Ltd.	124,000	195,603
Yue Yuen Industrial (Holdings) Ltd.	80,500	269,018
TOTAL BERMUDA		1,453,570
Brazil - 3.1%
BM&F BOVESPA SA	48,780	260,375
BR Properties SA	21,880	135,306
Cosan SA Industria e Comercio	7,529	123,351
Estacio Participacoes SA	12,800	158,819
Fibria Celulose SA (a)	17,200	168,835
Kroton Educacional SA	10,220	272,173
Light SA	8,952	84,045
Localiza Rent A Car SA	16,700	265,875
Mills Estruturas e Servicos de Engenharia SA	16,700	174,011
Minerva SA (a)	53,100	270,093
Qualicorp SA (a)	8,800	101,818
Smiles SA	14,200	247,229
T4F Entretenimento SA (a)	31,400	70,447
Ultrapar Participacoes SA	6,800	156,606
TOTAL BRAZIL		2,488,983
British Virgin Islands - 0.1%
Luxoft Holding, Inc. (a)	1,500	47,685
Common Stocks - continued
	Shares	Value
Canada - 0.7%
First Quantum Minerals Ltd.	5,500	$ 130,444
Goldcorp, Inc.	8,500	232,778
Pan American Silver Corp.	9,600	140,928
Torex Gold Resources, Inc. (a)	46,600	64,963
TOTAL CANADA		569,113
Cayman Islands - 5.3%
58.com, Inc. ADR	5,250	258,038
Anta Sports Products Ltd.	109,000	179,155
Anton Oilfield Services Group	66,000	37,078
Bloomage BioTechnology Corp. Ltd.	20,000	49,430
China Lodging Group Ltd. ADR (a)	7,400	184,630
Cimc Enric Holdings Ltd.	130,000	154,790
Eurasia Drilling Co. Ltd. GDR (Reg. S)	6,134	186,106
GCL-Poly Energy Holdings Ltd. (a)	1,479,000	477,472
Greatview Aseptic Pack Co. Ltd.	281,000	218,740
Haitian International Holdings Ltd.	63,000	147,585
Hengan International Group Co. Ltd.	27,500	294,202
Hilong Holding Ltd.	305,000	171,027
On-Bright Electronics, Inc.	2,000	13,794
Silergy Corp.	7,190	59,676
SINA Corp. (a)	1,751	84,731
Tencent Holdings Ltd.	65,700	1,066,952
Tingyi (Cayman Islands) Holding Corp.	84,000	237,848
Uni-President China Holdings Ltd.	240,600	197,437
Xueda Education Group sponsored ADR	24,400	108,824
Yingde Gases Group Co. Ltd.	145,500	158,805
TOTAL CAYMAN ISLANDS		4,286,320
Chile - 1.0%
Banco Santander Chile	3,170,474	201,359
Embotelladora Andina SA ADR	1,800	32,490
Empresa Nacional de Electricidad SA	108,573	161,200
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,939	96,443
Inversiones La Construccion SA	12,851	154,339
Vina Concha y Toro SA	66,595	130,389
TOTAL CHILE		776,220
China - 5.0%
Anhui Conch Cement Co. Ltd. (H Shares)	45,000	168,359
BBMG Corp. (H Shares)	184,500	143,700
China Life Insurance Co. Ltd. (H Shares)	209,650	622,634
China Pacific Insurance Group Co. Ltd. (H Shares)	129,400	508,241
Common Stocks - continued
	Shares	Value
China - continued
China Petroleum & Chemical Corp. (H Shares)	246,000	$ 240,835
China Suntien Green Energy Corp. Ltd. (H Shares)	423,950	131,525
China Telecom Corp. Ltd. (H Shares)	582,657	328,411
Industrial & Commercial Bank of China Ltd. (H Shares)	1,521,000	1,037,349
Maanshan Iron & Steel Ltd. (H Shares) (a)	588,000	137,135
PetroChina Co. Ltd.:
(H Shares)	88,000	114,054
sponsored ADR	500	64,535
PICC Property & Casualty Co. Ltd. (H Shares)	260,500	421,214
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	142,500	162,463
TOTAL CHINA		4,080,455
Colombia - 0.5%
BanColombia SA sponsored ADR	6,611	412,593
Denmark - 0.9%
Auriga Industries A/S Series B (a)	3,181	171,384
Vestas Wind Systems A/S (a)	11,949	540,561
TOTAL DENMARK		711,945
Egypt - 0.1%
Citadel Capital Corp. (a)	149,900	90,359
France - 0.1%
Technip SA	1,229	113,470
Greece - 0.4%
National Bank of Greece SA (a)	80,560	256,462
Public Power Corp. of Greece	6,536	95,835
TOTAL GREECE		352,297
Hong Kong - 1.4%
China Power International Development Ltd.	347,300	145,626
China Resources Power Holdings Co. Ltd.	55,231	154,289
China Unicom Ltd.	158,200	276,360
CNOOC Ltd.	126,000	222,878
CNOOC Ltd. sponsored ADR	400	70,668
Far East Horizon Ltd.	246,000	188,637
Sinotruk Hong Kong Ltd.	211,000	111,589
TOTAL HONG KONG		1,170,047
India - 5.7%
Adani Ports & Special Economic Zone	69,388	296,502
Axis Bank Ltd.	107,860	713,447
Bharti Airtel Ltd. (a)	55,121	338,014
Common Stocks - continued
	Shares	Value
India - continued
Bharti Infratel Ltd. (a)	72,745	$ 307,246
Eicher Motors Ltd.	1,860	260,425
Grasim Industries Ltd.	3,827	221,564
ITC Ltd.	80,387	470,428
JK Cement Ltd.	17,590	112,497
Lupin Ltd.	13,707	289,729
MindTree Consulting Ltd.	2,244	38,830
Petronet LNG Ltd.	83,278	250,337
Phoenix Mills Ltd.	42,054	244,398
Power Grid Corp. of India Ltd.	57,295	125,439
SREI Infrastructure Finance Ltd.	313,747	235,786
State Bank of India	4,855	193,913
Tata Consultancy Services Ltd.	3,970	168,713
Tech Mahindra Ltd.	2,892	102,300
Yes Bank Ltd.	22,908	201,956
TOTAL INDIA		4,571,524
Indonesia - 1.9%
PT AKR Corporindo Tbk	422,800	159,456
PT Bakrieland Development Tbk (a)	18,493,700	78,432
PT Bank Rakyat Indonesia Tbk	546,600	524,283
PT Bank Tabungan Negara Tbk	1,290,900	119,396
PT Kalbe Farma Tbk	1,570,900	231,997
PT Lippo Karawaci Tbk	1,361,700	128,636
PT MNC Sky Vision Tbk	183,800	30,277
PT Telkomunikasi Indonesia Tbk sponsored ADR	5,420	243,412
TOTAL INDONESIA		1,515,889
Israel - 0.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	160,950	300,614
Kenya - 0.2%
Equity Bank Ltd. (a)	356,200	183,577
Korea (South) - 12.7%
AMOREPACIFIC Group, Inc.	586	502,976
Daewoo International Corp.	23,269	837,629
E-Mart Co. Ltd.	1,662	373,141
Fila Korea Ltd.	1,206	104,886
Hana Financial Group, Inc.	13,591	547,268
Hankook Shell Oil Co. Ltd.	204	100,289
Hyundai Industrial Development & Construction Co.	6,540	242,756
Hyundai Mobis	2,113	631,113
KB Financial Group, Inc.	8,956	349,810
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KEPCO Plant Service & Engineering Co. Ltd.	2,505	$ 180,200
Korea Electric Power Corp.	5,538	228,499
Korea Zinc Co. Ltd.	492	196,971
Korean Reinsurance Co.	26,677	291,830
KT&G Corp.	3,514	339,417
LG Chemical Ltd.	1,204	336,879
LG Corp.	4,041	270,575
NAVER Corp.	925	660,397
Oci Co. Ltd. (a)	833	130,846
Samsung C&T Corp.	4,268	302,847
Samsung Electronics Co. Ltd.	1,867	2,415,944
Seoul Semiconductor Co. Ltd.	5,434	149,950
Shinhan Financial Group Co. Ltd.	13,892	685,994
SK Hynix, Inc. (a)	4,717	205,205
SK Telecom Co. Ltd. sponsored ADR	6,215	175,947
TOTAL KOREA (SOUTH)		10,261,369
Luxembourg - 0.1%
Globant SA (a)	3,800	43,016
Mexico - 3.9%
America Movil S.A.B. de CV Series L sponsored ADR	28,343	668,045
CEMEX S.A.B. de CV sponsored ADR	21,208	266,372
El Puerto de Liverpool S.A.B. de CV Class C	19,300	214,840
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	5,150	483,534
Gruma S.A.B. de CV Series B (a)	10,800	118,195
Grupo Comercial Chedraui S.A.B. de CV	71,176	233,449
Grupo Financiero Banorte S.A.B. de CV Series O	59,350	394,440
Grupo Televisa SA de CV (CPO) sponsored ADR	18,300	651,297
Macquarie Mexican (REIT)	71,320	143,935
TOTAL MEXICO		3,174,107
Nigeria - 1.4%
Guaranty Trust Bank PLC	489,345	90,373
Guaranty Trust Bank PLC GDR (Reg. S)	37,730	339,570
Transnational Corp. of Nigeria PLC	1,631,509	55,425
Zenith Bank PLC	3,967,665	614,633
TOTAL NIGERIA		1,100,001
Norway - 0.2%
ElectroMagnetic GeoServices ASA (a)	40,540	36,114
Spectrum ASA (a)	2,283	13,946
Common Stocks - continued
	Shares	Value
Norway - continued
Statoil ASA	3,600	$ 102,868
TGS Nopec Geophysical Co. ASA	82	2,335
TOTAL NORWAY		155,263
Panama - 0.3%
Copa Holdings SA Class A	1,830	277,922
Philippines - 1.5%
Alliance Global Group, Inc.	354,100	212,026
LT Group, Inc.	463,600	168,801
Metropolitan Bank & Trust Co.	166,894	327,174
PNOC Energy Development Corp.	616,200	86,279
Robinsons Land Corp.	868,800	449,001
TOTAL PHILIPPINES		1,243,281
Poland - 0.5%
Cyfrowy Polsat SA	24,800	185,982
Powszechny Zaklad Ubezpieczen SA	1,455	205,173
TOTAL POLAND		391,155
Puerto Rico - 0.1%
Popular, Inc. (a)	3,430	109,417
Romania - 0.1%
SNGN Romgaz SA GDR (e)	4,369	45,831
Russia - 2.3%
Bashneft OJSC rights 12/31/99 (a)	150	0
E.ON Russia JSC (a)	2,169,400	145,810
Gazprom OAO sponsored:
ADR	12,432	91,127
ADR (Reg. S)	45,300	332,955
LUKOIL Oil Co. sponsored ADR (United Kingdom)	3,100	173,755
Mobile TeleSystems OJSC	28,481	219,940
Mobile TeleSystems OJSC sponsored ADR	200	3,586
NOVATEK OAO GDR (Reg. S)	1,200	124,620
Sberbank (Savings Bank of the Russian Federation) (a)	331,650	683,188
TMK OAO GDR (Reg. S)	11,400	102,600
TOTAL RUSSIA		1,877,581
Singapore - 0.6%
Ezion Holdings Ltd.	60,200	103,096
First Resources Ltd.	213,000	384,308
TOTAL SINGAPORE		487,404
Common Stocks - continued
	Shares	Value
South Africa - 3.7%
Alexander Forbes Group Holding (a)	111,459	$ 90,431
Aspen Pharmacare Holdings Ltd.	13,637	369,508
Barclays Africa Group Ltd.	12,479	194,930
Bidvest Group Ltd.	11,869	319,809
Impala Platinum Holdings Ltd. (a)	15,000	148,741
JSE Ltd.	11,450	106,032
Life Healthcare Group Holdings Ltd.	62,500	257,041
MTN Group Ltd.	27,337	566,982
Naspers Ltd. Class N	7,800	967,948
TOTAL SOUTH AFRICA		3,021,422
Taiwan - 5.7%
Cathay Financial Holding Co. Ltd.	178,600	296,473
E.SUN Financial Holdings Co. Ltd.	225,582	149,657
EGiS Technology, Inc. (a)	1,219	3,769
Hon Hai Precision Industry Co. Ltd. (Foxconn)	156,950	536,522
MediaTek, Inc.	52,000	802,819
Taiwan Fertilizer Co. Ltd.	148,900	301,151
Taiwan Semiconductor Manufacturing Co. Ltd.	326,000	1,303,874
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	23,542	470,840
Unified-President Enterprises Corp.	241,739	459,078
Universal Cement Corp.	88,740	85,823
Voltronic Power Technology Corp.	1,000	6,987
Yuanta Financial Holding Co. Ltd.	313,300	173,573
TOTAL TAIWAN		4,590,566
Thailand - 0.9%
Kasikornbank PCL (For. Reg.)	55,960	367,509
SPCG Public Co. Ltd. (a)	43,400	33,371
Thai Union Frozen Products PCL (For. Reg.)	105,500	214,097
Total Access Communication PCL NVDR	26,450	84,539
TOTAL THAILAND		699,516
Togo - 0.3%
Ecobank Transnational, Inc.	2,665,687	271,673
Turkey - 1.3%
Aygaz A/S	19,157	82,250
Tupras Turkiye Petrol Rafinelleri A/S	9,100	222,319
Turkcell Iletisim Hizmet A/S sponsored ADR (a)	8,830	144,282
Turkiye Garanti Bankasi A/S	58,100	239,269
Turkiye Halk Bankasi A/S	43,740	330,683
TOTAL TURKEY		1,018,803
Common Stocks - continued
	Shares	Value
United Arab Emirates - 0.2%
First Gulf Bank PJSC	34,602	$ 171,453
United Kingdom - 0.5%
Antofagasta PLC	7,600	103,996
BG Group PLC	7,900	155,782
Cairn Energy PLC (a)	49,910	148,640
UBS AG London Branch warrants 6/29/15 (a)	8,100	26,094
TOTAL UNITED KINGDOM		434,512
United States of America - 1.0%
21Vianet Group, Inc. ADR (a)	2,888	80,373
Cognizant Technology Solutions Corp. Class A (a)	8,120	398,286
Facebook, Inc. Class A (a)	4,506	327,361
TOTAL UNITED STATES OF AMERICA		806,020
TOTAL COMMON STOCKS (Cost $43,631,175)		53,769,570
Nonconvertible Preferred Stocks - 7.2%

Brazil - 4.6%
Ambev SA sponsored ADR	29,600	203,944
Banco do Estado Rio Grande do Sul SA	45,100	229,401
Braskem SA (PN-A)	30,000	185,521
Companhia Paranaense de Energia-Copel:
(PN-B)	515	7,990
(PN-B) sponsored	4,185	65,035
Gerdau SA sponsored	45,900	269,892
Itau Unibanco Holding SA sponsored ADR	52,598	810,009
Marcopolo SA (PN)	108,200	190,766
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored (non-vtg.)	2,906	48,879
sponsored ADR	27,221	433,903
Telefonica Brasil SA	6,790	136,473
TIM Participacoes SA sponsored ADR	4,360	116,063
Vale SA (PN-A) sponsored ADR	78,100	999,680
TOTAL BRAZIL		3,697,556
Chile - 0.1%
Embotelladora Andina SA Class A	39,286	118,127
Korea (South) - 2.3%
Hyundai Motor Co. Series 2	5,613	937,497
Nonconvertible Preferred Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Electronics Co. Ltd.	437	$ 451,882
Samsung Fire & Marine Insurance Co. Ltd.	2,344	430,719
TOTAL KOREA (SOUTH)		1,820,098
Russia - 0.2%
Bashneft OJSC (a)	900	37,457
Sberbank (Savings Bank of the Russian Federation) (a)	8,100	12,956
Surgutneftegas	140,450	103,503
TOTAL RUSSIA		153,916
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,449,699)		5,789,697
Nonconvertible Bonds - 7.2%
		Principal Amount (c)
Azerbaijan - 0.3%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		$ 200,000	198,500
Canada - 0.5%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		400,000	436,000
Georgia - 0.4%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		300,000	320,250
Indonesia - 0.2%
PT Pertamina Persero 5.625% 5/20/43 (e)		200,000	189,250
Ireland - 0.1%
Vnesheconombank Via VEB Finance PLC 6.8% 11/22/25 (e)		100,000	94,750
Kazakhstan - 0.9%
KazMunaiGaz National Co. 5.75% 4/30/43 (e)		300,000	295,560
Zhaikmunai International BV 7.125% 11/13/19 (e)		400,000	435,000
TOTAL KAZAKHSTAN			730,560
Luxembourg - 0.4%
Millicom International Cellular SA 4.75% 5/22/20 (e)		200,000	197,500
RSHB Capital SA 6.299% 5/15/17 (Reg. S)		100,000	99,250
TOTAL LUXEMBOURG			296,750
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Mexico - 1.1%
America Movil S.A.B. de CV 6.45% 12/5/22 (c)	MXN	9,750,000	$ 722,586
Petroleos Mexicanos 6.375% 1/23/45 (e)		175,000	201,250
TOTAL MEXICO			923,836
Morocco - 0.3%
OCP SA 6.875% 4/25/44 (e)		200,000	212,000
Netherlands - 0.4%
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		100,000	107,000
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		200,000	201,448
TOTAL NETHERLANDS			308,448
Nigeria - 0.3%
Zenith Bank PLC 6.25% 4/22/19 (e)		200,000	199,000
Paraguay - 0.3%
Banco Regl Saeca 8.125% 1/24/19 (e)		200,000	221,000
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		150,000	189,375
Turkey - 0.2%
Arcelik A/S 5% 4/3/23 (e)		200,000	193,750
Venezuela - 1.6%
Petroleos de Venezuela SA:
5.5% 4/12/37		500,000	285,000
6% 11/15/26 (Reg. S)		700,000	432,600
8.5% 11/2/17 (e)		250,000	232,813
9% 11/17/21 (Reg. S)		150,000	127,500
9.75% 5/17/35 (e)		300,000	243,000
TOTAL VENEZUELA			1,320,913
TOTAL NONCONVERTIBLE BONDS (Cost $5,657,949)			5,834,382
Government Obligations - 15.7%

Armenia - 0.5%
Republic of Armenia 6% 9/30/20 (e)		400,000	420,000
Government Obligations - continued
		Principal Amount (c)	Value
Azerbaijan - 0.7%
Azerbaijan Republic 4.75% 3/18/24 (e)		$ 200,000	$ 206,500
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		325,000	324,188
TOTAL AZERBAIJAN			530,688
Barbados - 0.4%
Barbados Government 7% 8/4/22 (e)		350,000	317,457
Belarus - 0.4%
Belarus Republic 8.75% 8/3/15 (Reg. S)		325,000	331,500
Belize - 0.3%
Belize Government 5% 2/20/38 (d)(e)		332,500	236,906
Bolivia - 0.2%
Plurinational State of Bolivia 4.875% 10/29/22 (e)		200,000	203,500
Congo - 0.4%
Congo Republic 3.5% 6/30/29 (d)		312,550	289,753
Costa Rica - 0.3%
Costa Rican Republic 7% 4/4/44 (e)		200,000	210,000
Dominican Republic - 0.5%
Dominican Republic:
5.875% 4/18/24 (e)		150,000	155,250
7.45% 4/30/44 (e)		200,000	213,000
TOTAL DOMINICAN REPUBLIC			368,250
El Salvador - 0.2%
El Salvador Republic 7.625% 2/1/41 (e)		150,000	161,250
Ghana - 0.2%
Ghana Republic 7.875% 8/7/23 (Reg.S)		200,000	193,624
Guatemala - 0.2%
Guatemalan Republic 4.875% 2/13/28 (e)		200,000	201,000
Honduras - 0.3%
Republic of Honduras 7.5% 3/15/24 (e)		200,000	204,500
Hungary - 0.5%
Hungarian Republic 7.625% 3/29/41		350,000	445,375
Indonesia - 0.3%
Indonesian Republic 6.75% 1/15/44 (e)		200,000	238,750
Iraq - 0.5%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		500,000	445,000
Government Obligations - continued
		Principal Amount (c)	Value
Ivory Coast - 0.6%
Ivory Coast:
5.375% 7/23/24 (e)		$ 200,000	$ 194,500
7.7743% 12/31/32 (d)		275,000	269,888
TOTAL IVORY COAST			464,388
Jamaica - 0.2%
Jamaican Government 8% 6/24/19		150,000	160,875
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		300,000	301,875
Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (e)		200,000	212,290
Lebanon - 0.3%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		250,000	283,125
Mongolia - 0.2%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)		200,000	172,000
Morocco - 0.2%
Moroccan Kingdom 5.5% 12/11/42 (e)		200,000	197,624
Pakistan - 0.3%
Islamic Republic of Pakistan 7.25% 4/15/19 (e)		200,000	208,000
Panama - 0.2%
Panamanian Republic 4.3% 4/29/53		200,000	173,500
Peru - 0.4%
Peruvian Republic 8.75% 11/21/33		200,000	305,000
Philippines - 0.3%
Philippine Republic 9.5% 2/2/30		150,000	235,500
Romania - 0.3%
Romanian Republic 6.125% 1/22/44 (e)		200,000	227,500
Russia - 1.2%
Russian Federation:
5.625% 4/4/42 (e)		200,000	200,000
5.875% 9/16/43 (e)		400,000	404,000
12.75% 6/24/28 (Reg. S)		225,000	373,545
TOTAL RUSSIA			977,545
Senegal - 0.3%
Republic of Senegal 8.75% 5/13/21 (e)		200,000	233,040
Serbia - 0.4%
Republic of Serbia 7.25% 9/28/21 (e)		260,000	299,975
Government Obligations - continued
		Principal Amount (c)	Value
Slovenia - 0.5%
Republic of Slovenia:
4.75% 5/10/18 (e)		$ 200,000	$ 214,000
5.85% 5/10/23 (e)		200,000	223,000
TOTAL SLOVENIA			437,000
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		300,000	318,750
Tanzania - 0.3%
United Republic of Tanzania 6.332% 3/9/20 (g)		200,000	214,500
Turkey - 0.4%
Turkish Republic 11.875% 1/15/30		165,000	286,478
Ukraine - 0.5%
Ukraine Government:
6.58% 11/21/16 (e)		250,000	238,750
6.75% 11/14/17 (e)		200,000	190,100
TOTAL UKRAINE			428,850
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 8/21/14 to 9/25/14 (f)		110,000	109,998
Venezuela - 1.5%
Venezuelan Republic:
7% 3/31/38		650,000	447,850
7.65% 4/21/25		600,000	450,000
8.25% 10/13/24		300,000	234,750
9% 5/7/23 (Reg. S)		100,000	83,750
TOTAL VENEZUELA			1,216,350
Vietnam - 0.3%
Vietnamese Socialist Republic 6.75% 1/29/20 (e)		200,000	226,250
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (e)		200,000	192,250
TOTAL GOVERNMENT OBLIGATIONS (Cost $12,021,858)			12,680,216
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $2,856,441)	2,856,441	$ 2,856,441
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $69,617,122)		80,930,306
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,766)
NET ASSETS - 100%		$ 80,915,540
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
25 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2014	$ 1,318,250	$ (5,325)

The face value of futures purchased as a percentage of net assets is 1.6%
Currency Abbreviations
MXN	-	Mexican peso
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,523,934 or 13.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $109,998.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,295
Fidelity Securities Lending Cash Central Fund	163
Total	$ 1,458
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,409,738	$ 3,062,189	$ 2,347,549	$ -
Consumer Staples	5,231,954	1,590,221	3,641,733	-
Energy	5,162,163	3,532,394	1,629,769	-
Financials	16,482,654	6,673,499	9,809,155	-
Health Care	1,250,093	728,367	521,726	-
Industrials	5,114,774	1,768,944	3,345,830	-
Information Technology	10,168,429	1,710,330	8,458,099	-
Materials	5,317,437	2,883,534	2,433,903	-
Telecommunication Services	4,006,357	2,671,787	1,334,570	-
Utilities	1,415,668	642,165	773,503	-
Corporate Bonds	5,834,382	-	5,834,382	-
Government Obligations	12,680,216	-	12,680,216	-
Money Market Funds	2,856,441	2,856,441	-	-
Total Investments in Securities:	$ 80,930,306	$ 28,119,871	$ 52,810,435	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (5,325)	$ (5,325)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 24,285,956
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $69,827,852. Net unrealized appreciation aggregated $11,102,454, of which $13,407,893 related to appreciated investment securities and $2,305,439 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total Emerging Markets Fund

July 31, 2014

1.931233.102

TEK-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.4%
	Shares	Value
Argentina - 0.3%
Grupo Financiero Galicia SA sponsored ADR	7,910	$ 127,509
YPF SA Class D sponsored ADR	4,082	144,421
TOTAL ARGENTINA		271,930
Austria - 0.1%
C.A.T. oil AG (Bearer)	5,331	102,758
Bailiwick of Jersey - 0.1%
Atrium European Real Estate Ltd.	15,770	88,057
Petrofac Ltd.	100	1,852
TOTAL BAILIWICK OF JERSEY		89,909
Bermuda - 1.8%
Aquarius Platinum Ltd. (Australia) (a)	415,044	172,003
BW Offshore Ltd.	70,844	94,100
Cosan Ltd. Class A	11,763	141,979
Golar LNG Ltd.	3,300	203,313
GP Investments Ltd. Class A (depositary receipt) (a)	76,222	166,303
Hoegh LNG Holdings Ltd. (a)	8,518	107,384
Odfjell Drilling A/S	20,215	103,867
Shangri-La Asia Ltd.	124,000	195,603
Yue Yuen Industrial (Holdings) Ltd.	80,500	269,018
TOTAL BERMUDA		1,453,570
Brazil - 3.1%
BM&F BOVESPA SA	48,780	260,375
BR Properties SA	21,880	135,306
Cosan SA Industria e Comercio	7,529	123,351
Estacio Participacoes SA	12,800	158,819
Fibria Celulose SA (a)	17,200	168,835
Kroton Educacional SA	10,220	272,173
Light SA	8,952	84,045
Localiza Rent A Car SA	16,700	265,875
Mills Estruturas e Servicos de Engenharia SA	16,700	174,011
Minerva SA (a)	53,100	270,093
Qualicorp SA (a)	8,800	101,818
Smiles SA	14,200	247,229
T4F Entretenimento SA (a)	31,400	70,447
Ultrapar Participacoes SA	6,800	156,606
TOTAL BRAZIL		2,488,983
British Virgin Islands - 0.1%
Luxoft Holding, Inc. (a)	1,500	47,685
Common Stocks - continued
	Shares	Value
Canada - 0.7%
First Quantum Minerals Ltd.	5,500	$ 130,444
Goldcorp, Inc.	8,500	232,778
Pan American Silver Corp.	9,600	140,928
Torex Gold Resources, Inc. (a)	46,600	64,963
TOTAL CANADA		569,113
Cayman Islands - 5.3%
58.com, Inc. ADR	5,250	258,038
Anta Sports Products Ltd.	109,000	179,155
Anton Oilfield Services Group	66,000	37,078
Bloomage BioTechnology Corp. Ltd.	20,000	49,430
China Lodging Group Ltd. ADR (a)	7,400	184,630
Cimc Enric Holdings Ltd.	130,000	154,790
Eurasia Drilling Co. Ltd. GDR (Reg. S)	6,134	186,106
GCL-Poly Energy Holdings Ltd. (a)	1,479,000	477,472
Greatview Aseptic Pack Co. Ltd.	281,000	218,740
Haitian International Holdings Ltd.	63,000	147,585
Hengan International Group Co. Ltd.	27,500	294,202
Hilong Holding Ltd.	305,000	171,027
On-Bright Electronics, Inc.	2,000	13,794
Silergy Corp.	7,190	59,676
SINA Corp. (a)	1,751	84,731
Tencent Holdings Ltd.	65,700	1,066,952
Tingyi (Cayman Islands) Holding Corp.	84,000	237,848
Uni-President China Holdings Ltd.	240,600	197,437
Xueda Education Group sponsored ADR	24,400	108,824
Yingde Gases Group Co. Ltd.	145,500	158,805
TOTAL CAYMAN ISLANDS		4,286,320
Chile - 1.0%
Banco Santander Chile	3,170,474	201,359
Embotelladora Andina SA ADR	1,800	32,490
Empresa Nacional de Electricidad SA	108,573	161,200
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,939	96,443
Inversiones La Construccion SA	12,851	154,339
Vina Concha y Toro SA	66,595	130,389
TOTAL CHILE		776,220
China - 5.0%
Anhui Conch Cement Co. Ltd. (H Shares)	45,000	168,359
BBMG Corp. (H Shares)	184,500	143,700
China Life Insurance Co. Ltd. (H Shares)	209,650	622,634
China Pacific Insurance Group Co. Ltd. (H Shares)	129,400	508,241
Common Stocks - continued
	Shares	Value
China - continued
China Petroleum & Chemical Corp. (H Shares)	246,000	$ 240,835
China Suntien Green Energy Corp. Ltd. (H Shares)	423,950	131,525
China Telecom Corp. Ltd. (H Shares)	582,657	328,411
Industrial & Commercial Bank of China Ltd. (H Shares)	1,521,000	1,037,349
Maanshan Iron & Steel Ltd. (H Shares) (a)	588,000	137,135
PetroChina Co. Ltd.:
(H Shares)	88,000	114,054
sponsored ADR	500	64,535
PICC Property & Casualty Co. Ltd. (H Shares)	260,500	421,214
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	142,500	162,463
TOTAL CHINA		4,080,455
Colombia - 0.5%
BanColombia SA sponsored ADR	6,611	412,593
Denmark - 0.9%
Auriga Industries A/S Series B (a)	3,181	171,384
Vestas Wind Systems A/S (a)	11,949	540,561
TOTAL DENMARK		711,945
Egypt - 0.1%
Citadel Capital Corp. (a)	149,900	90,359
France - 0.1%
Technip SA	1,229	113,470
Greece - 0.4%
National Bank of Greece SA (a)	80,560	256,462
Public Power Corp. of Greece	6,536	95,835
TOTAL GREECE		352,297
Hong Kong - 1.4%
China Power International Development Ltd.	347,300	145,626
China Resources Power Holdings Co. Ltd.	55,231	154,289
China Unicom Ltd.	158,200	276,360
CNOOC Ltd.	126,000	222,878
CNOOC Ltd. sponsored ADR	400	70,668
Far East Horizon Ltd.	246,000	188,637
Sinotruk Hong Kong Ltd.	211,000	111,589
TOTAL HONG KONG		1,170,047
India - 5.7%
Adani Ports & Special Economic Zone	69,388	296,502
Axis Bank Ltd.	107,860	713,447
Bharti Airtel Ltd. (a)	55,121	338,014
Common Stocks - continued
	Shares	Value
India - continued
Bharti Infratel Ltd. (a)	72,745	$ 307,246
Eicher Motors Ltd.	1,860	260,425
Grasim Industries Ltd.	3,827	221,564
ITC Ltd.	80,387	470,428
JK Cement Ltd.	17,590	112,497
Lupin Ltd.	13,707	289,729
MindTree Consulting Ltd.	2,244	38,830
Petronet LNG Ltd.	83,278	250,337
Phoenix Mills Ltd.	42,054	244,398
Power Grid Corp. of India Ltd.	57,295	125,439
SREI Infrastructure Finance Ltd.	313,747	235,786
State Bank of India	4,855	193,913
Tata Consultancy Services Ltd.	3,970	168,713
Tech Mahindra Ltd.	2,892	102,300
Yes Bank Ltd.	22,908	201,956
TOTAL INDIA		4,571,524
Indonesia - 1.9%
PT AKR Corporindo Tbk	422,800	159,456
PT Bakrieland Development Tbk (a)	18,493,700	78,432
PT Bank Rakyat Indonesia Tbk	546,600	524,283
PT Bank Tabungan Negara Tbk	1,290,900	119,396
PT Kalbe Farma Tbk	1,570,900	231,997
PT Lippo Karawaci Tbk	1,361,700	128,636
PT MNC Sky Vision Tbk	183,800	30,277
PT Telkomunikasi Indonesia Tbk sponsored ADR	5,420	243,412
TOTAL INDONESIA		1,515,889
Israel - 0.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	160,950	300,614
Kenya - 0.2%
Equity Bank Ltd. (a)	356,200	183,577
Korea (South) - 12.7%
AMOREPACIFIC Group, Inc.	586	502,976
Daewoo International Corp.	23,269	837,629
E-Mart Co. Ltd.	1,662	373,141
Fila Korea Ltd.	1,206	104,886
Hana Financial Group, Inc.	13,591	547,268
Hankook Shell Oil Co. Ltd.	204	100,289
Hyundai Industrial Development & Construction Co.	6,540	242,756
Hyundai Mobis	2,113	631,113
KB Financial Group, Inc.	8,956	349,810
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KEPCO Plant Service & Engineering Co. Ltd.	2,505	$ 180,200
Korea Electric Power Corp.	5,538	228,499
Korea Zinc Co. Ltd.	492	196,971
Korean Reinsurance Co.	26,677	291,830
KT&G Corp.	3,514	339,417
LG Chemical Ltd.	1,204	336,879
LG Corp.	4,041	270,575
NAVER Corp.	925	660,397
Oci Co. Ltd. (a)	833	130,846
Samsung C&T Corp.	4,268	302,847
Samsung Electronics Co. Ltd.	1,867	2,415,944
Seoul Semiconductor Co. Ltd.	5,434	149,950
Shinhan Financial Group Co. Ltd.	13,892	685,994
SK Hynix, Inc. (a)	4,717	205,205
SK Telecom Co. Ltd. sponsored ADR	6,215	175,947
TOTAL KOREA (SOUTH)		10,261,369
Luxembourg - 0.1%
Globant SA (a)	3,800	43,016
Mexico - 3.9%
America Movil S.A.B. de CV Series L sponsored ADR	28,343	668,045
CEMEX S.A.B. de CV sponsored ADR	21,208	266,372
El Puerto de Liverpool S.A.B. de CV Class C	19,300	214,840
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	5,150	483,534
Gruma S.A.B. de CV Series B (a)	10,800	118,195
Grupo Comercial Chedraui S.A.B. de CV	71,176	233,449
Grupo Financiero Banorte S.A.B. de CV Series O	59,350	394,440
Grupo Televisa SA de CV (CPO) sponsored ADR	18,300	651,297
Macquarie Mexican (REIT)	71,320	143,935
TOTAL MEXICO		3,174,107
Nigeria - 1.4%
Guaranty Trust Bank PLC	489,345	90,373
Guaranty Trust Bank PLC GDR (Reg. S)	37,730	339,570
Transnational Corp. of Nigeria PLC	1,631,509	55,425
Zenith Bank PLC	3,967,665	614,633
TOTAL NIGERIA		1,100,001
Norway - 0.2%
ElectroMagnetic GeoServices ASA (a)	40,540	36,114
Spectrum ASA (a)	2,283	13,946
Common Stocks - continued
	Shares	Value
Norway - continued
Statoil ASA	3,600	$ 102,868
TGS Nopec Geophysical Co. ASA	82	2,335
TOTAL NORWAY		155,263
Panama - 0.3%
Copa Holdings SA Class A	1,830	277,922
Philippines - 1.5%
Alliance Global Group, Inc.	354,100	212,026
LT Group, Inc.	463,600	168,801
Metropolitan Bank & Trust Co.	166,894	327,174
PNOC Energy Development Corp.	616,200	86,279
Robinsons Land Corp.	868,800	449,001
TOTAL PHILIPPINES		1,243,281
Poland - 0.5%
Cyfrowy Polsat SA	24,800	185,982
Powszechny Zaklad Ubezpieczen SA	1,455	205,173
TOTAL POLAND		391,155
Puerto Rico - 0.1%
Popular, Inc. (a)	3,430	109,417
Romania - 0.1%
SNGN Romgaz SA GDR (e)	4,369	45,831
Russia - 2.3%
Bashneft OJSC rights 12/31/99 (a)	150	0
E.ON Russia JSC (a)	2,169,400	145,810
Gazprom OAO sponsored:
ADR	12,432	91,127
ADR (Reg. S)	45,300	332,955
LUKOIL Oil Co. sponsored ADR (United Kingdom)	3,100	173,755
Mobile TeleSystems OJSC	28,481	219,940
Mobile TeleSystems OJSC sponsored ADR	200	3,586
NOVATEK OAO GDR (Reg. S)	1,200	124,620
Sberbank (Savings Bank of the Russian Federation) (a)	331,650	683,188
TMK OAO GDR (Reg. S)	11,400	102,600
TOTAL RUSSIA		1,877,581
Singapore - 0.6%
Ezion Holdings Ltd.	60,200	103,096
First Resources Ltd.	213,000	384,308
TOTAL SINGAPORE		487,404
Common Stocks - continued
	Shares	Value
South Africa - 3.7%
Alexander Forbes Group Holding (a)	111,459	$ 90,431
Aspen Pharmacare Holdings Ltd.	13,637	369,508
Barclays Africa Group Ltd.	12,479	194,930
Bidvest Group Ltd.	11,869	319,809
Impala Platinum Holdings Ltd. (a)	15,000	148,741
JSE Ltd.	11,450	106,032
Life Healthcare Group Holdings Ltd.	62,500	257,041
MTN Group Ltd.	27,337	566,982
Naspers Ltd. Class N	7,800	967,948
TOTAL SOUTH AFRICA		3,021,422
Taiwan - 5.7%
Cathay Financial Holding Co. Ltd.	178,600	296,473
E.SUN Financial Holdings Co. Ltd.	225,582	149,657
EGiS Technology, Inc. (a)	1,219	3,769
Hon Hai Precision Industry Co. Ltd. (Foxconn)	156,950	536,522
MediaTek, Inc.	52,000	802,819
Taiwan Fertilizer Co. Ltd.	148,900	301,151
Taiwan Semiconductor Manufacturing Co. Ltd.	326,000	1,303,874
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	23,542	470,840
Unified-President Enterprises Corp.	241,739	459,078
Universal Cement Corp.	88,740	85,823
Voltronic Power Technology Corp.	1,000	6,987
Yuanta Financial Holding Co. Ltd.	313,300	173,573
TOTAL TAIWAN		4,590,566
Thailand - 0.9%
Kasikornbank PCL (For. Reg.)	55,960	367,509
SPCG Public Co. Ltd. (a)	43,400	33,371
Thai Union Frozen Products PCL (For. Reg.)	105,500	214,097
Total Access Communication PCL NVDR	26,450	84,539
TOTAL THAILAND		699,516
Togo - 0.3%
Ecobank Transnational, Inc.	2,665,687	271,673
Turkey - 1.3%
Aygaz A/S	19,157	82,250
Tupras Turkiye Petrol Rafinelleri A/S	9,100	222,319
Turkcell Iletisim Hizmet A/S sponsored ADR (a)	8,830	144,282
Turkiye Garanti Bankasi A/S	58,100	239,269
Turkiye Halk Bankasi A/S	43,740	330,683
TOTAL TURKEY		1,018,803
Common Stocks - continued
	Shares	Value
United Arab Emirates - 0.2%
First Gulf Bank PJSC	34,602	$ 171,453
United Kingdom - 0.5%
Antofagasta PLC	7,600	103,996
BG Group PLC	7,900	155,782
Cairn Energy PLC (a)	49,910	148,640
UBS AG London Branch warrants 6/29/15 (a)	8,100	26,094
TOTAL UNITED KINGDOM		434,512
United States of America - 1.0%
21Vianet Group, Inc. ADR (a)	2,888	80,373
Cognizant Technology Solutions Corp. Class A (a)	8,120	398,286
Facebook, Inc. Class A (a)	4,506	327,361
TOTAL UNITED STATES OF AMERICA		806,020
TOTAL COMMON STOCKS (Cost $43,631,175)		53,769,570
Nonconvertible Preferred Stocks - 7.2%

Brazil - 4.6%
Ambev SA sponsored ADR	29,600	203,944
Banco do Estado Rio Grande do Sul SA	45,100	229,401
Braskem SA (PN-A)	30,000	185,521
Companhia Paranaense de Energia-Copel:
(PN-B)	515	7,990
(PN-B) sponsored	4,185	65,035
Gerdau SA sponsored	45,900	269,892
Itau Unibanco Holding SA sponsored ADR	52,598	810,009
Marcopolo SA (PN)	108,200	190,766
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored (non-vtg.)	2,906	48,879
sponsored ADR	27,221	433,903
Telefonica Brasil SA	6,790	136,473
TIM Participacoes SA sponsored ADR	4,360	116,063
Vale SA (PN-A) sponsored ADR	78,100	999,680
TOTAL BRAZIL		3,697,556
Chile - 0.1%
Embotelladora Andina SA Class A	39,286	118,127
Korea (South) - 2.3%
Hyundai Motor Co. Series 2	5,613	937,497
Nonconvertible Preferred Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Electronics Co. Ltd.	437	$ 451,882
Samsung Fire & Marine Insurance Co. Ltd.	2,344	430,719
TOTAL KOREA (SOUTH)		1,820,098
Russia - 0.2%
Bashneft OJSC (a)	900	37,457
Sberbank (Savings Bank of the Russian Federation) (a)	8,100	12,956
Surgutneftegas	140,450	103,503
TOTAL RUSSIA		153,916
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,449,699)		5,789,697
Nonconvertible Bonds - 7.2%
		Principal Amount (c)
Azerbaijan - 0.3%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		$ 200,000	198,500
Canada - 0.5%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		400,000	436,000
Georgia - 0.4%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		300,000	320,250
Indonesia - 0.2%
PT Pertamina Persero 5.625% 5/20/43 (e)		200,000	189,250
Ireland - 0.1%
Vnesheconombank Via VEB Finance PLC 6.8% 11/22/25 (e)		100,000	94,750
Kazakhstan - 0.9%
KazMunaiGaz National Co. 5.75% 4/30/43 (e)		300,000	295,560
Zhaikmunai International BV 7.125% 11/13/19 (e)		400,000	435,000
TOTAL KAZAKHSTAN			730,560
Luxembourg - 0.4%
Millicom International Cellular SA 4.75% 5/22/20 (e)		200,000	197,500
RSHB Capital SA 6.299% 5/15/17 (Reg. S)		100,000	99,250
TOTAL LUXEMBOURG			296,750
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Mexico - 1.1%
America Movil S.A.B. de CV 6.45% 12/5/22 (c)	MXN	9,750,000	$ 722,586
Petroleos Mexicanos 6.375% 1/23/45 (e)		175,000	201,250
TOTAL MEXICO			923,836
Morocco - 0.3%
OCP SA 6.875% 4/25/44 (e)		200,000	212,000
Netherlands - 0.4%
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		100,000	107,000
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		200,000	201,448
TOTAL NETHERLANDS			308,448
Nigeria - 0.3%
Zenith Bank PLC 6.25% 4/22/19 (e)		200,000	199,000
Paraguay - 0.3%
Banco Regl Saeca 8.125% 1/24/19 (e)		200,000	221,000
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		150,000	189,375
Turkey - 0.2%
Arcelik A/S 5% 4/3/23 (e)		200,000	193,750
Venezuela - 1.6%
Petroleos de Venezuela SA:
5.5% 4/12/37		500,000	285,000
6% 11/15/26 (Reg. S)		700,000	432,600
8.5% 11/2/17 (e)		250,000	232,813
9% 11/17/21 (Reg. S)		150,000	127,500
9.75% 5/17/35 (e)		300,000	243,000
TOTAL VENEZUELA			1,320,913
TOTAL NONCONVERTIBLE BONDS (Cost $5,657,949)			5,834,382
Government Obligations - 15.7%

Armenia - 0.5%
Republic of Armenia 6% 9/30/20 (e)		400,000	420,000
Government Obligations - continued
		Principal Amount (c)	Value
Azerbaijan - 0.7%
Azerbaijan Republic 4.75% 3/18/24 (e)		$ 200,000	$ 206,500
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		325,000	324,188
TOTAL AZERBAIJAN			530,688
Barbados - 0.4%
Barbados Government 7% 8/4/22 (e)		350,000	317,457
Belarus - 0.4%
Belarus Republic 8.75% 8/3/15 (Reg. S)		325,000	331,500
Belize - 0.3%
Belize Government 5% 2/20/38 (d)(e)		332,500	236,906
Bolivia - 0.2%
Plurinational State of Bolivia 4.875% 10/29/22 (e)		200,000	203,500
Congo - 0.4%
Congo Republic 3.5% 6/30/29 (d)		312,550	289,753
Costa Rica - 0.3%
Costa Rican Republic 7% 4/4/44 (e)		200,000	210,000
Dominican Republic - 0.5%
Dominican Republic:
5.875% 4/18/24 (e)		150,000	155,250
7.45% 4/30/44 (e)		200,000	213,000
TOTAL DOMINICAN REPUBLIC			368,250
El Salvador - 0.2%
El Salvador Republic 7.625% 2/1/41 (e)		150,000	161,250
Ghana - 0.2%
Ghana Republic 7.875% 8/7/23 (Reg.S)		200,000	193,624
Guatemala - 0.2%
Guatemalan Republic 4.875% 2/13/28 (e)		200,000	201,000
Honduras - 0.3%
Republic of Honduras 7.5% 3/15/24 (e)		200,000	204,500
Hungary - 0.5%
Hungarian Republic 7.625% 3/29/41		350,000	445,375
Indonesia - 0.3%
Indonesian Republic 6.75% 1/15/44 (e)		200,000	238,750
Iraq - 0.5%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		500,000	445,000
Government Obligations - continued
		Principal Amount (c)	Value
Ivory Coast - 0.6%
Ivory Coast:
5.375% 7/23/24 (e)		$ 200,000	$ 194,500
7.7743% 12/31/32 (d)		275,000	269,888
TOTAL IVORY COAST			464,388
Jamaica - 0.2%
Jamaican Government 8% 6/24/19		150,000	160,875
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		300,000	301,875
Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (e)		200,000	212,290
Lebanon - 0.3%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		250,000	283,125
Mongolia - 0.2%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)		200,000	172,000
Morocco - 0.2%
Moroccan Kingdom 5.5% 12/11/42 (e)		200,000	197,624
Pakistan - 0.3%
Islamic Republic of Pakistan 7.25% 4/15/19 (e)		200,000	208,000
Panama - 0.2%
Panamanian Republic 4.3% 4/29/53		200,000	173,500
Peru - 0.4%
Peruvian Republic 8.75% 11/21/33		200,000	305,000
Philippines - 0.3%
Philippine Republic 9.5% 2/2/30		150,000	235,500
Romania - 0.3%
Romanian Republic 6.125% 1/22/44 (e)		200,000	227,500
Russia - 1.2%
Russian Federation:
5.625% 4/4/42 (e)		200,000	200,000
5.875% 9/16/43 (e)		400,000	404,000
12.75% 6/24/28 (Reg. S)		225,000	373,545
TOTAL RUSSIA			977,545
Senegal - 0.3%
Republic of Senegal 8.75% 5/13/21 (e)		200,000	233,040
Serbia - 0.4%
Republic of Serbia 7.25% 9/28/21 (e)		260,000	299,975
Government Obligations - continued
		Principal Amount (c)	Value
Slovenia - 0.5%
Republic of Slovenia:
4.75% 5/10/18 (e)		$ 200,000	$ 214,000
5.85% 5/10/23 (e)		200,000	223,000
TOTAL SLOVENIA			437,000
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		300,000	318,750
Tanzania - 0.3%
United Republic of Tanzania 6.332% 3/9/20 (g)		200,000	214,500
Turkey - 0.4%
Turkish Republic 11.875% 1/15/30		165,000	286,478
Ukraine - 0.5%
Ukraine Government:
6.58% 11/21/16 (e)		250,000	238,750
6.75% 11/14/17 (e)		200,000	190,100
TOTAL UKRAINE			428,850
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 8/21/14 to 9/25/14 (f)		110,000	109,998
Venezuela - 1.5%
Venezuelan Republic:
7% 3/31/38		650,000	447,850
7.65% 4/21/25		600,000	450,000
8.25% 10/13/24		300,000	234,750
9% 5/7/23 (Reg. S)		100,000	83,750
TOTAL VENEZUELA			1,216,350
Vietnam - 0.3%
Vietnamese Socialist Republic 6.75% 1/29/20 (e)		200,000	226,250
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (e)		200,000	192,250
TOTAL GOVERNMENT OBLIGATIONS (Cost $12,021,858)			12,680,216
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $2,856,441)	2,856,441	$ 2,856,441
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $69,617,122)		80,930,306
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,766)
NET ASSETS - 100%		$ 80,915,540
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
25 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2014	$ 1,318,250	$ (5,325)

The face value of futures purchased as a percentage of net assets is 1.6%
Currency Abbreviations
MXN	-	Mexican peso
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,523,934 or 13.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $109,998.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,295
Fidelity Securities Lending Cash Central Fund	163
Total	$ 1,458
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,409,738	$ 3,062,189	$ 2,347,549	$ -
Consumer Staples	5,231,954	1,590,221	3,641,733	-
Energy	5,162,163	3,532,394	1,629,769	-
Financials	16,482,654	6,673,499	9,809,155	-
Health Care	1,250,093	728,367	521,726	-
Industrials	5,114,774	1,768,944	3,345,830	-
Information Technology	10,168,429	1,710,330	8,458,099	-
Materials	5,317,437	2,883,534	2,433,903	-
Telecommunication Services	4,006,357	2,671,787	1,334,570	-
Utilities	1,415,668	642,165	773,503	-
Corporate Bonds	5,834,382	-	5,834,382	-
Government Obligations	12,680,216	-	12,680,216	-
Money Market Funds	2,856,441	2,856,441	-	-
Total Investments in Securities:	$ 80,930,306	$ 28,119,871	$ 52,810,435	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (5,325)	$ (5,325)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 24,285,956
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $69,827,852. Net unrealized appreciation aggregated $11,102,454, of which $13,407,893 related to appreciated investment securities and $2,305,439 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ®
Total International Equity Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Total International Equity Fund

1.863099.106

ATIE-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 3.6%
Ansell Ltd.	36,338	$ 637,938
Australia & New Zealand Banking Group Ltd.	74,184	2,316,146
Carsales.com Ltd.	25,337	267,561
CSL Ltd.	43,674	2,721,045
DuluxGroup Ltd.	11,047	56,082
Imdex Ltd. (a)	42,463	25,327
iProperty Group Ltd. (a)	103,474	338,945
RCG Corp. Ltd.	76,989	46,818
SEEK Ltd.	20,253	306,133
Sydney Airport unit	269,045	1,067,269
Telstra Corp. Ltd.	150,660	764,013
TFS Corp. Ltd. (a)	34,083	54,678
Transurban Group unit	237,376	1,704,594
Westpac Banking Corp.	96,752	3,076,719
TOTAL AUSTRALIA		13,383,268
Austria - 0.4%
Andritz AG	28,961	1,570,599
Zumtobel AG	3,400	70,135
TOTAL AUSTRIA		1,640,734
Bailiwick of Jersey - 0.4%
Shire PLC	8,880	730,898
Wolseley PLC	11,741	613,699
TOTAL BAILIWICK OF JERSEY		1,344,597
Belgium - 2.3%
Anheuser-Busch InBev SA NV	44,971	4,853,844
Gimv NV	1,319	64,626
KBC Ancora (a)	4,181	129,327
KBC Groupe SA (a)	49,800	2,712,066
UCB SA	7,488	688,240
TOTAL BELGIUM		8,448,103
Bermuda - 0.7%
Brilliance China Automotive Holdings Ltd.	226,000	424,694
China Gas Holdings Ltd.	210,000	405,139
China Resources Gas Group Ltd.	1,000	3,145
Credicorp Ltd. (United States)	3,800	562,096
Lazard Ltd. Class A	16,500	862,950
Vostok Nafta Investment Ltd. SDR (a)	39,560	289,609
TOTAL BERMUDA		2,547,633
Common Stocks - continued
	Shares	Value
Brazil - 1.4%
Arezzo Industria e Comercio SA	3,300	$ 41,629
BB Seguridade Participacoes SA	35,500	517,928
CCR SA	64,300	505,614
Cielo SA	32,300	590,832
Estacio Participacoes SA	29,900	370,991
Iguatemi Empresa de Shopping Centers SA	29,200	312,110
Kroton Educacional SA	16,000	426,102
Linx SA	12,400	295,141
Localiza Rent A Car SA	20,000	318,413
Odontoprev SA	72,200	296,279
Qualicorp SA (a)	33,300	385,289
Souza Cruz SA	38,400	356,454
T4F Entretenimento SA (a)	10,200	22,884
Ultrapar Participacoes SA	23,800	548,121
Weg SA	29,400	352,476
TOTAL BRAZIL		5,340,263
British Virgin Islands - 0.1%
Gem Diamonds Ltd. (a)	24,923	81,841
Mail.Ru Group Ltd. GDR (a)(e)	12,400	371,380
TOTAL BRITISH VIRGIN ISLANDS		453,221
Canada - 0.6%
Canadian Pacific Railway Ltd.	4,466	849,210
Imperial Oil Ltd.	13,000	667,079
Pason Systems, Inc.	5,600	142,728
Potash Corp. of Saskatchewan, Inc.	18,500	656,794
ShawCor Ltd. Class A	1,600	80,987
TOTAL CANADA		2,396,798
Cayman Islands - 2.9%
51job, Inc. sponsored ADR (a)	5,300	400,468
Autohome, Inc. ADR Class A	8,900	329,745
Baidu.com, Inc. sponsored ADR (a)	2,100	453,705
Bitauto Holdings Ltd. ADR (a)	7,700	418,572
ENN Energy Holdings Ltd.	64,000	452,685
Greatview Aseptic Pack Co. Ltd.	413,000	321,493
Haitian International Holdings Ltd.	149,000	349,051
Melco Crown Entertainment Ltd. sponsored ADR	9,500	315,400
MGM China Holdings Ltd.	110,000	402,231
Sands China Ltd.	306,400	2,249,494
SouFun Holdings Ltd. ADR (d)	28,500	326,895
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Tencent Holdings Ltd.	180,100	$ 2,924,781
Wynn Macau Ltd.	374,800	1,597,177
TOTAL CAYMAN ISLANDS		10,541,697
China - 0.3%
China Pacific Insurance Group Co. Ltd. (H Shares)	150,800	592,294
PICC Property & Casualty Co. Ltd. (H Shares)	234,000	378,365
TOTAL CHINA		970,659
Colombia - 0.1%
Grupo de Inversiones Suramerica SA	20,796	463,181
Denmark - 1.7%
A.P. Moller - Maersk A/S Series B	437	1,019,473
Jyske Bank A/S (Reg.) (a)	16,354	928,397
Novo Nordisk A/S Series B sponsored ADR	81,500	3,753,075
Spar Nord Bank A/S	13,331	144,845
Vestas Wind Systems A/S (a)	8,700	393,580
TOTAL DENMARK		6,239,370
Egypt - 0.1%
Commercial International Bank SAE sponsored GDR	55,200	322,920
Finland - 0.6%
Kone Oyj (B Shares)	7,300	307,621
Sampo Oyj (A Shares)	27,753	1,382,451
Tikkurila Oyj	17,080	433,176
TOTAL FINLAND		2,123,248
France - 6.5%
Arkema SA	5,613	521,767
Atos Origin SA	13,197	1,031,305
AXA SA	56,606	1,302,972
BNP Paribas SA	30,454	2,018,582
Bureau Veritas SA	11,700	301,588
Cap Gemini SA	16,202	1,176,535
Coface SA	3,400	50,172
GDF Suez	50,669	1,306,080
Havas SA	98,586	772,268
Laurent-Perrier Group SA	859	79,942
LVMH Moet Hennessy - Louis Vuitton SA	1,908	328,561
Orange SA	67,300	1,053,872
Remy Cointreau SA	4,581	375,106
Renault SA	9,111	760,919
Common Stocks - continued
	Shares	Value
France - continued
Safran SA	27,814	$ 1,634,840
Saft Groupe SA	1,154	42,572
Sanofi SA	31,794	3,338,081
Schneider Electric SA	9,190	777,977
Total SA	85,515	5,515,266
Vetoquinol SA	1,500	67,930
Virbac SA	410	87,842
Vivendi SA	51,955	1,305,835
TOTAL FRANCE		23,850,012
Germany - 4.4%
Allianz SE	13,256	2,206,940
alstria office REIT-AG	2,900	38,398
BASF AG	24,563	2,553,664
Bayer AG	28,412	3,763,420
Bilfinger Berger AG	742	60,707
CompuGroup Medical AG	6,146	153,074
Continental AG	4,183	905,161
CTS Eventim AG	7,966	233,711
Fielmann AG	1,079	136,421
Fresenius SE & Co. KGaA	6,100	914,022
GEA Group AG	13,688	616,676
Linde AG	17,049	3,490,625
Siemens AG	7,873	972,286
TOTAL GERMANY		16,045,105
Greece - 0.2%
Folli Follie SA (a)	7,700	322,724
Greek Organization of Football Prognostics SA	21,400	349,313
Titan Cement Co. SA (Reg.)	4,244	130,707
TOTAL GREECE		802,744
Hong Kong - 0.3%
AIA Group Ltd.	60,600	324,658
Beijing Enterprises Holdings Ltd.	51,500	448,456
Galaxy Entertainment Group Ltd.	48,000	403,664
TOTAL HONG KONG		1,176,778
India - 2.5%
Adani Ports & Special Economic Zone	17,562	75,044
Apollo Hospitals Enterprise Ltd.	14,115	235,271
Asian Paints India Ltd.	31,149	321,779
Axis Bank Ltd.	49,155	325,139
Common Stocks - continued
	Shares	Value
India - continued
Colgate-Palmolive (India)	9,694	$ 250,335
Exide Industries Ltd.	93,006	251,389
Grasim Industries Ltd.	5,252	304,064
Havells India Ltd.	16,368	322,378
HCL Technologies Ltd.	17,920	459,283
HDFC Bank Ltd.	34,418	496,339
Housing Development Finance Corp. Ltd.	83,351	1,459,731
ITC Ltd.	112,417	657,869
Jyothy Laboratories Ltd.	25,119	75,076
Larsen & Toubro Ltd.	17,261	424,744
Lupin Ltd.	17,430	368,423
Mahindra & Mahindra Ltd.	20,840	410,254
Motherson Sumi Systems Ltd.	42,698	255,903
Sun Pharmaceutical Industries Ltd.	42,978	558,465
Tata Consultancy Services Ltd.	17,511	744,166
Tata Motors Ltd.	57,068	417,455
Titan Co. Ltd.	66,327	381,933
Zee Entertainment Enterprises Ltd.	64,070	306,155
TOTAL INDIA		9,101,195
Indonesia - 1.5%
PT ACE Hardware Indonesia Tbk	4,145,300	330,854
PT Astra International Tbk	1,110,700	733,445
PT Bank Central Asia Tbk	687,400	687,913
PT Bank Rakyat Indonesia Tbk	709,200	680,244
PT Global Mediacom Tbk (f)	2,343,200	385,041
PT Indocement Tunggal Prakarsa Tbk	221,600	479,740
PT Jasa Marga Tbk	720,600	393,098
PT Kalbe Farma Tbk	2,513,600	371,220
PT Media Nusantara Citra Tbk (g)	1,524,200	338,179
PT Semen Gresik (Persero) Tbk	346,200	485,590
PT Surya Citra Media Tbk	1,143,000	372,650
PT Tower Bersama Infrastructure Tbk	455,700	324,143
TOTAL INDONESIA		5,582,117
Ireland - 1.2%
Actavis PLC (a)	4,400	942,744
CRH PLC sponsored ADR	58,429	1,372,497
FBD Holdings PLC	5,372	102,865
Common Stocks - continued
	Shares	Value
Ireland - continued
James Hardie Industries PLC:
CDI	9,656	$ 119,915
sponsored ADR	28,255	1,774,697
TOTAL IRELAND		4,312,718
Israel - 0.5%
Azrieli Group	13,296	433,103
Ituran Location & Control Ltd.	1,761	40,503
Sarine Technologies Ltd.	39,000	88,730
Strauss Group Ltd.	2,359	46,394
Teva Pharmaceutical Industries Ltd. sponsored ADR	25,909	1,386,132
TOTAL ISRAEL		1,994,862
Italy - 0.8%
Azimut Holding SpA	23,214	600,557
Beni Stabili SpA SIIQ	187,010	152,128
Interpump Group SpA	51,391	656,840
Intesa Sanpaolo SpA	201,700	598,973
Prada SpA	49,300	349,014
Telecom Italia SpA (a)	675,600	778,489
TOTAL ITALY		3,136,001
Japan - 14.3%
AEON Mall Co. Ltd.	22,500	527,254
Air Water, Inc.	3,000	47,979
Aozora Bank Ltd.	259,000	880,104
Artnature, Inc.	4,000	117,285
Asahi Co. Ltd.	4,800	64,297
Astellas Pharma, Inc.	183,400	2,487,015
Autobacs Seven Co. Ltd.	4,400	71,995
Azbil Corp.	4,700	118,260
Coca-Cola Central Japan Co. Ltd.	27,500	735,018
Cosmos Pharmaceutical Corp.	800	98,037
Daiichikosho Co. Ltd.	1,400	41,529
Daikokutenbussan Co. Ltd.	5,000	143,537
DENSO Corp.	77,700	3,583,957
Dentsu, Inc.	18,600	736,673
East Japan Railway Co.	21,700	1,738,324
Fanuc Corp.	7,300	1,261,661
Fast Retailing Co. Ltd.	4,300	1,419,637
Glory Ltd.	2,100	70,017
Goldcrest Co. Ltd.	6,560	130,781
Harmonic Drive Systems, Inc.	2,800	107,247
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi Ltd.	144,000	$ 1,116,116
Honda Motor Co. Ltd.	53,900	1,876,317
Hoya Corp.	35,000	1,133,250
Iida Group Holdings Co. Ltd.	4,624	68,896
Itochu Corp.	136,200	1,734,199
Iwatsuka Confectionary Co. Ltd.	1,400	69,132
Japan Tobacco, Inc.	85,200	2,996,275
KDDI Corp.	17,700	1,017,448
Keyence Corp.	6,321	2,753,711
Kobayashi Pharmaceutical Co. Ltd.	1,500	92,987
Koshidaka Holdings Co. Ltd.	2,000	79,035
Kyoto Kimono Yuzen Co. Ltd.	2,600	25,584
Lasertec Corp. (a)	5,500	56,061
Meiko Network Japan Co. Ltd.	2,700	34,510
Miraial Co. Ltd.	2,400	40,404
Mitsubishi Electric Corp.	57,000	752,488
Mitsubishi UFJ Financial Group, Inc.	438,200	2,584,199
Mitsui Fudosan Co. Ltd.	90,000	2,972,144
Mizuho Financial Group, Inc.	649,600	1,261,181
Nabtesco Corp.	3,700	83,595
Nagaileben Co. Ltd.	6,100	123,011
ND Software Co. Ltd.	3,000	63,046
Nihon M&A Center, Inc.	1,500	42,010
Nihon Parkerizing Co. Ltd.	7,000	154,518
Nippon Seiki Co. Ltd.	3,000	58,947
Nippon Telegraph & Telephone Corp.	28,200	1,872,601
NS Tool Co. Ltd.	1,900	40,036
OBIC Co. Ltd.	4,000	141,997
OMRON Corp.	14,800	656,421
ORIX Corp.	69,500	1,123,209
OSG Corp.	11,600	200,992
San-Ai Oil Co. Ltd.	7,000	53,172
Seven & i Holdings Co., Ltd.	35,600	1,481,516
Seven Bank Ltd.	423,000	1,697,513
SHO-BOND Holdings Co. Ltd.	20,300	859,853
Shoei Co. Ltd.	5,900	93,878
SK Kaken Co. Ltd.	1,000	84,382
SoftBank Corp.	47,200	3,393,126
Software Service, Inc.	1,600	82,389
Sony Financial Holdings, Inc.	44,500	728,796
Sumitomo Mitsui Trust Holdings, Inc.	251,920	1,096,282
Techno Medica Co. Ltd.	1,800	41,143
Common Stocks - continued
	Shares	Value
Japan - continued
TFP Consulting Group Co. Ltd.	2,000	$ 54,976
The Nippon Synthetic Chemical Industry Co. Ltd.	10,000	77,463
TKC Corp.	3,000	63,460
Tocalo Co. Ltd.	2,800	47,828
Tsutsumi Jewelry Co. Ltd.	2,000	51,084
USS Co. Ltd.	129,700	2,265,799
Workman Co. Ltd.	2,000	98,413
Yamato Kogyo Co. Ltd.	23,100	750,868
TOTAL JAPAN		52,626,868
Kenya - 0.4%
East African Breweries Ltd.	85,300	283,686
Kenya Commercial Bank Ltd.	493,800	306,516
Safaricom Ltd.	5,936,000	824,820
TOTAL KENYA		1,415,022
Korea (South) - 2.2%
Bgf Retail (a)	5,252	326,913
Coway Co. Ltd.	7,548	650,531
Hyundai Mobis	2,784	831,528
Hyundai Motor Co.	4,385	1,037,906
KEPCO Plant Service & Engineering Co. Ltd.	4,010	288,464
Leeno Industrial, Inc.	2,264	78,530
NAVER Corp.	1,952	1,393,616
Samsung Electronics Co. Ltd.	2,597	3,360,584
TOTAL KOREA (SOUTH)		7,968,072
Luxembourg - 0.2%
RTL Group SA	5,927	603,575
Malaysia - 0.2%
Astro Malaysia Holdings Bhd	320,600	336,501
Tune Insurance Holdings Bhd	419,900	305,626
TOTAL MALAYSIA		642,127
Malta - 0.1%
Brait SA	52,000	362,734
Mexico - 1.3%
Banregio Grupo Financiero S.A.B. de CV	54,000	306,231
Consorcio ARA S.A.B. de CV (a)	198,155	90,234
Fomento Economico Mexicano S.A.B. de CV:
unit	73,100	687,593
sponsored ADR	5,833	547,660
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Aeroportuario del Pacifico SA de CV Series B	54,400	$ 365,369
Grupo Aeroportuario del Sureste SA de CV Series B	33,800	420,429
Grupo Aeroportuario Norte S.A.B. de CV	57,900	229,235
Grupo Financiero Banorte S.A.B. de CV Series O	91,600	608,773
Grupo Televisa SA de CV	103,000	734,401
Megacable Holdings S.A.B. de CV unit	73,600	316,001
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	29,500	365,269
Qualitas Controladora S.A.B. de CV	101,200	274,434
TOTAL MEXICO		4,945,629
Netherlands - 1.7%
Aalberts Industries NV	7,600	232,183
ASM International NV (depositary receipt)	1,250	47,300
Heijmans NV (Certificaten Van Aandelen)	8,481	120,776
ING Groep NV (Certificaten Van Aandelen) (a)	242,823	3,153,686
Reed Elsevier NV	47,275	1,065,083
Unilever NV (Certificaten Van Aandelen) (Bearer)	24,100	991,860
VastNed Retail NV	3,338	170,119
Yandex NV (a)	12,700	384,556
TOTAL NETHERLANDS		6,165,563
Nigeria - 0.3%
Dangote Cement PLC	278,601	395,789
Guaranty Trust Bank PLC GDR (Reg. S)	36,700	330,300
Nigerian Breweries PLC	284,944	316,976
TOTAL NIGERIA		1,043,065
Norway - 0.3%
Statoil ASA	43,000	1,228,707
Panama - 0.1%
Copa Holdings SA Class A	2,100	318,927
Philippines - 0.9%
Alliance Global Group, Inc.	750,000	449,080
Bank of the Philippine Islands (BPI)	134,770	292,640
DMCI Holdings, Inc.	196,050	326,624
GT Capital Holdings, Inc.	18,840	383,556
International Container Terminal Services, Inc.	106,050	274,361
Jollibee Food Corp.	14,560	58,843
Metropolitan Bank & Trust Co.	163,850	321,207
Robinsons Retail Holdings, Inc.	199,720	298,965
Common Stocks - continued
	Shares	Value
Philippines - continued
SM Investments Corp.	20,190	$ 366,467
SM Prime Holdings, Inc.	1,149,800	401,568
TOTAL PHILIPPINES		3,173,311
Russia - 0.6%
Magnit OJSC GDR (Reg. S)	10,700	631,300
Norilsk Nickel OJSC ADR	25,100	493,215
NOVATEK OAO GDR (Reg. S)	4,600	477,710
Sberbank (Savings Bank of the Russian Federation) (a)	341,000	702,448
TOTAL RUSSIA		2,304,673
Singapore - 0.3%
Singapore Telecommunications Ltd.	325,000	1,057,064
South Africa - 2.5%
Alexander Forbes Group Holding (a)	464,610	376,957
Aspen Pharmacare Holdings Ltd.	19,500	528,371
Bidvest Group Ltd.	19,200	517,342
Clicks Group Ltd.	179,486	1,099,379
Coronation Fund Managers Ltd.	30,900	282,258
FirstRand Ltd.	137,700	555,397
Life Healthcare Group Holdings Ltd.	96,500	396,871
Mr Price Group Ltd.	22,700	429,740
MTN Group Ltd.	48,100	997,616
Nampak Ltd.	127,230	484,098
Naspers Ltd. Class N	17,700	2,196,497
Remgro Ltd.	22,300	482,248
Sanlam Ltd.	82,200	468,378
Shoprite Holdings Ltd.	33,200	501,545
TOTAL SOUTH AFRICA		9,316,697
Spain - 2.0%
Amadeus IT Holding SA Class A	27,964	1,104,633
Banco Bilbao Vizcaya Argentaria SA	129,600	1,593,134
Grifols SA	1,246	56,427
Iberdrola SA	162,500	1,211,137
Inditex SA	84,310	2,467,327
International Consolidated Airlines Group SA CDI (a)	73,600	411,048
Prosegur Compania de Seguridad SA (Reg.)	80,576	545,950
TOTAL SPAIN		7,389,656
Sweden - 3.3%
ASSA ABLOY AB (B Shares)	38,500	1,897,596
Common Stocks - continued
	Shares	Value
Sweden - continued
Atlas Copco AB (A Shares) (d)	65,459	$ 1,960,487
Fagerhult AB	46,455	922,608
H&M Hennes & Mauritz AB (B Shares)	37,639	1,543,602
Intrum Justitia AB	28,363	869,614
Investment AB Kinnevik (B Shares)	6,400	266,272
Meda AB (A Shares)	35,500	572,780
Nordea Bank AB	129,267	1,739,001
Svenska Cellulosa AB (SCA) (B Shares)	33,526	828,648
Svenska Handelsbanken AB (A Shares)	29,315	1,418,111
TOTAL SWEDEN		12,018,719
Switzerland - 7.2%
Compagnie Financiere Richemont SA Series A	3,438	327,816
Nestle SA	104,829	7,761,544
Novartis AG	65,318	5,682,578
Roche Holding AG (participation certificate)	22,595	6,557,199
Schindler Holding AG:
(participation certificate)	6,511	975,127
(Reg.)	2,001	296,379
SGS SA (Reg.)	150	327,978
Swatch Group AG (Bearer)	670	358,980
Syngenta AG (Switzerland)	1,682	595,856
UBS AG (NY Shares)	210,097	3,607,365
TOTAL SWITZERLAND		26,490,822
Taiwan - 1.2%
Addcn Technology Co. Ltd.	25,000	310,734
Delta Electronics, Inc.	79,000	535,545
Giant Manufacturing Co. Ltd.	37,000	302,755
Merida Industry Co. Ltd.	50,000	389,497
Taiwan Semiconductor Manufacturing Co. Ltd.	690,035	2,759,873
TOTAL TAIWAN		4,298,404
Thailand - 0.6%
Airports of Thailand PCL (For. Reg.)	62,800	415,717
Bangkok Dusit Medical Services PCL (For. Reg.)	613,600	323,221
Bumrungrad Hospital PCL (For. Reg.)	123,100	459,918
Central Pattana PCL (For. Reg.)	194,600	286,790
Kasikornbank PCL (For. Reg.)	89,800	589,748
Minor International PCL (For. Reg.)	179,500	179,698
TOTAL THAILAND		2,255,092
Common Stocks - continued
	Shares	Value
Turkey - 0.7%
Albaraka Turk Katilim Bankasi A/S	73,907	$ 60,014
Coca-Cola Icecek Sanayi A/S	48,889	1,226,332
Enka Insaat ve Sanayi A/S	126,194	329,796
TAV Havalimanlari Holding A/S	48,000	395,371
Tofas Turk Otomobil Fabrikasi A/S	51,342	318,671
Tupras Turkiye Petrol Rafinelleri A/S	13,000	317,598
TOTAL TURKEY		2,647,782
United Arab Emirates - 0.2%
DP World Ltd.	17,712	352,469
First Gulf Bank PJSC	85,001	421,181
TOTAL UNITED ARAB EMIRATES		773,650
United Kingdom - 16.1%
Advanced Computer Software Group PLC	21,800	43,982
Al Noor Hospitals Group PLC	20,500	351,985
AstraZeneca PLC (United Kingdom)	32,237	2,353,833
Babcock International Group PLC	46,423	860,568
BAE Systems PLC	215,521	1,556,611
Barclays PLC	424,397	1,608,759
Bellway PLC	5,928	151,225
Berendsen PLC	28,655	506,520
BG Group PLC	134,027	2,642,913
BHP Billiton PLC	84,459	2,881,068
British American Tobacco PLC (United Kingdom)	5,200	304,629
Britvic PLC	12,317	145,875
BT Group PLC	142,275	931,461
Bunzl PLC	43,757	1,175,350
Burberry Group PLC	12,400	296,020
Compass Group PLC	79,407	1,297,058
Dechra Pharmaceuticals PLC	9,000	105,451
Derwent London PLC	2,000	90,358
Diageo PLC	11,318	339,906
Elementis PLC	34,808	158,669
GlaxoSmithKline PLC	83,397	2,009,764
Great Portland Estates PLC	13,372	144,260
Hilton Food Group PLC	5,400	43,237
HSBC Holdings PLC sponsored ADR	63,266	3,377,772
Imperial Tobacco Group PLC	42,824	1,858,827
Informa PLC	188,410	1,551,974
InterContinental Hotel Group PLC ADR	59,396	2,399,004
Intertek Group PLC	6,900	298,687
Common Stocks - continued
	Shares	Value
United Kingdom - continued
ITE Group PLC	18,500	$ 62,686
ITV PLC	351,419	1,238,219
Jazztel PLC (a)	22,900	308,789
Johnson Matthey PLC	27,877	1,392,646
Liberty Global PLC Class A (a)	15,700	653,120
Meggitt PLC	14,039	120,525
National Grid PLC	155,191	2,210,422
Next PLC	6,400	731,507
Persimmon PLC	3,737	79,054
Prudential PLC	232,265	5,338,347
Reckitt Benckiser Group PLC	34,751	3,077,247
Reed Elsevier PLC	74,821	1,205,727
Rexam PLC	72,167	610,416
Rolls-Royce Group PLC	96,152	1,688,268
Rotork PLC	10,003	467,631
Royal Dutch Shell PLC Class A sponsored ADR	36,029	2,948,253
SABMiller PLC	52,863	2,889,870
Shaftesbury PLC	56,637	646,871
Spectris PLC	5,370	172,983
Spirax-Sarco Engineering PLC	5,107	234,867
Standard Chartered PLC (United Kingdom)	25,397	528,254
Ted Baker PLC	2,775	80,020
Ultra Electronics Holdings PLC	4,501	134,807
Unite Group PLC	84,677	581,276
Vodafone Group PLC sponsored ADR	71,026	2,359,484
TOTAL UNITED KINGDOM		59,247,055
United States of America - 7.6%
A.O. Smith Corp.	5,400	252,180
AbbVie, Inc.	18,529	969,808
ANSYS, Inc. (a)	400	30,776
Autoliv, Inc.	16,054	1,597,534
Berkshire Hathaway, Inc. Class B (a)	7,316	917,646
BorgWarner, Inc.	30,394	1,892,027
Broadridge Financial Solutions, Inc.	1,140	46,022
Cabot Corp.	11,466	600,704
Colgate-Palmolive Co.	5,200	329,680
Cummins, Inc.	7,091	988,414
Dril-Quip, Inc. (a)	770	77,593
Evercore Partners, Inc. Class A	1,460	79,658
FMC Technologies, Inc. (a)	11,403	693,302
Common Stocks - continued
	Shares	Value
United States of America - continued
Google, Inc.:
Class A (a)	2,590	$ 1,501,035
Class C (a)	1,790	1,023,164
JPMorgan Chase & Co.	6,500	374,855
Kansas City Southern	2,800	305,368
Kennedy-Wilson Holdings, Inc.	5,483	128,302
Las Vegas Sands Corp.	4,500	332,325
Martin Marietta Materials, Inc.	10,080	1,252,238
MasterCard, Inc. Class A	29,490	2,186,684
Mead Johnson Nutrition Co. Class A	11,200	1,024,128
Mohawk Industries, Inc. (a)	8,135	1,015,004
National Oilwell Varco, Inc.	4,046	327,888
Oceaneering International, Inc.	7,838	532,279
Philip Morris International, Inc.	17,000	1,394,170
PriceSmart, Inc.	8,685	714,776
ResMed, Inc.	14,520	751,265
ResMed, Inc. CDI	136,139	690,631
Solera Holdings, Inc.	18,594	1,190,016
SS&C Technologies Holdings, Inc. (a)	21,254	920,511
T-Mobile U.S., Inc. (a)	15,500	510,570
The Rubicon Project, Inc.	1,698	20,223
Tiffany & Co., Inc.	3,000	292,830
Union Pacific Corp.	8,000	786,480
Visa, Inc. Class A	10,431	2,201,045
TOTAL UNITED STATES OF AMERICA		27,951,131
TOTAL COMMON STOCKS (Cost $301,513,760)		358,461,569
Nonconvertible Preferred Stocks - 1.2%

Brazil - 0.6%
Ambev SA sponsored ADR	142,700	983,203
Itau Unibanco Holding SA sponsored ADR	72,200	1,111,880
Marcopolo SA (PN)	136,400	240,485
TOTAL BRAZIL		2,335,568
Colombia - 0.1%
Grupo Aval Acciones y Valores SA	439,805	325,739
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - 0.5%
Sartorius AG (non-vtg.)	1,050	$ 125,683
Volkswagen AG	6,590	1,540,288
TOTAL GERMANY		1,665,971
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,067,130)		4,327,278
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.11% (b)	5,469,286	5,469,286
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,856,400	1,856,400
TOTAL MONEY MARKET FUNDS (Cost $7,325,686)		7,325,686
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $312,906,576)		370,114,533
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,193,417)
NET ASSETS - 100%		$ 367,921,116
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $371,380 or 0.1% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,809
Fidelity Securities Lending Cash Central Fund	106,802
Total	$ 111,611
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 55,867,793	$ 31,853,633	$ 24,014,160	$ -
Consumer Staples	41,036,756	19,442,028	21,594,728	-
Energy	16,253,596	6,813,538	9,440,058	-
Financials	74,856,876	34,436,891	40,419,985	-
Health Care	46,175,759	16,340,670	29,835,089	-
Industrials	47,228,924	31,963,202	15,265,722	-
Information Technology	35,116,859	15,863,561	19,253,298	-
Materials	23,164,345	16,403,543	6,760,802	-
Telecommunication Services	17,499,331	6,307,114	11,192,217	-
Utilities	5,588,608	2,517,217	3,071,391	-
Money Market Funds	7,325,686	7,325,686	-	-
Total Investments in Securities:	$ 370,114,533	$ 189,267,083	$ 180,847,450	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 32,365,040
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $313,603,339. Net unrealized appreciation aggregated $56,511,194, of which $62,663,010 related to appreciated investment securities and $6,151,816 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total International
Equity Fund

July 31, 2014

1.863105.106

TIE-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 3.6%
Ansell Ltd.	36,338	$ 637,938
Australia & New Zealand Banking Group Ltd.	74,184	2,316,146
Carsales.com Ltd.	25,337	267,561
CSL Ltd.	43,674	2,721,045
DuluxGroup Ltd.	11,047	56,082
Imdex Ltd. (a)	42,463	25,327
iProperty Group Ltd. (a)	103,474	338,945
RCG Corp. Ltd.	76,989	46,818
SEEK Ltd.	20,253	306,133
Sydney Airport unit	269,045	1,067,269
Telstra Corp. Ltd.	150,660	764,013
TFS Corp. Ltd. (a)	34,083	54,678
Transurban Group unit	237,376	1,704,594
Westpac Banking Corp.	96,752	3,076,719
TOTAL AUSTRALIA		13,383,268
Austria - 0.4%
Andritz AG	28,961	1,570,599
Zumtobel AG	3,400	70,135
TOTAL AUSTRIA		1,640,734
Bailiwick of Jersey - 0.4%
Shire PLC	8,880	730,898
Wolseley PLC	11,741	613,699
TOTAL BAILIWICK OF JERSEY		1,344,597
Belgium - 2.3%
Anheuser-Busch InBev SA NV	44,971	4,853,844
Gimv NV	1,319	64,626
KBC Ancora (a)	4,181	129,327
KBC Groupe SA (a)	49,800	2,712,066
UCB SA	7,488	688,240
TOTAL BELGIUM		8,448,103
Bermuda - 0.7%
Brilliance China Automotive Holdings Ltd.	226,000	424,694
China Gas Holdings Ltd.	210,000	405,139
China Resources Gas Group Ltd.	1,000	3,145
Credicorp Ltd. (United States)	3,800	562,096
Lazard Ltd. Class A	16,500	862,950
Vostok Nafta Investment Ltd. SDR (a)	39,560	289,609
TOTAL BERMUDA		2,547,633
Common Stocks - continued
	Shares	Value
Brazil - 1.4%
Arezzo Industria e Comercio SA	3,300	$ 41,629
BB Seguridade Participacoes SA	35,500	517,928
CCR SA	64,300	505,614
Cielo SA	32,300	590,832
Estacio Participacoes SA	29,900	370,991
Iguatemi Empresa de Shopping Centers SA	29,200	312,110
Kroton Educacional SA	16,000	426,102
Linx SA	12,400	295,141
Localiza Rent A Car SA	20,000	318,413
Odontoprev SA	72,200	296,279
Qualicorp SA (a)	33,300	385,289
Souza Cruz SA	38,400	356,454
T4F Entretenimento SA (a)	10,200	22,884
Ultrapar Participacoes SA	23,800	548,121
Weg SA	29,400	352,476
TOTAL BRAZIL		5,340,263
British Virgin Islands - 0.1%
Gem Diamonds Ltd. (a)	24,923	81,841
Mail.Ru Group Ltd. GDR (a)(e)	12,400	371,380
TOTAL BRITISH VIRGIN ISLANDS		453,221
Canada - 0.6%
Canadian Pacific Railway Ltd.	4,466	849,210
Imperial Oil Ltd.	13,000	667,079
Pason Systems, Inc.	5,600	142,728
Potash Corp. of Saskatchewan, Inc.	18,500	656,794
ShawCor Ltd. Class A	1,600	80,987
TOTAL CANADA		2,396,798
Cayman Islands - 2.9%
51job, Inc. sponsored ADR (a)	5,300	400,468
Autohome, Inc. ADR Class A	8,900	329,745
Baidu.com, Inc. sponsored ADR (a)	2,100	453,705
Bitauto Holdings Ltd. ADR (a)	7,700	418,572
ENN Energy Holdings Ltd.	64,000	452,685
Greatview Aseptic Pack Co. Ltd.	413,000	321,493
Haitian International Holdings Ltd.	149,000	349,051
Melco Crown Entertainment Ltd. sponsored ADR	9,500	315,400
MGM China Holdings Ltd.	110,000	402,231
Sands China Ltd.	306,400	2,249,494
SouFun Holdings Ltd. ADR (d)	28,500	326,895
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Tencent Holdings Ltd.	180,100	$ 2,924,781
Wynn Macau Ltd.	374,800	1,597,177
TOTAL CAYMAN ISLANDS		10,541,697
China - 0.3%
China Pacific Insurance Group Co. Ltd. (H Shares)	150,800	592,294
PICC Property & Casualty Co. Ltd. (H Shares)	234,000	378,365
TOTAL CHINA		970,659
Colombia - 0.1%
Grupo de Inversiones Suramerica SA	20,796	463,181
Denmark - 1.7%
A.P. Moller - Maersk A/S Series B	437	1,019,473
Jyske Bank A/S (Reg.) (a)	16,354	928,397
Novo Nordisk A/S Series B sponsored ADR	81,500	3,753,075
Spar Nord Bank A/S	13,331	144,845
Vestas Wind Systems A/S (a)	8,700	393,580
TOTAL DENMARK		6,239,370
Egypt - 0.1%
Commercial International Bank SAE sponsored GDR	55,200	322,920
Finland - 0.6%
Kone Oyj (B Shares)	7,300	307,621
Sampo Oyj (A Shares)	27,753	1,382,451
Tikkurila Oyj	17,080	433,176
TOTAL FINLAND		2,123,248
France - 6.5%
Arkema SA	5,613	521,767
Atos Origin SA	13,197	1,031,305
AXA SA	56,606	1,302,972
BNP Paribas SA	30,454	2,018,582
Bureau Veritas SA	11,700	301,588
Cap Gemini SA	16,202	1,176,535
Coface SA	3,400	50,172
GDF Suez	50,669	1,306,080
Havas SA	98,586	772,268
Laurent-Perrier Group SA	859	79,942
LVMH Moet Hennessy - Louis Vuitton SA	1,908	328,561
Orange SA	67,300	1,053,872
Remy Cointreau SA	4,581	375,106
Renault SA	9,111	760,919
Common Stocks - continued
	Shares	Value
France - continued
Safran SA	27,814	$ 1,634,840
Saft Groupe SA	1,154	42,572
Sanofi SA	31,794	3,338,081
Schneider Electric SA	9,190	777,977
Total SA	85,515	5,515,266
Vetoquinol SA	1,500	67,930
Virbac SA	410	87,842
Vivendi SA	51,955	1,305,835
TOTAL FRANCE		23,850,012
Germany - 4.4%
Allianz SE	13,256	2,206,940
alstria office REIT-AG	2,900	38,398
BASF AG	24,563	2,553,664
Bayer AG	28,412	3,763,420
Bilfinger Berger AG	742	60,707
CompuGroup Medical AG	6,146	153,074
Continental AG	4,183	905,161
CTS Eventim AG	7,966	233,711
Fielmann AG	1,079	136,421
Fresenius SE & Co. KGaA	6,100	914,022
GEA Group AG	13,688	616,676
Linde AG	17,049	3,490,625
Siemens AG	7,873	972,286
TOTAL GERMANY		16,045,105
Greece - 0.2%
Folli Follie SA (a)	7,700	322,724
Greek Organization of Football Prognostics SA	21,400	349,313
Titan Cement Co. SA (Reg.)	4,244	130,707
TOTAL GREECE		802,744
Hong Kong - 0.3%
AIA Group Ltd.	60,600	324,658
Beijing Enterprises Holdings Ltd.	51,500	448,456
Galaxy Entertainment Group Ltd.	48,000	403,664
TOTAL HONG KONG		1,176,778
India - 2.5%
Adani Ports & Special Economic Zone	17,562	75,044
Apollo Hospitals Enterprise Ltd.	14,115	235,271
Asian Paints India Ltd.	31,149	321,779
Axis Bank Ltd.	49,155	325,139
Common Stocks - continued
	Shares	Value
India - continued
Colgate-Palmolive (India)	9,694	$ 250,335
Exide Industries Ltd.	93,006	251,389
Grasim Industries Ltd.	5,252	304,064
Havells India Ltd.	16,368	322,378
HCL Technologies Ltd.	17,920	459,283
HDFC Bank Ltd.	34,418	496,339
Housing Development Finance Corp. Ltd.	83,351	1,459,731
ITC Ltd.	112,417	657,869
Jyothy Laboratories Ltd.	25,119	75,076
Larsen & Toubro Ltd.	17,261	424,744
Lupin Ltd.	17,430	368,423
Mahindra & Mahindra Ltd.	20,840	410,254
Motherson Sumi Systems Ltd.	42,698	255,903
Sun Pharmaceutical Industries Ltd.	42,978	558,465
Tata Consultancy Services Ltd.	17,511	744,166
Tata Motors Ltd.	57,068	417,455
Titan Co. Ltd.	66,327	381,933
Zee Entertainment Enterprises Ltd.	64,070	306,155
TOTAL INDIA		9,101,195
Indonesia - 1.5%
PT ACE Hardware Indonesia Tbk	4,145,300	330,854
PT Astra International Tbk	1,110,700	733,445
PT Bank Central Asia Tbk	687,400	687,913
PT Bank Rakyat Indonesia Tbk	709,200	680,244
PT Global Mediacom Tbk (f)	2,343,200	385,041
PT Indocement Tunggal Prakarsa Tbk	221,600	479,740
PT Jasa Marga Tbk	720,600	393,098
PT Kalbe Farma Tbk	2,513,600	371,220
PT Media Nusantara Citra Tbk (g)	1,524,200	338,179
PT Semen Gresik (Persero) Tbk	346,200	485,590
PT Surya Citra Media Tbk	1,143,000	372,650
PT Tower Bersama Infrastructure Tbk	455,700	324,143
TOTAL INDONESIA		5,582,117
Ireland - 1.2%
Actavis PLC (a)	4,400	942,744
CRH PLC sponsored ADR	58,429	1,372,497
FBD Holdings PLC	5,372	102,865
Common Stocks - continued
	Shares	Value
Ireland - continued
James Hardie Industries PLC:
CDI	9,656	$ 119,915
sponsored ADR	28,255	1,774,697
TOTAL IRELAND		4,312,718
Israel - 0.5%
Azrieli Group	13,296	433,103
Ituran Location & Control Ltd.	1,761	40,503
Sarine Technologies Ltd.	39,000	88,730
Strauss Group Ltd.	2,359	46,394
Teva Pharmaceutical Industries Ltd. sponsored ADR	25,909	1,386,132
TOTAL ISRAEL		1,994,862
Italy - 0.8%
Azimut Holding SpA	23,214	600,557
Beni Stabili SpA SIIQ	187,010	152,128
Interpump Group SpA	51,391	656,840
Intesa Sanpaolo SpA	201,700	598,973
Prada SpA	49,300	349,014
Telecom Italia SpA (a)	675,600	778,489
TOTAL ITALY		3,136,001
Japan - 14.3%
AEON Mall Co. Ltd.	22,500	527,254
Air Water, Inc.	3,000	47,979
Aozora Bank Ltd.	259,000	880,104
Artnature, Inc.	4,000	117,285
Asahi Co. Ltd.	4,800	64,297
Astellas Pharma, Inc.	183,400	2,487,015
Autobacs Seven Co. Ltd.	4,400	71,995
Azbil Corp.	4,700	118,260
Coca-Cola Central Japan Co. Ltd.	27,500	735,018
Cosmos Pharmaceutical Corp.	800	98,037
Daiichikosho Co. Ltd.	1,400	41,529
Daikokutenbussan Co. Ltd.	5,000	143,537
DENSO Corp.	77,700	3,583,957
Dentsu, Inc.	18,600	736,673
East Japan Railway Co.	21,700	1,738,324
Fanuc Corp.	7,300	1,261,661
Fast Retailing Co. Ltd.	4,300	1,419,637
Glory Ltd.	2,100	70,017
Goldcrest Co. Ltd.	6,560	130,781
Harmonic Drive Systems, Inc.	2,800	107,247
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi Ltd.	144,000	$ 1,116,116
Honda Motor Co. Ltd.	53,900	1,876,317
Hoya Corp.	35,000	1,133,250
Iida Group Holdings Co. Ltd.	4,624	68,896
Itochu Corp.	136,200	1,734,199
Iwatsuka Confectionary Co. Ltd.	1,400	69,132
Japan Tobacco, Inc.	85,200	2,996,275
KDDI Corp.	17,700	1,017,448
Keyence Corp.	6,321	2,753,711
Kobayashi Pharmaceutical Co. Ltd.	1,500	92,987
Koshidaka Holdings Co. Ltd.	2,000	79,035
Kyoto Kimono Yuzen Co. Ltd.	2,600	25,584
Lasertec Corp. (a)	5,500	56,061
Meiko Network Japan Co. Ltd.	2,700	34,510
Miraial Co. Ltd.	2,400	40,404
Mitsubishi Electric Corp.	57,000	752,488
Mitsubishi UFJ Financial Group, Inc.	438,200	2,584,199
Mitsui Fudosan Co. Ltd.	90,000	2,972,144
Mizuho Financial Group, Inc.	649,600	1,261,181
Nabtesco Corp.	3,700	83,595
Nagaileben Co. Ltd.	6,100	123,011
ND Software Co. Ltd.	3,000	63,046
Nihon M&A Center, Inc.	1,500	42,010
Nihon Parkerizing Co. Ltd.	7,000	154,518
Nippon Seiki Co. Ltd.	3,000	58,947
Nippon Telegraph & Telephone Corp.	28,200	1,872,601
NS Tool Co. Ltd.	1,900	40,036
OBIC Co. Ltd.	4,000	141,997
OMRON Corp.	14,800	656,421
ORIX Corp.	69,500	1,123,209
OSG Corp.	11,600	200,992
San-Ai Oil Co. Ltd.	7,000	53,172
Seven & i Holdings Co., Ltd.	35,600	1,481,516
Seven Bank Ltd.	423,000	1,697,513
SHO-BOND Holdings Co. Ltd.	20,300	859,853
Shoei Co. Ltd.	5,900	93,878
SK Kaken Co. Ltd.	1,000	84,382
SoftBank Corp.	47,200	3,393,126
Software Service, Inc.	1,600	82,389
Sony Financial Holdings, Inc.	44,500	728,796
Sumitomo Mitsui Trust Holdings, Inc.	251,920	1,096,282
Techno Medica Co. Ltd.	1,800	41,143
Common Stocks - continued
	Shares	Value
Japan - continued
TFP Consulting Group Co. Ltd.	2,000	$ 54,976
The Nippon Synthetic Chemical Industry Co. Ltd.	10,000	77,463
TKC Corp.	3,000	63,460
Tocalo Co. Ltd.	2,800	47,828
Tsutsumi Jewelry Co. Ltd.	2,000	51,084
USS Co. Ltd.	129,700	2,265,799
Workman Co. Ltd.	2,000	98,413
Yamato Kogyo Co. Ltd.	23,100	750,868
TOTAL JAPAN		52,626,868
Kenya - 0.4%
East African Breweries Ltd.	85,300	283,686
Kenya Commercial Bank Ltd.	493,800	306,516
Safaricom Ltd.	5,936,000	824,820
TOTAL KENYA		1,415,022
Korea (South) - 2.2%
Bgf Retail (a)	5,252	326,913
Coway Co. Ltd.	7,548	650,531
Hyundai Mobis	2,784	831,528
Hyundai Motor Co.	4,385	1,037,906
KEPCO Plant Service & Engineering Co. Ltd.	4,010	288,464
Leeno Industrial, Inc.	2,264	78,530
NAVER Corp.	1,952	1,393,616
Samsung Electronics Co. Ltd.	2,597	3,360,584
TOTAL KOREA (SOUTH)		7,968,072
Luxembourg - 0.2%
RTL Group SA	5,927	603,575
Malaysia - 0.2%
Astro Malaysia Holdings Bhd	320,600	336,501
Tune Insurance Holdings Bhd	419,900	305,626
TOTAL MALAYSIA		642,127
Malta - 0.1%
Brait SA	52,000	362,734
Mexico - 1.3%
Banregio Grupo Financiero S.A.B. de CV	54,000	306,231
Consorcio ARA S.A.B. de CV (a)	198,155	90,234
Fomento Economico Mexicano S.A.B. de CV:
unit	73,100	687,593
sponsored ADR	5,833	547,660
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Aeroportuario del Pacifico SA de CV Series B	54,400	$ 365,369
Grupo Aeroportuario del Sureste SA de CV Series B	33,800	420,429
Grupo Aeroportuario Norte S.A.B. de CV	57,900	229,235
Grupo Financiero Banorte S.A.B. de CV Series O	91,600	608,773
Grupo Televisa SA de CV	103,000	734,401
Megacable Holdings S.A.B. de CV unit	73,600	316,001
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	29,500	365,269
Qualitas Controladora S.A.B. de CV	101,200	274,434
TOTAL MEXICO		4,945,629
Netherlands - 1.7%
Aalberts Industries NV	7,600	232,183
ASM International NV (depositary receipt)	1,250	47,300
Heijmans NV (Certificaten Van Aandelen)	8,481	120,776
ING Groep NV (Certificaten Van Aandelen) (a)	242,823	3,153,686
Reed Elsevier NV	47,275	1,065,083
Unilever NV (Certificaten Van Aandelen) (Bearer)	24,100	991,860
VastNed Retail NV	3,338	170,119
Yandex NV (a)	12,700	384,556
TOTAL NETHERLANDS		6,165,563
Nigeria - 0.3%
Dangote Cement PLC	278,601	395,789
Guaranty Trust Bank PLC GDR (Reg. S)	36,700	330,300
Nigerian Breweries PLC	284,944	316,976
TOTAL NIGERIA		1,043,065
Norway - 0.3%
Statoil ASA	43,000	1,228,707
Panama - 0.1%
Copa Holdings SA Class A	2,100	318,927
Philippines - 0.9%
Alliance Global Group, Inc.	750,000	449,080
Bank of the Philippine Islands (BPI)	134,770	292,640
DMCI Holdings, Inc.	196,050	326,624
GT Capital Holdings, Inc.	18,840	383,556
International Container Terminal Services, Inc.	106,050	274,361
Jollibee Food Corp.	14,560	58,843
Metropolitan Bank & Trust Co.	163,850	321,207
Robinsons Retail Holdings, Inc.	199,720	298,965
Common Stocks - continued
	Shares	Value
Philippines - continued
SM Investments Corp.	20,190	$ 366,467
SM Prime Holdings, Inc.	1,149,800	401,568
TOTAL PHILIPPINES		3,173,311
Russia - 0.6%
Magnit OJSC GDR (Reg. S)	10,700	631,300
Norilsk Nickel OJSC ADR	25,100	493,215
NOVATEK OAO GDR (Reg. S)	4,600	477,710
Sberbank (Savings Bank of the Russian Federation) (a)	341,000	702,448
TOTAL RUSSIA		2,304,673
Singapore - 0.3%
Singapore Telecommunications Ltd.	325,000	1,057,064
South Africa - 2.5%
Alexander Forbes Group Holding (a)	464,610	376,957
Aspen Pharmacare Holdings Ltd.	19,500	528,371
Bidvest Group Ltd.	19,200	517,342
Clicks Group Ltd.	179,486	1,099,379
Coronation Fund Managers Ltd.	30,900	282,258
FirstRand Ltd.	137,700	555,397
Life Healthcare Group Holdings Ltd.	96,500	396,871
Mr Price Group Ltd.	22,700	429,740
MTN Group Ltd.	48,100	997,616
Nampak Ltd.	127,230	484,098
Naspers Ltd. Class N	17,700	2,196,497
Remgro Ltd.	22,300	482,248
Sanlam Ltd.	82,200	468,378
Shoprite Holdings Ltd.	33,200	501,545
TOTAL SOUTH AFRICA		9,316,697
Spain - 2.0%
Amadeus IT Holding SA Class A	27,964	1,104,633
Banco Bilbao Vizcaya Argentaria SA	129,600	1,593,134
Grifols SA	1,246	56,427
Iberdrola SA	162,500	1,211,137
Inditex SA	84,310	2,467,327
International Consolidated Airlines Group SA CDI (a)	73,600	411,048
Prosegur Compania de Seguridad SA (Reg.)	80,576	545,950
TOTAL SPAIN		7,389,656
Sweden - 3.3%
ASSA ABLOY AB (B Shares)	38,500	1,897,596
Common Stocks - continued
	Shares	Value
Sweden - continued
Atlas Copco AB (A Shares) (d)	65,459	$ 1,960,487
Fagerhult AB	46,455	922,608
H&M Hennes & Mauritz AB (B Shares)	37,639	1,543,602
Intrum Justitia AB	28,363	869,614
Investment AB Kinnevik (B Shares)	6,400	266,272
Meda AB (A Shares)	35,500	572,780
Nordea Bank AB	129,267	1,739,001
Svenska Cellulosa AB (SCA) (B Shares)	33,526	828,648
Svenska Handelsbanken AB (A Shares)	29,315	1,418,111
TOTAL SWEDEN		12,018,719
Switzerland - 7.2%
Compagnie Financiere Richemont SA Series A	3,438	327,816
Nestle SA	104,829	7,761,544
Novartis AG	65,318	5,682,578
Roche Holding AG (participation certificate)	22,595	6,557,199
Schindler Holding AG:
(participation certificate)	6,511	975,127
(Reg.)	2,001	296,379
SGS SA (Reg.)	150	327,978
Swatch Group AG (Bearer)	670	358,980
Syngenta AG (Switzerland)	1,682	595,856
UBS AG (NY Shares)	210,097	3,607,365
TOTAL SWITZERLAND		26,490,822
Taiwan - 1.2%
Addcn Technology Co. Ltd.	25,000	310,734
Delta Electronics, Inc.	79,000	535,545
Giant Manufacturing Co. Ltd.	37,000	302,755
Merida Industry Co. Ltd.	50,000	389,497
Taiwan Semiconductor Manufacturing Co. Ltd.	690,035	2,759,873
TOTAL TAIWAN		4,298,404
Thailand - 0.6%
Airports of Thailand PCL (For. Reg.)	62,800	415,717
Bangkok Dusit Medical Services PCL (For. Reg.)	613,600	323,221
Bumrungrad Hospital PCL (For. Reg.)	123,100	459,918
Central Pattana PCL (For. Reg.)	194,600	286,790
Kasikornbank PCL (For. Reg.)	89,800	589,748
Minor International PCL (For. Reg.)	179,500	179,698
TOTAL THAILAND		2,255,092
Common Stocks - continued
	Shares	Value
Turkey - 0.7%
Albaraka Turk Katilim Bankasi A/S	73,907	$ 60,014
Coca-Cola Icecek Sanayi A/S	48,889	1,226,332
Enka Insaat ve Sanayi A/S	126,194	329,796
TAV Havalimanlari Holding A/S	48,000	395,371
Tofas Turk Otomobil Fabrikasi A/S	51,342	318,671
Tupras Turkiye Petrol Rafinelleri A/S	13,000	317,598
TOTAL TURKEY		2,647,782
United Arab Emirates - 0.2%
DP World Ltd.	17,712	352,469
First Gulf Bank PJSC	85,001	421,181
TOTAL UNITED ARAB EMIRATES		773,650
United Kingdom - 16.1%
Advanced Computer Software Group PLC	21,800	43,982
Al Noor Hospitals Group PLC	20,500	351,985
AstraZeneca PLC (United Kingdom)	32,237	2,353,833
Babcock International Group PLC	46,423	860,568
BAE Systems PLC	215,521	1,556,611
Barclays PLC	424,397	1,608,759
Bellway PLC	5,928	151,225
Berendsen PLC	28,655	506,520
BG Group PLC	134,027	2,642,913
BHP Billiton PLC	84,459	2,881,068
British American Tobacco PLC (United Kingdom)	5,200	304,629
Britvic PLC	12,317	145,875
BT Group PLC	142,275	931,461
Bunzl PLC	43,757	1,175,350
Burberry Group PLC	12,400	296,020
Compass Group PLC	79,407	1,297,058
Dechra Pharmaceuticals PLC	9,000	105,451
Derwent London PLC	2,000	90,358
Diageo PLC	11,318	339,906
Elementis PLC	34,808	158,669
GlaxoSmithKline PLC	83,397	2,009,764
Great Portland Estates PLC	13,372	144,260
Hilton Food Group PLC	5,400	43,237
HSBC Holdings PLC sponsored ADR	63,266	3,377,772
Imperial Tobacco Group PLC	42,824	1,858,827
Informa PLC	188,410	1,551,974
InterContinental Hotel Group PLC ADR	59,396	2,399,004
Intertek Group PLC	6,900	298,687
Common Stocks - continued
	Shares	Value
United Kingdom - continued
ITE Group PLC	18,500	$ 62,686
ITV PLC	351,419	1,238,219
Jazztel PLC (a)	22,900	308,789
Johnson Matthey PLC	27,877	1,392,646
Liberty Global PLC Class A (a)	15,700	653,120
Meggitt PLC	14,039	120,525
National Grid PLC	155,191	2,210,422
Next PLC	6,400	731,507
Persimmon PLC	3,737	79,054
Prudential PLC	232,265	5,338,347
Reckitt Benckiser Group PLC	34,751	3,077,247
Reed Elsevier PLC	74,821	1,205,727
Rexam PLC	72,167	610,416
Rolls-Royce Group PLC	96,152	1,688,268
Rotork PLC	10,003	467,631
Royal Dutch Shell PLC Class A sponsored ADR	36,029	2,948,253
SABMiller PLC	52,863	2,889,870
Shaftesbury PLC	56,637	646,871
Spectris PLC	5,370	172,983
Spirax-Sarco Engineering PLC	5,107	234,867
Standard Chartered PLC (United Kingdom)	25,397	528,254
Ted Baker PLC	2,775	80,020
Ultra Electronics Holdings PLC	4,501	134,807
Unite Group PLC	84,677	581,276
Vodafone Group PLC sponsored ADR	71,026	2,359,484
TOTAL UNITED KINGDOM		59,247,055
United States of America - 7.6%
A.O. Smith Corp.	5,400	252,180
AbbVie, Inc.	18,529	969,808
ANSYS, Inc. (a)	400	30,776
Autoliv, Inc.	16,054	1,597,534
Berkshire Hathaway, Inc. Class B (a)	7,316	917,646
BorgWarner, Inc.	30,394	1,892,027
Broadridge Financial Solutions, Inc.	1,140	46,022
Cabot Corp.	11,466	600,704
Colgate-Palmolive Co.	5,200	329,680
Cummins, Inc.	7,091	988,414
Dril-Quip, Inc. (a)	770	77,593
Evercore Partners, Inc. Class A	1,460	79,658
FMC Technologies, Inc. (a)	11,403	693,302
Common Stocks - continued
	Shares	Value
United States of America - continued
Google, Inc.:
Class A (a)	2,590	$ 1,501,035
Class C (a)	1,790	1,023,164
JPMorgan Chase & Co.	6,500	374,855
Kansas City Southern	2,800	305,368
Kennedy-Wilson Holdings, Inc.	5,483	128,302
Las Vegas Sands Corp.	4,500	332,325
Martin Marietta Materials, Inc.	10,080	1,252,238
MasterCard, Inc. Class A	29,490	2,186,684
Mead Johnson Nutrition Co. Class A	11,200	1,024,128
Mohawk Industries, Inc. (a)	8,135	1,015,004
National Oilwell Varco, Inc.	4,046	327,888
Oceaneering International, Inc.	7,838	532,279
Philip Morris International, Inc.	17,000	1,394,170
PriceSmart, Inc.	8,685	714,776
ResMed, Inc.	14,520	751,265
ResMed, Inc. CDI	136,139	690,631
Solera Holdings, Inc.	18,594	1,190,016
SS&C Technologies Holdings, Inc. (a)	21,254	920,511
T-Mobile U.S., Inc. (a)	15,500	510,570
The Rubicon Project, Inc.	1,698	20,223
Tiffany & Co., Inc.	3,000	292,830
Union Pacific Corp.	8,000	786,480
Visa, Inc. Class A	10,431	2,201,045
TOTAL UNITED STATES OF AMERICA		27,951,131
TOTAL COMMON STOCKS (Cost $301,513,760)		358,461,569
Nonconvertible Preferred Stocks - 1.2%

Brazil - 0.6%
Ambev SA sponsored ADR	142,700	983,203
Itau Unibanco Holding SA sponsored ADR	72,200	1,111,880
Marcopolo SA (PN)	136,400	240,485
TOTAL BRAZIL		2,335,568
Colombia - 0.1%
Grupo Aval Acciones y Valores SA	439,805	325,739
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - 0.5%
Sartorius AG (non-vtg.)	1,050	$ 125,683
Volkswagen AG	6,590	1,540,288
TOTAL GERMANY		1,665,971
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,067,130)		4,327,278
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.11% (b)	5,469,286	5,469,286
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,856,400	1,856,400
TOTAL MONEY MARKET FUNDS (Cost $7,325,686)		7,325,686
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $312,906,576)		370,114,533
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,193,417)
NET ASSETS - 100%		$ 367,921,116
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $371,380 or 0.1% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,809
Fidelity Securities Lending Cash Central Fund	106,802
Total	$ 111,611
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 55,867,793	$ 31,853,633	$ 24,014,160	$ -
Consumer Staples	41,036,756	19,442,028	21,594,728	-
Energy	16,253,596	6,813,538	9,440,058	-
Financials	74,856,876	34,436,891	40,419,985	-
Health Care	46,175,759	16,340,670	29,835,089	-
Industrials	47,228,924	31,963,202	15,265,722	-
Information Technology	35,116,859	15,863,561	19,253,298	-
Materials	23,164,345	16,403,543	6,760,802	-
Telecommunication Services	17,499,331	6,307,114	11,192,217	-
Utilities	5,588,608	2,517,217	3,071,391	-
Money Market Funds	7,325,686	7,325,686	-	-
Total Investments in Securities:	$ 370,114,533	$ 189,267,083	$ 180,847,450	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 32,365,040
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $313,603,339. Net unrealized appreciation aggregated $56,511,194, of which $62,663,010 related to appreciated investment securities and $6,151,816 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® Worldwide Fund
Class A
 Class T
 Class B
 Class C
Institutional Class

July 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Worldwide Fund

1.883452.105

AWLD-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 1.9%
Ansell Ltd.	174,223	$ 3,058,604
Asaleo Care Ltd. (a)	1,507,430	2,484,962
Australia & New Zealand Banking Group Ltd.	377,915	11,799,123
G8 Education Ltd.	368,071	1,680,312
Greencross Ltd.	203,515	1,955,160
Ramsay Health Care Ltd.	80,656	3,593,281
Spotless Group Holdings Ltd.	1,248,598	2,127,277
Woodside Petroleum Ltd.	114,757	4,504,667
TOTAL AUSTRALIA		31,203,386
Austria - 0.1%
Andritz AG	28,200	1,529,329
Bailiwick of Jersey - 0.7%
MySale Group PLC	608,400	2,136,496
Shire PLC	70,341	5,789,653
Wolseley PLC	60,267	3,150,142
TOTAL BAILIWICK OF JERSEY		11,076,291
Belgium - 0.8%
Anheuser-Busch InBev SA NV	69,011	7,448,548
Arseus NV	14,800	798,168
KBC Groupe SA (a)	87,287	4,753,577
TOTAL BELGIUM		13,000,293
Bermuda - 0.3%
BW Offshore Ltd.	560,800	744,896
Noble Group Ltd.	1,453,000	1,644,845
PAX Global Technology Ltd. (a)	4,338,000	3,325,266
TOTAL BERMUDA		5,715,007
Canada - 1.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	86,100	2,356,330
Constellation Software, Inc.	16,700	3,966,891
First Quantum Minerals Ltd.	236,200	5,601,992
Imperial Oil Ltd.	77,900	3,997,345
Potash Corp. of Saskatchewan, Inc.	52,600	1,867,424
PrairieSky Royalty Ltd.	91,600	3,309,983
Suncor Energy, Inc.	141,700	5,818,232
TransForce, Inc.	90,200	2,280,748
TOTAL CANADA		29,198,945
Cayman Islands - 0.4%
Cimc Enric Holdings Ltd.	384,000	457,227
ENN Energy Holdings Ltd.	198,000	1,400,494
Greatview Aseptic Pack Co. Ltd.	1,799,000	1,400,402
Sands China Ltd.	277,200	2,035,117
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	53,700	1,654,497
TOTAL CAYMAN ISLANDS		6,947,737
Curacao - 0.2%
Schlumberger Ltd.	37,000	4,010,430

	Shares	Value
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	$ 33,310
Denmark - 1.2%
ISS Holdings A/S (a)	45,600	1,465,896
Novo Nordisk A/S Series B	231,680	10,664,737
Pandora A/S	34,300	2,355,576
Vestas Wind Systems A/S (a)	116,400	5,265,824
TOTAL DENMARK		19,752,033
Finland - 0.3%
Sampo Oyj (A Shares)	103,100	5,135,685
France - 3.0%
Atos Origin SA	33,157	2,591,119
AXA SA	100,800	2,320,242
BNP Paribas SA	60,730	4,025,365
Bureau Veritas SA	86,700	2,234,841
GDF Suez	82,700	2,131,734
Havas SA	390,700	3,060,526
Iliad SA	7,235	1,995,734
Numericable Group SA (a)(d)	77,500	4,285,964
Rexel SA	216,100	4,191,506
Schneider Electric SA	81,500	6,899,361
SR Teleperformance SA	24,500	1,704,637
Total SA	219,800	14,175,940
TOTAL FRANCE		49,616,969
Germany - 3.5%
Aareal Bank AG	63,891	2,724,871
BASF AG	75,075	7,805,085
Bayer AG	87,500	11,590,147
Brenntag AG	28,600	4,605,194
Continental AG	19,500	4,219,614
Drillisch AG	127,100	4,790,940
GEA Group AG	88,491	3,986,726
HeidelbergCement Finance AG	31,000	2,309,232
KION Group AG	95,589	3,731,155
LEG Immobilien AG	19,100	1,339,663
Siemens AG	70,861	8,751,065
Symrise AG	32,500	1,706,385
TOTAL GERMANY		57,560,077
Greece - 0.1%
Folli Follie SA (a)	59,300	2,485,397
Hong Kong - 0.8%
AIA Group Ltd.	1,294,600	6,935,691
Techtronic Industries Co. Ltd.	2,248,000	6,737,892
TOTAL HONG KONG		13,673,583
India - 1.1%
Bharti Infratel Ltd. (a)	343,664	1,451,501
Container Corp. of India Ltd.	33,567	759,175
Housing Development Finance Corp. Ltd.	472,533	8,275,499
Lupin Ltd.	129,448	2,736,179
Common Stocks - continued
	Shares	Value
India - continued
The Jammu & Kashmir Bank Ltd.	46,023	$ 1,211,199
Titan Co. Ltd.	144,739	833,455
United Spirits Ltd.	7,362	285,854
Yes Bank Ltd.	202,552	1,785,694
TOTAL INDIA		17,338,556
Indonesia - 0.2%
PT Bank Central Asia Tbk (g)	1,521,300	1,522,435
PT Bank Rakyat Indonesia Tbk (g)	1,639,100	1,572,178
TOTAL INDONESIA		3,094,613
Ireland - 2.9%
Actavis PLC (a)	77,800	16,669,428
Alkermes PLC (a)	98,421	4,208,482
Bank of Ireland (a)	3,692,100	1,292,575
Covidien PLC	39,000	3,373,890
Glanbia PLC	135,500	2,090,204
Greencore Group PLC	2,008,941	8,964,250
James Hardie Industries PLC CDI	351,670	4,367,270
Kerry Group PLC Class A	66,400	4,934,667
Seagate Technology LLC	39,000	2,285,400
United Drug PLC (United Kingdom)	23,900	143,405
TOTAL IRELAND		48,329,571
Israel - 0.1%
Teva Pharmaceutical Industries Ltd. sponsored ADR	45,000	2,407,500
Italy - 0.5%
De Longhi SpA	149,600	3,185,118
Telecom Italia SpA (a)	2,893,000	3,333,582
World Duty Free SpA (a)	159,397	1,820,648
TOTAL ITALY		8,339,348
Japan - 7.8%
ABC-MART, Inc.	21,800	1,177,287
ACOM Co. Ltd. (a)	450,600	1,774,236
Aozora Bank Ltd.	983,000	3,340,319
Astellas Pharma, Inc.	640,900	8,690,992
Coca-Cola Central Japan Co. Ltd.	98,800	2,640,720
Daikin Industries Ltd.	64,800	4,450,400
Don Quijote Holdings Co. Ltd.	83,900	4,533,445
Harmonic Drive Systems, Inc.	54,100	2,072,171
Hitachi Ltd.	409,000	3,170,078
Hoya Corp.	126,800	4,105,602
Japan Exchange Group, Inc.	159,500	3,628,860
Japan Tobacco, Inc.	229,600	8,074,468
KDDI Corp.	100,800	5,794,279
Keyence Corp.	17,760	7,737,053
NEC Corp.	1,585,000	6,119,465
Olympus Corp. (a)	95,600	3,440,051
OMRON Corp.	123,800	5,490,870
ORIX Corp.	534,200	8,633,357
Park24 Co. Ltd.	83,900	1,539,179

	Shares	Value
Rakuten, Inc.	346,400	$ 4,549,263
Sanix, Inc. (a)	82,000	969,122
Santen Pharmaceutical Co. Ltd.	71,900	4,238,562
Seven & i Holdings Co., Ltd.	164,900	6,862,414
Seven Bank Ltd.	1,073,500	4,307,991
Ship Healthcare Holdings, Inc.	67,000	2,188,958
SoftBank Corp.	124,900	8,978,844
Sundrug Co. Ltd.	45,400	2,038,257
Takata Corp.	76,000	1,511,903
Toshiba Plant Systems & Services Corp.	155,300	2,462,965
Tsuruha Holdings, Inc.	47,500	2,726,718
VT Holdings Co. Ltd.	227,000	1,217,182
TOTAL JAPAN		128,465,011
Kenya - 0.2%
Safaricom Ltd.	18,905,500	2,626,960
Korea (South) - 0.4%
Hyundai Motor Co.	12,766	3,021,643
Naturalendo Tech Co. Ltd.	6,642	514,907
NAVER Corp.	3,720	2,655,866
TOTAL KOREA (SOUTH)		6,192,416
Luxembourg - 0.3%
Altice S.A.	72,400	4,154,673
Netherlands - 1.2%
AEGON NV	292,700	2,373,700
AerCap Holdings NV (a)	196,200	8,560,206
IMCD Group BV	92,871	2,860,255
LyondellBasell Industries NV Class A	22,000	2,337,500
Royal DSM NV	48,000	3,321,701
TOTAL NETHERLANDS		19,453,362
New Zealand - 0.3%
EBOS Group Ltd.	295,468	2,540,121
Ryman Healthcare Group Ltd.	459,616	3,162,595
TOTAL NEW ZEALAND		5,702,716
Philippines - 0.3%
Alliance Global Group, Inc.	4,919,115	2,945,437
SM Investments Corp.	106,630	1,935,434
TOTAL PHILIPPINES		4,880,871
Portugal - 0.1%
CTT Correios de Portugal SA	37,774	402,121
Espirito Santo Saude SGPS SA	163,137	822,459
TOTAL PORTUGAL		1,224,580
Singapore - 0.1%
Ezion Holdings Ltd.	792,000	1,356,345
South Africa - 0.2%
Distell Group Ltd.	126,410	1,601,256
Naspers Ltd. Class N	19,700	2,444,689
TOTAL SOUTH AFRICA		4,045,945
Common Stocks - continued
	Shares	Value
Spain - 1.4%
Amadeus IT Holding SA Class A	148,100	$ 5,850,243
Atresmedia Corporacion de Medios de Comunicacion SA (d)	93,500	1,375,961
Banco Bilbao Vizcaya Argentaria SA	315,731	3,881,188
Criteria CaixaCorp SA	501,582	3,021,724
Grifols SA ADR	112,842	4,137,916
Inditex SA	138,615	4,056,559
TOTAL SPAIN		22,323,591
Sweden - 1.8%
ASSA ABLOY AB (B Shares)	147,200	7,255,226
Eniro AB (a)(d)	155,494	499,965
H&M Hennes & Mauritz AB (B Shares)	66,882	2,742,878
HEXPOL AB (B Shares)	21,800	1,834,522
Intrum Justitia AB	115,000	3,525,920
Nordea Bank AB	570,000	7,668,087
Svenska Cellulosa AB (SCA) (B Shares)	61,300	1,515,127
Svenska Handelsbanken AB (A Shares)	87,700	4,242,482
TOTAL SWEDEN		29,284,207
Switzerland - 3.4%
Clariant AG (Reg.)	151,250	2,826,107
Compagnie Financiere Richemont SA Series A	33,134	3,159,352
Lonza Group AG	47,211	5,247,110
Partners Group Holding AG	13,818	3,469,896
Roche Holding AG (participation certificate)	71,300	20,691,670
Schindler Holding AG (participation certificate)	11,367	1,702,392
Sonova Holding AG Class B	2,149	334,617
TE Connectivity Ltd.	213,000	13,182,570
UBS AG	357,757	6,146,816
TOTAL SWITZERLAND		56,760,530
Taiwan - 0.5%
ECLAT Textile Co. Ltd.	149,940	1,658,929
MediaTek, Inc.	278,000	4,291,993
Merida Industry Co. Ltd.	295,000	2,298,035
TOTAL TAIWAN		8,248,957
Turkey - 0.0%
Logo Yazilim Sanayi Ve Ticar (a)	10,330	100,996
United Kingdom - 7.1%
Aberdeen Asset Management PLC	355,842	2,485,978
Al Noor Hospitals Group PLC	169,000	2,901,732
Anglo American PLC (United Kingdom)	83,500	2,242,475
Associated British Foods PLC	48,600	2,279,387
B&M European Value Retail S.A.	406,743	1,864,402
BG Group PLC	422,900	8,339,275
BHP Billiton PLC	148,438	5,063,521
British American Tobacco PLC (United Kingdom)	145,000	8,494,451
Bunzl PLC	72,900	1,958,156

	Shares	Value
Diageo PLC	255,245	$ 7,665,604
Exova Group Ltd. PLC (a)	565,900	2,206,995
Galiform PLC	347,202	1,987,740
Hikma Pharmaceuticals PLC	232,348	7,056,994
Hilton Food Group PLC	350,100	2,803,168
ITV PLC	907,700	3,198,265
Jazztel PLC (a)	284,917	3,841,887
Liberty Global PLC:
Class A (a)	41,200	1,713,920
Class C	41,200	1,647,588
Lloyds Banking Group PLC (a)	2,382,400	2,970,083
London Stock Exchange Group PLC	162,000	5,300,519
Meggitt PLC	237,998	2,043,214
Melrose PLC	578,999	2,572,843
Next PLC	57,000	6,514,981
Persimmon PLC	92,000	1,946,205
Poundland Group PLC (a)	248,394	1,354,125
Reckitt Benckiser Group PLC	48,500	4,294,740
Rex Bionics PLC (a)	100,000	303,050
Rolls-Royce Group PLC	261,600	4,593,257
Rotork PLC	44,510	2,080,799
SABMiller PLC	71,500	3,908,702
St. James's Place Capital PLC	348,700	4,276,980
Sthree PLC	344,400	2,093,222
Taylor Wimpey PLC	761,900	1,431,669
The Restaurant Group PLC	123,700	1,286,471
Ultra Electronics Holdings PLC	36,900	1,105,171
Vodafone Group PLC	35,309	117,582
Zoopla Property Group PLC	83,700	356,103
TOTAL UNITED KINGDOM		116,301,254
United States of America - 51.8%
Adobe Systems, Inc. (a)	633,200	43,760,452
American Airlines Group, Inc.	613,000	23,815,050
American Express Co.	49,000	4,312,000
Ameriprise Financial, Inc.	381,400	45,615,440
Applied Materials, Inc.	389,000	8,153,440
AutoZone, Inc. (a)	15,500	8,013,965
Biogen Idec, Inc. (a)	36,000	12,038,040
Bluebird Bio, Inc. (a)	3,100	103,540
Boston Properties, Inc.	5,000	597,250
Boston Scientific Corp. (a)	113,200	1,446,696
Cabot Oil & Gas Corp.	1,085,000	35,750,750
Caterpillar, Inc.	27,000	2,720,250
CBRE Group, Inc. (a)	195,000	6,013,800
Celanese Corp. Class A	83,000	4,831,430
Chevron Corp.	36,200	4,678,488
Chipotle Mexican Grill, Inc. (a)	5,000	3,362,500
Church & Dwight Co., Inc.	21,000	1,347,780
Cimarex Energy Co.	14,000	1,946,280
Comcast Corp. Class A	407,000	21,868,110
Computer Sciences Corp.	20,000	1,247,800
Continental Resources, Inc. (a)	25,000	3,669,500
Cummins, Inc.	289,700	40,381,283
Common Stocks - continued
	Shares	Value
United States of America - continued
CVS Caremark Corp.	308,000	$ 23,518,880
Devon Energy Corp.	134,000	10,117,000
Diamondback Energy, Inc. (a)	5,000	411,150
Dynegy, Inc. (a)	241,500	6,411,825
EOG Resources, Inc.	88,000	9,630,720
Estee Lauder Companies, Inc. Class A	85,000	6,244,100
Facebook, Inc. Class A (a)	315,500	22,921,075
Fidelity National Information Services, Inc.	263,000	14,833,200
Freeport-McMoRan Copper & Gold, Inc.	92,000	3,424,240
Google, Inc.:
Class A (a)	82,800	47,986,740
Class C (a)	5,600	3,200,960
Halliburton Co.	395,000	27,251,050
Illumina, Inc. (a)	21,500	3,438,065
inContact, Inc. (a)	167,000	1,334,330
Interactive Intelligence Group, Inc. (a)	10,000	453,700
Intercept Pharmaceuticals, Inc. (a)	40,500	9,410,580
InterMune, Inc. (a)	50,000	2,193,500
Isis Pharmaceuticals, Inc. (a)	10,900	337,791
JetBlue Airways Corp. (a)	168,000	1,800,960
Johnson & Johnson	141,000	14,112,690
Las Vegas Sands Corp.	58,900	4,349,765
Marriott International, Inc. Class A	273,000	17,665,830
MasterCard, Inc. Class A	54,000	4,004,100
McGraw Hill Financial, Inc.	661,800	53,089,592
Memorial Resource Development Corp.	28,700	659,526
Micron Technology, Inc. (a)	360,000	10,998,000
Microsoft Corp.	669,000	28,874,040
Moody's Corp.	104,000	9,048,000
MPLX LP	69,000	3,915,750
Neurocrine Biosciences, Inc. (a)	41,600	564,928
Newfield Exploration Co. (a)	317,000	12,775,100
NextEra Energy Partners LP	94,000	3,199,760
Noble Energy, Inc.	156,000	10,372,440
Norfolk Southern Corp.	229,900	23,371,634
Oracle Corp.	192,000	7,754,880
Phillips 66 Partners LP	62,000	3,964,900
Piedmont Office Realty Trust, Inc. Class A	69,000	1,342,050
Pioneer Natural Resources Co.	45,900	10,165,014
Prestige Brands Holdings, Inc. (a)	219,000	6,745,200
priceline.com, Inc. (a)	1,700	2,112,165
QUALCOMM, Inc.	34,300	2,527,910
Ralph Lauren Corp.	15,000	2,337,900
Range Resources Corp.	332,000	25,095,880
salesforce.com, Inc. (a)	147,300	7,991,025
Sempra Energy	61,000	6,082,310
SL Green Realty Corp.	7,000	754,600
Spectra Energy Corp.	64,000	2,618,880
Spirit Airlines, Inc. (a)	88,500	5,789,670

	Shares	Value
Stericycle, Inc. (a)	10,000	$ 1,176,500
SVB Financial Group (a)	16,000	1,744,320
T. Rowe Price Group, Inc.	20,000	1,553,200
Targa Resources Corp.	21,000	2,677,500
The Cooper Companies, Inc.	58,800	9,459,744
The Walt Disney Co.	80,000	6,870,400
Thermo Fisher Scientific, Inc.	111,000	13,486,500
TJX Companies, Inc.	34,900	1,859,821
Twitter, Inc.	84,000	3,795,960
Ultragenyx Pharmaceutical, Inc.	2,700	117,990
Union Pacific Corp.	216,800	21,313,608
Visa, Inc. Class A	18,200	3,840,382
Wells Fargo & Co.	273,000	13,895,700
Western Digital Corp.	26,000	2,595,580
Workday, Inc. Class A (a)	2,100	176,064
Wyndham Worldwide Corp.	14,000	1,057,700
Zebra Technologies Corp. Class A (a)	190,000	15,213,300
TOTAL UNITED STATES OF AMERICA		853,711,518
TOTAL COMMON STOCKS (Cost $1,372,085,299)		1,595,281,992
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Volkswagen AG (Cost $5,175,561)	29,300	6,848,324
Government Obligations - 0.1%
		Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.03% 8/21/14 to 10/30/14 (h) (Cost $899,975)		$ 900,000	899,984
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $1,935,052)	EUR	1,260,000	1,901,555
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	55,185,461	$ 55,185,461
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	3,959,565	3,959,565
TOTAL MONEY MARKET FUNDS (Cost $59,145,026)		59,145,026
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,439,240,913)		1,664,076,881
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(16,903,868)
NET ASSETS - 100%		$ 1,647,173,013
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
242 CME Nikkei 225 Index Contracts	Sept. 2014	$ 18,767,100	$ 353,682

The face value of futures purchased as a percentage of net assets is 1.1%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,901,555 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $899,984.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,688
Fidelity Securities Lending Cash Central Fund	222,213
Total	$ 263,901
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 172,529,725	$ 141,275,262	$ 31,254,463	$ -
Consumer Staples	114,580,587	65,858,591	48,721,996	-
Energy	211,957,041	183,580,814	28,376,227	-
Financials	260,215,275	188,764,331	71,450,944	-
Health Care	208,370,129	140,807,375	67,562,754	-
Industrials	231,628,133	201,513,836	30,114,297	-
Information Technology	295,558,123	258,661,930	36,896,193	-
Materials	53,799,541	40,725,873	13,073,668	-
Telecommunication Services	34,265,639	14,589,851	19,675,788	-
Utilities	19,226,123	17,825,629	1,400,494	-
Government Obligations	899,984	-	899,984	-
Preferred Securities	1,901,555	-	1,901,555	-
Money Market Funds	59,145,026	59,145,026	-	-
Total Investments in Securities:	$ 1,664,076,881	$ 1,312,748,518	$ 351,328,363	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 353,682	$ 353,682	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 74,968,069
Level 2 to Level 1	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $1,446,657,521. Net unrealized appreciation aggregated $217,419,360, of which $246,019,314 related to appreciated investment securities and $28,599,954 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Worldwide Fund

July 31, 2014

1.804829.110

WLD-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 1.9%
Ansell Ltd.	174,223	$ 3,058,604
Asaleo Care Ltd. (a)	1,507,430	2,484,962
Australia & New Zealand Banking Group Ltd.	377,915	11,799,123
G8 Education Ltd.	368,071	1,680,312
Greencross Ltd.	203,515	1,955,160
Ramsay Health Care Ltd.	80,656	3,593,281
Spotless Group Holdings Ltd.	1,248,598	2,127,277
Woodside Petroleum Ltd.	114,757	4,504,667
TOTAL AUSTRALIA		31,203,386
Austria - 0.1%
Andritz AG	28,200	1,529,329
Bailiwick of Jersey - 0.7%
MySale Group PLC	608,400	2,136,496
Shire PLC	70,341	5,789,653
Wolseley PLC	60,267	3,150,142
TOTAL BAILIWICK OF JERSEY		11,076,291
Belgium - 0.8%
Anheuser-Busch InBev SA NV	69,011	7,448,548
Arseus NV	14,800	798,168
KBC Groupe SA (a)	87,287	4,753,577
TOTAL BELGIUM		13,000,293
Bermuda - 0.3%
BW Offshore Ltd.	560,800	744,896
Noble Group Ltd.	1,453,000	1,644,845
PAX Global Technology Ltd. (a)	4,338,000	3,325,266
TOTAL BERMUDA		5,715,007
Canada - 1.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	86,100	2,356,330
Constellation Software, Inc.	16,700	3,966,891
First Quantum Minerals Ltd.	236,200	5,601,992
Imperial Oil Ltd.	77,900	3,997,345
Potash Corp. of Saskatchewan, Inc.	52,600	1,867,424
PrairieSky Royalty Ltd.	91,600	3,309,983
Suncor Energy, Inc.	141,700	5,818,232
TransForce, Inc.	90,200	2,280,748
TOTAL CANADA		29,198,945
Cayman Islands - 0.4%
Cimc Enric Holdings Ltd.	384,000	457,227
ENN Energy Holdings Ltd.	198,000	1,400,494
Greatview Aseptic Pack Co. Ltd.	1,799,000	1,400,402
Sands China Ltd.	277,200	2,035,117
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	53,700	1,654,497
TOTAL CAYMAN ISLANDS		6,947,737
Curacao - 0.2%
Schlumberger Ltd.	37,000	4,010,430

	Shares	Value
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	$ 33,310
Denmark - 1.2%
ISS Holdings A/S (a)	45,600	1,465,896
Novo Nordisk A/S Series B	231,680	10,664,737
Pandora A/S	34,300	2,355,576
Vestas Wind Systems A/S (a)	116,400	5,265,824
TOTAL DENMARK		19,752,033
Finland - 0.3%
Sampo Oyj (A Shares)	103,100	5,135,685
France - 3.0%
Atos Origin SA	33,157	2,591,119
AXA SA	100,800	2,320,242
BNP Paribas SA	60,730	4,025,365
Bureau Veritas SA	86,700	2,234,841
GDF Suez	82,700	2,131,734
Havas SA	390,700	3,060,526
Iliad SA	7,235	1,995,734
Numericable Group SA (a)(d)	77,500	4,285,964
Rexel SA	216,100	4,191,506
Schneider Electric SA	81,500	6,899,361
SR Teleperformance SA	24,500	1,704,637
Total SA	219,800	14,175,940
TOTAL FRANCE		49,616,969
Germany - 3.5%
Aareal Bank AG	63,891	2,724,871
BASF AG	75,075	7,805,085
Bayer AG	87,500	11,590,147
Brenntag AG	28,600	4,605,194
Continental AG	19,500	4,219,614
Drillisch AG	127,100	4,790,940
GEA Group AG	88,491	3,986,726
HeidelbergCement Finance AG	31,000	2,309,232
KION Group AG	95,589	3,731,155
LEG Immobilien AG	19,100	1,339,663
Siemens AG	70,861	8,751,065
Symrise AG	32,500	1,706,385
TOTAL GERMANY		57,560,077
Greece - 0.1%
Folli Follie SA (a)	59,300	2,485,397
Hong Kong - 0.8%
AIA Group Ltd.	1,294,600	6,935,691
Techtronic Industries Co. Ltd.	2,248,000	6,737,892
TOTAL HONG KONG		13,673,583
India - 1.1%
Bharti Infratel Ltd. (a)	343,664	1,451,501
Container Corp. of India Ltd.	33,567	759,175
Housing Development Finance Corp. Ltd.	472,533	8,275,499
Lupin Ltd.	129,448	2,736,179
Common Stocks - continued
	Shares	Value
India - continued
The Jammu & Kashmir Bank Ltd.	46,023	$ 1,211,199
Titan Co. Ltd.	144,739	833,455
United Spirits Ltd.	7,362	285,854
Yes Bank Ltd.	202,552	1,785,694
TOTAL INDIA		17,338,556
Indonesia - 0.2%
PT Bank Central Asia Tbk (g)	1,521,300	1,522,435
PT Bank Rakyat Indonesia Tbk (g)	1,639,100	1,572,178
TOTAL INDONESIA		3,094,613
Ireland - 2.9%
Actavis PLC (a)	77,800	16,669,428
Alkermes PLC (a)	98,421	4,208,482
Bank of Ireland (a)	3,692,100	1,292,575
Covidien PLC	39,000	3,373,890
Glanbia PLC	135,500	2,090,204
Greencore Group PLC	2,008,941	8,964,250
James Hardie Industries PLC CDI	351,670	4,367,270
Kerry Group PLC Class A	66,400	4,934,667
Seagate Technology LLC	39,000	2,285,400
United Drug PLC (United Kingdom)	23,900	143,405
TOTAL IRELAND		48,329,571
Israel - 0.1%
Teva Pharmaceutical Industries Ltd. sponsored ADR	45,000	2,407,500
Italy - 0.5%
De Longhi SpA	149,600	3,185,118
Telecom Italia SpA (a)	2,893,000	3,333,582
World Duty Free SpA (a)	159,397	1,820,648
TOTAL ITALY		8,339,348
Japan - 7.8%
ABC-MART, Inc.	21,800	1,177,287
ACOM Co. Ltd. (a)	450,600	1,774,236
Aozora Bank Ltd.	983,000	3,340,319
Astellas Pharma, Inc.	640,900	8,690,992
Coca-Cola Central Japan Co. Ltd.	98,800	2,640,720
Daikin Industries Ltd.	64,800	4,450,400
Don Quijote Holdings Co. Ltd.	83,900	4,533,445
Harmonic Drive Systems, Inc.	54,100	2,072,171
Hitachi Ltd.	409,000	3,170,078
Hoya Corp.	126,800	4,105,602
Japan Exchange Group, Inc.	159,500	3,628,860
Japan Tobacco, Inc.	229,600	8,074,468
KDDI Corp.	100,800	5,794,279
Keyence Corp.	17,760	7,737,053
NEC Corp.	1,585,000	6,119,465
Olympus Corp. (a)	95,600	3,440,051
OMRON Corp.	123,800	5,490,870
ORIX Corp.	534,200	8,633,357
Park24 Co. Ltd.	83,900	1,539,179

	Shares	Value
Rakuten, Inc.	346,400	$ 4,549,263
Sanix, Inc. (a)	82,000	969,122
Santen Pharmaceutical Co. Ltd.	71,900	4,238,562
Seven & i Holdings Co., Ltd.	164,900	6,862,414
Seven Bank Ltd.	1,073,500	4,307,991
Ship Healthcare Holdings, Inc.	67,000	2,188,958
SoftBank Corp.	124,900	8,978,844
Sundrug Co. Ltd.	45,400	2,038,257
Takata Corp.	76,000	1,511,903
Toshiba Plant Systems & Services Corp.	155,300	2,462,965
Tsuruha Holdings, Inc.	47,500	2,726,718
VT Holdings Co. Ltd.	227,000	1,217,182
TOTAL JAPAN		128,465,011
Kenya - 0.2%
Safaricom Ltd.	18,905,500	2,626,960
Korea (South) - 0.4%
Hyundai Motor Co.	12,766	3,021,643
Naturalendo Tech Co. Ltd.	6,642	514,907
NAVER Corp.	3,720	2,655,866
TOTAL KOREA (SOUTH)		6,192,416
Luxembourg - 0.3%
Altice S.A.	72,400	4,154,673
Netherlands - 1.2%
AEGON NV	292,700	2,373,700
AerCap Holdings NV (a)	196,200	8,560,206
IMCD Group BV	92,871	2,860,255
LyondellBasell Industries NV Class A	22,000	2,337,500
Royal DSM NV	48,000	3,321,701
TOTAL NETHERLANDS		19,453,362
New Zealand - 0.3%
EBOS Group Ltd.	295,468	2,540,121
Ryman Healthcare Group Ltd.	459,616	3,162,595
TOTAL NEW ZEALAND		5,702,716
Philippines - 0.3%
Alliance Global Group, Inc.	4,919,115	2,945,437
SM Investments Corp.	106,630	1,935,434
TOTAL PHILIPPINES		4,880,871
Portugal - 0.1%
CTT Correios de Portugal SA	37,774	402,121
Espirito Santo Saude SGPS SA	163,137	822,459
TOTAL PORTUGAL		1,224,580
Singapore - 0.1%
Ezion Holdings Ltd.	792,000	1,356,345
South Africa - 0.2%
Distell Group Ltd.	126,410	1,601,256
Naspers Ltd. Class N	19,700	2,444,689
TOTAL SOUTH AFRICA		4,045,945
Common Stocks - continued
	Shares	Value
Spain - 1.4%
Amadeus IT Holding SA Class A	148,100	$ 5,850,243
Atresmedia Corporacion de Medios de Comunicacion SA (d)	93,500	1,375,961
Banco Bilbao Vizcaya Argentaria SA	315,731	3,881,188
Criteria CaixaCorp SA	501,582	3,021,724
Grifols SA ADR	112,842	4,137,916
Inditex SA	138,615	4,056,559
TOTAL SPAIN		22,323,591
Sweden - 1.8%
ASSA ABLOY AB (B Shares)	147,200	7,255,226
Eniro AB (a)(d)	155,494	499,965
H&M Hennes & Mauritz AB (B Shares)	66,882	2,742,878
HEXPOL AB (B Shares)	21,800	1,834,522
Intrum Justitia AB	115,000	3,525,920
Nordea Bank AB	570,000	7,668,087
Svenska Cellulosa AB (SCA) (B Shares)	61,300	1,515,127
Svenska Handelsbanken AB (A Shares)	87,700	4,242,482
TOTAL SWEDEN		29,284,207
Switzerland - 3.4%
Clariant AG (Reg.)	151,250	2,826,107
Compagnie Financiere Richemont SA Series A	33,134	3,159,352
Lonza Group AG	47,211	5,247,110
Partners Group Holding AG	13,818	3,469,896
Roche Holding AG (participation certificate)	71,300	20,691,670
Schindler Holding AG (participation certificate)	11,367	1,702,392
Sonova Holding AG Class B	2,149	334,617
TE Connectivity Ltd.	213,000	13,182,570
UBS AG	357,757	6,146,816
TOTAL SWITZERLAND		56,760,530
Taiwan - 0.5%
ECLAT Textile Co. Ltd.	149,940	1,658,929
MediaTek, Inc.	278,000	4,291,993
Merida Industry Co. Ltd.	295,000	2,298,035
TOTAL TAIWAN		8,248,957
Turkey - 0.0%
Logo Yazilim Sanayi Ve Ticar (a)	10,330	100,996
United Kingdom - 7.1%
Aberdeen Asset Management PLC	355,842	2,485,978
Al Noor Hospitals Group PLC	169,000	2,901,732
Anglo American PLC (United Kingdom)	83,500	2,242,475
Associated British Foods PLC	48,600	2,279,387
B&M European Value Retail S.A.	406,743	1,864,402
BG Group PLC	422,900	8,339,275
BHP Billiton PLC	148,438	5,063,521
British American Tobacco PLC (United Kingdom)	145,000	8,494,451
Bunzl PLC	72,900	1,958,156

	Shares	Value
Diageo PLC	255,245	$ 7,665,604
Exova Group Ltd. PLC (a)	565,900	2,206,995
Galiform PLC	347,202	1,987,740
Hikma Pharmaceuticals PLC	232,348	7,056,994
Hilton Food Group PLC	350,100	2,803,168
ITV PLC	907,700	3,198,265
Jazztel PLC (a)	284,917	3,841,887
Liberty Global PLC:
Class A (a)	41,200	1,713,920
Class C	41,200	1,647,588
Lloyds Banking Group PLC (a)	2,382,400	2,970,083
London Stock Exchange Group PLC	162,000	5,300,519
Meggitt PLC	237,998	2,043,214
Melrose PLC	578,999	2,572,843
Next PLC	57,000	6,514,981
Persimmon PLC	92,000	1,946,205
Poundland Group PLC (a)	248,394	1,354,125
Reckitt Benckiser Group PLC	48,500	4,294,740
Rex Bionics PLC (a)	100,000	303,050
Rolls-Royce Group PLC	261,600	4,593,257
Rotork PLC	44,510	2,080,799
SABMiller PLC	71,500	3,908,702
St. James's Place Capital PLC	348,700	4,276,980
Sthree PLC	344,400	2,093,222
Taylor Wimpey PLC	761,900	1,431,669
The Restaurant Group PLC	123,700	1,286,471
Ultra Electronics Holdings PLC	36,900	1,105,171
Vodafone Group PLC	35,309	117,582
Zoopla Property Group PLC	83,700	356,103
TOTAL UNITED KINGDOM		116,301,254
United States of America - 51.8%
Adobe Systems, Inc. (a)	633,200	43,760,452
American Airlines Group, Inc.	613,000	23,815,050
American Express Co.	49,000	4,312,000
Ameriprise Financial, Inc.	381,400	45,615,440
Applied Materials, Inc.	389,000	8,153,440
AutoZone, Inc. (a)	15,500	8,013,965
Biogen Idec, Inc. (a)	36,000	12,038,040
Bluebird Bio, Inc. (a)	3,100	103,540
Boston Properties, Inc.	5,000	597,250
Boston Scientific Corp. (a)	113,200	1,446,696
Cabot Oil & Gas Corp.	1,085,000	35,750,750
Caterpillar, Inc.	27,000	2,720,250
CBRE Group, Inc. (a)	195,000	6,013,800
Celanese Corp. Class A	83,000	4,831,430
Chevron Corp.	36,200	4,678,488
Chipotle Mexican Grill, Inc. (a)	5,000	3,362,500
Church & Dwight Co., Inc.	21,000	1,347,780
Cimarex Energy Co.	14,000	1,946,280
Comcast Corp. Class A	407,000	21,868,110
Computer Sciences Corp.	20,000	1,247,800
Continental Resources, Inc. (a)	25,000	3,669,500
Cummins, Inc.	289,700	40,381,283
Common Stocks - continued
	Shares	Value
United States of America - continued
CVS Caremark Corp.	308,000	$ 23,518,880
Devon Energy Corp.	134,000	10,117,000
Diamondback Energy, Inc. (a)	5,000	411,150
Dynegy, Inc. (a)	241,500	6,411,825
EOG Resources, Inc.	88,000	9,630,720
Estee Lauder Companies, Inc. Class A	85,000	6,244,100
Facebook, Inc. Class A (a)	315,500	22,921,075
Fidelity National Information Services, Inc.	263,000	14,833,200
Freeport-McMoRan Copper & Gold, Inc.	92,000	3,424,240
Google, Inc.:
Class A (a)	82,800	47,986,740
Class C (a)	5,600	3,200,960
Halliburton Co.	395,000	27,251,050
Illumina, Inc. (a)	21,500	3,438,065
inContact, Inc. (a)	167,000	1,334,330
Interactive Intelligence Group, Inc. (a)	10,000	453,700
Intercept Pharmaceuticals, Inc. (a)	40,500	9,410,580
InterMune, Inc. (a)	50,000	2,193,500
Isis Pharmaceuticals, Inc. (a)	10,900	337,791
JetBlue Airways Corp. (a)	168,000	1,800,960
Johnson & Johnson	141,000	14,112,690
Las Vegas Sands Corp.	58,900	4,349,765
Marriott International, Inc. Class A	273,000	17,665,830
MasterCard, Inc. Class A	54,000	4,004,100
McGraw Hill Financial, Inc.	661,800	53,089,592
Memorial Resource Development Corp.	28,700	659,526
Micron Technology, Inc. (a)	360,000	10,998,000
Microsoft Corp.	669,000	28,874,040
Moody's Corp.	104,000	9,048,000
MPLX LP	69,000	3,915,750
Neurocrine Biosciences, Inc. (a)	41,600	564,928
Newfield Exploration Co. (a)	317,000	12,775,100
NextEra Energy Partners LP	94,000	3,199,760
Noble Energy, Inc.	156,000	10,372,440
Norfolk Southern Corp.	229,900	23,371,634
Oracle Corp.	192,000	7,754,880
Phillips 66 Partners LP	62,000	3,964,900
Piedmont Office Realty Trust, Inc. Class A	69,000	1,342,050
Pioneer Natural Resources Co.	45,900	10,165,014
Prestige Brands Holdings, Inc. (a)	219,000	6,745,200
priceline.com, Inc. (a)	1,700	2,112,165
QUALCOMM, Inc.	34,300	2,527,910
Ralph Lauren Corp.	15,000	2,337,900
Range Resources Corp.	332,000	25,095,880
salesforce.com, Inc. (a)	147,300	7,991,025
Sempra Energy	61,000	6,082,310
SL Green Realty Corp.	7,000	754,600
Spectra Energy Corp.	64,000	2,618,880
Spirit Airlines, Inc. (a)	88,500	5,789,670

	Shares	Value
Stericycle, Inc. (a)	10,000	$ 1,176,500
SVB Financial Group (a)	16,000	1,744,320
T. Rowe Price Group, Inc.	20,000	1,553,200
Targa Resources Corp.	21,000	2,677,500
The Cooper Companies, Inc.	58,800	9,459,744
The Walt Disney Co.	80,000	6,870,400
Thermo Fisher Scientific, Inc.	111,000	13,486,500
TJX Companies, Inc.	34,900	1,859,821
Twitter, Inc.	84,000	3,795,960
Ultragenyx Pharmaceutical, Inc.	2,700	117,990
Union Pacific Corp.	216,800	21,313,608
Visa, Inc. Class A	18,200	3,840,382
Wells Fargo & Co.	273,000	13,895,700
Western Digital Corp.	26,000	2,595,580
Workday, Inc. Class A (a)	2,100	176,064
Wyndham Worldwide Corp.	14,000	1,057,700
Zebra Technologies Corp. Class A (a)	190,000	15,213,300
TOTAL UNITED STATES OF AMERICA		853,711,518
TOTAL COMMON STOCKS (Cost $1,372,085,299)		1,595,281,992
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Volkswagen AG (Cost $5,175,561)	29,300	6,848,324
Government Obligations - 0.1%
		Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.03% 8/21/14 to 10/30/14 (h) (Cost $899,975)		$ 900,000	899,984
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $1,935,052)	EUR	1,260,000	1,901,555
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	55,185,461	$ 55,185,461
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	3,959,565	3,959,565
TOTAL MONEY MARKET FUNDS (Cost $59,145,026)		59,145,026
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,439,240,913)		1,664,076,881
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(16,903,868)
NET ASSETS - 100%		$ 1,647,173,013
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
242 CME Nikkei 225 Index Contracts	Sept. 2014	$ 18,767,100	$ 353,682

The face value of futures purchased as a percentage of net assets is 1.1%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,901,555 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $899,984.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,688
Fidelity Securities Lending Cash Central Fund	222,213
Total	$ 263,901
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 172,529,725	$ 141,275,262	$ 31,254,463	$ -
Consumer Staples	114,580,587	65,858,591	48,721,996	-
Energy	211,957,041	183,580,814	28,376,227	-
Financials	260,215,275	188,764,331	71,450,944	-
Health Care	208,370,129	140,807,375	67,562,754	-
Industrials	231,628,133	201,513,836	30,114,297	-
Information Technology	295,558,123	258,661,930	36,896,193	-
Materials	53,799,541	40,725,873	13,073,668	-
Telecommunication Services	34,265,639	14,589,851	19,675,788	-
Utilities	19,226,123	17,825,629	1,400,494	-
Government Obligations	899,984	-	899,984	-
Preferred Securities	1,901,555	-	1,901,555	-
Money Market Funds	59,145,026	59,145,026	-	-
Total Investments in Securities:	$ 1,664,076,881	$ 1,312,748,518	$ 351,328,363	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 353,682	$ 353,682	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 74,968,069
Level 2 to Level 1	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $1,446,657,521. Net unrealized appreciation aggregated $217,419,360, of which $246,019,314 related to appreciated investment securities and $28,599,954 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2014